UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
December 31, 2018

Core Plus - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 32.4%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.80%, 3/1/45	90,000	82,619
United Technologies Corp., 6.05%, 6/1/36	95,000	108,554
		191,173
Air Freight and Logistics — 0.2%
FedEx Corp., 4.40%, 1/15/47	70,000	63,212
United Parcel Service, Inc., 2.80%, 11/15/24	150,000	143,949
		207,161
Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	240,000	236,100
Tenneco, Inc., 5.00%, 7/15/26	110,000	85,167
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	150,000	149,347
		470,614
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	103,833
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	270,000	277,057
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	200,000	184,644
General Motors Co., 4.20%, 10/1/27	70,000	63,240
General Motors Co., 5.15%, 4/1/38	100,000	85,764
General Motors Financial Co., Inc., 3.20%, 7/6/21	210,000	205,243
General Motors Financial Co., Inc., 5.25%, 3/1/26	150,000	147,031
		1,066,812
Banks — 4.8%
Banco Santander SA, 3.50%, 4/11/22	200,000	196,409
Bank of America Corp., MTN, 4.20%, 8/26/24	30,000	29,774
Bank of America Corp., MTN, 4.00%, 1/22/25	100,000	97,533
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	150,000	145,742
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	30,000	28,939
Bank of America Corp., VRN, 3.00%, 12/20/23	325,000	315,703
Bank of America N.A., 6.00%, 10/15/36	250,000	289,268
Barclays plc, 4.375%, 1/12/26	200,000	190,386
BPCE SA, 5.15%, 7/21/24(1)	200,000	201,054
Citigroup, Inc., 2.90%, 12/8/21	340,000	334,719
Citigroup, Inc., 4.05%, 7/30/22	80,000	80,426
Citigroup, Inc., 4.45%, 9/29/27	430,000	415,068
Citigroup, Inc., VRN, 3.52%, 10/27/28	180,000	168,277
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	249,392
Fifth Third BanCorp., 4.30%, 1/16/24	80,000	80,994
HSBC Holdings plc, 2.95%, 5/25/21	200,000	197,248
HSBC Holdings plc, 4.30%, 3/8/26	200,000	197,559
HSBC Holdings plc, VRN, 3.26%, 3/13/23	200,000	195,811
Huntington Bancshares, Inc., 2.30%, 1/14/22	140,000	135,265
JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	236,769
JPMorgan Chase & Co., 3.875%, 9/10/24	350,000	345,306

JPMorgan Chase & Co., 3.125%, 1/23/25	250,000	238,472
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	100,000	95,506
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	80,000	73,029
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	140,000	124,406
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	30,000	26,416
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	70,000	71,291
QNB Finansbank AS, MTN, 6.25%, 4/30/19	200,000	200,718
Regions Financial Corp., 2.75%, 8/14/22	100,000	96,555
Royal Bank of Canada, 2.15%, 10/26/20	210,000	206,739
SunTrust Bank, 3.30%, 5/15/26	200,000	189,806
U.S. Bank N.A., 2.80%, 1/27/25	250,000	240,519
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	200,000	176,220
US Bancorp, MTN, 3.60%, 9/11/24	70,000	69,712
Wells Fargo & Co., 3.07%, 1/24/23	80,000	77,960
Wells Fargo & Co., 3.00%, 4/22/26	90,000	83,989
Wells Fargo & Co., MTN, 4.10%, 6/3/26	300,000	293,382
Wells Fargo & Co., MTN, 4.65%, 11/4/44	115,000	108,639
		6,505,001
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26(1)	160,000	151,378
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(1)	270,000	251,257
Constellation Brands, Inc., 4.75%, 12/1/25	140,000	143,254
		545,889
Biotechnology — 1.1%
AbbVie, Inc., 3.60%, 5/14/25	280,000	269,067
AbbVie, Inc., 4.70%, 5/14/45	90,000	82,249
Amgen, Inc., 4.66%, 6/15/51	138,000	130,736
Biogen, Inc., 3.625%, 9/15/22	210,000	210,720
Celgene Corp., 3.25%, 8/15/22	200,000	196,513
Celgene Corp., 3.875%, 8/15/25	110,000	106,093
Celgene Corp., 3.45%, 11/15/27	30,000	27,367
Celgene Corp., 5.00%, 8/15/45	50,000	46,456
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	103,234
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	225,767
Gilead Sciences, Inc., 4.15%, 3/1/47	50,000	46,233
		1,444,435
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	100,000	100,357
Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	310,000	306,922
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	230,000	240,909
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	100,000	94,907
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	360,000	333,027
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	40,000	37,351
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	50,000	47,779
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	70,000	68,009
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	120,000	112,232
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	120,000	103,190
		1,344,326

Chemicals — 0.4%
Ashland LLC, 4.75%, 8/15/22	100,000	98,875
Dow Chemical Co. (The), 4.375%, 11/15/42	60,000	52,904
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	200,222
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	110,000	99,687
Westlake Chemical Corp., 4.375%, 11/15/47	90,000	75,807
		527,495
Commercial Services and Supplies — 0.4%
Aramark Services, Inc., 5.00%, 4/1/25(1)	60,000	58,800
Covanta Holding Corp., 5.875%, 3/1/24	150,000	141,375
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	80,000	76,800
Republic Services, Inc., 3.55%, 6/1/22	190,000	190,924
Waste Management, Inc., 4.75%, 6/30/20	70,000	71,647
		539,546
Communications Equipment — 0.1%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	150,000	121,875
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	140,000	139,121
Consumer Finance — 1.0%
Ally Financial, Inc., 4.625%, 3/30/25	100,000	97,250
American Express Co., 3.00%, 10/30/24	50,000	47,997
American Express Credit Corp., MTN, 2.20%, 3/3/20	100,000	98,934
American Express Credit Corp., MTN, 2.25%, 5/5/21	270,000	264,301
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	241,607
Capital One Financial Corp., 3.75%, 7/28/26	120,000	110,146
CIT Group, Inc., 5.00%, 8/15/22	150,000	148,312
Discover Financial Services, 3.75%, 3/4/25	200,000	191,599
Synchrony Financial, 2.60%, 1/15/19	100,000	99,967
Synchrony Financial, 3.95%, 12/1/27	100,000	84,428
		1,384,541
Containers and Packaging — 0.8%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	200,000	185,124
Ball Corp., 4.00%, 11/15/23	140,000	136,500
Berry Global, Inc., 5.125%, 7/15/23	300,000	297,840
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	193,000	188,899
International Paper Co., 4.40%, 8/15/47	80,000	67,628
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	280,000	267,050
		1,143,041
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	97,887
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., 4.50%, 2/11/43	40,000	41,709
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	250,000	249,228
Morgan Stanley, 5.00%, 11/24/25	130,000	132,809
Morgan Stanley, 4.375%, 1/22/47	40,000	38,000
Morgan Stanley, MTN, 5.625%, 9/23/19	410,000	416,148
Morgan Stanley, MTN, 3.70%, 10/23/24	60,000	59,045
Morgan Stanley, MTN, 4.00%, 7/23/25	370,000	365,499
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	120,000	115,011

UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	200,000	195,152
		1,612,601
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 3.875%, 8/15/21	180,000	181,897
AT&T, Inc., 3.40%, 5/15/25	260,000	244,748
AT&T, Inc., 4.10%, 2/15/28	160,000	154,201
AT&T, Inc., 5.25%, 3/1/37	50,000	49,294
AT&T, Inc., 4.75%, 5/15/46	100,000	89,325
AT&T, Inc., 5.15%, 11/15/46	70,000	65,365
Orange SA, 4.125%, 9/14/21	100,000	102,057
Telefonica Emisiones SA, 5.46%, 2/16/21	100,000	103,683
Verizon Communications, Inc., 3.50%, 11/1/24	80,000	79,200
Verizon Communications, Inc., 2.625%, 8/15/26	70,000	63,606
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	58,443
Verizon Communications, Inc., 5.01%, 8/21/54	170,000	165,443
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	140,000	125,300
		1,482,562
Electric Utilities — 0.6%
AEP Transmission Co. LLC, 3.75%, 12/1/47	50,000	46,040
Duke Energy Corp., 3.55%, 9/15/21	80,000	80,261
Duke Energy Corp., 2.65%, 9/1/26	50,000	45,622
Exelon Corp., 5.15%, 12/1/20	130,000	132,898
Exelon Corp., 4.45%, 4/15/46	40,000	38,241
FirstEnergy Corp., 4.25%, 3/15/23	100,000	101,686
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	140,000	141,925
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	100,000	92,875
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	100,000	89,375
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	29,172
		798,095
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	80,000	77,700
Halliburton Co., 4.85%, 11/15/35	100,000	98,566
		176,266
Entertainment — 0.4%
21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	92,376
21st Century Fox America, Inc., 4.75%, 9/15/44	40,000	42,813
Activision Blizzard, Inc., 2.30%, 9/15/21	80,000	77,959
Netflix, Inc., 4.875%, 4/15/28	200,000	183,000
Viacom, Inc., 3.125%, 6/15/22	50,000	48,694
Viacom, Inc., 4.25%, 9/1/23	140,000	139,591
Viacom, Inc., 4.375%, 3/15/43	30,000	23,892
		608,325
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 3.375%, 10/15/26	180,000	167,827
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	100,000	95,010
Boston Properties LP, 3.65%, 2/1/26	120,000	116,370
Crown Castle International Corp., 5.25%, 1/15/23	200,000	207,861
Essex Portfolio LP, 3.625%, 8/15/22	170,000	169,966
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,968

Hospitality Properties Trust, 4.65%, 3/15/24	80,000	79,848
Hudson Pacific Properties LP, 3.95%, 11/1/27	130,000	121,128
Kilroy Realty LP, 3.80%, 1/15/23	44,000	43,853
Kimco Realty Corp., 2.80%, 10/1/26	90,000	81,132
VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	50,484
Welltower, Inc., 3.75%, 3/15/23	60,000	59,946
		1,242,393
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	100,000	81,771
Walmart, Inc., 4.05%, 6/29/48	90,000	90,040
		171,811
Food Products — 0.4%
Conagra Brands, Inc., 4.60%, 11/1/25	130,000	130,656
Kraft Heinz Foods Co., 5.20%, 7/15/45	50,000	45,902
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	270,000	263,250
Post Holdings, Inc., 5.00%, 8/15/26(1)	110,000	100,650
		540,458
Gas Utilities — 1.4%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	100,853
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27	50,000	47,313
Energy Transfer Operating LP, 6.50%, 2/1/42	140,000	140,300
Energy Transfer Operating LP, 6.00%, 6/15/48	30,000	29,349
EnLink Midstream Partners LP, 4.85%, 7/15/26	110,000	99,394
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	146,150
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	160,000	165,743
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	61,636
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	139,171
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	101,491
ONEOK, Inc., 4.00%, 7/13/27	90,000	86,039
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	157,194
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	255,000	265,243
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	222,608
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	50,000	45,954
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	150,000	136,125
		1,944,563
Health Care Equipment and Supplies — 0.5%
Becton Dickinson and Co., 3.73%, 12/15/24	190,000	183,766
Medtronic, Inc., 3.50%, 3/15/25	150,000	149,596
Medtronic, Inc., 4.375%, 3/15/35	100,000	102,668
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	50,174
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	160,000	147,984
		634,188
Health Care Providers and Services — 1.3%
Aetna, Inc., 2.75%, 11/15/22	60,000	57,611
Anthem, Inc., 3.65%, 12/1/27	60,000	57,467
Anthem, Inc., 4.65%, 1/15/43	89,000	87,164
CVS Health Corp., 3.50%, 7/20/22	70,000	69,574
CVS Health Corp., 4.30%, 3/25/28	250,000	245,258
CVS Health Corp., 4.78%, 3/25/38	60,000	57,736

CVS Health Corp., 5.05%, 3/25/48		70,000	68,429
DaVita, Inc., 5.125%, 7/15/24		200,000	188,000
HCA, Inc., 5.00%, 3/15/24		30,000	29,775
HCA, Inc., 5.375%, 2/1/25		150,000	146,625
Northwell Healthcare, Inc., 4.26%, 11/1/47		50,000	47,664
Tenet Healthcare Corp., 4.375%, 10/1/21		70,000	68,075
Tenet Healthcare Corp., 5.125%, 5/1/25		220,000	205,700
UnitedHealth Group, Inc., 2.875%, 12/15/21		80,000	79,771
UnitedHealth Group, Inc., 3.75%, 7/15/25		140,000	141,904
UnitedHealth Group, Inc., 4.75%, 7/15/45		60,000	63,713
Universal Health Services, Inc., 4.75%, 8/1/22(1)		100,000	99,750
			1,714,216
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		250,000	242,500
McDonald's Corp., MTN, 3.375%, 5/26/25		160,000	156,706
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		70,000	73,588
			472,794
Household Durables — 0.1%
Lennar Corp., 4.75%, 11/29/27		100,000	90,625
Toll Brothers Finance Corp., 4.35%, 2/15/28		100,000	86,000
			176,625
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		140,000	133,658
Insurance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	152,449
Allstate Corp. (The), VRN, 5.75%, 8/15/53		120,000	117,300
American International Group, Inc., 4.125%, 2/15/24		150,000	150,776
American International Group, Inc., 4.50%, 7/16/44		50,000	44,807
Chubb INA Holdings, Inc., 3.15%, 3/15/25		60,000	58,737
Chubb INA Holdings, Inc., 3.35%, 5/3/26		40,000	39,186
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	116,240
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$60,000	68,261
International Lease Finance Corp., 5.875%, 8/15/22		100,000	104,825
Markel Corp., 4.90%, 7/1/22		212,000	219,027
MetLife, Inc., 4.125%, 8/13/42		110,000	103,185
Prudential Financial, Inc., 3.94%, 12/7/49		160,000	143,863
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		45,000	51,098
Prudential Financial, Inc., VRN, 5.875%, 9/15/42		100,000	101,125
Voya Financial, Inc., 5.70%, 7/15/43		90,000	97,637
WR Berkley Corp., 4.625%, 3/15/22		100,000	102,856
			1,671,372
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		160,000	147,518
First Data Corp., 5.00%, 1/15/24(1)		240,000	231,900
			379,418
Life Sciences Tools and Services — 0.1%
IQVIA, Inc., 5.00%, 10/15/26(1)		200,000	191,750
Media — 1.7%
AMC Networks, Inc., 4.75%, 8/1/25		210,000	191,100

CBS Corp., 4.85%, 7/1/42	60,000	55,315
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	99,312
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	250,000	233,475
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	290,000	288,633
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	30,000	31,062
Comcast Corp., 4.40%, 8/15/35	30,000	29,136
Comcast Corp., 6.40%, 5/15/38	80,000	94,113
Comcast Corp., 4.75%, 3/1/44	60,000	60,306
Comcast Corp., 4.70%, 10/15/48	160,000	163,187
CSC Holdings LLC, 5.50%, 4/15/27(1)	200,000	186,500
Discovery Communications LLC, 5.625%, 8/15/19	123,000	124,624
Discovery Communications LLC, 3.95%, 3/20/28	150,000	139,432
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25	200,000	189,302
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	110,000	104,637
Time Warner Cable LLC, 5.50%, 9/1/41	40,000	35,501
Time Warner Cable LLC, 4.50%, 9/15/42	50,000	40,377
Warner Media LLC, 2.95%, 7/15/26	190,000	170,235
Warner Media LLC, 3.80%, 2/15/27	100,000	94,042
		2,330,289
Metals and Mining — 0.4%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	200,000	204,000
Steel Dynamics, Inc., 5.00%, 12/15/26	305,000	289,750
		493,750
Multi-Utilities — 1.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	91,750
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	50,000	44,500
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	70,000	63,081
CenterPoint Energy, Inc., 4.25%, 11/1/28	70,000	71,117
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	296,100	275,003
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	102,982
Dominion Energy, Inc., 2.75%, 9/15/22	130,000	125,260
Dominion Energy, Inc., 4.90%, 8/1/41	100,000	99,615
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	87,782
Duke Energy Progress LLC, 3.70%, 10/15/46	50,000	45,343
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	78,632
Florida Power & Light Co., 4.125%, 2/1/42	50,000	50,594
Georgia Power Co., 4.30%, 3/15/42	70,000	64,793
MidAmerican Energy Co., 4.40%, 10/15/44	140,000	144,765
NiSource, Inc., 5.65%, 2/1/45	80,000	87,510
Progress Energy, Inc., 3.15%, 4/1/22	80,000	78,848
Sempra Energy, 2.875%, 10/1/22	130,000	125,479
Sempra Energy, 3.25%, 6/15/27	70,000	64,465
Sempra Energy, 4.00%, 2/1/48	40,000	34,521
Southern Power Co., 5.15%, 9/15/41	40,000	39,938
		1,775,978
Oil, Gas and Consumable Fuels — 3.4%
Anadarko Petroleum Corp., 5.55%, 3/15/26	30,000	31,480
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	86,715
Antero Resources Corp., 5.125%, 12/1/22	220,000	207,625

Apache Corp., 4.75%, 4/15/43	40,000	34,458
BP Capital Markets America, Inc., 4.50%, 10/1/20	80,000	81,915
Cimarex Energy Co., 4.375%, 6/1/24	150,000	149,332
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	71,083
Concho Resources, Inc., 4.375%, 1/15/25	110,000	108,835
Concho Resources, Inc., 4.875%, 10/1/47	60,000	57,346
Continental Resources, Inc., 3.80%, 6/1/24	170,000	161,116
Continental Resources, Inc., 4.375%, 1/15/28	150,000	141,453
Diamondback Energy, Inc., 5.375%, 5/31/25	200,000	195,500
Encana Corp., 6.50%, 2/1/38	80,000	87,065
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	97,699
Hess Corp., 4.30%, 4/1/27	70,000	64,219
Hess Corp., 6.00%, 1/15/40	110,000	101,218
Kinder Morgan, Inc., 5.55%, 6/1/45	80,000	79,599
Marathon Oil Corp., 3.85%, 6/1/25	190,000	178,568
MPLX LP, 4.875%, 6/1/25	180,000	181,733
MPLX LP, 4.50%, 4/15/38	50,000	43,849
MPLX LP, 5.20%, 3/1/47	40,000	36,997
Newfield Exploration Co., 5.75%, 1/30/22	200,000	202,500
Newfield Exploration Co., 5.375%, 1/1/26	100,000	98,250
Noble Energy, Inc., 4.15%, 12/15/21	220,000	221,185
Petroleos Mexicanos, 6.00%, 3/5/20	67,000	68,306
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	48,800
Petroleos Mexicanos, 6.625%, 6/15/35	100,000	87,800
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	60,854
Phillips 66, 4.30%, 4/1/22	60,000	61,641
Range Resources Corp., 4.875%, 5/15/25	300,000	247,500
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(1)	200,000	197,565
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	150,000	142,500
Tullow Oil plc, 7.00%, 3/1/25(1)	200,000	186,500
Williams Cos., Inc. (The), 4.125%, 11/15/20	280,000	282,285
Williams Cos., Inc. (The), 4.55%, 6/24/24	105,000	106,134
Williams Cos., Inc. (The), 5.10%, 9/15/45	80,000	74,265
WPX Energy, Inc., 5.25%, 9/15/24	120,000	109,200
YPF SA, 8.75%, 4/4/24	200,000	188,500
		4,581,590
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	180,000	186,525
Pharmaceuticals — 0.5%
Allergan Finance LLC, 3.25%, 10/1/22	60,000	58,711
Allergan Funding SCS, 3.85%, 6/15/24	100,000	98,742
Allergan Funding SCS, 4.55%, 3/15/35	100,000	95,221
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	150,000	151,875
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	140,000	135,460
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	140,000	107,080
Zoetis, Inc., 3.00%, 9/12/27	70,000	64,728
		711,817
Professional Services — 0.2%
IHS Markit Ltd., 4.75%, 2/15/25(1)	150,000	147,937

IHS Markit Ltd., 4.00%, 3/1/26(1)	83,000	77,398
		225,335
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	109,220
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	122,646
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	50,000	48,659
CSX Corp., 3.25%, 6/1/27	150,000	141,434
Union Pacific Corp., 3.60%, 9/15/37	50,000	44,886
Union Pacific Corp., 4.05%, 11/15/45	110,000	100,682
		567,527
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	120,000	108,523
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	192,500
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	200,000	201,750
		502,773
Software — 0.5%
Microsoft Corp., 2.70%, 2/12/25	150,000	145,670
Microsoft Corp., 3.30%, 2/6/27	100,000	99,210
Microsoft Corp., 3.45%, 8/8/36	100,000	94,926
Microsoft Corp., 4.25%, 2/6/47	150,000	158,085
Oracle Corp., 3.25%, 11/15/27	170,000	164,247
		662,138
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	184,000
Home Depot, Inc. (The), 3.00%, 4/1/26	150,000	145,221
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	209,263
United Rentals North America, Inc., 5.75%, 11/15/24	150,000	144,938
		683,422
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 2.75%, 1/13/25	60,000	57,928
Apple, Inc., 2.50%, 2/9/25	130,000	122,923
Apple, Inc., 2.45%, 8/4/26	90,000	83,310
Apple, Inc., 2.90%, 9/12/27	250,000	235,788
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	270,000	271,736
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	270,762
Seagate HDD Cayman, 4.75%, 6/1/23	130,000	121,665
		1,164,112
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	55,000	53,984
Sprint Communications, Inc., 6.00%, 11/15/22	160,000	157,413
T-Mobile USA, Inc., 4.75%, 2/1/28	220,000	199,925
Vodafone Group plc, 4.375%, 5/30/28	60,000	58,349
		469,671
TOTAL CORPORATE BONDS (Cost $45,987,046)		44,135,296
U.S. TREASURY SECURITIES — 18.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	500,000	547,904
U.S. Treasury Bonds, 4.375%, 11/15/39	700,000	859,810
U.S. Treasury Bonds, 4.625%, 2/15/40	300,000	380,911
U.S. Treasury Bonds, 3.125%, 11/15/41	400,000	410,433

U.S. Treasury Bonds, 3.125%, 2/15/42	300,000	307,765
U.S. Treasury Bonds, 3.00%, 5/15/42	1,200,000	1,203,954
U.S. Treasury Bonds, 2.875%, 5/15/43	450,000	440,285
U.S. Treasury Bonds, 3.125%, 8/15/44(2)	900,000	920,669
U.S. Treasury Bonds, 3.00%, 11/15/44	1,450,000	1,450,869
U.S. Treasury Bonds, 2.50%, 2/15/45	950,000	862,870
U.S. Treasury Bonds, 3.00%, 5/15/45	1,200,000	1,200,249
U.S. Treasury Bonds, 3.00%, 11/15/45	500,000	500,034
U.S. Treasury Bonds, 3.375%, 11/15/48	600,000	642,854
U.S. Treasury Notes, 2.50%, 5/31/20	1,000,000	999,175
U.S. Treasury Notes, 2.50%, 6/30/20	800,000	799,420
U.S. Treasury Notes, 1.625%, 10/15/20	1,600,000	1,575,166
U.S. Treasury Notes, 2.25%, 2/15/21	1,300,000	1,292,988
U.S. Treasury Notes, 2.75%, 9/15/21	500,000	503,502
U.S. Treasury Notes, 1.875%, 1/31/22	4,000,000	3,929,561
U.S. Treasury Notes, 2.00%, 11/30/22	500,000	491,032
U.S. Treasury Notes, 2.75%, 5/31/23	900,000	909,970
U.S. Treasury Notes, 3.125%, 11/15/28	4,400,000	4,567,774
TOTAL U.S. TREASURY SECURITIES (Cost $24,719,485)		24,797,195
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.1%
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 2/1/38	84,134	88,246
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.85%), 6/1/38	46,970	49,352
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40	67,931	69,228
FHLMC, VRN, 4.23%, (12-month LIBOR plus 1.88%), 5/1/41	22,003	23,015
FHLMC, VRN, 3.68%, (12-month LIBOR plus 1.89%), 7/1/41	160,994	165,591
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.65%), 2/1/43	299,624	296,891
FHLMC, VRN, 3.53%, (12-month LIBOR plus 1.64%), 2/1/43	44,818	46,531
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43	11,197	11,557
FHLMC, VRN, 4.28%, (12-month LIBOR plus 1.65%), 6/1/43	33,925	35,081
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	251,399	253,114
FNMA, VRN, 4.11%, (6-month LIBOR plus 1.57%), 6/1/35	30,172	31,154
FNMA, VRN, 3.57%, (12-month LIBOR plus 1.69%), 1/1/40	19,615	20,497
FNMA, VRN, 3.61%, (12-month LIBOR plus 1.79%), 8/1/40	138,396	140,901
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	98,683	100,292
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	118,455	118,939
		1,450,389
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 17.0%
FHLMC, 4.50%, 6/1/21	4,640	4,726
FHLMC, 5.50%, 1/1/38	6,579	7,113
FHLMC, 5.50%, 4/1/38	39,899	42,983
FHLMC, 3.00%, 2/1/43	531,925	523,055
FNMA, 3.00%, TBA	3,000,000	2,927,676
FNMA, 3.50%, TBA	3,000,000	3,000,651
FNMA, 4.00%, TBA	2,950,000	3,008,369
FNMA, 5.00%, 7/1/20	10,425	10,622
FNMA, 5.00%, 7/1/31	355,222	372,502
FNMA, 4.50%, 10/1/33	170,526	177,671
FNMA, 5.00%, 11/1/33	378,649	403,636

FNMA, 6.00%, 12/1/33	246,137	268,573
FNMA, 5.50%, 4/1/34	293,114	316,068
FNMA, 5.50%, 4/1/34	97,588	105,093
FNMA, 5.00%, 8/1/34	47,401	50,370
FNMA, 5.50%, 8/1/34	92,956	100,207
FNMA, 5.00%, 4/1/35	230,564	245,003
FNMA, 5.00%, 8/1/35	15,389	16,345
FNMA, 4.50%, 9/1/35	18,115	18,871
FNMA, 5.50%, 7/1/36	12,542	13,481
FNMA, 5.50%, 12/1/36	24,991	26,942
FNMA, 6.00%, 7/1/37	62,091	67,776
FNMA, 6.00%, 8/1/37	40,874	44,635
FNMA, 6.50%, 8/1/37	6,659	7,190
FNMA, 6.00%, 9/1/37	52,601	57,359
FNMA, 6.00%, 11/1/37	51,341	56,057
FNMA, 5.00%, 3/1/38	83,895	88,487
FNMA, 6.50%, 9/1/38	131,320	146,345
FNMA, 5.50%, 1/1/39	99,568	107,314
FNMA, 5.00%, 2/1/39	222,402	236,613
FNMA, 4.50%, 4/1/39	79,971	83,920
FNMA, 4.50%, 5/1/39	199,243	209,076
FNMA, 6.50%, 5/1/39	3,182	3,666
FNMA, 4.50%, 10/1/39	340,972	357,807
FNMA, 4.00%, 10/1/40	356,606	366,964
FNMA, 4.50%, 11/1/40	305,261	320,034
FNMA, 4.00%, 8/1/41	524,283	540,035
FNMA, 4.50%, 9/1/41	284,830	298,091
FNMA, 3.50%, 5/1/42	420,466	424,010
FNMA, 3.50%, 6/1/42	504,997	509,254
FNMA, 3.50%, 9/1/42	344,213	347,115
FNMA, 3.50%, 5/1/45	1,027,488	1,032,015
FNMA, 3.50%, 5/1/46	872,163	875,194
FNMA, 6.50%, 8/1/47	1,229	1,282
FNMA, 6.50%, 9/1/47	1,563	1,623
FNMA, 6.50%, 9/1/47	75	78
FNMA, 6.50%, 9/1/47	822	853
GNMA, 2.50%, TBA	600,000	574,784
GNMA, 3.00%, TBA	650,000	639,591
GNMA, 4.00%, TBA	1,250,000	1,280,183
GNMA, 5.50%, 12/15/32	99,751	107,649
GNMA, 6.00%, 9/20/38	29,068	31,394
GNMA, 5.50%, 12/20/38	71,498	76,262
GNMA, 4.50%, 6/15/39	433,332	453,314
GNMA, 4.50%, 1/15/40	185,192	193,457
GNMA, 4.50%, 4/15/40	281,125	294,045
GNMA, 4.00%, 11/20/40	585,357	604,950
GNMA, 3.50%, 6/20/42	624,422	632,697

GNMA, 2.50%, 7/20/46	525,796	503,911
		23,214,987
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,736,887)		24,665,376
ASSET-BACKED SECURITIES — 9.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	248,680
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	140,095	138,368
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.71%, (1-month LIBOR plus 1.25%), 12/17/33(1)	390,643	391,745
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	212,298	211,519
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	327,562	333,665
Hertz Vehicle Financing II LP, Series 2016-1A, Class A SEQ, 2.32%, 3/25/20(1)	300,000	299,323
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	23,359	23,256
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	99,665	98,096
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	129,485	128,210
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)	211,884	208,444
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.41%, (1-month LIBOR plus 0.95%), 3/17/37(1)	725,000	716,902
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.74%, (1-month LIBOR plus 1.28%), 6/17/37(1)	575,000	571,089
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.61%, (1-month LIBOR plus 1.15%), 7/17/37(1)	550,000	546,840
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	160,435	160,414
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	75,929	75,028
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	70,413	69,368
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	1,070,317	1,048,960
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	419,628	423,858
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.86%, (1-month LIBOR plus 1.40%), 1/17/34(1)	224,778	225,212
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	373,799	366,859
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	850,000	835,073
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	325,000	319,080
Progress Residential Trust, Series 2018-SFR2, Class C, 4.04%, 8/17/35(1)	675,000	674,373
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	1,000,000	1,012,009
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(1)	675,000	682,791
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	116,106	115,183
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	142,252	141,413
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	110,313	109,772
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	108,657	105,718
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	489,131	492,180
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	500,000	484,580
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	623,624	609,287
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	240,061	234,435
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	71,835	72,439
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	222,951	219,323
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	301,992	296,700
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	349,761	353,834
TOTAL ASSET-BACKED SECURITIES (Cost $13,129,508)		13,044,026
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.7%
Private Sponsor Collateralized Mortgage Obligations — 5.4%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.07%, 2/25/35	76,352	77,159
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	134,174	135,240
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.26%, 8/25/34	36,074	35,083

Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.47%, 8/25/35	148,409	150,068
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	99,907	100,662
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,477	1,433
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.40%, 7/25/35	147,216	149,346
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	205,073	203,297
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	173,790	171,943
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.21%, 10/25/34	60,404	59,801
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	76,232	76,469
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.30%, 1/25/37	109,060	98,122
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(1)	207,233	204,856
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 10/25/47(1)	161,014	160,519
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.30%, 9/25/35	115,058	117,318
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.13%, 7/25/35	61,418	61,224
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.37%, 8/25/35	241,086	235,929
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 2/25/32	15,112	15,446
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.44%, 11/21/34	65,781	67,611
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.28%, 11/25/35	133,372	132,130
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(1)	165,248	162,692
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	162,643	164,483
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 4.01%, (1-month LIBOR plus 1.50%), 6/25/57(1)	324,438	331,365
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/25/42	16,317	16,378
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	269,775	272,391
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	498,985	501,922
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	692,844	687,880
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	128,202	129,481
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.35%, 7/25/34	75,605	75,817
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.13%, 7/25/36	137,216	133,078
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.09%, 8/25/35	99,372	100,297
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	107,024	106,820
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	81,661	80,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.25%, 4/25/35	42,534	42,973
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	142,054	140,477
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	85,273	82,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	372,804	368,420
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.31%, 7/25/36	97,847	95,756
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.34%, 7/25/36	87,501	88,141
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 4.14%, 7/25/36	199,990	199,810
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.43%, 7/25/36	110,314	110,272
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	133,761	134,621
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.73%, 10/25/36	59,366	58,547
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.70%, 10/25/36	115,391	113,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.86%, 12/25/36	70,344	66,182
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.14%, 4/25/36	136,846	135,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 2A9, 6.00%, 7/25/37	106,783	102,933
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	109,483	106,717
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	119,961	116,931
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	127,454	126,162
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	14,948	15,146

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	36,277	35,957
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, SEQ, 5.25%, 3/25/37	38,236	39,031
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	170,587	168,067
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	62,384	59,815
		7,424,886
U.S. Government Agency Collateralized Mortgage Obligations — 2.3%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.76%, (1-month LIBOR plus 3.25%), 5/25/25	175,000	190,276
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.71%, (1-month LIBOR plus 1.20%), 10/25/29	442,204	444,793
FHLMC, Series 2018-DNA1, Class M2, VRN, 4.31%, (1-month LIBOR plus 1.80%), 7/25/30	100,000	96,233
FHLMC, Series 3397, Class GF, VRN, 2.96%, (1-month LIBOR plus 0.50%), 12/15/37	107,222	107,740
FNMA, Series 2014-C02, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	350,000	366,980
FNMA, Series 2014-C02, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	226,890	235,194
FNMA, Series 2016-C03, Class 2M2, VRN, 8.41%, (1-month LIBOR plus 5.90%), 10/25/28	197,035	222,207
FNMA, Series 2017-C03, Class 1M2, VRN, 5.51%, (1-month LIBOR plus 3.00%), 10/25/29	225,000	233,055
FNMA, Series 2017-C05, Class 1M2, VRN, 4.71%, (1-month LIBOR plus 2.20%), 1/25/30	300,000	300,914
FNMA, Series 2017-C06, Class 2M2, VRN, 5.31%, (1-month LIBOR plus 2.80%), 2/25/30	750,000	764,331
FNMA, Series 2017-C07, Class 1M2, VRN, 4.91%, (1-month LIBOR plus 2.40%), 5/25/30	150,000	151,294
		3,113,017
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,515,561)		10,537,903
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	450,000	445,025
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.67%, 2/10/47	370,000	389,387
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	400,000	408,977
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	500,000	517,558
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	400,000	395,748
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	325,000	319,790
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	310,000	308,030
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	250,000	247,771
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	400,000	395,308
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/10/38(1)	525,000	497,826
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	320,000	320,909
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.03%, 12/15/46	260,000	265,014
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	779,000	741,973
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	500,000	485,782
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(1)	325,000	321,672
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	400,000	388,006
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4 SEQ, 3.19%, 7/15/50	500,000	483,377
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,161,433)		6,932,153
COLLATERALIZED LOAN OBLIGATIONS — 4.8%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.17%, (3-month LIBOR plus 1.55%), 5/15/30(1)	325,000	313,958
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.92%, (3-month LIBOR plus 1.45%), 4/20/31(1)	250,000	237,956
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.42%, (3-month LIBOR plus 0.97%), 4/17/31(1)	350,000	344,481
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 4.12%, (3-month LIBOR plus 1.50%), 5/15/31(1)	200,000	196,175
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.47%, (3-month LIBOR plus 1.02%), 4/17/31(1)	200,000	196,114
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.85%, (3-month LIBOR plus 1.40%), 4/17/31(1)	400,000	380,089
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.89%, (3-month LIBOR plus 1.40%), 4/24/31(1)	300,000	289,962

Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.41%, (3-month LIBOR plus 0.97%), 4/15/31(1)	225,000	221,653
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.84%, (3-month LIBOR plus 1.40%), 4/18/31(1)	450,000	434,125
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.02%, (3-month LIBOR plus 1.55%), 4/20/30(1)	250,000	242,975
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.59%, (3-month LIBOR plus 1.12%), 7/20/31(1)	150,000	148,045
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, (3-month LIBOR plus 1.15%), 7/20/31(1)	200,000	197,644
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, (3-month LIBOR plus 1.60%), 7/20/31(1)	300,000	292,095
LCM XIV LP, Series 2014A, Class BR, VRN, 4.05%, (3-month LIBOR plus 1.58%), 7/20/31(1)	300,000	293,055
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.96%, (1-month LIBOR plus 1.50%), 5/15/28(1)	353,000	351,457
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.40%, (3-month LIBOR plus 0.95%), 4/19/30(1)	150,000	148,653
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.95%, (3-month LIBOR plus 1.50%), 4/19/30(1)	275,000	270,855
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.42%, (3-month LIBOR plus 0.98%), 4/15/31(1)	250,000	246,551
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.94%, (3-month LIBOR plus 1.50%), 4/15/31(1)	250,000	244,462
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.59%, (3-month LIBOR plus 1.15%), 4/18/31(1)	150,000	147,887
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.19%, (3-month LIBOR plus 1.75%), 4/18/31(1)	200,000	194,851
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.40%, (3-month LIBOR plus 0.96%), 4/16/31(1)	500,000	489,539
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.53%, (3-month LIBOR plus 1.07%), 10/20/28(1)	150,000	149,110
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.89%, (3-month LIBOR plus 1.40%), 4/25/31(1)	350,000	338,224
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.14%, (3-month LIBOR plus 1.70%), 10/18/31(1)	150,000	147,162
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,674,085)		6,517,078
BANK LOAN OBLIGATIONS(3) — 2.4%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2018 Term Loan F, 5.02%, (1-month LIBOR plus 2.50%), 6/9/23	149,623	141,581
Diversified Telecommunication Services — 0.5%
CenturyLink, Inc., 2017 Term Loan B, 5.27%, (1-month LIBOR plus 2.75%), 1/31/25	248,295	232,528
Level 3 Financing, Inc., 2017 Term Loan B, 4.75%, (1-month LIBOR plus 2.25%), 2/22/24	200,000	190,583
Zayo Group, LLC, 2017 Incremental Term Loan, 4.77%, (1-month LIBOR plus 2.25%), 1/19/24	250,000	240,179
		663,290
Health Care Providers and Services — 0.3%
HCA Inc., 2018 Term Loan B10, 4.52%, (1-month LIBOR plus 2.00%), 3/13/25	347,375	341,482
Hotels, Restaurants and Leisure — 0.7%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.77%, (1-month LIBOR plus 2.25%), 2/16/24	133,925	127,842
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.77%, (1-month LIBOR plus 2.25%), 2/16/24	165,186	157,683
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.27%, (1-month LIBOR plus 2.75%), 12/22/24	179,095	172,571
Hilton Worldwide Finance, LLC, Term Loan B2, 4.26%, (1-month LIBOR plus 1.75%), 10/25/23	319,292	309,028
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.52%, (1-month LIBOR plus 2.00%), 3/21/25	228,240	219,356
		986,480
Media — 0.1%
CSC Holdings, LLC, 2017 1st Lien Term Loan, 4.71%, (1-month LIBOR plus 2.25%), 7/17/25	149,620	142,438
Pharmaceuticals — 0.3%
Catalent Pharma Solutions Inc., USD Term Loan B, 4.77%, (1-month LIBOR plus 2.25%), 5/20/24	175,750	171,268
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.38%, (1-month LIBOR plus 3.00%), 6/2/25	269,500	258,160
		429,428
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC, 2017 Term Loan B, 4.53%, (1-month LIBOR plus 2.00%), 9/7/23	149,622	144,199

Western Digital Corporation, 2018 Term Loan B4, 4.26%, (1-month LIBOR plus 1.75%), 4/29/23		253,088	242,121
			386,320
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 1st Lien Term Loan B, 5.06%, (1-month LIBOR plus 2.50%), 2/2/24		149,241	142,401
TOTAL BANK LOAN OBLIGATIONS (Cost $3,378,558)			3,233,420
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.1%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21		190,000	194,655
Colombia — 0.3%
Colombia Government International Bond, 4.375%, 7/12/21		330,000	335,527
Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 1/25/27		200,000	200,000
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.15%, 3/29/27		200,000	192,600
Italy — 0.1%
Republic of Italy Government International Bond, 6.875%, 9/27/23		80,000	87,536
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47		200,000	178,062
Mexico — 0.5%
Mexican Bonos, 8.00%, 12/7/23	MXN	10,290,000	511,443
Mexico Government International Bond, 4.125%, 1/21/26		$200,000	196,125
			707,568
Panama — 0.2%
Panama Government International Bond, 9.375%, 4/1/29		200,000	280,000
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		90,000	105,885
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		100,000	101,028
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21		60,000	62,675
Republic of Poland Government International Bond, 3.00%, 3/17/23		100,000	98,848
			161,523
Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		200,000	187,232
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45		80,000	71,800
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,922,189)			2,803,416
MUNICIPAL SECURITIES — 1.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		180,000	240,844
Chicago GO, 7.05%, 1/1/29		50,000	53,860
Houston GO, 3.96%, 3/1/47		50,000	49,471
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40		80,000	103,385
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		50,000	66,564
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		50,000	57,977
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		40,000	54,773
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		80,000	88,018
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49		65,000	81,877
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		75,000	86,133

Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	175,000	206,790
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	150,000	188,383
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	85,000	98,411
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	50,000	65,438
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	50,000	61,540
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	35,000	50,039
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	100,000	117,949
State of California GO, 6.65%, 3/1/22	40,000	43,813
State of California GO, 4.60%, 4/1/38	10,000	10,329
State of California GO, 7.55%, 4/1/39	130,000	186,679
State of California GO, 7.30%, 10/1/39	5,000	6,879
State of California GO, 7.60%, 11/1/40	25,000	36,497
State of Illinois GO, 5.88%, 3/1/19	55,000	55,245
State of Illinois GO, 5.10%, 6/1/33	40,000	38,199
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	45,000	48,997
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	40,000	49,828
State of Washington GO, 5.14%, 8/1/40	90,000	104,737
TOTAL MUNICIPAL SECURITIES (Cost $1,885,825)		2,252,655
TEMPORARY CASH INVESTMENTS — 7.6%
Credit Agricole SA, 2.42%, 1/2/19(4)	1,290,000	1,289,830
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $5,356,632), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $5,252,999)		5,252,284
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $897,818), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $876,061)		876,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,715	10,715
U.S. Treasury Bills, 2.68%, 11/7/19(4)	3,000,000	2,932,631
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,362,652)		10,361,460
TOTAL INVESTMENT SECURITIES — 109.6% (Cost $151,473,229)		149,279,978
OTHER ASSETS AND LIABILITIES(5) — (9.6)%		(13,109,958)
TOTAL NET ASSETS — 100.0%		$136,170,020

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,644,123	USD	684,456	Goldman Sachs & Co.	3/20/19	$(6,050)
CAD	1,849,607	USD	1,390,640	Morgan Stanley	3/20/19	(33,382)
USD	713,858	CHF	701,994	UBS AG	3/20/19	(5,475)
EUR	163,858	USD	187,894	JPMorgan Chase Bank N.A.	3/20/19	1,058
USD	1,332,344	HUF	375,880,890	UBS AG	3/20/19	(16,266)
USD	510,186	MXN	10,357,031	JPMorgan Chase Bank N.A.	3/20/19	(10,596)
NOK	5,279,753	USD	619,199	Goldman Sachs & Co.	3/20/19	(6,503)
PLN	2,508,534	USD	664,495	Goldman Sachs & Co.	3/20/19	7,017
SEK	6,402,351	USD	709,930	Goldman Sachs & Co.	3/20/19	16,896
						$(53,301)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	21	March 2019	USD	4,200,000	$4,458,563	$18,875
U.S. Treasury 5-Year Notes	61	March 2019	USD	6,100,000	6,995,937	88,800
U.S. Treasury Long Bonds	5	March 2019	USD	500,000	730,000	33,661
U.S. Treasury Ultra Bonds	2	March 2019	USD	200,000	321,313	16,120
					$12,505,813	$157,456

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	54	March 2019	EUR	5,400,000	$8,199,076	$(23,600)
Euro-Bund 10-Year Bonds	19	March 2019	EUR	1,900,000	3,560,142	(28,332)
U.K. Gilt 10-Year Bonds	21	March 2019	GBP	2,100,000	3,296,842	(23,853)
					$15,056,060	$(75,785)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$730,000	$42,639	$(19,002)	$23,637
Markit CDX North America High Yield Index Series 31	Sell	5.00%	12/20/23	$3,300,000	43,489	29,004	72,493
Markit CDX North America Investment Grade Index Series 30	Sell	1.00%	6/20/23	$1,500,000	22,065	(9,404)	12,661
					$108,193	$598	$108,791

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date		Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	7.99%	8/11/23	MXN	15,000,000	$491	$(18,380)	$(17,889)
MXIBTIIE	Pay	7.99%	8/11/23	MXN	15,000,000	491	(18,305)	(17,814)
MXIBTIIE	Pay	8.30%	10/19/23	MXN	25,000,000	461	(15,098)	(14,637)
						$1,443	$(51,783)	$(50,340)

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,792,103, which represented 22.6% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $605,796.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	44,135,296	—
U.S. Treasury Securities	—	24,797,195	—
U.S. Government Agency Mortgage-Backed Securities	—	24,665,376	—
Asset-Backed Securities	—	13,044,026	—
Collateralized Mortgage Obligations	—	10,537,903	—
Commercial Mortgage-Backed Securities	—	6,932,153	—
Collateralized Loan Obligations	—	6,517,078	—
Bank Loan Obligations	—	3,233,420	—
Sovereign Governments and Agencies	—	2,803,416	—
Municipal Securities	—	2,252,655	—
Temporary Cash Investments	10,715	10,350,745	—
	10,715	149,269,263	—
Other Financial Instruments
Futures Contracts	157,456	—	—
Swap Agreements	—	108,791	—
Forward Foreign Currency Exchange Contracts	—	24,971	—
	157,456	133,762	—
Liabilities
Other Financial Instruments
Futures Contracts	—	75,785	—
Swap Agreements	—	50,340	—
Forward Foreign Currency Exchange Contracts	—	78,272	—
	—	204,397	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
December 31, 2018

Diversified Bond - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 29.9%
Aerospace and Defense — 0.1%
United Technologies Corp., 6.05%, 6/1/36	1,868,000	2,134,521
Air Freight and Logistics — 0.1%
FedEx Corp., 4.40%, 1/15/47	3,380,000	3,052,235
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,736,000	1,728,440
Automobiles — 1.0%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	6,190,000	6,088,306
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,500,000	3,634,130
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	8,810,000	9,040,276
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	3,820,000	3,526,698
General Motors Co., 5.15%, 4/1/38	3,150,000	2,701,573
General Motors Financial Co., Inc., 3.15%, 1/15/20	6,350,000	6,312,804
General Motors Financial Co., Inc., 3.20%, 7/6/21	4,620,000	4,515,351
General Motors Financial Co., Inc., 5.25%, 3/1/26	7,740,000	7,586,810
		43,405,948
Banks — 5.3%
Banco Santander SA, 3.50%, 4/11/22	5,400,000	5,303,045
Bank of America Corp., MTN, 4.20%, 8/26/24	9,400,000	9,329,184
Bank of America Corp., MTN, 4.00%, 1/22/25	10,500,000	10,240,934
Bank of America Corp., MTN, VRN, 2.37%, 7/21/21	6,270,000	6,159,031
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	2,450,000	2,363,361
Bank of America Corp., VRN, 3.00%, 12/20/23	8,772,000	8,521,072
Bank of America N.A., 6.00%, 10/15/36	3,330,000	3,853,046
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	2,960,000	2,950,397
Barclays Bank plc, 5.14%, 10/14/20	4,230,000	4,276,805
Barclays plc, 4.375%, 1/12/26	3,500,000	3,331,759
Barclays plc, 4.95%, 1/10/47	2,500,000	2,219,918
BNP Paribas SA, 4.375%, 9/28/25(1)	3,950,000	3,845,366
BPCE SA, 3.00%, 5/22/22(1)	4,760,000	4,602,258
BPCE SA, 5.15%, 7/21/24(1)	3,580,000	3,598,875
BPCE SA, 3.50%, 10/23/27(1)	2,000,000	1,827,414
Citigroup, Inc., 2.90%, 12/8/21	6,200,000	6,103,691
Citigroup, Inc., 2.75%, 4/25/22	5,530,000	5,365,822
Citigroup, Inc., 4.05%, 7/30/22	1,660,000	1,668,840
Citigroup, Inc., 3.20%, 10/21/26	7,500,000	6,933,291
Citigroup, Inc., 4.45%, 9/29/27	16,315,000	15,748,462
Citigroup, Inc., VRN, 3.52%, 10/27/28	2,240,000	2,094,113
Commerzbank AG, 8.125%, 9/19/23(1)	1,330,000	1,460,366
Cooperatieve Rabobank UA, 3.95%, 11/9/22	6,470,000	6,454,258
Discover Bank, 3.35%, 2/6/23	4,500,000	4,384,008
Discover Bank, 3.45%, 7/27/26	5,790,000	5,320,792
Fifth Third Bank, 2.875%, 10/1/21	3,210,000	3,174,241
HSBC Holdings plc, 4.30%, 3/8/26	4,980,000	4,919,212

HSBC Holdings plc, 4.375%, 11/23/26	6,200,000	6,015,315
HSBC Holdings plc, VRN, 3.26%, 3/13/23	4,900,000	4,797,364
Huntington Bancshares, Inc., 2.30%, 1/14/22	4,580,000	4,425,106
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)	2,510,000	2,322,562
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	1,580,000	1,431,339
JPMorgan Chase & Co., 2.55%, 3/1/21	4,290,000	4,230,650
JPMorgan Chase & Co., 4.625%, 5/10/21	6,700,000	6,897,190
JPMorgan Chase & Co., 3.25%, 9/23/22	5,020,000	4,982,475
JPMorgan Chase & Co., 3.875%, 9/10/24	4,975,000	4,908,281
JPMorgan Chase & Co., 3.125%, 1/23/25	10,400,000	9,920,456
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	3,160,000	2,884,635
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	3,300,000	2,932,421
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	4,000,000	4,073,755
Regions Financial Corp., 2.75%, 8/14/22	4,790,000	4,624,988
SunTrust Bank, 3.30%, 5/15/26	2,850,000	2,704,738
Synchrony Bank, 3.00%, 6/15/22	2,330,000	2,178,864
US Bancorp, MTN, 3.60%, 9/11/24	2,820,000	2,808,385
Wells Fargo & Co., 3.07%, 1/24/23	3,770,000	3,673,875
Wells Fargo & Co., 4.125%, 8/15/23	2,170,000	2,184,957
Wells Fargo & Co., 5.61%, 1/15/44	3,300,000	3,581,547
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,850,000	2,787,128
Wells Fargo & Co., MTN, 4.65%, 11/4/44	2,890,000	2,730,144
		223,145,736
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26(1)	7,090,000	6,707,920
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(1)	7,320,000	6,811,867
Constellation Brands, Inc., 4.75%, 12/1/25	4,240,000	4,338,560
		17,858,347
Biotechnology — 1.5%
AbbVie, Inc., 2.90%, 11/6/22	9,130,000	8,891,269
AbbVie, Inc., 3.60%, 5/14/25	3,970,000	3,814,981
AbbVie, Inc., 4.40%, 11/6/42	2,810,000	2,493,004
AbbVie, Inc., 4.70%, 5/14/45	2,325,000	2,124,754
Amgen, Inc., 2.65%, 5/11/22	10,080,000	9,856,347
Amgen, Inc., 4.66%, 6/15/51	4,170,000	3,950,510
Celgene Corp., 3.25%, 8/15/22	6,640,000	6,524,214
Celgene Corp., 3.875%, 8/15/25	7,450,000	7,185,395
Celgene Corp., 3.45%, 11/15/27	1,280,000	1,167,653
Celgene Corp., 5.00%, 8/15/45	1,400,000	1,300,770
Gilead Sciences, Inc., 4.40%, 12/1/21	6,230,000	6,431,480
Gilead Sciences, Inc., 3.65%, 3/1/26	11,010,000	10,807,385
		64,547,762
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	2,800,000	2,810,006
Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	6,320,000	6,619,756
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	5,710,000	5,419,213
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	11,520,000	10,656,854
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	3,010,000	2,876,332

Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	2,800,000	2,720,356
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/25	3,000,000	2,814,071
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	3,600,000	3,366,950
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	3,240,000	2,786,124
		37,259,656
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22	2,800,000	2,768,500
Dow Chemical Co. (The), 4.375%, 11/15/42	2,600,000	2,292,492
LyondellBasell Industries NV, 5.00%, 4/15/19	1,691,000	1,692,873
Westlake Chemical Corp., 4.375%, 11/15/47	2,730,000	2,299,487
		9,053,352
Commercial Services and Supplies — 0.1%
Aramark Services, Inc., 5.00%, 4/1/25(1)	1,990,000	1,950,200
Republic Services, Inc., 3.55%, 6/1/22	4,170,000	4,190,293
		6,140,493
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	2,830,000	2,812,227
Consumer Finance — 0.6%
Ally Financial, Inc., 4.625%, 3/30/25	3,650,000	3,549,625
Capital One Bank USA N.A., 3.375%, 2/15/23	4,900,000	4,735,504
Capital One Financial Corp., 3.75%, 7/28/26	7,305,000	6,705,127
CIT Group, Inc., 5.00%, 8/15/22	5,480,000	5,418,350
PNC Bank N.A., 3.80%, 7/25/23	3,100,000	3,112,653
Synchrony Financial, 2.60%, 1/15/19	2,310,000	2,309,232
		25,830,491
Containers and Packaging — 0.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	5,880,000	5,615,400
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	4,810,000	4,707,787
International Paper Co., 4.40%, 8/15/47	2,440,000	2,062,669
		12,385,856
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	1,600,000	1,524,551
Catholic Health Initiatives, 2.95%, 11/1/22	2,420,000	2,368,855
George Washington University (The), 3.55%, 9/15/46	1,805,000	1,637,570
		5,530,976
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., 4.50%, 2/11/43	1,660,000	1,730,915
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	9,590,000	9,498,696
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	5,500,000	5,483,024
Morgan Stanley, 2.75%, 5/19/22	5,110,000	4,973,561
Morgan Stanley, 5.00%, 11/24/25	3,830,000	3,912,758
Morgan Stanley, MTN, 3.70%, 10/23/24	9,830,000	9,673,475
Morgan Stanley, MTN, 4.00%, 7/23/25	11,000,000	10,866,193
Morgan Stanley, VRN, 3.97%, 7/22/38	1,880,000	1,720,563
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	8,150,000	7,952,452
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)	2,930,000	2,913,800
		58,725,437
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 5.00%, 3/1/21	2,340,000	2,420,723

AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,193,301
AT&T, Inc., 3.40%, 5/15/25	6,950,000	6,542,306
AT&T, Inc., 5.25%, 3/1/37	2,000,000	1,971,768
AT&T, Inc., 4.75%, 5/15/46	1,200,000	1,071,898
AT&T, Inc., 5.15%, 11/15/46	4,521,000	4,221,611
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	1,600,000	1,512,465
Orange SA, 4.125%, 9/14/21	2,200,000	2,245,260
Verizon Communications, Inc., 3.50%, 11/1/24	4,000,000	3,960,005
Verizon Communications, Inc., 2.625%, 8/15/26	6,150,000	5,588,198
Verizon Communications, Inc., 5.01%, 8/21/54	5,350,000	5,206,580
		37,934,115
Electric Utilities — 0.6%
AEP Transmission Co. LLC, 3.75%, 12/1/47	1,920,000	1,767,931
American Electric Power Co., Inc., 3.20%, 11/13/27	2,050,000	1,949,305
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,694,754
Exelon Corp., 5.15%, 12/1/20	2,700,000	2,760,182
Exelon Corp., 4.45%, 4/15/46	3,462,000	3,309,813
FirstEnergy Corp., 4.25%, 3/15/23	2,310,000	2,348,950
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	2,360,000	2,392,450
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	1,940,000	1,801,775
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	3,340,000	2,985,125
Xcel Energy, Inc., 3.35%, 12/1/26	1,680,000	1,633,611
		23,643,896
Energy Equipment and Services — 0.2%
Halliburton Co., 3.80%, 11/15/25	3,300,000	3,205,123
Halliburton Co., 4.85%, 11/15/35	3,930,000	3,873,649
		7,078,772
Entertainment — 0.3%
21st Century Fox America, Inc., 6.90%, 8/15/39	2,680,000	3,536,684
21st Century Fox America, Inc., 4.75%, 9/15/44	1,000,000	1,070,323
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,645,875
Viacom, Inc., 4.25%, 9/1/23	4,100,000	4,088,019
Viacom, Inc., 4.375%, 3/15/43	2,980,000	2,373,309
		12,714,210
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 5.05%, 9/1/20	2,000,000	2,048,381
American Tower Corp., 3.375%, 10/15/26	4,920,000	4,587,270
Boston Properties LP, 3.65%, 2/1/26	4,900,000	4,751,777
Crown Castle International Corp., 5.25%, 1/15/23	3,240,000	3,367,356
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,119,369
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,676,669
Hospitality Properties Trust, 4.65%, 3/15/24	2,850,000	2,844,590
Hudson Pacific Properties LP, 3.95%, 11/1/27	3,420,000	3,186,590
Kilroy Realty LP, 3.80%, 1/15/23	3,380,000	3,368,681
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	3,524,734
Ventas Realty LP, 4.125%, 1/15/26	2,600,000	2,583,517
VEREIT Operating Partnership LP, 4.125%, 6/1/21	4,538,000	4,581,944
Welltower, Inc., 3.75%, 3/15/23	4,490,000	4,485,925
		44,126,803

Food and Staples Retailing — 0.2%
Kroger Co. (The), 3.30%, 1/15/21	1,235,000	1,230,241
Kroger Co. (The), 3.875%, 10/15/46	2,680,000	2,191,446
Walmart, Inc., 4.05%, 6/29/48	3,530,000	3,531,581
		6,953,268
Food Products — 0.1%
Kraft Heinz Foods Co., 5.20%, 7/15/45	1,100,000	1,009,848
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	4,280,000	4,173,000
		5,182,848
Gas Utilities — 1.4%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	3,950,000	4,025,728
Enbridge, Inc., 4.00%, 10/1/23	2,630,000	2,645,675
Energy Transfer Operating LP, 4.90%, 3/15/35	3,470,000	3,119,259
Energy Transfer Operating LP, 6.50%, 2/1/42	1,880,000	1,884,026
Energy Transfer Operating LP, 6.00%, 6/15/48	610,000	596,759
Enterprise Products Operating LLC, 4.85%, 3/15/44	7,480,000	7,288,003
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	3,360,000	3,480,597
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,122,906
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,250,000	4,549,833
Magellan Midstream Partners LP, 6.55%, 7/15/19	2,680,000	2,719,957
ONEOK, Inc., 4.00%, 7/13/27	1,000,000	955,988
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,440,000	3,379,669
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	8,040,000	8,362,951
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	5,750,000	5,565,189
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	3,850,000	3,538,442
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	2,940,000	2,668,050
		57,903,032
Health Care Equipment and Supplies — 0.6%
Abbott Laboratories, 3.75%, 11/30/26	2,034,000	2,013,246
Becton Dickinson and Co., 3.73%, 12/15/24	8,791,000	8,502,577
Medtronic, Inc., 3.50%, 3/15/25	4,590,000	4,577,639
Medtronic, Inc., 4.375%, 3/15/35	3,010,000	3,090,292
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	2,157,000	2,149,295
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	3,000,000	2,774,704
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	2,080,000	2,060,502
		25,168,255
Health Care Providers and Services — 1.2%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,478,684
Anthem, Inc., 3.65%, 12/1/27	2,800,000	2,681,784
Anthem, Inc., 4.65%, 1/15/43	3,625,000	3,550,245
CVS Health Corp., 3.50%, 7/20/22	5,400,000	5,367,115
CVS Health Corp., 4.30%, 3/25/28	7,110,000	6,975,133
CVS Health Corp., 4.78%, 3/25/38	2,980,000	2,867,540
CVS Health Corp., 5.05%, 3/25/48	2,760,000	2,698,083
Duke University Health System, Inc., 3.92%, 6/1/47	3,085,000	3,020,633
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	1,860,000	1,803,361
Kaiser Foundation Hospitals, 4.15%, 5/1/47	1,570,000	1,555,345
Northwell Healthcare, Inc., 4.26%, 11/1/47	2,180,000	2,078,155
Stanford Health Care, 3.80%, 11/15/48	1,760,000	1,689,664

Tenet Healthcare Corp., 4.625%, 7/15/24	3,077,000	2,873,149
UnitedHealth Group, Inc., 2.875%, 3/15/22	4,060,000	4,029,361
UnitedHealth Group, Inc., 3.75%, 7/15/25	3,920,000	3,973,304
Universal Health Services, Inc., 4.75%, 8/1/22(1)	3,700,000	3,690,750
		50,332,306
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.375%, 5/26/25	1,480,000	1,449,531
McDonald's Corp., MTN, 4.70%, 12/9/35	2,270,000	2,288,811
		3,738,342
Household Durables — 0.3%
D.R. Horton, Inc., 2.55%, 12/1/20	2,420,000	2,362,374
Lennar Corp., 4.75%, 4/1/21	3,290,000	3,269,437
Lennar Corp., 4.75%, 11/29/27	2,250,000	2,039,063
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,656,025
Toll Brothers Finance Corp., 4.35%, 2/15/28	3,620,000	3,113,200
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,460,000	1,452,700
		14,892,799
Insurance — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	6,670,000	6,670,123
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	6,320,000	6,423,185
American International Group, Inc., 4.125%, 2/15/24	10,080,000	10,132,154
American International Group, Inc., 4.50%, 7/16/44	2,150,000	1,926,692
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	4,800,000	4,791,044
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	2,120,000	2,114,798
Chubb INA Holdings, Inc., 3.15%, 3/15/25	2,200,000	2,153,685
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,190,000	1,353,842
International Lease Finance Corp., 5.875%, 8/15/22	1,670,000	1,750,587
Markel Corp., 4.90%, 7/1/22	4,070,000	4,204,904
MetLife, Inc., 4.875%, 11/13/43	1,405,000	1,456,413
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,870,000	2,826,860
Prudential Financial, Inc., 3.94%, 12/7/49	4,500,000	4,046,136
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,447,765
Voya Financial, Inc., 5.70%, 7/15/43	2,500,000	2,712,135
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,519,972
		56,530,295
Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	3,900,000	3,879,289
Alibaba Group Holding Ltd., 3.60%, 11/28/24	7,000,000	6,852,222
		10,731,511
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	4,050,000	3,734,051
Life Sciences Tools and Services — 0.1%
IQVIA, Inc., 5.00%, 10/15/26(1)	3,500,000	3,355,625
Media — 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,900,000	2,675,250
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	12,530,000	12,470,921
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	2,500,000	2,346,827
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	2,780,000	2,878,392
Comcast Corp., 6.40%, 5/15/38	2,270,000	2,670,459

Comcast Corp., 4.75%, 3/1/44	4,540,000	4,563,149
Comcast Corp., 4.70%, 10/15/48	4,280,000	4,365,260
Discovery Communications LLC, 5.625%, 8/15/19	1,716,000	1,738,660
Discovery Communications LLC, 3.95%, 3/20/28	4,880,000	4,536,173
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	4,900,000	4,553,374
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,370,000	2,391,890
TEGNA, Inc., 5.125%, 7/15/20	4,450,000	4,450,979
Time Warner Cable LLC, 5.50%, 9/1/41	1,020,000	905,281
Time Warner Cable LLC, 4.50%, 9/15/42	1,770,000	1,429,337
Warner Media LLC, 4.70%, 1/15/21	2,410,000	2,472,400
Warner Media LLC, 2.95%, 7/15/26	3,500,000	3,135,912
Warner Media LLC, 3.80%, 2/15/27	2,500,000	2,351,045
Warner Media LLC, 5.35%, 12/15/43	1,520,000	1,471,805
		61,407,114
Metals and Mining — 0.2%
Steel Dynamics, Inc., 4.125%, 9/15/25	5,160,000	4,766,550
Steel Dynamics, Inc., 5.00%, 12/15/26	2,000,000	1,900,000
		6,666,550
Multi-Utilities — 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	2,850,000	2,707,500
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	3,900,000	3,871,901
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	2,700,000	2,433,137
CenterPoint Energy, Inc., 4.25%, 11/1/28	2,350,000	2,387,494
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	1,900,483
Dominion Energy, Inc., 4.90%, 8/1/41	3,920,000	3,904,913
Duke Energy Florida LLC, 6.35%, 9/15/37	1,307,000	1,639,015
Duke Energy Florida LLC, 3.85%, 11/15/42	2,670,000	2,506,768
Duke Energy Progress LLC, 4.15%, 12/1/44	1,900,000	1,854,331
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,067,644
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,484,179
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,171,470
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	2,360,000	2,257,278
NiSource, Inc., 5.65%, 2/1/45	2,680,000	2,931,570
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,714,543
Sempra Energy, 2.875%, 10/1/22	2,720,000	2,625,407
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,565,585
Sempra Energy, 4.00%, 2/1/48	2,000,000	1,726,030
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,170,000	1,909,839
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,098,296
Southwestern Public Service Co., 3.70%, 8/15/47	1,880,000	1,730,040
		46,487,423
Oil, Gas and Consumable Fuels — 3.2%
Anadarko Petroleum Corp., 5.55%, 3/15/26	1,630,000	1,710,391
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,701,792
Antero Resources Corp., 5.00%, 3/1/25	3,860,000	3,512,600
Cimarex Energy Co., 4.375%, 6/1/24	4,480,000	4,460,051
CNOOC Finance Ltd., 4.25%, 1/26/21	8,975,000	9,109,356
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,030,934
Concho Resources, Inc., 4.375%, 1/15/25	4,300,000	4,254,440

Concho Resources, Inc., 4.875%, 10/1/47	2,490,000	2,379,847
Continental Resources, Inc., 4.375%, 1/15/28	7,730,000	7,289,570
Ecopetrol SA, 5.875%, 5/28/45	1,220,000	1,154,779
Encana Corp., 6.50%, 2/1/38	4,600,000	5,006,245
Energy Transfer LP, 7.50%, 10/15/20	2,120,000	2,210,100
Energy Transfer LP, 4.25%, 3/15/23	4,740,000	4,574,100
Equinor ASA, 2.45%, 1/17/23	4,370,000	4,248,168
Hess Corp., 4.30%, 4/1/27	1,900,000	1,743,089
Hess Corp., 6.00%, 1/15/40	4,450,000	4,094,745
Kinder Morgan, Inc., 5.55%, 6/1/45	3,560,000	3,542,137
Marathon Oil Corp., 3.85%, 6/1/25	3,390,000	3,186,033
MPLX LP, 4.875%, 6/1/25	3,800,000	3,836,590
MPLX LP, 4.50%, 4/15/38	2,130,000	1,867,972
MPLX LP, 5.20%, 3/1/47	2,480,000	2,293,791
Newfield Exploration Co., 5.75%, 1/30/22	3,450,000	3,493,125
Newfield Exploration Co., 5.375%, 1/1/26	3,000,000	2,947,500
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,101,974
Petroleos Mexicanos, 6.00%, 3/5/20	2,291,000	2,335,674
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,108,160
Petroleos Mexicanos, 4.625%, 9/21/23	7,200,000	6,775,200
Petroleos Mexicanos, 6.50%, 3/13/27	5,800,000	5,466,500
Petroleos Mexicanos, 6.625%, 6/15/35	1,000,000	878,000
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,461,680
Petroleos Mexicanos, 5.50%, 6/27/44	700,000	532,476
Petroleos Mexicanos, 6.35%, 2/12/48	1,200,000	961,824
Petronas Capital Ltd., 5.25%, 8/12/19	6,254,000	6,335,421
Phillips 66, 4.30%, 4/1/22	3,670,000	3,770,401
Shell International Finance BV, 2.375%, 8/21/22	3,100,000	3,023,630
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,619,462
Sinopec Group Overseas Development Ltd., 1.75%, 9/29/19	2,600,000	2,574,237
Williams Cos., Inc. (The), 4.125%, 11/15/20	5,003,000	5,043,831
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,330,000	3,365,979
Williams Cos., Inc. (The), 5.10%, 9/15/45	2,160,000	2,005,142
		133,006,946
Pharmaceuticals — 0.3%
Allergan Finance LLC, 3.25%, 10/1/22	6,880,000	6,732,230
Allergan Funding SCS, 4.55%, 3/15/35	2,560,000	2,437,651
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	4,785,000	4,629,829
		13,799,710
Professional Services — 0.1%
IHS Markit Ltd., 4.75%, 2/15/25(1)	3,160,000	3,116,550
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,342,684
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	4,204,973
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,570,000	3,474,209
CSX Corp., 3.40%, 8/1/24	2,840,000	2,839,698
CSX Corp., 3.25%, 6/1/27	5,890,000	5,553,647
Union Pacific Corp., 3.60%, 9/15/37	1,730,000	1,553,046
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,572,455

Union Pacific Corp., 4.05%, 11/15/45	1,600,000	1,464,464
		25,005,176
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	2,380,000	2,152,368
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	3,550,000	3,542,368
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	3,950,000	3,801,875
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	3,000,000	3,026,250
		12,522,861
Software — 0.5%
Microsoft Corp., 2.70%, 2/12/25	9,320,000	9,050,955
Microsoft Corp., 3.45%, 8/8/36	4,140,000	3,929,949
Microsoft Corp., 4.25%, 2/6/47	3,060,000	3,224,927
Oracle Corp., 3.625%, 7/15/23	3,070,000	3,113,305
Oracle Corp., 2.65%, 7/15/26	3,200,000	2,970,191
		22,289,327
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	5,000,000	4,600,000
Home Depot, Inc. (The), 3.75%, 2/15/24	3,000,000	3,069,292
Home Depot, Inc. (The), 3.00%, 4/1/26	5,260,000	5,092,434
Home Depot, Inc. (The), 3.90%, 6/15/47	2,750,000	2,604,842
United Rentals North America, Inc., 4.625%, 7/15/23	4,390,000	4,324,150
		19,690,718
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,139,011
Apple, Inc., 2.45%, 8/4/26	3,780,000	3,499,034
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	9,950,000	10,013,973
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	4,230,000	4,241,931
Seagate HDD Cayman, 4.75%, 6/1/23	3,200,000	2,994,838
		27,888,787
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	2,230,000	2,188,795
TOTAL CORPORATE BONDS (Cost $1,296,823,040)		1,254,511,568
U.S. TREASURY SECURITIES — 23.7%
U.S. Treasury Bonds, 4.375%, 11/15/39	4,550,000	5,588,765
U.S. Treasury Bonds, 4.625%, 2/15/40	9,250,000	11,744,753
U.S. Treasury Bonds, 4.375%, 5/15/41	6,500,000	8,015,983
U.S. Treasury Bonds, 3.125%, 11/15/41	34,400,000	35,297,208
U.S. Treasury Bonds, 3.125%, 2/15/42	48,000,000	49,242,447
U.S. Treasury Bonds, 3.00%, 5/15/42	53,000,000	53,174,620
U.S. Treasury Bonds, 2.75%, 11/15/42	12,500,000	11,978,640
U.S. Treasury Bonds, 2.875%, 5/15/43	18,500,000	18,100,599
U.S. Treasury Bonds, 3.125%, 8/15/44	25,000,000	25,574,136
U.S. Treasury Bonds, 3.00%, 11/15/44	18,650,000	18,661,173
U.S. Treasury Bonds, 2.50%, 2/15/45	33,240,000	30,191,366
U.S. Treasury Bonds, 3.00%, 5/15/45	14,000,000	14,002,910
U.S. Treasury Bonds, 3.375%, 11/15/48	16,000,000	17,142,767
U.S. Treasury Notes, 1.50%, 5/31/20(2)	15,000,000	14,780,781
U.S. Treasury Notes, 2.50%, 5/31/20	125,000,000	124,896,894
U.S. Treasury Notes, 2.50%, 6/30/20	138,000,000	137,899,896

U.S. Treasury Notes, 2.25%, 2/15/21	40,000,000	39,784,264
U.S. Treasury Notes, 2.625%, 5/15/21	35,000,000	35,114,436
U.S. Treasury Notes, 2.75%, 8/15/21	13,000,000	13,088,525
U.S. Treasury Notes, 1.125%, 8/31/21(2)	16,000,000	15,445,709
U.S. Treasury Notes, 1.875%, 1/31/22	55,000,000	54,031,467
U.S. Treasury Notes, 2.00%, 11/30/22	30,000,000	29,461,950
U.S. Treasury Notes, 2.75%, 5/31/23	70,000,000	70,775,431
U.S. Treasury Notes, 3.00%, 10/31/25	24,000,000	24,636,195
U.S. Treasury Notes, 3.125%, 11/15/28	130,400,000	135,372,204
TOTAL U.S. TREASURY SECURITIES (Cost $981,831,590)		994,003,119
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 23.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.9%
FHLMC, VRN, 4.22%, (1-year H15T1Y plus 2.25%), 9/1/35	4,579,422	4,816,336
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.25%), 4/1/37	423,458	446,967
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 2/1/38	1,751,215	1,836,809
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.85%), 6/1/38	980,154	1,029,844
FHLMC, VRN, 4.63%, (12-month LIBOR plus 1.88%), 7/1/40	731,732	764,875
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40	1,222,763	1,246,105
FHLMC, VRN, 3.79%, (12-month LIBOR plus 1.78%), 2/1/41	1,055,218	1,086,623
FHLMC, VRN, 4.23%, (12-month LIBOR plus 1.88%), 5/1/41	293,370	306,866
FHLMC, VRN, 3.68%, (12-month LIBOR plus 1.89%), 7/1/41	2,253,915	2,318,279
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.87%), 7/1/41	1,331,714	1,357,832
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.65%), 2/1/43	6,914,392	6,851,332
FHLMC, VRN, 3.53%, (12-month LIBOR plus 1.64%), 2/1/43	1,088,434	1,130,046
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.63%), 5/1/43	773,375	800,964
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43	307,930	317,807
FHLMC, VRN, 4.28%, (12-month LIBOR plus 1.65%), 6/1/43	714,782	739,132
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	2,157,831	2,177,781
FHLMC, VRN, 2.45%, (12-month LIBOR plus 1.57%), 10/1/44	4,156,974	4,210,374
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	3,280,255	3,283,473
FNMA, VRN, 4.11%, (6-month LIBOR plus 1.57%), 6/1/35	1,293,083	1,335,157
FNMA, VRN, 4.11%, (6-month LIBOR plus 1.57%), 6/1/35	2,623,286	2,713,493
FNMA, VRN, 4.12%, (6-month LIBOR plus 1.57%), 6/1/35	1,207,863	1,249,690
FNMA, VRN, 4.13%, (6-month LIBOR plus 1.57%), 6/1/35	2,845,916	2,943,233
FNMA, VRN, 4.04%, (6-month LIBOR plus 1.54%), 9/1/35	3,437,622	3,554,530
FNMA, VRN, 4.05%, (12-month LIBOR plus 1.71%), 12/1/37	340,802	356,639
FNMA, VRN, 3.57%, (12-month LIBOR plus 1.69%), 1/1/40	429,071	448,366
FNMA, VRN, 3.61%, (12-month LIBOR plus 1.79%), 8/1/40	1,741,911	1,773,437
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	2,192,252	2,227,999
FNMA, VRN, 4.50%, (12-month LIBOR plus 1.75%), 8/1/41	840,249	875,613
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41	830,371	846,165
FNMA, VRN, 3.74%, (12-month LIBOR plus 1.56%), 3/1/43	656,334	677,023
FNMA, VRN, 2.77%, (12-month LIBOR plus 1.58%), 1/1/45	5,015,128	5,167,149
FNMA, VRN, 2.60%, (12-month LIBOR plus 1.60%), 4/1/46	8,678,650	8,682,255
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	10,145,528	10,282,138
		77,854,332
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.2%
FHLMC, 5.00%, 1/1/21	277,235	279,697
FHLMC, 5.00%, 4/1/21	56,443	57,330

FHLMC, 7.00%, 9/1/27	1,603	1,762
FHLMC, 6.50%, 1/1/28	2,667	2,913
FHLMC, 7.00%, 2/1/28	427	464
FHLMC, 6.50%, 3/1/29	16,269	17,939
FHLMC, 6.50%, 6/1/29	16,701	18,144
FHLMC, 7.00%, 8/1/29	1,680	1,798
FHLMC, 5.00%, 4/1/31	2,264,261	2,387,350
FHLMC, 5.00%, 5/1/31	3,158,895	3,326,124
FHLMC, 6.50%, 5/1/31	12,852	13,960
FHLMC, 6.50%, 6/1/31	593	644
FHLMC, 6.50%, 6/1/31	1,438	1,562
FHLMC, 5.50%, 12/1/33	206,801	224,164
FHLMC, 6.00%, 9/1/35	3,051,977	3,334,468
FHLMC, 5.50%, 12/1/37	189,441	203,008
FHLMC, 5.50%, 1/1/38	366,530	396,275
FHLMC, 6.00%, 2/1/38	1,605,266	1,752,434
FHLMC, 5.50%, 4/1/38	498,738	537,285
FHLMC, 6.00%, 8/1/38	134,878	146,308
FHLMC, 3.00%, 2/1/43	15,957,746	15,691,656
FNMA, 3.00%, TBA	83,650,000	81,633,352
FNMA, 3.50%, TBA	120,000,000	120,026,046
FNMA, 4.00%, TBA	72,000,000	73,424,602
FNMA, 4.50%, TBA	50,000,000	51,807,354
FNMA, 4.50%, 5/1/19	6,381	6,499
FNMA, 6.50%, 1/1/26	11,870	12,747
FNMA, 7.00%, 12/1/27	2,785	2,970
FNMA, 7.50%, 4/1/28	16,931	18,264
FNMA, 7.00%, 5/1/28	15,949	16,250
FNMA, 7.00%, 6/1/28	272	276
FNMA, 6.50%, 1/1/29	2,621	2,913
FNMA, 6.50%, 4/1/29	10,755	11,567
FNMA, 7.00%, 7/1/29	1,680	1,690
FNMA, 7.50%, 7/1/29	27,825	30,391
FNMA, 7.50%, 9/1/30	5,591	6,512
FNMA, 5.00%, 6/1/31	2,465,818	2,586,715
FNMA, 5.00%, 7/1/31	4,056,935	4,254,288
FNMA, 7.00%, 9/1/31	30,715	33,004
FNMA, 6.50%, 1/1/32	8,058	8,720
FNMA, 6.50%, 8/1/32	38,440	43,218
FNMA, 6.50%, 8/1/32	1,773	1,903
FNMA, 5.50%, 2/1/33	1,837,307	1,968,681
FNMA, 5.00%, 6/1/33	2,060,096	2,189,109
FNMA, 5.50%, 6/1/33	109,740	118,144
FNMA, 5.50%, 7/1/33	662,203	711,633
FNMA, 5.00%, 8/1/33	297,468	316,149
FNMA, 5.50%, 8/1/33	258,759	278,804
FNMA, 5.50%, 9/1/33	358,806	387,236
FNMA, 5.00%, 11/1/33	1,300,003	1,385,790
FNMA, 6.00%, 12/1/33	964,306	1,052,205

FNMA, 5.50%, 1/1/34	368,293	396,955
FNMA, 5.50%, 2/1/34	1,043,556	1,121,772
FNMA, 5.00%, 3/1/34	756,278	803,681
FNMA, 4.50%, 1/1/35	6,291,620	6,552,642
FNMA, 5.00%, 4/1/35	1,806,083	1,919,193
FNMA, 5.00%, 6/1/35	1,337,264	1,420,984
FNMA, 5.00%, 7/1/35	2,582,362	2,744,269
FNMA, 5.00%, 8/1/35	79,485	84,425
FNMA, 4.50%, 9/1/35	306,632	319,425
FNMA, 5.00%, 10/1/35	599,739	636,294
FNMA, 5.50%, 12/1/35	3,727,278	4,016,817
FNMA, 5.00%, 2/1/36	449,252	477,470
FNMA, 5.50%, 4/1/36	477,815	515,111
FNMA, 5.50%, 5/1/36	952,782	1,026,944
FNMA, 5.50%, 7/1/36	195,382	210,007
FNMA, 5.50%, 2/1/37	123,375	132,942
FNMA, 5.50%, 5/1/37	194,951	209,913
FNMA, 6.00%, 8/1/37	372,159	406,405
FNMA, 6.50%, 8/1/37	158,741	171,406
FNMA, 6.00%, 9/1/37	1,576,960	1,719,614
FNMA, 6.00%, 11/1/37	1,832,156	2,000,431
FNMA, 5.50%, 12/1/37	1,086,548	1,164,030
FNMA, 5.50%, 2/1/38	228,694	246,191
FNMA, 5.50%, 6/1/38	480,900	514,341
FNMA, 6.00%, 9/1/38	129,539	133,491
FNMA, 5.50%, 12/1/38	948,428	1,007,672
FNMA, 5.00%, 1/1/39	645,747	686,315
FNMA, 5.50%, 1/1/39	4,693,920	5,059,077
FNMA, 4.50%, 2/1/39	1,336,150	1,400,333
FNMA, 5.00%, 2/1/39	2,662,084	2,832,185
FNMA, 4.50%, 4/1/39	2,327,533	2,442,472
FNMA, 4.50%, 5/1/39	5,883,711	6,174,080
FNMA, 6.50%, 5/1/39	1,241,693	1,430,868
FNMA, 5.00%, 8/1/39	2,843,280	3,027,303
FNMA, 4.50%, 10/1/39	10,068,364	10,565,479
FNMA, 4.00%, 10/1/40	10,456,173	10,759,901
FNMA, 4.50%, 11/1/40	9,024,989	9,461,724
FNMA, 4.00%, 8/1/41	10,218,606	10,525,609
FNMA, 4.50%, 9/1/41	5,493,148	5,748,894
FNMA, 3.50%, 10/1/41	12,385,474	12,489,912
FNMA, 5.00%, 1/1/42	4,347,699	4,618,436
FNMA, 3.50%, 2/1/42	7,624,383	7,688,607
FNMA, 3.50%, 6/1/42	23,930,051	24,131,771
FNMA, 3.50%, 8/1/42	2,229,751	2,248,549
FNMA, 3.50%, 8/1/42	9,166,388	9,243,667
FNMA, 3.50%, 8/1/43	7,328,784	7,368,444
FNMA, 3.50%, 5/1/45	12,329,856	12,384,180
FNMA, 3.50%, 11/1/45	15,927,421	15,975,400
FNMA, 3.50%, 11/1/45	16,029,052	16,077,338

FNMA, 4.00%, 11/1/45	18,607,926	19,004,606
FNMA, 4.00%, 11/1/45	5,246,588	5,358,396
FNMA, 3.50%, 2/1/46	18,294,668	18,362,988
FNMA, 4.00%, 2/1/46	14,629,939	14,938,833
FNMA, 3.50%, 3/1/46	17,624,664	17,659,531
FNMA, 4.00%, 4/1/46	19,709,201	20,123,318
FNMA, 3.50%, 5/1/46	17,443,261	17,503,881
FNMA, 6.50%, 8/1/47	29,292	30,571
FNMA, 6.50%, 9/1/47	37,253	38,700
FNMA, 6.50%, 9/1/47	1,790	1,863
FNMA, 6.50%, 9/1/47	19,584	20,339
GNMA, 2.50%, TBA	13,000,000	12,453,658
GNMA, 3.00%, TBA	33,000,000	32,471,558
GNMA, 3.50%, TBA	20,000,000	20,137,956
GNMA, 4.00%, TBA	27,000,000	27,651,942
GNMA, 7.00%, 11/15/22	4,832	4,981
GNMA, 7.00%, 4/20/26	1,845	2,047
GNMA, 7.50%, 8/15/26	3,694	4,062
GNMA, 8.00%, 8/15/26	1,577	1,699
GNMA, 7.50%, 5/15/27	3,417	3,528
GNMA, 8.00%, 6/15/27	8,887	9,011
GNMA, 7.50%, 11/15/27	1,442	1,458
GNMA, 7.00%, 2/15/28	2,095	2,097
GNMA, 7.50%, 2/15/28	1,657	1,659
GNMA, 6.50%, 3/15/28	4,585	4,937
GNMA, 7.00%, 4/15/28	1,323	1,324
GNMA, 6.50%, 5/15/28	121	131
GNMA, 6.50%, 5/15/28	20,956	22,576
GNMA, 7.00%, 12/15/28	2,399	2,401
GNMA, 7.00%, 5/15/31	18,923	21,482
GNMA, 4.50%, 8/15/33	1,061,887	1,109,212
GNMA, 6.00%, 9/20/38	639,500	690,670
GNMA, 5.50%, 11/15/38	1,714,061	1,845,514
GNMA, 5.50%, 11/15/38	535,237	578,127
GNMA, 6.00%, 1/20/39	194,395	211,526
GNMA, 5.00%, 3/20/39	1,379,338	1,465,179
GNMA, 4.50%, 4/15/39	1,665,843	1,740,133
GNMA, 4.50%, 11/15/39	12,713,469	13,297,838
GNMA, 4.50%, 1/15/40	925,960	967,283
GNMA, 4.00%, 7/15/40	1,951,953	2,013,083
GNMA, 4.00%, 11/20/40	17,140,320	17,714,024
GNMA, 4.50%, 12/15/40	4,084,396	4,268,366
GNMA, 4.50%, 7/20/41	6,432,810	6,751,748
GNMA, 3.50%, 6/20/42	6,213,001	6,295,335
GNMA, 3.50%, 7/20/42	9,524,222	9,641,728
GNMA, 2.50%, 7/20/46	20,222,914	19,381,189
GNMA, 2.50%, 8/20/46	12,397,706	11,881,589
		888,719,363
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $973,681,436)		966,573,695

ASSET-BACKED SECURITIES — 8.6%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 3.33%, (1-month LIBOR plus 0.83%), 5/25/34	9,491,513	9,406,276
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	6,849,093	6,764,680
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.71%, (1-month LIBOR plus 1.25%), 12/17/33(1)	11,899,185	11,932,730
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	123,413	123,380
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	13,102,485	13,346,624
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	7,200,000	7,160,066
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	827,560	823,928
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	2,790,628	2,746,681
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	5,932,744	5,874,359
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.31%, (1-month LIBOR plus 0.85%), 12/17/36(1)	22,959,953	22,716,692
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.16%, (1-month LIBOR plus 0.70%), 3/17/37(1)	35,961,192	35,271,090
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.54%, (1-month LIBOR plus 1.08%), 6/17/37(1)	21,275,000	21,128,873
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.46%, (1-month LIBOR plus 1.00%), 7/17/37(1)	32,327,261	32,200,382
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	6,715,332	6,714,467
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	2,237,921	2,211,341
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	3,804,862	3,745,289
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	2,717,935	2,677,624
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	4,804,743	4,687,715
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	14,056,832	13,784,415
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(1)	21,322,702	21,537,575
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.86%, (1-month LIBOR plus 1.40%), 1/17/34(1)	8,301,812	8,317,818
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	16,975,000	16,702,421
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(1)	18,500,000	18,763,127
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	6,086,752	6,038,402
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	1,643,011	1,633,319
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	4,247,053	4,226,218
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(1)	12,952,199	13,082,910
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(1)	4,394,620	4,393,459
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(1)	3,360,026	3,289,978
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(1)	4,430,863	4,330,642
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	11,225,237	10,967,164
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	6,023,609	5,882,449
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,355,463	2,375,269
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	8,918,040	8,772,912
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	15,152,891	14,809,117
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	11,826,277	11,964,007
TOTAL ASSET-BACKED SECURITIES (Cost $362,534,341)		360,403,399
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%
Private Sponsor Collateralized Mortgage Obligations — 5.3%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.30%, 3/25/35	2,130,028	2,147,928
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 3/25/46(1)	6,820,075	6,720,441
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(1)	7,141,378	7,064,388
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 6/25/34	1,326,392	1,321,274
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.07%, 2/25/35	1,954,606	1,975,283
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.17%, 11/25/34	1,731,716	1,684,431
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	771,210	799,821
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.26%, 8/25/34	1,923,943	1,871,117
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.29%, 8/25/34	5,763,774	5,705,577

Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.47%, 8/25/35	724,832	732,931
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,332,095	1,342,159
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	535,592	537,440
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	63,523	61,603
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 4.22%, 10/25/34	388,455	388,273
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	4,101,458	4,065,931
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	6,517,131	6,447,850
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.21%, 10/25/34	3,875,946	3,837,206
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	1,270,538	1,274,486
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 10/25/47(1)	7,245,640	7,223,338
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.83%, 6/25/34	1,182,770	1,165,894
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.97%, 5/25/34	1,897,167	1,935,878
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.11%, 1/25/35	2,458,575	2,432,038
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.30%, 9/25/35	5,059,335	5,158,722
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.92%, 9/25/35	3,945,188	3,956,388
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.43%, 9/25/35	1,640,416	1,657,946
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.31%, 7/25/35	933,179	937,739
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.13%, 7/25/35	1,701,599	1,696,201
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.37%, 8/25/35	1,766,578	1,728,789
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.13%, 4/25/35	1,308,261	1,326,253
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(1)	1,481,070	1,436,956
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(1)	6,526,448	6,489,215
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.44%, 11/21/34	939,732	965,871
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.28%, 11/25/35	2,195,613	2,175,160
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.68%, 2/25/35	2,064,901	2,090,656
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.68%, 2/25/35	1,032,451	1,072,120
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(1)	7,270,909	7,158,461
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(1)	4,485,179	4,522,646
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	4,326,303	4,375,250
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 4.01%, (1-month LIBOR plus 1.50%), 6/25/57(1)	7,624,298	7,787,080
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/25/42	206,680	207,461
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 2/25/47(1)	7,587,257	7,501,311
Sequoia Mortgage Trust, Series 2017-4, Class A4 SEQ, VRN, 3.50%, 7/25/47(1)	9,969,142	9,898,581
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 8/25/47(1)	9,156,427	9,066,471
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(1)	6,176,998	6,133,277
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	9,249,425	9,339,126
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	7,318,453	7,361,524
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	6,905,350	6,855,870
Sequoia Mortgage Trust, Series 2018-7, Class A4, VRN, 4.00%, 9/25/48(1)	4,808,111	4,869,275
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	3,846,045	3,884,442
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	4,489,141	4,199,979
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.35%, 7/25/34	2,624,113	2,631,469
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.25%, (1-month LIBOR plus 0.74%), 9/25/44	4,513,591	4,439,301
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	462,214	463,477
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.67%, 3/25/35	2,696,064	2,651,536
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.58%, 2/25/34	539,492	559,475
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 4.72%, 1/25/35	1,217,621	1,259,976
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.42%, 6/25/34	2,476,588	2,527,305
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.61%, 9/25/34	1,422,051	1,460,078

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	2,011,442	2,051,773
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,112,497	1,117,230
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,012,650	1,027,367
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.52%, 6/25/35	2,441,077	2,577,337
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.50%, 6/25/35	1,474,409	1,510,859
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.81%, (1-month LIBOR plus 0.30%), 5/25/35	4,028,390	3,830,058
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.37%, 5/25/35	1,230,146	1,243,663
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,753,241	1,733,784
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,603,650	1,573,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	670,013	659,134
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.73%, 10/25/36	533,540	526,183
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	683,062	676,135
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	458,523	464,605
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	489,736	485,415
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	1,292,246	1,239,024
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,163,847	1,213,813
		222,510,776
U.S. Government Agency Collateralized Mortgage Obligations — 1.2%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.81%, (1-month LIBOR plus 1.30%), 3/25/29	6,145,000	6,154,069
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.86%, (1-month LIBOR plus 1.35%), 3/25/29	5,249,000	5,277,677
FHLMC, Series 3397, Class GF, VRN, 2.96%, (1-month LIBOR plus 0.50%), 12/15/37	1,000,739	1,005,575
FHLMC, Series KF31, Class A, VRN, 2.72%, (1-month LIBOR plus 0.37%), 4/25/24	6,813,103	6,784,895
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	106	107
FNMA, Series 2014-C02, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	5,535,000	5,803,522
FNMA, Series 2014-C02, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	7,006,757	7,263,208
FNMA, Series 2016-C04, Class 1M1, VRN, 3.96%, (1-month LIBOR plus 1.45%), 1/25/29	3,133,821	3,146,193
FNMA, Series 2016-C05, Class 2M1, VRN, 3.86%, (1-month LIBOR plus 1.35%), 1/25/29	1,163,320	1,165,095
FNMA, Series 2017-C01, Class 1M1, VRN, 3.81%, (1-month LIBOR plus 1.30%), 7/25/29	5,664,939	5,683,670
FNMA, Series 2017-C03, Class 1M1, VRN, 3.46%, (1-month LIBOR plus 0.95%), 10/25/29	4,922,553	4,928,197
FNMA, Series 2018-C02, Class 2M1, VRN, 3.16%, (1-month LIBOR plus 0.65%), 8/25/30	2,670,515	2,668,155
GNMA, Series 2007-5, Class FA, VRN, 2.61%, (1-month LIBOR plus 0.14%), 2/20/37	1,958,047	1,954,960
		51,835,323
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $275,714,894)		274,346,099
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	13,000,000	12,856,272
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	8,000,000	8,014,475
BX Trust, Series 2018-MCSF, Class A, VRN, 2.98%, (1-month LIBOR plus 0.58%), 4/15/35(1)	11,600,000	11,395,884
CD Commercial Mortgage Trust, Series 2016-CD1, Class A4 SEQ, 2.72%, 8/10/49	5,920,000	5,596,865
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	10,691,000	11,155,939
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.67%, 2/10/47	10,000,000	10,523,972
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	10,000,000	10,305,052
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	14,000,000	14,230,857
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	15,000,000	14,924,091
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	10,000,000	10,351,172
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	8,000,000	7,949,153
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	11,777,102	11,663,618
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,017,037
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	7,800,000	7,414,694

JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	10,000,000	10,028,400
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	10,000,000	9,904,184
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	12,575,000	11,887,790
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	12,500,000	12,144,551
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(1)	10,160,000	10,055,979
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	13,170,000	12,775,100
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $217,730,384)		212,195,085
COLLATERALIZED LOAN OBLIGATIONS — 4.9%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.49%, (3-month LIBOR plus 1.02%), 4/20/31(1)	13,200,000	12,943,429
Carlyle Global Market Strategies CLO, Series 2014-5A, Class A1RR, VRN, 3.47%, (3-month LIBOR plus 1.14%), 7/15/31(1)	12,825,000	12,719,856
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.47%, (3-month LIBOR plus 1.02%), 4/17/31(1)	13,200,000	12,943,523
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.47%, (3-month LIBOR plus 0.98%), 4/24/31(1)	10,300,000	10,153,954
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.58%, (3-month LIBOR plus 1.11%), 1/22/31(1)	8,900,000	8,830,013
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.41%, (3-month LIBOR plus 0.97%), 4/15/31(1)	6,100,000	6,009,252
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.41%, (3-month LIBOR plus 0.97%), 4/18/31(1)	11,825,000	11,656,182
Dryden 71 CLO Ltd., Series 2018-71A, Class B, VRN, 4.59%, (3-month LIBOR plus 1.90%), 1/15/29(1)(3)	7,525,000	7,525,000
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.59%, (3-month LIBOR plus 1.12%), 7/20/31(1)	6,550,000	6,464,616
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.51%, (3-month LIBOR plus 1.07%), 1/18/31(1)	5,000,000	4,926,058
KKR CLO Ltd., Series 11, Class AR, VRN, 3.62%, (3-month LIBOR plus 1.18%), 1/15/31(1)	5,650,000	5,594,473
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, (3-month LIBOR plus 1.15%), 7/20/31(1)	11,000,000	10,870,397
LCM XIV LP, Series 14A, Class AR, VRN, 3.51%, (3-month LIBOR plus 1.04%), 7/20/31(1)	8,500,000	8,361,748
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.96%, (1-month LIBOR plus 1.50%), 5/15/28(1)	14,638,000	14,574,013
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.40%, (3-month LIBOR plus 0.95%), 4/19/30(1)	13,025,000	12,908,009
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.42%, (3-month LIBOR plus 0.98%), 4/15/31(1)	13,505,000	13,318,700
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.59%, (3-month LIBOR plus 1.15%), 4/18/31(1)	7,500,000	7,394,361
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.40%, (3-month LIBOR plus 0.96%), 4/16/31(1)	13,950,000	13,658,128
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.53%, (3-month LIBOR plus 1.07%), 10/20/28(1)	7,250,000	7,206,978
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.46%, (3-month LIBOR plus 0.97%), 4/25/31(1)	9,000,000	8,843,855
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.59%, (3-month LIBOR plus 1.15%), 10/18/31(1)	10,000,000	9,920,328
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $209,473,647)		206,822,873
BANK LOAN OBLIGATIONS(4) — 2.0%
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 2017 Term Loan B, 4.75%, (1-month LIBOR plus 2.25%), 2/22/24	10,220,000	9,738,791
Zayo Group, LLC, 2017 Incremental Term Loan, 4.77%, (1-month LIBOR plus 2.25%), 1/19/24	7,600,000	7,301,434
		17,040,225
Food Products — 0.1%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.51%, (1-month LIBOR plus 2.00%), 5/24/24	2,662,994	2,573,117
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.51%, (1-month LIBOR plus 2.00%), 5/24/24	824,197	796,380
		3,369,497
Health Care Providers and Services — 0.4%
DaVita, Inc., Term Loan B, 6/24/21(5)	4,500,000	4,477,500
HCA Inc., 2018 Term Loan B10, 4.52%, (1-month LIBOR plus 2.00%), 3/13/25	11,785,938	11,585,989
		16,063,489
Hotels, Restaurants and Leisure — 0.4%
Hilton Worldwide Finance, LLC, Term Loan B2, 4.26%, (1-month LIBOR plus 1.75%), 10/25/23	8,073,522	7,813,999

MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.52%, (1-month LIBOR plus 2.00%), 3/21/25	9,466,990	9,098,487
		16,912,486
IT Services — 0.1%
First Data Corporation, 2024 USD Term Loan, 4.50%, (1-month LIBOR plus 2.00%), 4/26/24	4,550,000	4,357,762
Media — 0.1%
Charter Communications Operating, LLC, 2017 Term Loan B, 4.53%, (1-month LIBOR plus 2.00%), 4/30/25	3,989,924	3,837,829
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC, 2017 Term Loan B, 4.53%, (1-month LIBOR plus 2.00%), 9/7/23	11,939,698	11,506,885
Western Digital Corporation, 2018 Term Loan B4, 4.26%, (1-month LIBOR plus 1.75%), 4/29/23	11,622,175	11,118,586
		22,625,471
TOTAL BANK LOAN OBLIGATIONS (Cost $87,544,828)		84,206,759
MUNICIPAL SECURITIES — 1.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	3,189,000	4,266,946
Houston GO, 3.96%, 3/1/47	1,615,000	1,597,897
Los Angeles Community College District GO, 6.75%, 8/1/49	1,600,000	2,320,320
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,235,000	1,596,003
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	2,070,000	2,755,750
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,180,000	1,666,549
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	500,000	684,665
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	3,330,000	3,663,733
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	1,744,615
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,750,000	3,158,210
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	3,715,000	4,389,867
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	2,385,000	2,995,298
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,700,000	2,224,875
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,315,000	1,438,860
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	2,375,000	2,923,126
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	635,000	907,853
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	2,145,000	2,023,250
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,990,000	3,526,675
State of California GO, 6.65%, 3/1/22	1,660,000	1,818,248
State of California GO, 4.60%, 4/1/38	2,285,000	2,360,176
State of California GO, 7.55%, 4/1/39	3,000,000	4,307,970
State of California GO, 7.30%, 10/1/39	2,005,000	2,758,499
State of Illinois GO, 5.10%, 6/1/33	4,462,000	4,261,121
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	1,665,000	1,812,885
University of California Rev., 5.95%, 5/15/45	1,630,000	2,029,122
TOTAL MUNICIPAL SECURITIES (Cost $55,653,868)		63,232,513
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	1,580,000	1,582,417
Chile Government International Bond, 3.625%, 10/30/42	1,500,000	1,379,025
		2,961,442
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	2,810,000	2,857,068
Colombia Government International Bond, 7.375%, 9/18/37	1,500,000	1,819,875
Colombia Government International Bond, 6.125%, 1/18/41	1,200,000	1,299,000
		5,975,943

Italy — 0.1%
Republic of Italy Government International Bond, 6.875%, 9/27/23	1,920,000	2,100,864
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	2,700,000	3,307,500
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	680,000	861,900
Peruvian Government International Bond, 5.625%, 11/18/50	2,640,000	3,105,960
		3,967,860
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	4,170,000	4,212,847
Philippine Government International Bond, 6.375%, 10/23/34	2,840,000	3,567,889
		7,780,736
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,290,000	1,275,139
Republic of Poland Government International Bond, 5.125%, 4/21/21	2,400,000	2,506,980
		3,782,119
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	980,000	983,464
Uruguay Government International Bond, 4.125%, 11/20/45	1,630,000	1,462,925
		2,446,389
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $32,030,591)		32,322,853
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 6.625%, 11/15/30 (Cost $11,111,186)	8,900,000	11,948,517
TEMPORARY CASH INVESTMENTS(6) — 3.6%
Credit Agricole SA, 2.42%, 1/2/19(7)	26,431,000	26,427,521
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $109,755,123), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $107,631,731)		107,617,083
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 2/15/47, valued at $18,324,332), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $17,964,247)		17,963,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	556,811	556,811
TOTAL TEMPORARY CASH INVESTMENTS (Cost $152,566,154)		152,564,415
TOTAL INVESTMENT SECURITIES — 110.0% (Cost $4,656,695,959)		4,613,130,895
OTHER ASSETS AND LIABILITIES(8) — (10.0)%		(419,490,502)
TOTAL NET ASSETS — 100.0%		$4,193,640,393

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	279	March 2019	USD	55,800,000	$59,235,188	$140,732
U.S. Treasury 5-Year Notes	2,167	March 2019	USD	216,700,000	248,527,812	3,363,171
U.S. Treasury 10-Year Notes	340	March 2019	USD	34,000,000	41,485,313	317,266
U.S. Treasury 10-Year Ultra Notes	385	March 2019	USD	38,500,000	50,080,078	1,431,265
U.S. Treasury Long Bonds	15	March 2019	USD	1,500,000	2,190,000	54,341
					$401,518,391	$5,306,775

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1,719	March 2019	EUR	171,900,000	$261,003,929	$(751,283)
Euro-Bund 10-Year Bonds	679	March 2019	EUR	67,900,000	127,228,237	(1,012,481)
					$388,232,166	$(1,763,764)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 31	Sell	1.00%	12/20/23	$105,000,000	$508,963	$116,335	$625,298

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $868,590,111, which represented 20.7% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,388,619.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(6)	Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $2,951,181.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to securities purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	1,254,511,568	—
U.S. Treasury Securities	—	994,003,119	—
U.S. Government Agency Mortgage-Backed Securities	—	966,573,695	—
Asset-Backed Securities	—	360,403,399	—
Collateralized Mortgage Obligations	—	274,346,099	—
Commercial Mortgage-Backed Securities	—	212,195,085	—
Collateralized Loan Obligations	—	206,822,873	—
Bank Loan Obligations	—	84,206,759	—
Municipal Securities	—	63,232,513	—
Sovereign Governments and Agencies	—	32,322,853	—
U.S. Government Agency Securities	—	11,948,517	—
Temporary Cash Investments	556,811	152,007,604	—
	556,811	4,612,574,084	—
Other Financial Instruments
Futures Contracts	5,306,775	—	—
Swap Agreements	—	625,298	—
	5,306,775	625,298	—
Liabilities
Other Financial Instruments
Futures Contracts	—	1,763,764	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
December 31, 2018

High Income Fund - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 90.3%
Aerospace and Defense — 2.2%
Arconic, Inc., 5.125%, 10/1/24	550,000	532,469
Arconic, Inc., 5.90%, 2/1/27	275,000	264,000
Arconic, Inc., 5.95%, 2/1/37	225,000	209,240
Bombardier, Inc., 7.75%, 3/15/20(1)	50,000	50,937
Bombardier, Inc., 8.75%, 12/1/21(1)	1,200,000	1,240,500
Bombardier, Inc., 6.00%, 10/15/22(1)	625,000	589,062
Bombardier, Inc., 6.125%, 1/15/23(1)	350,000	329,000
Bombardier, Inc., 7.50%, 12/1/24(1)	100,000	94,500
Bombardier, Inc., 7.50%, 3/15/25(1)	75,000	70,969
BWX Technologies, Inc., 5.375%, 7/15/26(1)	50,000	48,360
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	100,000	100,750
TransDigm UK Holdings plc, 6.875%, 5/15/26(1)	200,000	191,000
TransDigm, Inc., 5.50%, 10/15/20	50,000	49,688
TransDigm, Inc., 6.00%, 7/15/22	775,000	758,531
TransDigm, Inc., 6.50%, 7/15/24	175,000	170,844
TransDigm, Inc., 6.50%, 5/15/25	75,000	71,906
TransDigm, Inc., 6.375%, 6/15/26	175,000	163,406
Triumph Group, Inc., 4.875%, 4/1/21	25,000	22,563
Triumph Group, Inc., 7.75%, 8/15/25	125,000	110,625
		5,068,350
Air Freight and Logistics — 0.6%
Wabash National Corp., 5.50%, 10/1/25(1)	250,000	215,312
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,038,000	1,032,810
XPO Logistics, Inc., 6.125%, 9/1/23(1)	200,000	193,250
		1,441,372
Airlines — 0.4%
Air Canada, 7.75%, 4/15/21(1)	375,000	398,344
Allegiant Travel Co., 5.50%, 7/15/19	175,000	175,875
American Airlines Group, Inc., 4.625%, 3/1/20(1)	175,000	174,781
United Continental Holdings, Inc., 6.00%, 12/1/20	25,000	25,750
United Continental Holdings, Inc., 4.25%, 10/1/22	50,000	48,313
		823,063
Auto Components — 0.7%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	102,000	101,235
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	88,500
Dana, Inc., 6.00%, 9/15/23	375,000	374,531
Delphi Technologies plc, 5.00%, 10/1/25(1)	200,000	168,848
Exide Technologies, 11.00% Cash or 7.00% PIK, 4/30/20 (Acquired 4/30/15 - 12/1/18, Cost $221,724)(2)(3)	225,883	179,577
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	300,000	271,125
Tenneco, Inc., 5.375%, 12/15/24	225,000	195,188
Tenneco, Inc., 5.00%, 7/15/26	25,000	19,356

Titan International, Inc., 6.50%, 11/30/23	175,000	157,500
		1,555,860
Automobiles — 0.5%
Tesla, Inc., 5.30%, 8/15/25(1)	1,225,000	1,068,813
Building Products — 0.3%
Griffon Corp., 5.25%, 3/1/22	225,000	204,469
Masonite International Corp., 5.75%, 9/15/26(1)	75,000	70,875
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)	50,000	36,000
NWH Escrow Corp., 7.50%, 8/1/21(1)	50,000	35,500
PGT Escrow Issuer, Inc., 6.75%, 8/1/26(1)	225,000	222,187
		569,031
Capital Markets — 0.1%
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	100,000	99,250
MSCI, Inc., 5.25%, 11/15/24(1)	50,000	50,000
MSCI, Inc., 4.75%, 8/1/26(1)	50,000	47,500
NFP Corp., 6.875%, 7/15/25(1)	150,000	135,000
		331,750
Chemicals — 1.7%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	200,000	189,000
Blue Cube Spinco LLC, 10.00%, 10/15/25	125,000	141,875
CF Industries, Inc., 7.125%, 5/1/20	449,000	463,592
CF Industries, Inc., 5.375%, 3/15/44	350,000	284,812
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23(1)	50,000	52,188
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)	50,000	48,875
Hexion, Inc., 10.375%, 2/1/22(1)	175,000	140,438
Hexion, Inc., 13.75%, 2/1/22(1)	200,000	97,000
Hexion, Inc. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	300,000	133,500
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	100,000	100,000
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	90,375
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	75,000	66,656
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	100,000	91,650
OCI NV, 6.625%, 4/15/23(1)	200,000	197,500
Olin Corp., 5.125%, 9/15/27	150,000	138,750
Olin Corp., 5.00%, 2/1/30	150,000	132,000
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	25,000	25,094
Platform Specialty Products Corp., 5.875%, 12/1/25(1)	275,000	258,500
PQ Corp., 5.75%, 12/15/25(1)	25,000	23,250
SPCM SA, 4.875%, 9/15/25(1)	200,000	174,500
TPC Group, Inc., 8.75%, 12/15/20(1)	275,000	262,625
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	400,000	351,600
Tronox Finance plc, 5.75%, 10/1/25(1)	200,000	162,750
Valvoline, Inc., 5.50%, 7/15/24	75,000	73,500
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(1)	50,000	40,250
Versum Materials, Inc., 5.50%, 9/30/24(1)	50,000	49,625
		3,789,905
Commercial Services and Supplies — 2.1%
ADT Security Corp. (The), 5.25%, 3/15/20	375,000	377,812
ADT Security Corp. (The), 6.25%, 10/15/21	125,000	127,344
APTIM Corp., 7.75%, 6/15/25(1)	275,000	210,375

Aramark Services, Inc., 5.125%, 1/15/24	763,000	757,277
Aramark Services, Inc., 5.00%, 4/1/25(1)	100,000	98,000
Aramark Services, Inc., 5.00%, 2/1/28(1)	615,000	575,025
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	175,000	150,062
Garda World Security Corp., 7.25%, 11/15/21(1)	100,000	96,750
Garda World Security Corp., 8.75%, 5/15/25(1)	225,000	205,875
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	75,000	68,063
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	100,000	91,500
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	25,000	24,750
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	125,000	120,000
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	1,053,000	1,088,539
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	175,000	170,625
TMS International Corp., 7.25%, 8/15/25(1)	75,000	70,313
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	75,000	69,375
Weight Watchers International, Inc., 8.625%, 12/1/25(1)	350,000	358,312
		4,659,997
Communications Equipment — 0.2%
Anixter, Inc., 6.00%, 12/1/25(1)	100,000	99,500
CommScope, Inc., 5.00%, 6/15/21(1)	125,000	124,219
Nokia of America Corp., 6.45%, 3/15/29	150,000	147,375
Nokia Oyj, 3.375%, 6/12/22	25,000	23,687
		394,781
Construction and Engineering — 0.2%
Engility Corp., 8.875%, 9/1/24	25,000	26,781
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	400,000	392,000
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	125,000	114,063
		532,844
Construction Materials — 1.1%
American Woodmark Corp., 4.875%, 3/15/26(1)	50,000	44,500
BMC East LLC, 5.50%, 10/1/24(1)	450,000	421,312
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	305,000	284,031
CPG Merger Sub LLC, 8.00%, 10/1/21(1)	100,000	97,500
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	200,000	182,750
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	100,000	97,000
Standard Industries, Inc., 5.375%, 11/15/24(1)	325,000	306,312
Standard Industries, Inc., 4.75%, 1/15/28(1)	200,000	168,750
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	125,000	124,375
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	25,000	22,813
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	125,000	117,188
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	175,000	154,656
TerraForm Power Operating LLC, VRN, 6.625%, 6/15/25(1)	25,000	25,344
US Concrete, Inc., 6.375%, 6/1/24	450,000	416,250
		2,462,781
Consumer Finance — 3.4%
4finance SA, 10.75%, 5/1/22(1)	200,000	195,868
Ally Financial, Inc., 3.50%, 1/27/19	25,000	24,997
Ally Financial, Inc., 3.75%, 11/18/19	100,000	99,875
Ally Financial, Inc., 4.125%, 3/30/20	400,000	396,784
Ally Financial, Inc., 7.50%, 9/15/20	25,000	26,000

Ally Financial, Inc., 4.125%, 2/13/22	100,000	97,375
Ally Financial, Inc., 5.125%, 9/30/24	75,000	74,625
Ally Financial, Inc., 8.00%, 11/1/31	525,000	585,375
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	475,000	254,125
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	75,000	69,750
CIT Group, Inc., 4.125%, 3/9/21	150,000	148,125
CIT Group, Inc., 5.00%, 8/15/22	200,000	197,750
CIT Group, Inc., 5.00%, 8/1/23	25,000	24,563
FirstCash, Inc., 5.375%, 6/1/24(1)	50,000	48,375
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	75,000	74,657
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	50,000	49,576
goeasy Ltd., 7.875%, 11/1/22(1)	100,000	101,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	300,000	300,375
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	175,000	170,625
Navient Corp., 5.00%, 10/26/20	25,000	24,000
Navient Corp., 5.875%, 3/25/21	425,000	408,531
Navient Corp., 6.625%, 7/26/21	50,000	48,375
Navient Corp., 6.50%, 6/15/22	125,000	116,630
Navient Corp., 7.25%, 9/25/23	275,000	253,344
Navient Corp., 5.875%, 10/25/24	75,000	63,000
Navient Corp., 6.75%, 6/25/25	150,000	128,250
Navient Corp., 6.75%, 6/15/26	675,000	561,937
Navient Corp., MTN, 4.875%, 6/17/19	34,000	33,894
Navient Corp., MTN, 8.00%, 3/25/20	150,000	152,790
Navient Corp., MTN, 6.125%, 3/25/24	550,000	474,375
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	350,000	338,187
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	300,000	274,875
Springleaf Finance Corp., 6.00%, 6/1/20	25,000	25,156
Springleaf Finance Corp., 8.25%, 12/15/20	25,000	25,938
Springleaf Finance Corp., 8.25%, 10/1/23	175,000	180,687
Springleaf Finance Corp., 6.875%, 3/15/25	848,000	761,080
Springleaf Finance Corp., 7.125%, 3/15/26	600,000	536,625
Verscend Escrow Corp., 9.75%, 8/15/26(1)	475,000	448,281
		7,796,275
Containers and Packaging — 2.3%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(4)	400,000	361,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	200,000	191,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	500,000	500,625
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	400,000	370,248
Ball Corp., 4.375%, 12/15/20	250,000	251,562
Berry Global, Inc., 6.00%, 10/15/22	450,000	455,625
Berry Global, Inc., 4.50%, 2/15/26(1)	50,000	45,875
BWAY Holding Co., 5.50%, 4/15/24(1)	125,000	117,969
BWAY Holding Co., 7.25%, 4/15/25(1)	575,000	518,219
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	50,000	44,750
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	150,000	135,375
Greif, Inc., 7.75%, 8/1/19	200,000	204,250
Multi-Color Corp., 6.125%, 12/1/22(1)	150,000	149,250
OI European Group BV, 4.00%, 3/15/23(1)	100,000	93,750

Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(1)	50,000	49,687
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	125,000	119,219
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	500,000	497,500
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	75,000	66,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	969,108	967,896
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	50,000	47,688
Silgan Holdings, Inc., 4.75%, 3/15/25	25,000	23,438
		5,211,676
Diversified Consumer Services — 0.2%
frontdoor, Inc., 6.75%, 8/15/26(1)	25,000	23,813
Graham Holdings Co., 5.75%, 6/1/26(1)	100,000	100,500
Matthews International Corp., 5.25%, 12/1/25(1)	150,000	139,875
Service Corp., International/US, 5.375%, 5/15/24	150,000	148,875
Sotheby's, 4.875%, 12/15/25(1)	100,000	91,000
		504,063
Diversified Financial Services — 2.4%
Camelot Finance SA, 7.875%, 10/15/24(1)	400,000	388,900
CNG Holdings, Inc., 9.375%, 5/15/20(1)	150,000	141,000
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	225,000	220,500
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	125,000	110,312
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	350,000	335,562
HUB International Ltd., 7.00%, 5/1/26(1)	475,000	432,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,075,000	1,075,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	300,000	295,125
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	705,000	697,950
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/1/24	175,000	173,906
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	150,000	144,750
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	200,000	200,250
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	200,000	186,000
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 6/1/22	150,000	147,281
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	75,000	74,063
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	75,000	80,250
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	150,000	139,500
Trident Merger Sub, Inc., 6.625%, 11/1/25(1)	50,000	44,750
Vantiv LLC / Vantiv Issuer Corp., 4.375%, 11/15/25(1)	400,000	367,456
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	75,000	72,971
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	200,000	179,500
		5,507,276
Diversified Telecommunication Services — 4.6%
CenturyLink, Inc., 5.625%, 4/1/20	75,000	74,906
CenturyLink, Inc., 6.45%, 6/15/21	50,000	50,063
CenturyLink, Inc., 5.80%, 3/15/22	100,000	96,750
CenturyLink, Inc., 6.75%, 12/1/23	450,000	434,812
CenturyLink, Inc., 7.50%, 4/1/24	175,000	169,312
CenturyLink, Inc., 7.60%, 9/15/39	450,000	357,750
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	300,000	299,250
Frontier Communications Corp., 10.50%, 9/15/22	1,400,000	980,000
Frontier Communications Corp., 11.00%, 9/15/25	175,000	109,804
Frontier Communications Corp., 8.50%, 4/1/26(1)	100,000	87,750

Hughes Satellite Systems Corp., 6.625%, 8/1/26	250,000	229,687
Intelsat Connect Finance SA, 9.50%, 2/15/23(1)	1,150,000	994,750
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	75,000	77,438
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	625,000	609,375
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	900,000	907,020
Intelsat Luxembourg SA, 8.125%, 6/1/23	250,000	195,000
Level 3 Financing, Inc., 5.375%, 8/15/22	50,000	49,149
Level 3 Financing, Inc., 5.625%, 2/1/23	625,000	615,625
Level 3 Financing, Inc., 5.375%, 1/15/24	50,000	47,750
Sprint Capital Corp., 6.875%, 11/15/28	400,000	379,000
Sprint Capital Corp., 8.75%, 3/15/32	1,800,000	1,903,500
Windstream Holding of the Midwest, Inc., 6.75%, 4/1/28	50,000	30,750
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	300,000	192,000
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/1/21	31,000	19,143
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)	43,000	38,485
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	925,000	879,906
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	325,000	303,469
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	375,000	335,625
		10,468,069
Electric Utilities — 0.5%
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	75,000	69,656
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	50,000	44,688
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,150,000	1,111,187
		1,225,531
Electronic Equipment, Instruments and Components†
Itron, Inc., 5.00%, 1/15/26(1)	25,000	22,938
Energy Equipment and Services — 2.4%
Apergy Corp., 6.375%, 5/1/26	50,000	48,750
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	75,000	64,875
Bristow Group, Inc., 8.75%, 3/1/23(1)	100,000	72,000
Calfrac Holdings LP, 8.50%, 6/15/26(1)	275,000	196,625
CSI Compressco LP / CSI Compressco Finance, Inc., 7.25%, 8/15/22	50,000	44,250
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	175,000	146,125
Ensco plc, 7.75%, 2/1/26	125,000	93,125
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	125,000	120,312
FTS International, Inc., 6.25%, 5/1/22	325,000	290,875
Global Marine, Inc., 7.00%, 6/1/28	25,000	20,375
Jonah Energy LLC / Jonah Energy Finance Corp., 7.25%, 10/15/25(1)	125,000	81,250
KCA Deutag UK Finance plc, 9.625%, 4/1/23(1)	200,000	162,000
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, 5/1/24(1)	200,000	169,500
Nabors Industries, Inc., 5.00%, 9/15/20	50,000	48,348
Nabors Industries, Inc., 4.625%, 9/15/21	25,000	22,541
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	125,000	119,375
Noble Holding International Ltd., 7.75%, 1/15/24	450,000	342,562
Noble Holding International Ltd., 7.875%, 2/1/26(1)	375,000	321,094
Noble Holding International Ltd., 6.20%, 8/1/40	25,000	15,750
Pacific Drilling First Lien Escrow Issuer Ltd., 8.375%, 10/1/23(1)	50,000	47,875
Parker Drilling Co., 7.50%, 8/1/20(5)(6)	50,000	27,250
Parker Drilling Co., 6.75%, 7/15/22(5)(6)	50,000	25,750

Precision Drilling Corp., 5.25%, 11/15/24	25,000	20,875
Precision Drilling Corp., 7.125%, 1/15/26(1)	100,000	86,500
Rowan Cos., Inc., 7.375%, 6/15/25	125,000	100,937
Sanjel Corp., 7.50%, 6/19/19(1)(5)(6)	200,000	—
SESI LLC, 7.125%, 12/15/21	250,000	213,750
SESI LLC, 7.75%, 9/15/24	225,000	180,000
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	300,000	257,625
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	375,000	360,937
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	100,000	97,000
Transocean, Inc., 5.80%, 10/15/22	225,000	199,125
Transocean, Inc., 9.00%, 7/15/23(1)	125,000	124,844
Transocean, Inc., 7.50%, 1/15/26(1)	300,000	264,750
Transocean, Inc., 7.50%, 4/15/31	125,000	95,313
Transocean, Inc., 9.35%, 12/15/41	100,000	83,750
Trinidad Drilling Ltd., 6.625%, 2/15/25(1)	25,000	25,338
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26(1)	175,000	168,875
Weatherford International LLC, 9.875%, 3/1/25(1)	125,000	76,563
Weatherford International Ltd., 5.125%, 9/15/20	75,000	58,875
Weatherford International Ltd., 7.75%, 6/15/21	50,000	37,750
Weatherford International Ltd., 8.25%, 6/15/23	75,000	45,563
Weatherford International Ltd., 9.875%, 2/15/24	600,000	372,000
Weatherford International Ltd., 6.50%, 8/1/36	25,000	13,125
		5,364,102
Entertainment — 1.8%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	75,000	66,281
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	300,000	258,000
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	250,000	215,000
Cinemark USA, Inc., 5.125%, 12/15/22	225,000	222,469
Cinemark USA, Inc., 4.875%, 6/1/23	150,000	144,375
Clear Channel International BV, 8.75%, 12/15/20(1)	25,000	25,313
Live Nation Entertainment, Inc., 5.375%, 6/15/22(1)	50,000	49,750
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	500,000	490,000
Netflix, Inc., 5.375%, 2/1/21	200,000	203,000
Netflix, Inc., 5.50%, 2/15/22	150,000	151,644
Netflix, Inc., 5.875%, 2/15/25	125,000	126,406
Netflix, Inc., 4.875%, 4/15/28	275,000	251,625
Netflix, Inc., 5.875%, 11/15/28(1)	275,000	268,656
Netflix, Inc., 6.375%, 5/15/29(1)	825,000	815,719
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	500,000	460,000
WMG Acquisition Corp., 5.00%, 8/1/23(1)	50,000	48,812
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	300,000	263,250
Ziggo BV, 5.50%, 1/15/27(1)	150,000	134,625
		4,194,925
Equity Real Estate Investment Trusts (REITs) — 1.0%
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	25,000	24,563
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27	25,000	24,313
Equinix, Inc., 5.375%, 4/1/23	350,000	349,562
Equinix, Inc., 5.75%, 1/1/25	75,000	75,844
Equinix, Inc., 5.875%, 1/15/26	275,000	277,750

Equinix, Inc., 5.375%, 5/15/27	150,000	147,000
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	50,000	46,625
FelCor Lodging LP, 6.00%, 6/1/25	450,000	461,812
GEO Group, Inc. (The), 6.00%, 4/15/26	25,000	22,031
Iron Mountain, Inc., 5.75%, 8/15/24	225,000	214,313
Iron Mountain, Inc., 5.25%, 3/15/28(1)	100,000	88,750
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/23	25,000	24,500
Sabra Health Care LP / Sabra Capital Corp., 5.50%, 2/1/21	275,000	275,859
SBA Communications Corp., 4.00%, 10/1/22	200,000	191,500
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	100,000	82,500
		2,306,922
Food and Staples Retailing — 0.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24	125,000	116,563
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 5.75%, 3/15/25	200,000	176,000
Cumberland Farms, Inc., 6.75%, 5/1/25(1)	150,000	151,875
Ingles Markets, Inc., 5.75%, 6/15/23	50,000	49,625
Rite Aid Corp., 7.70%, 2/15/27	25,000	16,625
US Foods, Inc., 5.875%, 6/15/24(1)	250,000	244,062
		754,750
Food Products — 0.9%
B&G Foods, Inc., 5.25%, 4/1/25	125,000	116,719
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	50,000	39,625
Clearwater Seafoods, Inc., 6.875%, 5/1/25(1)	75,000	72,094
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	200,000	197,250
JBS Investments GmbH, 7.25%, 4/3/24(1)	200,000	202,352
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	175,000	164,937
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	225,000	204,750
Post Holdings, Inc., 5.00%, 8/15/26(1)	50,000	45,750
Post Holdings, Inc., 5.75%, 3/1/27(1)	775,000	730,437
Sigma Holdco BV, 7.875%, 5/15/26(1)	200,000	174,000
		1,947,914
Gas Utilities — 2.6%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21(1)	100,000	94,500
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	25,000	25,479
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	325,000	304,687
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	240,000	232,800
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 7/15/26(1)	50,000	46,750
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	350,000	370,125
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	25,000	24,938
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	300,000	284,340
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	150,000	143,250
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	535,000	517,612
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	100,000	93,250
DCP Midstream Operating LP, 5.35%, 3/15/20(1)	150,000	150,937
DCP Midstream Operating LP, 4.95%, 4/1/22	50,000	49,625
DCP Midstream Operating LP, 5.375%, 7/15/25	400,000	392,000
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	75,000	73,125
EnLink Midstream Partners LP, 4.40%, 4/1/24	175,000	165,095
EnLink Midstream Partners LP, 4.15%, 6/1/25	25,000	22,579

EnLink Midstream Partners LP, 4.85%, 7/15/26	325,000	293,664
EnLink Midstream Partners LP, 5.60%, 4/1/44	50,000	41,245
EnLink Midstream Partners LP, 5.05%, 4/1/45	75,000	58,917
EnLink Midstream Partners LP, 5.45%, 6/1/47	150,000	121,974
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	50,000	44,250
Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	50,000	43,125
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	75,000	73,875
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	125,000	123,125
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	75,000	70,969
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	425,000	419,687
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	100,000	105,000
SemGroup Corp., 6.375%, 3/15/25	100,000	92,750
SemGroup Corp., 7.25%, 3/15/26	100,000	94,000
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	75,000	71,063
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	200,000	191,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	50,000	46,250
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)	50,000	48,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	200,000	193,750
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24(1)	75,000	74,063
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	300,000	298,125
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	225,000	208,969
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, 3/15/24	25,000	25,469
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	75,000	70,688
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	125,000	122,187
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	75,000	67,500
		5,991,237
Health Care Equipment and Supplies — 1.9%
Agiliti Health, Inc., 7.625%, 8/15/20	3,375,000	3,353,906
Avantor, Inc., 6.00%, 10/1/24(1)	100,000	98,500
Avantor, Inc., 9.00%, 10/1/25(1)	300,000	300,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	200,000	173,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	50,000	38,250
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	400,000	362,000
		4,326,406
Health Care Providers and Services — 4.9%
Centene Corp., 4.75%, 5/15/22	125,000	123,906
Centene Corp., 6.125%, 2/15/24	200,000	205,250
Centene Corp., 4.75%, 1/15/25	100,000	95,750
Centene Corp., 5.375%, 6/1/26(1)	775,000	755,625
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	221,000	101,660
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	125,000	123,750
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	71,000	52,185
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/30/23(1)	125,000	96,875
DaVita, Inc., 5.75%, 8/15/22	50,000	49,875
DaVita, Inc., 5.125%, 7/15/24	125,000	117,500
DaVita, Inc., 5.00%, 5/1/25	50,000	45,563
Encompass Health Corp., 5.75%, 11/1/24	400,000	397,500
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,075,000	932,562
HCA Healthcare, Inc., 6.25%, 2/15/21	275,000	281,875

HCA, Inc., 6.50%, 2/15/20	400,000	411,000
HCA, Inc., 7.50%, 2/15/22	200,000	213,000
HCA, Inc., 5.875%, 3/15/22	450,000	462,375
HCA, Inc., 4.75%, 5/1/23	375,000	370,312
HCA, Inc., 5.00%, 3/15/24	175,000	173,688
HCA, Inc., 5.375%, 2/1/25	300,000	293,250
HCA, Inc., 5.875%, 2/15/26	225,000	224,437
HCA, Inc., 5.25%, 6/15/26	75,000	74,625
HCA, Inc., 5.375%, 9/1/26	400,000	390,000
HCA, Inc., 5.625%, 9/1/28	925,000	894,937
HCA, Inc., 5.50%, 6/15/47	50,000	47,500
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,331,250
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	175,000	163,625
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(4)	275,000	251,864
Select Medical Corp., 6.375%, 6/1/21	500,000	500,625
Tenet Healthcare Corp., 5.50%, 3/1/19	25,000	25,088
Tenet Healthcare Corp., 6.75%, 2/1/20	25,000	25,063
Tenet Healthcare Corp., 6.00%, 10/1/20	860,000	873,975
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50,000	50,813
Tenet Healthcare Corp., 8.125%, 4/1/22	400,000	402,500
Tenet Healthcare Corp., 6.75%, 6/15/23	400,000	377,000
Tenet Healthcare Corp., 4.625%, 7/15/24	75,000	70,031
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	225,000	217,688
		11,224,522
Hotels, Restaurants and Leisure — 8.5%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	400,000	388,000
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	850,000	784,125
Boyd Gaming Corp., 6.875%, 5/15/23	350,000	354,812
Boyd Gaming Corp., 6.375%, 4/1/26	1,325,000	1,286,906
Boyd Gaming Corp., 6.00%, 8/15/26	775,000	727,531
Boyne USA, Inc., 7.25%, 5/1/25(1)	175,000	181,562
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	1,510,000	1,302,375
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	150,000	147,375
Churchill Downs, Inc., 4.75%, 1/15/28(1)	200,000	181,940
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	200,000	198,000
Eldorado Resorts, Inc., 6.00%, 9/15/26(1)	500,000	473,750
Eldorado Resorts, Inc., 7.00%, 8/1/23	150,000	154,500
Eldorado Resorts, Inc., 6.00%, 4/1/25	325,000	315,133
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	150,000	137,250
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	380,000	386,650
Golden Nugget, Inc., 6.75%, 10/15/24(1)	850,000	803,250
Golden Nugget, Inc., 8.75%, 10/1/25(1)	625,000	603,125
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26(1)	500,000	481,250
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(4)	35,126	33,721
International Game Technology plc, 6.25%, 1/15/27(1)	200,000	192,375
IRB Holding Corp., 6.75%, 2/15/26(1)	125,000	109,688
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	325,000	329,062
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	100,000	106,250
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	150,000	154,875

KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	600,000	580,500
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	105,000	101,853
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	1,525,000	1,551,687
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26(1)	150,000	145,313
Merlin Entertainments plc, 5.75%, 6/15/26(1)	200,000	198,250
MGM Resorts International, 8.625%, 2/1/19	575,000	578,594
MGM Resorts International, 6.625%, 12/15/21	125,000	128,438
MGM Resorts International, 7.75%, 3/15/22	150,000	159,938
MGM Resorts International, 6.00%, 3/15/23	925,000	931,937
MGM Resorts International, 5.75%, 6/15/25	825,000	800,250
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	325,000	305,094
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	200,000	195,500
NCL Corp. Ltd., 4.75%, 12/15/21(1)	171,000	170,145
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	96,500
Scientific Games International, Inc., 6.625%, 5/15/21	75,000	71,438
Scientific Games International, Inc., 10.00%, 12/1/22	1,650,000	1,676,796
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	125,000	132,775
Station Casinos LLC, 5.00%, 10/1/25(1)	350,000	317,625
Viking Cruises Ltd., 6.25%, 5/15/25(1)	25,000	24,750
Viking Cruises Ltd., 5.875%, 9/15/27(1)	725,000	677,875
VOC Escrow Ltd., 5.00%, 2/15/28(1)	25,000	23,188
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	350,000	308,437
Wynn Macau Ltd., 4.875%, 10/1/24(1)	200,000	178,500
Wynn Macau Ltd., 5.50%, 10/1/27(1)	200,000	174,500
		19,363,388
Household Durables — 2.0%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 2/15/21(1)	45,000	43,425
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	75,000	65,625
Beazer Homes USA, Inc., 8.75%, 3/15/22	100,000	100,250
Beazer Homes USA, Inc., 7.25%, 2/1/23	13,000	12,155
Beazer Homes USA, Inc., 6.75%, 3/15/25	227,000	196,071
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	100,000	91,750
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	75,000	71,156
Century Communities, Inc., 6.875%, 5/15/22	175,000	171,062
Century Communities, Inc., 5.875%, 7/15/25	100,000	88,625
FXI Holdings, Inc., 7.875%, 11/1/24(1)	50,000	43,000
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	50,000	43,875
K Hovnanian Enterprises, Inc., 13.50%, 2/1/26(1)	26,000	23,140
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	10,530
KB Home, 7.00%, 12/15/21	125,000	127,656
Lennar Corp., 6.25%, 12/15/21	50,000	51,063
Lennar Corp., 4.125%, 1/15/22	175,000	168,656
Lennar Corp., 5.375%, 10/1/22	275,000	275,344
Lennar Corp., 5.25%, 6/1/26	25,000	23,656
Lennar Corp., 5.00%, 6/15/27	200,000	184,750
Mattamy Group Corp., 6.50%, 10/1/25(1)	75,000	67,500
Meritage Homes Corp., 7.15%, 4/15/20	25,000	25,594
Meritage Homes Corp., 6.00%, 6/1/25	550,000	521,125
Shea Homes LP / Shea Homes Funding Corp., 6.125%, 4/1/25(1)	400,000	356,000

Taylor Morrison Communities, Inc., 6.625%, 5/15/22	175,000	175,437
Toll Brothers Finance Corp., 5.875%, 2/15/22	125,000	126,094
TopBuild Corp., 5.625%, 5/1/26(1)	175,000	161,000
TRI Pointe Group, Inc., 5.25%, 6/1/27	475,000	375,844
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	50,000	44,813
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	175,000	164,500
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25	100,000	92,250
William Lyon Homes, Inc., 7.00%, 8/15/22	25,000	24,813
William Lyon Homes, Inc., 6.00%, 9/1/23	100,000	90,500
William Lyon Homes, Inc., 5.875%, 1/31/25	125,000	106,875
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	175,000	171,500
Williams Scotsman International, Inc., 6.875%, 8/15/23(1)	225,000	216,562
		4,512,196
Household Products — 0.5%
Central Garden & Pet Co., 6.125%, 11/15/23	75,000	75,187
Central Garden & Pet Co., 5.125%, 2/1/28	75,000	67,313
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(1)	200,000	184,000
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	700,000	633,500
Prestige Brands, Inc., 6.375%, 3/1/24(1)	25,000	24,250
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	50,000	45,625
Spectrum Brands Holdings, Inc., 7.75%, 1/15/22	100,000	101,500
Spectrum Brands, Inc., 6.125%, 12/15/24	25,000	24,188
		1,155,563
Independent Power and Renewable Electricity Producers — 0.4%
NRG Energy, Inc., 6.25%, 5/1/24	25,000	25,469
NRG Energy, Inc., 6.625%, 1/15/27	200,000	202,250
NRG Energy, Inc., 5.75%, 1/15/28	175,000	168,656
Vistra Energy Corp., 7.375%, 11/1/22	350,000	362,250
Vistra Energy Corp., 5.875%, 6/1/23	25,000	25,125
Vistra Energy Corp., 7.625%, 11/1/24	74,000	78,255
		862,005
Industrial Conglomerates — 1.0%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	125,000	124,062
DAE Funding LLC, 4.00%, 8/1/20(1)	450,000	439,875
DAE Funding LLC, 5.25%, 11/15/21(1)	375,000	369,844
DAE Funding LLC, 4.50%, 8/1/22(1)	225,000	216,562
DAE Funding LLC, 5.00%, 8/1/24(1)	450,000	436,500
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	50,000	50,938
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	150,000	145,875
H&E Equipment Services, Inc., 5.625%, 9/1/25	325,000	299,406
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	72,563
Koppers, Inc., 6.00%, 2/15/25(1)	25,000	22,125
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	125,000	114,062
TTM Technologies, Inc., 5.625%, 10/1/25(1)	75,000	69,938
		2,361,750
Insurance — 1.0%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	200,000	171,500
Aircastle Ltd., 5.125%, 3/15/21	75,000	76,258
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	200,000	172,000

Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	200,000	171,000
AssuredPartners, Inc., 7.00%, 8/15/25(1)	100,000	90,628
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(1)	175,000	168,052
Genworth Holdings, Inc., 7.70%, 6/15/20	575,000	583,625
Genworth Holdings, Inc., 7.625%, 9/24/21	25,000	24,812
International Lease Finance Corp., 5.875%, 4/1/19	25,000	25,104
MBIA Insurance Corp., VRN, 13.70%, (3-month LIBOR plus 11.26), 1/15/33(1)(5)(6)	125,000	76,875
MBIA, Inc., 7.15%, 7/15/27	25,000	21,438
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23(1)	250,000	244,375
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	250,000	243,750
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	50,000	46,625
USIS Merger Sub, Inc., 6.875%, 5/1/25(1)	150,000	138,219
		2,254,261
IT Services — 1.3%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	125,000	114,687
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	25,000	24,687
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	200,000	198,500
CDW LLC / CDW Finance Corp., 5.00%, 9/1/25	275,000	264,344
Fair Isaac Corp., 5.25%, 5/15/26(1)	25,000	24,313
First Data Corp., 5.00%, 1/15/24(1)	325,000	314,031
First Data Corp., 5.75%, 1/15/24(1)	350,000	343,119
Harland Clarke Holdings Corp., 6.875%, 3/1/20(1)	25,000	24,438
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	325,000	295,750
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	250,000	229,062
Match Group, Inc., 6.375%, 6/1/24	1,035,000	1,056,994
		2,889,925
Leisure Products — 0.1%
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	200,000	180,500
Mattel, Inc., 6.75%, 12/31/25(1)	125,000	111,836
Mattel, Inc., 5.45%, 11/1/41	25,000	17,875
		310,211
Life Sciences Tools and Services — 0.4%
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	450,000	444,375
IQVIA, Inc., 4.875%, 5/15/23(1)	250,000	246,250
IQVIA, Inc., 5.00%, 10/15/26(1)	200,000	191,750
		882,375
Machinery — 1.0%
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	50,000	48,375
Cloud Crane LLC, 10.125%, 8/1/24(1)	300,000	309,000
EnPro Industries, Inc., 5.75%, 10/15/26(1)	150,000	145,125
JB Poindexter & Co., Inc., 7.125%, 4/15/26(1)	150,000	141,000
Mueller Water Products, Inc., 5.50%, 6/15/26(1)	100,000	97,250
Navistar International Corp., 6.625%, 11/1/25(1)	175,000	169,750
SPX FLOW, Inc., 5.625%, 8/15/24(1)	50,000	47,500
SPX FLOW, Inc., 5.875%, 8/15/26(1)	50,000	46,750
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	150,000	148,500
Tennant Co., 5.625%, 5/1/25	50,000	47,375
Terex Corp., 5.625%, 2/1/25(1)	75,000	69,938
Vertiv Group Corp., 9.25%, 10/15/24(1)	425,000	393,125

Vertiv Intermediate Holding Corp., 12.00% Cash or 13.00% PIK, 2/15/22(1)(4)	550,000	508,062
		2,171,750
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	50,000	47,750
Media — 6.8%
Altice France SA, 6.25%, 5/15/24(1)	400,000	374,500
Altice France SA, 7.375%, 5/1/26(1)	400,000	368,000
Altice France SA, 8.125%, 2/1/27(1)	900,000	850,500
Altice Luxembourg SA, 7.75%, 5/15/22(1)	1,300,000	1,187,875
AMC Networks, Inc., 4.75%, 12/15/22	275,000	269,500
AMC Networks, Inc., 5.00%, 4/1/24	350,000	332,500
Block Communications, Inc., 6.875%, 2/15/25(1)	100,000	100,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 3/15/21	250,000	250,312
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	225,000	223,453
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	425,000	415,437
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	375,000	350,625
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	725,000	706,875
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/1/23	100,000	99,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	25,000	24,938
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	175,000	174,562
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	75,000	72,094
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	700,000	687,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	175,000	168,656
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27(1)	250,000	243,125
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	300,000	293,625
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	300,000	301,500
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	150,000	149,250
Cogent Communications Finance, Inc., 5.625%, 4/15/21(1)	75,000	74,812
CSC Holdings LLC, 8.625%, 2/15/19	175,000	175,875
CSC Holdings LLC, 5.125%, 12/15/21(1)	560,000	550,200
CSC Holdings LLC, 5.125%, 12/15/21(1)	25,000	24,563
CSC Holdings LLC, 5.375%, 7/15/23(1)	200,000	195,684
DISH DBS Corp., 5.125%, 5/1/20	100,000	99,000
DISH DBS Corp., 6.75%, 6/1/21	50,000	49,610
DISH DBS Corp., 5.875%, 11/15/24	75,000	60,656
DISH DBS Corp., 7.75%, 7/1/26	625,000	518,750
Embarq Corp., 8.00%, 6/1/36	675,000	614,250
EW Scripps Co. (The), 5.125%, 5/15/25(1)	100,000	92,000
Gray Escrow, Inc., 7.00%, 5/15/27(1)	475,000	464,274
Gray Television, Inc., 5.125%, 10/15/24(1)	530,000	489,985
Gray Television, Inc., 5.875%, 7/15/26(1)	300,000	280,440
iHeartCommunications, Inc., 12.00% Cash plus 2.00% PIK, 2/1/21(5)(6)	105,607	12,145
Level 3 Parent LLC, 5.75%, 12/1/22	125,000	123,074
Mediacom Broadband LLC / Mediacom Broadband Corp., 5.50%, 4/15/21	25,000	25,000
Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 8/15/23(1)	200,000	207,090
Nexstar Broadcasting, Inc., 6.125%, 2/15/22(1)	50,000	49,875
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	300,000	281,250
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	125,000	117,500
Quebecor Media, Inc., 5.75%, 1/15/23	50,000	50,500

Qwest Corp., 6.75%, 12/1/21	75,000	76,868
Radiate Holdco LLC / Radiate Finance, Inc., 6.625%, 2/15/25(1)	250,000	216,875
Salem Media Group, Inc., 6.75%, 6/1/24(1)	25,000	22,313
Sinclair Television Group, Inc., 6.125%, 10/1/22	225,000	227,250
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	75,000	66,563
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	539,000	518,599
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	250,000	240,625
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	100,000	91,750
TEGNA, Inc., 4.875%, 9/15/21(1)	25,000	24,500
TEGNA, Inc., 6.375%, 10/15/23	50,000	50,313
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/28(1)	200,000	182,000
Townsquare Media, Inc., 6.50%, 4/1/23(1)	150,000	138,562
Univision Communications, Inc., 6.75%, 9/15/22(1)	436,000	441,341
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	181,500
Videotron Ltd., 5.375%, 6/15/24(1)	300,000	298,125
Virgin Media Finance plc, 6.00%, 10/15/24(1)	400,000	385,700
Virgin Media Finance plc, 5.75%, 1/15/25(1)	200,000	188,756
		15,553,750
Metals and Mining — 4.2%
AK Steel Corp., 7.625%, 10/1/21	125,000	113,438
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	200,000	204,000
Alcoa Nederland Holding BV, 7.00%, 9/30/26(1)	200,000	205,000
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	400,000	384,000
Aleris International, Inc., 10.75%, 7/15/23(1)	250,000	256,075
ArcelorMittal, 5.25%, 8/5/20	25,000	25,437
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	150,000	135,161
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	150,000	149,250
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	450,000	406,125
Coeur Mining, Inc., 5.875%, 6/1/24	75,000	66,281
Commercial Metals Co., 5.75%, 4/15/26(1)	75,000	69,750
Commercial Metals Co., 5.375%, 7/15/27	50,000	44,875
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	68,250
Constellium NV, 5.75%, 5/15/24(1)	250,000	231,250
Constellium NV, 6.625%, 3/1/25(1)	250,000	232,500
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	150,000	144,281
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	200,000	186,250
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	200,000	176,750
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	1,400,000	1,167,250
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	200,000	165,750
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	200,000	161,250
FMG Resources August 2006 Pty Ltd., 4.75%, 5/15/22(1)	50,000	47,688
Freeport-McMoRan, Inc., 3.10%, 3/15/20	150,000	147,000
Freeport-McMoRan, Inc., 4.00%, 11/14/21	150,000	146,438
Freeport-McMoRan, Inc., 3.55%, 3/1/22	75,000	71,156
Freeport-McMoRan, Inc., 3.875%, 3/15/23	375,000	347,812
Freeport-McMoRan, Inc., 4.55%, 11/14/24	100,000	92,625
Freeport-McMoRan, Inc., 5.40%, 11/14/34	250,000	198,125
Freeport-McMoRan, Inc., 5.45%, 3/15/43	700,000	536,375
Hecla Mining Co., 6.875%, 5/1/21	75,000	73,734

Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	25,000	20,500
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	50,000	49,625
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	125,000	122,813
IAMGOLD Corp., 7.00%, 4/15/25(1)	75,000	70,875
Kinross Gold Corp., 5.125%, 9/1/21	50,000	50,125
Kinross Gold Corp., 4.50%, 7/15/27	50,000	43,313
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	75,000	75,506
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	75,000	74,327
Novelis Corp., 6.25%, 8/15/24(1)	315,000	296,887
Novelis Corp., 5.875%, 9/30/26(1)	100,000	88,750
Park-Ohio Industries, Inc., 6.625%, 4/15/27	275,000	262,625
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)	200,000	185,500
Steel Dynamics, Inc., 5.125%, 10/1/21	100,000	100,000
Taseko Mines Ltd., 8.75%, 6/15/22(1)	175,000	157,937
Teck Resources Ltd., 4.50%, 1/15/21	75,000	75,094
Teck Resources Ltd., 4.75%, 1/15/22	200,000	199,250
Teck Resources Ltd., 3.75%, 2/1/23	25,000	23,875
Teck Resources Ltd., 6.125%, 10/1/35	275,000	264,000
Teck Resources Ltd., 6.00%, 8/15/40	450,000	420,750
Teck Resources Ltd., 6.25%, 7/15/41	175,000	166,687
Teck Resources Ltd., 5.20%, 3/1/42	100,000	84,500
United States Steel Corp., 6.875%, 8/15/25	150,000	138,000
United States Steel Corp., 6.25%, 3/15/26	225,000	197,719
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	25,000	26,438
		9,448,972
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 4.625%, 9/15/20	75,000	73,312
Starwood Property Trust, Inc., 4.75%, 3/15/25	75,000	67,688
		141,000
Multi-Utilities — 1.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	125,000	115,000
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	100,000	89,000
Calpine Corp., 6.00%, 1/15/22(1)	725,000	722,281
Calpine Corp., 5.375%, 1/15/23	450,000	423,000
Calpine Corp., 5.875%, 1/15/24(1)	75,000	73,688
Calpine Corp., 5.50%, 2/1/24	75,000	68,906
Calpine Corp., 5.75%, 1/15/25	175,000	160,563
Calpine Corp., 5.25%, 6/1/26(1)	125,000	114,531
Clearway Energy Operating LLC, 5.75%, 10/15/25(1)	175,000	167,781
Clearway Energy Operating LLC, 5.00%, 9/15/26	150,000	135,375
GenOn Energy, Inc., 9.392%, 12/1/23	100,000	62,750
LBC Tank Terminals Holding Netherlands BV, 6.875%, 5/15/23(1)	200,000	180,000
Talen Energy Supply LLC, 9.50%, 7/15/22(1)	100,000	101,000
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	300,000	256,500
		2,670,375
Multiline Retail — 0.1%
JC Penney Corp., Inc., 8.625%, 3/15/25(1)	250,000	135,000
JC Penney Corp., Inc., 6.375%, 10/15/36	125,000	40,625
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	100,000	41,750

Neiman Marcus Group Ltd. LLC, 8.75% Cash or 9.50% PIK, 10/15/21(1)(4)	125,000	53,125
		270,500
Oil, Gas and Consumable Fuels — 11.0%
Aker BP ASA, 5.875%, 3/31/25(1)	150,000	150,375
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 5/1/25(1)	100,000	100,625
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	275,000	171,875
Antero Resources Corp., 5.375%, 11/1/21	75,000	72,656
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	211,000	216,866
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	250,000	227,500
Bruin E&P Partners LLC, 8.875%, 8/1/23(1)	625,000	558,594
California Resources Corp., 5.00%, 1/15/20	50,000	44,500
California Resources Corp., 8.00%, 12/15/22(1)	1,000,000	680,000
Callon Petroleum Co., 6.125%, 10/1/24	775,000	724,625
Callon Petroleum Co., 6.375%, 7/1/26	150,000	140,250
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,150,000	1,069,500
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	75,000	70,125
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	175,000	126,000
Cheniere Energy Partners LP, 5.25%, 10/1/25	200,000	187,250
Chesapeake Energy Corp., 6.625%, 8/15/20	311,000	302,447
Chesapeake Energy Corp., 6.875%, 11/15/20	325,000	316,875
Chesapeake Energy Corp., 5.375%, 6/15/21	75,000	69,000
Chesapeake Energy Corp., 8.00%, 1/15/25	775,000	687,812
Chesapeake Energy Corp., 7.50%, 10/1/26	225,000	193,500
Citgo Holding, Inc., 10.75%, 2/15/20(1)	925,000	945,812
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	50,000	48,625
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21	125,000	71,875
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 3/15/24	500,000	95,750
CNX Resources Corp., 5.875%, 4/15/22	350,000	336,875
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	100,000	109,750
Continental Resources, Inc., 4.90%, 6/1/44	25,000	22,199
Conuma Coal Resources Ltd., 10.00%, 5/1/23(1)	20,000	19,500
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	275,000	237,875
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	475,000	429,281
CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, 11/1/22	50,000	49,500
Denbury Resources, Inc., 9.00%, 5/15/21(1)	484,000	454,960
Denbury Resources, Inc., 6.375%, 8/15/21	775,000	571,562
Denbury Resources, Inc., 9.25%, 3/31/22(1)	86,000	79,765
Denbury Resources, Inc., 7.50%, 2/15/24(1)	150,000	121,500
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	125,000	121,250
Energy Transfer LP, 4.25%, 3/15/23	325,000	313,625
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	337,000	265,387
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	525,000	170,625
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)	1,742,000	783,900
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	50,000	20,875
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	50,000	41,500
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	225,000	165,375
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	75,000	61,875
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	25,000	20,500
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	35,938

Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	35,938
Gulfport Energy Corp., 6.625%, 5/1/23	73,000	69,350
Gulfport Energy Corp., 6.00%, 10/15/24	125,000	111,250
Gulfport Energy Corp., 6.375%, 5/15/25	125,000	111,094
Gulfport Energy Corp., 6.375%, 1/15/26	100,000	86,750
Halcon Resources Corp., 6.75%, 2/15/25	300,000	220,500
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26(1)	200,000	194,500
HighPoint Operating Corp., 7.00%, 10/15/22	50,000	45,750
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	400,000	353,500
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	175,000	151,375
Jagged Peak Energy LLC, 5.875%, 5/1/26(1)	350,000	327,250
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, 4/1/22	100,000	19,500
Jones Energy Holdings LLC / Jones Energy Finance Corp., 9.25%, 3/15/23(1)	150,000	131,625
Jones Energy Holdings LLC / Jones Energy Finance Corp., 9.25%, 3/15/23	75,000	12,375
Laredo Petroleum, Inc., 5.625%, 1/15/22	400,000	361,000
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	400,000	388,000
Matador Resources Co., 5.875%, 9/15/26	225,000	207,562
MEG Energy Corp., 6.375%, 1/30/23(1)	100,000	94,875
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	675,000	587,250
Murphy Oil Corp., 4.45%, 12/1/22	100,000	94,397
Murphy Oil Corp., 6.875%, 8/15/24	775,000	772,696
Murphy Oil Corp., 5.75%, 8/15/25	100,000	93,698
Murray Energy Corp., 11.25%, 4/15/21(1)	150,000	94,313
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)	766,713	417,859
Newfield Exploration Co., 5.75%, 1/30/22	50,000	50,625
Northern Oil and Gas, Inc., 8.50% Cash or 8.50% Cash plus 1.00% PIK, 5/15/23(2)	150,000	145,125
Oasis Petroleum, Inc., 6.50%, 11/1/21	375,000	373,125
Oasis Petroleum, Inc., 6.875%, 3/15/22	100,000	94,500
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	225,000	189,562
Parkland Fuel Corp., 6.00%, 4/1/26(1)	50,000	47,125
Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24(1)	125,000	121,563
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(1)	150,000	137,063
PDC Energy, Inc., 6.125%, 9/15/24	100,000	92,750
Peabody Energy Corp., 6.00%, 3/31/22(1)	325,000	316,469
QEP Resources, Inc., 5.625%, 3/1/26	100,000	83,375
Range Resources Corp., 5.875%, 7/1/22	50,000	46,500
Range Resources Corp., 5.00%, 8/15/22	400,000	359,500
Range Resources Corp., 5.00%, 3/15/23	25,000	22,094
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23(1)	75,000	70,875
Sanchez Energy Corp., 7.75%, 6/15/21	475,000	114,000
Sanchez Energy Corp., 6.125%, 1/15/23	775,000	143,375
Seven Generations Energy Ltd., 6.875%, 6/30/23(1)	150,000	148,500
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	150,000	134,813
SM Energy Co., 6.125%, 11/15/22	550,000	522,500
SM Energy Co., 5.625%, 6/1/25	325,000	284,375
SM Energy Co., 6.75%, 9/15/26	325,000	292,500
Southern Star Central Corp., 5.125%, 7/15/22(1)	75,000	72,375
Southwestern Energy Co., 6.20%, 1/23/25	646,000	580,592
SRC Energy, Inc., 6.25%, 12/1/25	125,000	104,375

Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	75,000	70,125
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23	431,000	421,302
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	50,000	47,500
Sunoco LP / Sunoco Finance Corp., 5.875%, 3/15/28	50,000	46,894
Vermilion Energy, Inc., 5.625%, 3/15/25(1)	50,000	47,125
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	225,000	178,875
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	400,000	322,000
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	400,000	398,000
Whiting Petroleum Corp., 5.75%, 3/15/21	1,150,000	1,098,250
WildHorse Resource Development Corp., 6.875%, 2/1/25	250,000	237,500
Williams Cos., Inc. (The), 7.875%, 9/1/21	75,000	82,000
Williams Cos., Inc. (The), 4.55%, 6/24/24	350,000	353,782
WPX Energy, Inc., 6.00%, 1/15/22	19,000	18,573
WPX Energy, Inc., 8.25%, 8/1/23	250,000	262,500
WPX Energy, Inc., 5.75%, 6/1/26	100,000	91,000
		24,911,543
Paper and Forest Products — 0.2%
Cascades, Inc., 5.50%, 7/15/22(1)	25,000	24,500
Mercer International, Inc., 6.50%, 2/1/24	175,000	171,938
Mercer International, Inc., 7.375%, 1/15/25(1)	175,000	175,000
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	150,000	141,375
		512,813
Personal Products†
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	25,000	22,438
High Ridge Brands Co., 8.875%, 3/15/25(1)	50,000	22,250
Revlon Consumer Products Corp., 6.25%, 8/1/24	100,000	53,500
		98,188
Pharmaceuticals — 2.8%
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	97,000	95,606
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	200,000	183,088
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	425,000	394,719
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	1,100,000	962,500
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	1,825,000	1,822,719
Eagle Holding Co. II LLC, 7.625% Cash or 8.375% PIK, 5/15/22(1)(4)	275,000	263,312
Elanco Animal Health, Inc., 3.91%, 8/27/21(1)	25,000	25,170
Elanco Animal Health, Inc., 4.27%, 8/28/23(1)	50,000	50,007
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,250,000	959,375
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	400,000	289,000
Endo Finance LLC, 5.75%, 1/15/22(1)	100,000	83,750
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	150,000	130,500
Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	202,000	211,090
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	400,000	386,260
Valeant Pharmaceuticals International, 8.50%, 1/31/27(1)	375,000	364,687
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	100,000	89,000
		6,310,783
Professional Services†
Gartner, Inc., 5.125%, 4/1/25(1)	50,000	48,760

Real Estate Management and Development — 0.7%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	48,375
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	75,000	73,500
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	275,000	259,875
Hunt Cos., Inc., 6.25%, 2/15/26(1)	250,000	214,225
Kennedy-Wilson, Inc., 5.875%, 4/1/24	150,000	141,000
Newmark Group, Inc., 6.125%, 11/15/23(1)	150,000	147,846
Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 12/1/21(1)	200,000	190,250
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	500,000	437,500
		1,512,571
Road and Rail — 0.2%
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	100,000	96,500
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	350,000	339,937
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	125,000	120,938
		557,375
Semiconductors and Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	298,000	320,350
Advanced Micro Devices, Inc., 7.00%, 7/1/24	317,000	326,510
Amkor Technology, Inc., 6.375%, 10/1/22	100,000	100,530
Entegris, Inc., 4.625%, 2/10/26(1)	125,000	115,625
Micron Technology, Inc., 5.50%, 2/1/25	400,000	393,500
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	400,000	396,000
NXP BV / NXP Funding LLC, 4.625%, 6/15/22(1)	200,000	197,500
NXP BV / NXP Funding LLC, 4.625%, 6/1/23(1)	400,000	393,000
Qorvo, Inc., 5.50%, 7/15/26(1)	375,000	359,062
		2,602,077
Software — 0.9%
ACI Worldwide, Inc., 5.75%, 8/15/26(1)	125,000	123,281
CDK Global, Inc., 5.875%, 6/15/26	150,000	150,795
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	150,000	140,437
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	175,000	174,125
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% Cash or 7.875% PIK, 5/1/21(1)(4)	450,000	439,875
Infor US, Inc., 5.75%, 8/15/20(1)	175,000	175,744
Infor US, Inc., 6.50%, 5/15/22	510,000	495,159
Informatica LLC, 7.125%, 7/15/23(1)	50,000	48,945
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	125,000	97,812
RP Crown Parent LLC, 7.375%, 10/15/24(1)	150,000	151,500
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	200,000	132,500
		2,130,173
Specialty Retail — 1.3%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	250,000	201,250
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	200,000	202,750
Carlson Travel, Inc., 9.50%, 12/15/24(1)	202,000	184,325
Carvana Co., 8.875%, 10/1/23(1)	175,000	159,250
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp., 8.00%, 6/1/21(1)	25,000	25,129
Group 1 Automotive, Inc., 5.00%, 6/1/22	75,000	71,196
Group 1 Automotive, Inc., 5.25%, 12/15/23(1)	25,000	23,313
Herc Rentals, Inc., 7.50%, 6/1/22(1)	45,000	47,250
Herc Rentals, Inc., 7.75%, 6/1/24(1)	282,000	295,395

L Brands, Inc., 5.25%, 2/1/28	50,000	42,813
L Brands, Inc., 6.75%, 7/1/36	250,000	205,000
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	46,187
Penske Automotive Group, Inc., 3.75%, 8/15/20	50,000	49,000
Penske Automotive Group, Inc., 5.75%, 10/1/22	275,000	275,687
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	75,000	76,219
Sonic Automotive, Inc., 5.00%, 5/15/23	75,000	68,437
Sonic Automotive, Inc., 6.125%, 3/15/27	175,000	154,000
United Rentals North America, Inc., 5.875%, 9/15/26	225,000	212,906
United Rentals North America, Inc., 6.50%, 12/15/26	375,000	370,312
United Rentals North America, Inc., 5.50%, 5/15/27	25,000	23,250
United Rentals North America, Inc., 4.875%, 1/15/28	150,000	132,000
		2,865,669
Technology Hardware, Storage and Peripherals — 1.5%
Ascend Learning LLC, 6.875%, 8/1/25(1)	150,000	144,375
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	1,000,000	1,001,385
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	200,000	203,654
Diebold Nixdorf, Inc., 8.50%, 4/15/24	75,000	45,375
Everi Payments, Inc., 7.50%, 12/15/25(1)	175,000	166,031
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	450,000	441,562
NCR Corp., 5.875%, 12/15/21	25,000	24,469
NCR Corp., 6.375%, 12/15/23	300,000	291,513
Western Digital Corp., 4.75%, 2/15/26	1,300,000	1,132,625
		3,450,989
Textiles, Apparel and Luxury Goods — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	150,000	140,888
Thrifts and Mortgage Finance — 0.2%
MGIC Investment Corp., 5.75%, 8/15/23	200,000	199,750
Radian Group, Inc., 5.25%, 6/15/20	30,000	30,300
Radian Group, Inc., 7.00%, 3/15/21	25,000	26,094
Radian Group, Inc., 4.50%, 10/1/24	100,000	91,125
		347,269
Tobacco†
Vector Group Ltd., 6.125%, 2/1/25(1)	75,000	64,125
Trading Companies and Distributors — 0.3%
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	75,000	74,625
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	275,000	242,687
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	200,000
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	175,000	164,063
		681,375
Transportation Infrastructure — 0.2%
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	200,000	186,500
BCD Acquisition, Inc., 9.625%, 9/15/23(1)	50,000	51,625
Resideo Funding, Inc., 6.125%, 11/1/26(1)	100,000	98,750
		336,875
Wireless Telecommunication Services — 1.9%
Digicel Group Ltd., 8.25%, 9/30/20(1)	1,000,000	680,000
Digicel Group Ltd., 7.125%, 4/1/22(1)	200,000	94,500
Sprint Communications, Inc., 9.25%, 4/15/22	25,000	28,687

Sprint Communications, Inc., 6.00%, 11/15/22	200,000	196,766
Sprint Corp., 7.25%, 9/15/21	275,000	282,150
Sprint Corp., 7.875%, 9/15/23	525,000	540,094
Sprint Corp., 7.125%, 6/15/24	475,000	471,941
Sprint Corp., 7.625%, 3/1/26	325,000	321,750
T-Mobile USA, Inc., 4.00%, 4/15/22	75,000	73,312
T-Mobile USA, Inc., 6.00%, 3/1/23	1,225,000	1,234,102
T-Mobile USA, Inc., 6.00%, 4/15/24	100,000	100,250
T-Mobile USA, Inc., 5.125%, 4/15/25	25,000	24,375
T-Mobile USA, Inc., 4.50%, 2/1/26	325,000	299,406
T-Mobile USA, Inc., 4.75%, 2/1/28	25,000	22,719
Xplornet Communications, Inc., 9.625% Cash or 10.625% PIK, 6/1/22(1)(2)	29,207	28,769
		4,398,821
TOTAL CORPORATE BONDS (Cost $220,991,609)		205,411,218
BANK LOAN OBLIGATIONS(8) — 2.8%
Building Products†
NCI Building Systems, Inc., 2018 Term Loan, 6.18%, (3-month LIBOR plus 3.75%), 4/12/25	49,750	45,521
Capital Markets†
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 4.77%, (1-month LIBOR plus 2.25%), 3/24/25	74,438	71,879
Chemicals — 0.1%
Consolidated Energy Finance, S.A., Term Loan B, 4.93%, (1-month LIBOR plus 2.50%), 5/7/25	149,250	145,146
Venator Materials Corporation, Term Loan B, 5.52%, (1-month LIBOR plus 3.00%), 8/8/24	49,375	47,338
		192,484
Commercial Services and Supplies — 0.2%
Aramark Services, Inc., 2018 Term Loan B3, 4.27%, (1-month LIBOR plus 1.75%), 3/11/25	321,633	312,923
Asurion LLC, 2017 Term Loan B4, 5.52%, (1-month LIBOR plus 3.00%), 8/4/22	61,405	59,168
Asurion LLC, 2018 Term Loan B6, 5.52%, (1-month LIBOR plus 3.00%), 11/3/23	47,805	45,953
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 6.27%, (1-month LIBOR plus 3.75%), 8/25/24	98,937	96,545
		514,589
Communications Equipment†
Radiate Holdco, LLC, 1st Lien Term Loan, 5.52%, (1-month LIBOR plus 3.00%), 2/1/24	98,250	92,992
Consumer Finance — 0.1%
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 6.27%, (1-month LIBOR plus 3.75%), 10/1/25	175,000	167,344
Containers and Packaging — 0.1%
BWAY Holding Company, 2017 Term Loan B, 5.66%, (3-month LIBOR plus 3.25%), 4/3/24	97,570	92,081
Consolidated Container Company LLC, 2017 1st Lien Term Loan, 5.27%, (1-month LIBOR plus 2.75%), 5/22/24	41,322	39,635
Consolidated Container Company LLC, 2017 1st Lien Term Loan, 5.27%, (1-month LIBOR plus 2.75%), 5/22/24	8,054	7,725
Flex Acquisition Company, Inc., 1st Lien Term Loan, 5.35%, (1-month LIBOR plus 3.00%), 12/29/23	123,125	116,507
		255,948
Diversified Financial Services — 0.1%
Edelman Financial Center, LLC, 2018 1st Lien Term Loan, 5.69%, (3-month LIBOR plus 3.25%), 7/21/25	125,000	120,803
Tempo Acquisition LLC, Term Loan, 5.52%, (1-month LIBOR plus 3.00%), 5/1/24	73,875	70,994
UFC Holdings, LLC, 1st Lien Term Loan, 5.78%, (1-month LIBOR plus 3.25%), 8/18/23	48,875	47,751
UFC Holdings, LLC, 2nd Lien Term Loan, 10.02%, (1-month LIBOR plus 7.50%), 8/18/24	25,000	24,844
		264,392
Energy Equipment and Services — 0.1%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, 7.52%, (1-month LIBOR plus 5.00%), 5/10/25	148,875	139,384

Food Products†
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 6.55%, (3-month LIBOR plus 3.75%), 5/23/25	17,948	17,499
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 6.55%, (3-month LIBOR plus 3.75%), 5/23/25	56,677	55,260
		72,759
Health Care Providers and Services — 0.3%
21st Century Oncology Holdings, Inc., Exit Term Loan, 8.57%, (3-month LIBOR plus 6.13%), 1/16/23	24,317	22,007
Air Methods Corporation, 2017 Term Loan B, 6.30%, (3-month LIBOR plus 3.50%), 4/21/24	73,758	58,848
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 6.27%, (1-month LIBOR plus 3.75%), 10/10/25	50,000	46,732
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.55%, (3-month LIBOR plus 2.75%), 6/7/23	308,981	293,746
Surgery Center Holdings, Inc., 2017 Term Loan B, 5.78%, (1-month LIBOR plus 3.25%), 9/2/24	49,375	47,184
Wink Holdco, Inc., 1st Lien Term Loan B, 5.52%, (1-month LIBOR plus 3.00%), 12/2/24	74,250	70,677
Wink Holdco, Inc., 2nd Lien Term Loan B, 9.28%, (1-month LIBOR plus 6.75%), 11/3/25	50,000	47,584
		586,778
Hotels, Restaurants and Leisure — 0.7%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.77%, (1-month LIBOR plus 2.25%), 2/16/24	192,792	184,036
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.77%, (1-month LIBOR plus 2.25%), 2/16/24	156,307	149,208
Caesars Entertainment Operating Company, Exit Term Loan, 4.52%, (1-month LIBOR plus 2.00%), 10/6/24	99,000	94,628
CityCenter Holdings, LLC, 2017 Term Loan B, 4.77%, (1-month LIBOR plus 2.25%), 4/18/24	473,174	449,683
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 5.80%, (3-month LIBOR plus 3.00%), 12/1/23	149,250	144,026
Golden Nugget, Inc., 2017 Incremental Term Loan B, 5.28%, (3-month LIBOR plus 2.75%), 10/4/23	26,130	25,239
Golden Nugget, Inc., 2017 Incremental Term Loan B, 5.19%, (3-month LIBOR plus 2.75%), 10/4/23	20,746	20,038
Marriott Ownership Resorts, Inc., 2018 Term Loan B, 4.77%, (1-month LIBOR plus 2.25%), 8/29/25	125,000	122,500
RHP Hotel Properties, LP, 2017 Term Loan B, 4.44%, (3-month LIBOR plus 2.00%), 5/11/24	347,867	336,344
Scientific Games International, Inc., 2018 Term Loan B5, 5.25%, (2-month LIBOR plus 2.75%), 8/14/24	39,893	37,571
Scientific Games International, Inc., 2018 Term Loan B5, 5.27%, (1-month LIBOR plus 2.75%), 8/14/24	9,546	8,990
Tacala, LLC, 1st Lien Term Loan, 5.77%, (1-month LIBOR plus 3.25%), 1/31/25	24,813	23,882
		1,596,145
Industrial Conglomerates†
Core & Main LP, 2017 Term Loan B, 5.74%, (3-month LIBOR plus 3.00%), 8/1/24	34,825	33,751
Core & Main LP, 2017 Term Loan B, 5.71%, (3-month LIBOR plus 3.00%), 8/1/24	39,300	38,089
		71,840
Insurance — 0.1%
Genworth Holdings, Inc., Term Loan, 6.96%, (1-month LIBOR plus 4.50%), 3/7/23	74,438	73,507
Hub International Limited, 2018 Term Loan B, 5.24%, (3-month LIBOR plus 2.75%), 4/25/25	149,250	141,345
		214,852
IT Services — 0.1%
First Data Corporation, 2024 USD Term Loan, 4/26/24(9)	100,000	95,775
Leisure Products — 0.2%
Life Time, Inc., 2017 Term Loan B, 5.46%, (3-month LIBOR plus 2.75%), 6/10/22	368,095	355,620
Life Sciences Tools and Services — 0.1%
IQVIA Inc., 2018 USD Term Loan B3, 4.27%, (1-month LIBOR plus 1.75%), 6/11/25	199,499	193,390
Parexel International Corporation, Term Loan B, 5.27%, (1-month LIBOR plus 2.75%), 9/27/24	74,063	67,490
		260,880
Machinery — 0.1%
Altra Industrial Motion Corp., 2018 Term Loan B, 4.52%, (1-month LIBOR plus 2.00%), 10/1/25	98,507	93,828
Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 6.05%, (3-month LIBOR plus 3.25%), 7/19/24	24,750	23,977
Engineered Machinery Holdings, Inc., USD 2nd Lien Term Loan, 10.05%, (3-month LIBOR plus 7.25%), 7/18/25	24,574	24,267

Navistar International Corporation, 2017 1st Lien Term Loan B, 5.89%, (1-month LIBOR plus 3.50%), 11/6/24	98,752	95,542
		237,614
Metals and Mining — 0.1%
Big River Steel LLC, Term Loan B, 7.80%, (3-month LIBOR plus 5.00%), 8/23/23	49,313	48,943
Neenah Foundry Company, 2017 Term Loan, 9.12%, (2-month LIBOR plus 6.50%), 12/13/22	35,686	35,329
Neenah Foundry Company, 2017 Term Loan, 9.00%, (2-month LIBOR plus 6.50%), 12/13/22	30,963	30,653
		114,925
Oil, Gas and Consumable Fuels — 0.2%
BCP Renaissance Parent LLC, 2017 Term Loan B, 6.03%, (3-month LIBOR plus 3.50%), 10/31/24	49,375	48,184
California Resources Corporation, 2017 1st Lien Term Loan, 7.26%, (1-month LIBOR plus 4.75%), 12/31/22	375,000	366,251
California Resources Corporation, Second Out Term Loan, 12.90%, (1-month LIBOR plus 10.38%), 12/31/21	25,000	24,750
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 6.31%, (1-month LIBOR plus 3.75%), 5/25/25	49,750	46,019
Peabody Energy Corporation, 2018 Term Loan, 5.27%, (1-month LIBOR plus 2.75%), 3/31/25	34,947	33,986
		519,190
Pharmaceuticals†
HLF Financing S.a r.l., 2018 Term Loan B, 5.77%, (1-month LIBOR plus 3.25%), 8/18/25	74,813	72,995
Specialty Retail†
Priso Acquisition Corporation, 2017 Term Loan B, 5.52%, (1-month LIBOR plus 3.00%), 5/8/22	22,952	21,977
Serta Simmons Bedding, LLC, 2nd Lien Term Loan, 10.43%, (1-month LIBOR plus 8.00%), 11/8/24	94,933	68,431
		90,408
Technology Hardware, Storage and Peripherals — 0.1%
Everi Payments Inc., Term Loan B, 5.52%, (1-month LIBOR plus 3.00%), 5/9/24	98,500	95,841
Western Digital Corporation, 2018 Term Loan B4, 4.26%, (1-month LIBOR plus 1.75%), 4/29/23	20,614	19,721
		115,562
Textiles, Apparel and Luxury Goods†
ASP Unifrax Holdings Inc., Term Loan B, 6.53%, (3-month LIBOR plus 3.75%), 10/10/25	50,000	47,563
Trading Companies and Distributors — 0.1%
Foundation Building Materials Holding Company LLC, 2018 Term Loan B, 5.71%, (1-month LIBOR plus 3.25%), 8/13/25	125,000	118,125
Transportation Infrastructure†
Syncreon Global Finance (US) Inc., Term Loan B, 6.78%, (3-month LIBOR plus 4.25%), 10/28/20	70,891	62,628
TOTAL BANK LOAN OBLIGATIONS (Cost $6,660,803)		6,378,192
PREFERRED STOCKS — 1.6%
Banks — 0.8%
Bank of America Corp., 6.25%	800,000	791,400
Bank of America Corp., 6.50%	100,000	101,375
Bank of America Corp., 6.30%	25,000	25,454
Bank of America Corp., 5.875%	75,000	68,375
Bank of Nova Scotia (The), 4.65%	50,000	43,375
Citigroup, Inc., 6.875%	1,749	45,859
Citigroup, Inc., 5.95%	250,000	228,462
Citigroup, Inc., 5.90%	425,000	397,162
Citigroup, Inc., 5.95%	25,000	24,172
Citigroup, Inc., 6.25%	150,000	143,843
Wells Fargo & Co., 5.90%	50,000	47,700
		1,917,177
Capital Markets — 0.1%
Charles Schwab Corp. (The), 5.00%	150,000	126,225

General Finance Corp., 8.125%	1,116	27,482
		153,707
Diversified Financial Services — 0.5%
Goldman Sachs Group, Inc. (The), 5.70%	25,000	24,409
Goldman Sachs Group, Inc. (The), 5.375%	50,000	48,376
JPMorgan Chase & Co., 6.10%	650,000	646,750
JPMorgan Chase & Co., 6.125%	175,000	173,906
JPMorgan Chase & Co., 6.75%	156,000	161,382
		1,054,823
Gas Utilities — 0.2%
Energy Transfer Operating LP, 6.625%	50,000	41,344
Energy Transfer Operating LP, 6.25%	150,000	125,812
Plains All American Pipeline LP, 6.125%	75,000	63,188
Summit Midstream Partners LP, 9.50%	175,000	164,937
		395,281
Oil, Gas and Consumable Fuels†
Nine Point Energy Holdings (Acquired 3/28/17, Cost $18,000)(3)(6)	18	8,100
TOTAL PREFERRED STOCKS (Cost $3,797,593)		3,529,088
CONVERTIBLE BONDS — 0.5%
Auto Components†
Exide Technologies, 7.00% PIK, 4/30/25 (Acquired 4/30/15 - 12/3/18, Cost $3,920)(2)(3)	18,243	10,490
Meritor, Inc., VRDN, 4.00%, 2/15/19	75,000	75,374
		85,864
Banks — 0.1%
Barclays Bank plc, 7.625%, 11/21/22	200,000	207,625
Diversified Financial Services — 0.4%
Royal Bank of Scotland Group plc, VRDN, 8.625%, 8/15/21	400,000	415,000
Royal Bank of Scotland Group plc, VRDN, 8.00%, 8/10/25	400,000	400,000
		815,000
Oil, Gas and Consumable Fuels†
Chesapeake Energy Corp., 5.50%, 9/15/26	25,000	20,184
TOTAL CONVERTIBLE BONDS (Cost $1,186,493)		1,128,673
COMMON STOCKS — 0.2%
Diversified Telecommunication Services†
Colt, Class B (Acquired 5/18/16, Cost $338)(3)(6)	676	—
Household Products†
Exide Technologies (Acquired 5/14/15, Cost $—)(3)(6)	162	221
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(6)	3,055	69,929
Metals and Mining — 0.1%
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(3)(6)	4,088	85,848
Oil, Gas and Consumable Fuels — 0.1%
Bonanza Creek Energy, Inc.(6)	2,979	61,576
Denbury Resources, Inc.(6)	14,404	24,631
Midstates Petroleum Co., Inc.(6)	47	353
Nine Point Energy (Acquired 6/19/17 - 4/4/18, Cost $12,544)(3)(6)	1,082	7,303
Riviera Resources Inc/Linn(6)	821	12,972
Roan Resources, Inc.(6)	821	6,880

Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $579)(3)(6)	13	617
Southcross Holdings GP, LLC, Class A (Acquired 5/10/16, Cost $360)(3)(6)	4	1,800
Southcross Holdings LP, Class A (Acquired 5/10/16, Cost $360)(3)(6)	4	1,800
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(3)(6)	960	960
		118,892
Software†
Avaya Holdings Corp.(6)	4,735	68,942
TOTAL COMMON STOCKS (Cost $405,918)		343,832
ESCROW INTERESTS(7)†
Banks†
Washington Mutual Bank, Escrow(6)	250,000	3,188
Energy Equipment and Services†
Hercules Offshore, Inc., Escrow(6)	3,570	9,817
Industrial Conglomerates†
Claire's Stores, Inc., Escrow(6)	25,000	3,813
Multi-Utilities†
Texas Competitive Electric Holdings Co., Escrow(6)	200,000	1,300
Oil, Gas and Consumable Fuels†
Denver Parent, Escrow(6)	63,341	—
Paper and Forest Products†
Appvion, Inc., Escrow(6)	200,000	2,750
TOTAL ESCROW INTERESTS (Cost $355,346)		20,868
WARRANTS†
Consumer Finance†
iPayment Holdings, Inc.(6)	44,936	11,459
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(6)	1,215	1,701
Industrial Conglomerates†
Jack Cooper Enterprises, Inc.(6)	20	—
Metals and Mining†
UC Holdings, Inc.(6)	600	5,400
Oil, Gas and Consumable Fuels†
Halcon Resources Corp.(6)	291	19
Midstates Petroleum Co., Inc.(6)	337	—
Sabine Oil & Gas Holdings, Inc.(6)	7	34
		53
Paper and Forest Products†
Appvion Holdings Corp.(6)	195	1
Appvion Holdings Corp.(6)	195	1
		2
TOTAL WARRANTS (Cost $5,596)		18,615
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(6) (Cost $—)	3,425	2,740

TEMPORARY CASH INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $7,759,733)	7,759,733	7,759,733
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $241,163,091)		224,592,959
OTHER ASSETS AND LIABILITIES — 1.2%		2,822,143
TOTAL NET ASSETS — 100.0%		$227,415,102

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $108,082,593, which represented 47.5% of total net assets.

(2)	The security's rate was paid in kind or a combination of cash and in kind at the last payment date.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $296,716 which represented 0.1% of total net assets.

(4)	The security's rate was paid in cash at the last payment date.

(5)	Security is in default.

(6)	Non-income producing.

(7)
Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	205,411,218	—
Bank Loan Obligations	—	6,378,192	—
Preferred Stocks	73,341	3,455,747	—
Convertible Bonds	—	1,128,673	—
Common Stocks	343,832	—	—
Escrow Interests	—	20,868	—
Warrants	1,720	16,895	—
Rights	—	2,740	—
Temporary Cash Investments	7,759,733	—	—
	8,178,626	216,414,333	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
December 31, 2018

High-Yield - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 86.3%
Aerospace and Defense — 1.3%
Arconic, Inc., 5.40%, 4/15/21	105,000	106,416
Arconic, Inc., 5.125%, 10/1/24	175,000	169,422
Bombardier, Inc., 8.75%, 12/1/21(1)	160,000	165,400
Bombardier, Inc., 5.75%, 3/15/22(1)	215,000	201,562
Bombardier, Inc., 6.00%, 10/15/22(1)	185,000	174,363
Bombardier, Inc., 7.50%, 3/15/25(1)	305,000	288,606
TransDigm, Inc., 6.00%, 7/15/22	160,000	156,600
TransDigm, Inc., 6.375%, 6/15/26	520,000	485,550
		1,747,919
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	180,000	179,100
Airlines — 0.6%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	275,000	274,656
United Continental Holdings, Inc., 5.00%, 2/1/24	555,000	541,125
		815,781
Auto Components — 0.9%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	139,000	137,957
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	540,000	531,225
Tenneco, Inc., 5.00%, 7/15/26	475,000	367,769
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	149,168
		1,186,119
Banks — 0.6%
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	800,000	724,729
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	130,000	131,857
		856,586
Chemicals — 2.2%
CF Industries, Inc., 3.45%, 6/1/23	413,000	385,639
Hexion, Inc., 6.625%, 4/15/20	405,000	324,000
Huntsman International LLC, 5.125%, 11/15/22	195,000	197,194
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	425,000	377,897
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	500,000	453,125
Olin Corp., 5.125%, 9/15/27	360,000	333,000
Platform Specialty Products Corp., 5.875%, 12/1/25(1)	370,000	347,800
Tronox Finance plc, 5.75%, 10/1/25(1)	680,000	553,350
		2,972,005
Commercial Services and Supplies — 1.6%
ADT Security Corp. (The), 6.25%, 10/15/21	355,000	361,656
Covanta Holding Corp., 5.875%, 3/1/24	606,000	571,155
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	355,000	340,800
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	430,000	444,512
RR Donnelley & Sons Co., 6.00%, 4/1/24	415,000	409,813
		2,127,936

Communications Equipment — 0.6%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	70,000	64,050
CommScope Technologies LLC, 5.00%, 3/15/27(1)	285,000	231,562
CommScope, Inc., 5.50%, 6/15/24(1)	238,000	218,663
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	305,000	308,016
		822,291
Construction Materials — 0.7%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	289,000	269,131
Standard Industries, Inc., 6.00%, 10/15/25(1)	375,000	361,069
USG Corp., 5.50%, 3/1/25(1)	280,000	283,150
		913,350
Consumer Finance — 1.4%
Ally Financial, Inc., 5.75%, 11/20/25	595,000	594,256
Ally Financial, Inc., 8.00%, 11/1/31	210,000	234,150
CIT Group, Inc., 5.00%, 8/1/23	250,000	245,625
Navient Corp., 5.00%, 10/26/20	60,000	57,600
Navient Corp., 5.50%, 1/25/23	705,000	619,519
Navient Corp., MTN, 6.125%, 3/25/24	140,000	120,750
		1,871,900
Containers and Packaging — 3.6%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(2)	780,000	703,950
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	415,000	384,132
Ball Corp., 5.00%, 3/15/22	205,000	206,537
Ball Corp., 4.00%, 11/15/23	90,000	87,750
Ball Corp., 5.25%, 7/1/25	250,000	250,000
Berry Global, Inc., 5.50%, 5/15/22	100,000	99,875
Berry Global, Inc., 5.125%, 7/15/23	330,000	327,624
BWAY Holding Co., 5.50%, 4/15/24(1)	480,000	453,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	645,000	631,294
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	241,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	109,159	109,296
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	390,000	371,962
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	535,000	510,591
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	433,950
		4,811,461
Diversified Financial Services — 1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	100,000	100,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	405,000	398,419
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	750,000	802,500
		1,300,919
Diversified Telecommunication Services — 5.1%
CenturyLink, Inc., 5.625%, 4/1/20	655,000	654,181
CenturyLink, Inc., 5.80%, 3/15/22	360,000	348,300
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	195,000	161,850
Frontier Communications Corp., 7.125%, 3/15/19	295,000	287,994
Frontier Communications Corp., 10.50%, 9/15/22	235,000	164,500
Frontier Communications Corp., 7.125%, 1/15/23	555,000	316,350
Frontier Communications Corp., 6.875%, 1/15/25	450,000	230,625
Frontier Communications Corp., 11.00%, 9/15/25	55,000	34,510

Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	441,600
Inmarsat Finance plc, 4.875%, 5/15/22(1)	175,000	165,587
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	560,000	564,368
Level 3 Financing, Inc., 5.375%, 8/15/22	345,000	339,128
Level 3 Financing, Inc., 5.375%, 5/1/25	185,000	173,900
Level 3 Financing, Inc., 5.25%, 3/15/26	850,000	779,875
Sprint Capital Corp., 6.875%, 11/15/28	280,000	265,300
Sprint Capital Corp., 8.75%, 3/15/32	280,000	296,100
Telecom Italia Capital SA, 6.375%, 11/15/33	750,000	680,722
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23(1)	110,000	44,825
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23	150,000	61,125
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)	317,000	283,715
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	315,000	299,644
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	380,000	340,100
		6,934,299
Energy Equipment and Services — 2.3%
Ensco plc, 8.00%, 1/31/24	488,000	403,820
Ensco plc, 5.20%, 3/15/25	145,000	97,150
Nabors Industries, Inc., 4.625%, 9/15/21	360,000	324,595
Noble Holding International Ltd., 7.75%, 1/15/24	675,000	513,844
Precision Drilling Corp., 5.25%, 11/15/24	375,000	313,125
Transocean, Inc., 9.00%, 7/15/23(1)	870,000	868,912
Weatherford International Ltd., 7.75%, 6/15/21	290,000	218,950
Weatherford International Ltd., 4.50%, 4/15/22	290,000	171,100
Weatherford International Ltd., 9.875%, 2/15/24	250,000	155,000
		3,066,496
Entertainment — 2.6%
AMC Entertainment Holdings, Inc., 5.875%, 2/15/22	140,000	136,325
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	140,000	123,725
Cablevision Systems Corp., 5.875%, 9/15/22	705,000	694,425
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	163,144
Netflix, Inc., 5.875%, 11/15/28(1)	500,000	488,465
Unitymedia GmbH, 6.125%, 1/15/25(1)	265,000	267,624
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	315,000	295,350
WMG Acquisition Corp., 5.625%, 4/15/22(1)	461,000	461,576
Ziggo Bond Co. BV, 5.875%, 1/15/25(1)	290,000	263,175
Ziggo BV, 5.50%, 1/15/27(1)	675,000	605,812
		3,499,621
Equity Real Estate Investment Trusts (REITs) — 2.2%
Equinix, Inc., 5.375%, 5/15/27	520,000	509,600
Iron Mountain, Inc., 5.75%, 8/15/24	395,000	376,238
Iron Mountain, Inc., 4.875%, 9/15/27(1)	500,000	438,750
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	472,031
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	280,000	279,300
SBA Communications Corp., 4.875%, 7/15/22	415,000	408,775
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	370,000	305,250
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	140,000	127,050
		2,916,994

Food and Staples Retailing — 1.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24	595,000	554,837
Horizon Pharma USA, Inc., 6.625%, 5/1/23	415,000	402,550
Rite Aid Corp., 6.125%, 4/1/23(1)	665,000	527,844
		1,485,231
Food Products — 2.1%
B&G Foods, Inc., 5.25%, 4/1/25	260,000	242,775
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	210,000	212,100
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	280,000	275,450
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	45,000	43,144
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	460,000	448,500
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	755,000	711,587
Post Holdings, Inc., 5.00%, 8/15/26(1)	935,000	855,525
		2,789,081
Gas Utilities — 2.4%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	245,000	259,088
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	85,000	84,788
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	450,000	426,510
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	140,000	135,450
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	428,950
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	135,000	132,300
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	810,000	698,625
NuStar Logistics LP, 4.75%, 2/1/22	155,000	147,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	471,000	437,441
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	461,000	434,492
		3,184,894
Health Care Equipment and Supplies — 0.3%
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	265,000	202,725
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	145,000	100,775
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	175,000	158,375
		461,875
Health Care Providers and Services — 5.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	100,000	96,000
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	290,000	276,225
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	270,000	251,775
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	180,000	82,800
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	575,000	524,716
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	85,000	62,475
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/30/23(1)	315,000	244,125
DaVita, Inc., 5.125%, 7/15/24	532,000	500,080
DaVita, Inc., 5.00%, 5/1/25	595,000	542,194
Encompass Health Corp., 5.75%, 11/1/24	275,000	273,281
Envision Healthcare Corp., 8.75%, 10/15/26(1)	300,000	260,250
HCA, Inc., 5.00%, 3/15/24	190,000	188,575
HCA, Inc., 5.375%, 2/1/25	695,000	679,362
HCA, Inc., 7.69%, 6/15/25	500,000	533,750
HCA, Inc., 4.50%, 2/15/27	480,000	454,800
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	375,000	359,284
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	300,000	304,875

Tenet Healthcare Corp., 8.125%, 4/1/22	470,000	472,938
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	735,150
Tenet Healthcare Corp., 5.125%, 5/1/25	500,000	467,500
		7,310,155
Hotels, Restaurants and Leisure — 6.0%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	500,000	461,250
Boyd Gaming Corp., 6.875%, 5/15/23	288,000	291,960
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	339,937
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	600,000	517,500
Eldorado Resorts, Inc., 7.00%, 8/1/23	600,000	618,000
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	576,450
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	510,000	483,225
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	455,000	432,250
International Game Technology plc, 6.50%, 2/15/25(1)	585,000	579,150
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	460,000	465,750
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	250,000	242,508
MGM Resorts International, 6.00%, 3/15/23	350,000	352,625
MGM Resorts International, 4.625%, 9/1/26	280,000	252,700
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	680,000	610,300
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	260,000	252,850
Scientific Games International, Inc., 6.25%, 9/1/20	445,000	429,425
Scientific Games International, Inc., 10.00%, 12/1/22	290,000	294,710
Station Casinos LLC, 5.00%, 10/1/25(1)	100,000	90,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	605,000	565,675
Yum! Brands, Inc., 3.75%, 11/1/21	200,000	196,000
		8,053,015
Household Durables — 3.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	15,000	14,025
Beazer Homes USA, Inc., 5.875%, 10/15/27	330,000	262,350
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	340,000	322,575
Century Communities, Inc., 6.875%, 5/15/22	235,000	229,713
Lennar Corp., 4.50%, 4/30/24	695,000	658,512
Meritage Homes Corp., 7.00%, 4/1/22	110,000	113,163
Meritage Homes Corp., 5.125%, 6/6/27	730,000	622,325
PulteGroup, Inc., 5.50%, 3/1/26	465,000	449,306
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	355,000	325,712
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	715,000	682,825
William Lyon Homes, Inc., 5.875%, 1/31/25	570,000	487,350
		4,167,856
Household Products — 0.5%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	365,000	330,325
Spectrum Brands, Inc., 5.75%, 7/15/25	325,000	310,278
		640,603
Independent Power and Renewable Electricity Producers — 1.0%
NRG Energy, Inc., 6.25%, 5/1/24	230,000	234,313
NRG Energy, Inc., 7.25%, 5/15/26	530,000	553,850
Vistra Energy Corp., 7.375%, 11/1/22	435,000	450,225
Vistra Energy Corp., 7.625%, 11/1/24	122,000	129,015
		1,367,403

Insurance — 1.0%
Genworth Holdings, Inc., 7.625%, 9/24/21	315,000	312,638
Genworth Holdings, Inc., VRN, 4.62%, (3-month LIBOR plus 2.00%), 11/15/66	175,000	97,125
Liberty Mutual Group, Inc., VRN, 5.69%, (3-month LIBOR plus 2.91%), 3/7/67(1)	670,000	624,775
Voya Financial, Inc., VRN, 5.65%, 5/15/53	350,000	329,805
		1,364,343
IT Services — 0.7%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	287,825
First Data Corp., 5.75%, 1/15/24(1)	410,000	401,939
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	140,000	127,400
IAC/InterActiveCorp, 4.75%, 12/15/22	130,000	125,450
		942,614
Life Sciences Tools and Services — 0.4%
IQVIA, Inc., 4.875%, 5/15/23(1)	75,000	73,875
IQVIA, Inc., 5.00%, 10/15/26(1)	485,000	464,994
		538,869
Marine — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	525,000	501,375
Media — 9.5%
Altice Financing SA, 6.625%, 2/15/23(1)	430,000	413,875
Altice Financing SA, 7.50%, 5/15/26(1)	505,000	462,075
Altice France SA, 7.375%, 5/1/26(1)	615,000	565,800
Altice Luxembourg SA, 7.625%, 2/15/25(1)	470,000	353,088
AMC Networks, Inc., 4.75%, 8/1/25	730,000	664,300
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	625,000	600,781
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	880,000	864,600
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	515,000	480,958
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	105,000	103,688
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	560,000	548,100
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	205,000	206,025
CSC Holdings LLC, 6.75%, 11/15/21	565,000	580,537
CSC Holdings LLC, 5.375%, 7/15/23(1)	460,000	450,073
CSC Holdings LLC, 6.625%, 10/15/25(1)	200,000	203,000
CSC Holdings LLC, 5.50%, 5/15/26(1)	245,000	231,525
CSC Holdings LLC, 5.50%, 4/15/27(1)	485,000	452,262
DISH DBS Corp., 5.125%, 5/1/20	200,000	198,000
DISH DBS Corp., 5.00%, 3/15/23	435,000	363,769
DISH DBS Corp., 5.875%, 11/15/24	630,000	509,512
Gray Television, Inc., 5.125%, 10/15/24(1)	475,000	439,137
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	425,334
Lamar Media Corp., 5.00%, 5/1/23	290,000	290,000
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	635,000	595,312
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	485,000	455,900
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	315,000	303,188
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	350,000	332,938
TEGNA, Inc., 5.125%, 7/15/20	80,000	80,018
TEGNA, Inc., 5.50%, 9/15/24(1)	415,000	403,588
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	330,000
Videotron Ltd., 5.00%, 7/15/22	280,000	279,650

Virgin Media Finance plc, 5.75%, 1/15/25(1)	640,000	604,019
		12,791,052
Metals and Mining — 4.4%
AK Steel Corp., 7.00%, 3/15/27	755,000	592,675
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	410,000	418,200
Allegheny Technologies, Inc., 5.95%, 1/15/21	715,000	704,275
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	830,000	749,075
Constellium NV, 6.625%, 3/1/25(1)	835,000	776,550
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	305,000	284,031
Freeport-McMoRan, Inc., 3.55%, 3/1/22	375,000	355,781
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	519,087
Novelis Corp., 5.875%, 9/30/26(1)	780,000	692,250
Steel Dynamics, Inc., 5.00%, 12/15/26	360,000	342,000
Teck Resources Ltd., 6.25%, 7/15/41	465,000	442,913
United States Steel Corp., 6.875%, 8/15/25	100,000	92,000
		5,968,837
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 5.00%, 7/1/19	131,000	130,673
Multi-Utilities — 1.0%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	605,000	538,450
Calpine Corp., 5.375%, 1/15/23	645,000	606,300
Talen Energy Supply LLC, 6.50%, 6/1/25	390,000	278,850
		1,423,600
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20	2,000	1,530
Oil, Gas and Consumable Fuels — 8.9%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	375,000	234,375
Antero Resources Corp., 5.125%, 12/1/22	255,000	240,656
Antero Resources Corp., 5.625%, 6/1/23	155,000	147,831
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	235,000	196,813
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	235,000	218,550
Chesapeake Energy Corp., 8.00%, 1/15/25	605,000	536,937
CNX Resources Corp., 5.875%, 4/15/22	658,000	633,325
Denbury Resources, Inc., 9.00%, 5/15/21(1)	255,000	239,700
Denbury Resources, Inc., 4.625%, 7/15/23	220,000	131,450
Diamondback Energy, Inc., 4.75%, 11/1/24	385,000	373,450
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)	310,000	139,500
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	530,000	397,500
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	70,000	29,225
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	80,000	66,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	90,000	73,800
Gulfport Energy Corp., 6.00%, 10/15/24	105,000	93,450
Gulfport Energy Corp., 6.375%, 5/15/25	840,000	746,550
Halcon Resources Corp., 6.75%, 2/15/25	680,000	499,800
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	240,000	214,800
Laredo Petroleum, Inc., 6.25%, 3/15/23	285,000	257,213
MEG Energy Corp., 7.00%, 3/31/24(1)	135,000	129,600
MEG Energy Corp., 6.50%, 1/15/25(1)	355,000	361,656
Murphy Oil Corp., 4.45%, 12/1/22	360,000	339,829

Newfield Exploration Co., 5.75%, 1/30/22	180,000	182,250
Oasis Petroleum, Inc., 6.875%, 3/15/22	500,000	472,500
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(1)	580,000	536,500
QEP Resources, Inc., 5.375%, 10/1/22	565,000	516,269
Range Resources Corp., 5.75%, 6/1/21	180,000	175,050
Range Resources Corp., 5.00%, 8/15/22	415,000	372,981
Sanchez Energy Corp., 6.125%, 1/15/23	335,000	61,975
SM Energy Co., 5.00%, 1/15/24	365,000	319,375
Southwestern Energy Co., 6.20%, 1/23/25	555,000	498,806
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	185,000	172,975
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	550,000	506,000
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	850,000	807,500
Whiting Petroleum Corp., 5.75%, 3/15/21	510,000	487,050
WPX Energy, Inc., 6.00%, 1/15/22	415,000	405,663
WPX Energy, Inc., 8.25%, 8/1/23	235,000	246,750
		12,063,654
Personal Products — 0.2%
Avon Products, Inc., 7.00%, 3/15/23	280,000	238,700
Pharmaceuticals — 2.4%
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	250,000	246,406
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	570,000	521,801
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	700,000	612,500
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	800,000	749,000
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	465,000	356,887
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	345,000	263,925
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	720,000	550,698
		3,301,217
Professional Services — 0.1%
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	230,000	188,888
Road and Rail — 0.3%
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	460,000	446,775
Semiconductors and Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.00%, 7/1/24	181,000	186,430
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	455,000	437,938
Sensata Technologies BV, 5.00%, 10/1/25(1)	138,000	130,410
		754,778
Software — 0.7%
Infor US, Inc., 6.50%, 5/15/22	513,000	498,072
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	520,000	406,900
		904,972
Specialty Retail — 2.6%
Herc Rentals, Inc., 7.50%, 6/1/22(1)	245,000	257,250
Hertz Corp. (The), 5.875%, 10/15/20	125,000	121,719
Hertz Corp. (The), 7.375%, 1/15/21	230,000	224,537
Hertz Corp. (The), 6.25%, 10/15/22	235,000	200,338
L Brands, Inc., 5.625%, 2/15/22	525,000	525,000
Party City Holdings, Inc., 6.125%, 8/15/23(1)	180,000	177,300
PetSmart, Inc., 7.125%, 3/15/23(1)	380,000	223,250
PetSmart, Inc., 5.875%, 6/1/25(1)	180,000	130,950

Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	280,000	270,550
Sonic Automotive, Inc., 5.00%, 5/15/23	235,000	214,437
United Rentals North America, Inc., 5.75%, 11/15/24	500,000	483,125
United Rentals North America, Inc., 5.50%, 7/15/25	170,000	160,650
United Rentals North America, Inc., 5.50%, 5/15/27	555,000	516,150
		3,505,256
Technology Hardware, Storage and Peripherals — 0.9%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	265,000	265,367
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	335,000	341,120
NCR Corp., 5.00%, 7/15/22	380,000	360,050
Western Digital Corp., 4.75%, 2/15/26	340,000	296,225
		1,262,762
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	447,688
Trading Companies and Distributors — 0.2%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	370,000	326,525
Wireless Telecommunication Services — 2.9%
Sprint Communications, Inc., 6.00%, 11/15/22	485,000	477,158
Sprint Corp., 7.25%, 9/15/21	585,000	600,210
Sprint Corp., 7.875%, 9/15/23	380,000	390,925
Sprint Corp., 7.125%, 6/15/24	550,000	546,458
Sprint Corp., 7.625%, 2/15/25	280,000	280,700
T-Mobile USA, Inc., 6.00%, 3/1/23	350,000	352,600
T-Mobile USA, Inc., 6.375%, 3/1/25	355,000	360,311
T-Mobile USA, Inc., 6.50%, 1/15/26	445,000	455,012
T-Mobile USA, Inc., 4.75%, 2/1/28	500,000	454,375
		3,917,749
TOTAL CORPORATE BONDS (Cost $125,878,270)		116,504,747
BANK LOAN OBLIGATIONS(3) — 2.3%
Aerospace and Defense — 0.4%
TransDigm, Inc., 2018 Term Loan F, 5.02%, (1-month LIBOR plus 2.50%), 6/9/23	498,744	471,936
Diversified Telecommunication Services — 0.6%
CenturyLink, Inc., 2017 Term Loan B, 5.27%, (1-month LIBOR plus 2.75%), 1/31/25	377,342	353,381
Level 3 Financing Inc., 2017 Term Loan B, 4.75%, (1-month LIBOR plus 2.25%), 2/22/24	200,000	190,583
Zayo Group, LLC, 2017 Incremental Term Loan, 4.77%, (1-month LIBOR plus 2.25%), 1/19/24	300,000	288,215
		832,179
Health Care Providers and Services — 0.4%
HCA Inc., 2018 Term Loan B10, 4.52%, (1-month LIBOR plus 2.00%), 3/13/25	496,250	487,831
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.77%, (1-month LIBOR plus 2.25%), 2/16/24	156,246	149,149
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.77%, (1-month LIBOR plus 2.25%), 2/16/24	192,717	183,964
		333,113
Pharmaceuticals — 0.7%
Catalent Pharma Solutions Inc., USD Term Loan B, 4.77%, (1-month LIBOR plus 2.25%), 5/20/24	549,602	535,587
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.38%, (1-month LIBOR plus 3.00%), 6/2/25	481,250	460,999
		996,586
TOTAL BANK LOAN OBLIGATIONS (Cost $3,261,982)		3,121,645

EXCHANGE-TRADED FUNDS — 0.5%
iShares iBoxx High Yield Corporate Bond ETF (Cost $704,275)	8,500	689,350
ASSET-BACKED SECURITIES — 0.3%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	229,339	238,787
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	215,179	222,007
TOTAL ASSET-BACKED SECURITIES (Cost $447,139)		460,794
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $280,000)	280,000	254,033
TEMPORARY CASH INVESTMENTS — 8.9%
Credit Agricole SA, 2.42%, 1/2/19(4)	1,390,000	1,389,817
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $9,292,948), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $9,113,161)		9,111,921
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,555,149), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $1,520,106)		1,520,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,180	1,180
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,023,009)		12,022,918
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $142,594,675)		133,053,487
OTHER ASSETS AND LIABILITIES — 1.5%		2,021,566
TOTAL NET ASSETS — 100.0%		$135,075,053

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 31	Sell	5.00%	12/20/23	$4,000,000	$165,895	$(78,025)	$87,870

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $47,492,235, which represented 35.2% of total net assets.

(2)	The security's rate was paid in cash at the last payment date.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	116,504,747	—
Bank Loan Obligations	—	3,121,645	—
Exchange-Traded Funds	689,350	—	—
Asset-Backed Securities	—	460,794	—
Sovereign Governments and Agencies	—	254,033	—
Temporary Cash Investments	1,180	12,021,738	—
	690,530	132,362,957	—
Other Financial Instruments
Swap Agreements	—	87,870	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
December 31, 2018

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 33.1%
Aerospace and Defense — 0.1%
United Technologies Corp., 6.05%, 6/1/36	730,000	834,154
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,564,927
		2,399,081
Air Freight and Logistics — 0.1%
FedEx Corp., 4.40%, 1/15/47	1,780,000	1,607,390
FedEx Corp., 4.05%, 2/15/48	710,000	597,927
		2,205,317
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,036,000	1,031,488
Automobiles — 1.0%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	5,110,000	5,026,049
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,150,000	1,194,071
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	4,280,000	4,391,871
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,200,000	1,107,863
General Motors Co., 4.20%, 10/1/27	1,500,000	1,355,142
General Motors Co., 5.15%, 4/1/38	1,900,000	1,629,520
General Motors Financial Co., Inc., 3.15%, 1/15/20	3,050,000	3,032,134
General Motors Financial Co., Inc., 3.20%, 7/6/21	3,110,000	3,039,555
General Motors Financial Co., Inc., 5.25%, 3/1/26	3,080,000	3,019,041
		23,795,246
Banks — 6.3%
Banco Santander SA, 3.50%, 4/11/22	2,600,000	2,553,318
Bank of America Corp., 4.10%, 7/24/23	4,160,000	4,218,784
Bank of America Corp., MTN, 4.20%, 8/26/24	4,320,000	4,287,455
Bank of America Corp., MTN, 4.00%, 1/22/25	3,140,000	3,062,527
Bank of America Corp., MTN, 5.00%, 1/21/44	830,000	861,899
Bank of America Corp., MTN, VRN, 2.37%, 7/21/21	3,070,000	3,015,666
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	4,310,000	4,226,825
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	3,020,000	2,934,281
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	1,230,000	1,186,504
Bank of America Corp., VRN, 3.00%, 12/20/23	3,664,000	3,559,189
Bank of America N.A., 6.00%, 10/15/36	650,000	752,096
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,550,000	1,544,971
Barclays Bank plc, 5.14%, 10/14/20	2,290,000	2,315,339
Barclays plc, 4.375%, 1/12/26	1,500,000	1,427,897
Barclays plc, 4.95%, 1/10/47	1,100,000	976,764
BNP Paribas SA, 4.375%, 9/28/25(1)	1,550,000	1,508,941
BPCE SA, 3.00%, 5/22/22(1)	2,060,000	1,991,734
BPCE SA, 5.15%, 7/21/24(1)	1,870,000	1,879,859
BPCE SA, 3.50%, 10/23/27(1)	1,000,000	913,707
Citigroup, Inc., 2.55%, 4/8/19	1,250,000	1,248,293
Citigroup, Inc., 2.90%, 12/8/21	4,000,000	3,937,865
Citigroup, Inc., 2.75%, 4/25/22	4,320,000	4,191,745

Citigroup, Inc., 4.05%, 7/30/22	1,400,000	1,407,455
Citigroup, Inc., 3.20%, 10/21/26	1,200,000	1,109,327
Citigroup, Inc., 4.45%, 9/29/27	9,040,000	8,726,086
Citigroup, Inc., VRN, 3.52%, 10/27/28	4,050,000	3,786,231
Commerzbank AG, 8.125%, 9/19/23(1)	690,000	757,633
Cooperatieve Rabobank UA, 3.95%, 11/9/22	3,180,000	3,172,263
Discover Bank, 3.35%, 2/6/23	1,850,000	1,802,314
Discover Bank, 3.45%, 7/27/26	3,730,000	3,427,730
Fifth Third BanCorp., 4.30%, 1/16/24	750,000	759,321
Fifth Third Bank, 2.875%, 10/1/21	1,830,000	1,809,614
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	467,140
HSBC Holdings plc, 2.95%, 5/25/21	4,917,000	4,849,331
HSBC Holdings plc, 4.30%, 3/8/26	3,420,000	3,378,254
HSBC Holdings plc, 4.375%, 11/23/26	3,100,000	3,007,658
HSBC Holdings plc, VRN, 3.26%, 3/13/23	1,520,000	1,488,162
Huntington Bancshares, Inc., 2.30%, 1/14/22	2,380,000	2,299,509
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)	1,200,000	1,110,388
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	770,000	697,551
JPMorgan Chase & Co., 2.25%, 1/23/20	4,860,000	4,811,797
JPMorgan Chase & Co., 2.55%, 3/1/21	2,850,000	2,810,572
JPMorgan Chase & Co., 4.625%, 5/10/21	4,680,000	4,817,738
JPMorgan Chase & Co., 3.25%, 9/23/22	3,880,000	3,850,997
JPMorgan Chase & Co., 3.875%, 9/10/24	1,370,000	1,351,627
JPMorgan Chase & Co., 3.125%, 1/23/25	2,750,000	2,623,198
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	1,600,000	1,528,093
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	1,400,000	1,278,003
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	2,050,000	1,821,655
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	1,800,000	1,584,941
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	1,820,000	1,853,559
Regions Financial Corp., 2.75%, 8/14/22	2,370,000	2,288,355
Royal Bank of Canada, 2.15%, 10/26/20	2,590,000	2,549,780
SunTrust Bank, 3.30%, 5/15/26	1,950,000	1,850,610
Synchrony Bank, 3.00%, 6/15/22	1,400,000	1,309,189
US Bancorp, MTN, 3.60%, 9/11/24	1,910,000	1,902,133
Wells Fargo & Co., 3.07%, 1/24/23	1,860,000	1,812,575
Wells Fargo & Co., 4.125%, 8/15/23	760,000	765,238
Wells Fargo & Co., 3.00%, 4/22/26	1,000,000	933,212
Wells Fargo & Co., 5.61%, 1/15/44	366,000	397,226
Wells Fargo & Co., MTN, 2.60%, 7/22/20	6,920,000	6,853,348
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,700,000	2,640,437
Wells Fargo & Co., MTN, 4.65%, 11/4/44	1,555,000	1,468,987
Wells Fargo & Co., MTN, 4.75%, 12/7/46	640,000	618,453
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28	1,100,000	1,057,807
		151,431,156
Beverages — 0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26(1)	6,300,000	5,960,493
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(1)	3,860,000	3,592,050
Constellation Brands, Inc., 2.00%, 11/7/19	1,640,000	1,620,160

Constellation Brands, Inc., 4.75%, 12/1/25	2,100,000	2,148,815
		13,321,518
Biotechnology — 1.7%
AbbVie, Inc., 2.50%, 5/14/20	3,630,000	3,596,222
AbbVie, Inc., 2.90%, 11/6/22	3,240,000	3,155,281
AbbVie, Inc., 3.60%, 5/14/25	3,110,000	2,988,561
AbbVie, Inc., 4.40%, 11/6/42	1,790,000	1,588,070
AbbVie, Inc., 4.70%, 5/14/45	800,000	731,098
Amgen, Inc., 2.20%, 5/22/19	4,600,000	4,582,694
Amgen, Inc., 2.65%, 5/11/22	4,880,000	4,771,724
Amgen, Inc., 4.66%, 6/15/51	2,183,000	2,068,097
Celgene Corp., 3.25%, 8/15/22	2,490,000	2,446,580
Celgene Corp., 3.625%, 5/15/24	850,000	829,952
Celgene Corp., 3.875%, 8/15/25	3,650,000	3,520,361
Celgene Corp., 3.45%, 11/15/27	650,000	592,949
Celgene Corp., 5.00%, 8/15/45	870,000	808,336
Gilead Sciences, Inc., 1.85%, 9/20/19	2,020,000	2,002,182
Gilead Sciences, Inc., 4.40%, 12/1/21	1,490,000	1,538,187
Gilead Sciences, Inc., 3.65%, 3/1/26	6,030,000	5,919,031
Gilead Sciences, Inc., 4.15%, 3/1/47	1,000,000	924,663
		42,063,988
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	1,860,000	1,866,647
Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	5,480,000	5,425,589
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	4,590,000	4,807,702
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	2,540,000	2,410,648
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	6,500,000	6,012,982
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	910,000	869,589
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	1,450,000	1,408,756
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/25	2,000,000	1,876,047
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	1,860,000	1,739,591
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,040,000	1,754,226
		26,305,130
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22	1,350,000	1,334,812
Dow Chemical Co. (The), 4.375%, 11/15/42	1,316,000	1,160,354
LyondellBasell Industries NV, 5.00%, 4/15/19	892,000	892,988
Westlake Chemical Corp., 4.375%, 11/15/47	1,885,000	1,587,741
		4,975,895
Commercial Services and Supplies — 0.1%
Aramark Services, Inc., 5.00%, 4/1/25(1)	1,045,000	1,024,100
Republic Services, Inc., 3.55%, 6/1/22	1,910,000	1,919,295
		2,943,395
Construction Materials†
Owens Corning, 4.20%, 12/15/22	1,060,000	1,053,343
Consumer Finance — 1.1%
Ally Financial, Inc., 3.50%, 1/27/19	1,080,000	1,079,865
Ally Financial, Inc., 4.625%, 3/30/25	1,420,000	1,380,950

American Express Credit Corp., MTN, 2.20%, 3/3/20	4,500,000	4,452,046
Capital One Bank USA N.A., 2.30%, 6/5/19	2,390,000	2,382,165
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,526,958
Capital One Financial Corp., 3.75%, 7/28/26	3,515,000	3,226,355
CIT Group, Inc., 5.00%, 8/15/22	3,340,000	3,302,425
PNC Bank N.A., 3.80%, 7/25/23	1,150,000	1,154,694
PNC Bank N.A., MTN, 2.30%, 6/1/20	4,640,000	4,577,787
Synchrony Financial, 2.60%, 1/15/19	2,280,000	2,279,242
Synchrony Financial, 3.00%, 8/15/19	500,000	496,781
		25,859,268
Containers and Packaging — 0.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	3,370,000	3,218,350
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	2,490,000	2,437,088
International Paper Co., 4.40%, 8/15/47	1,650,000	1,394,837
		7,050,275
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	670,000	638,406
Catholic Health Initiatives, 2.95%, 11/1/22	860,000	841,824
George Washington University (The), 3.55%, 9/15/46	960,000	870,951
		2,351,181
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., 4.50%, 2/11/43	815,000	849,816
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	4,550,000	4,506,681
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	2,550,000	2,542,129
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,300,000	1,255,091
Morgan Stanley, 2.75%, 5/19/22	800,000	778,640
Morgan Stanley, 5.00%, 11/24/25	2,370,000	2,421,210
Morgan Stanley, MTN, 5.625%, 9/23/19	8,010,000	8,130,108
Morgan Stanley, MTN, 3.70%, 10/23/24	2,450,000	2,410,988
Morgan Stanley, MTN, 4.00%, 7/23/25	6,830,000	6,746,918
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	2,550,000	2,443,989
Morgan Stanley, VRN, 3.97%, 7/22/38	920,000	841,978
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	4,800,000	4,683,653
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)	950,000	944,747
		38,555,948
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 2.30%, 3/11/19	3,820,000	3,813,381
AT&T, Inc., 5.00%, 3/1/21	2,000,000	2,068,994
AT&T, Inc., 3.875%, 8/15/21	2,780,000	2,809,296
AT&T, Inc., 3.40%, 5/15/25	9,410,000	8,858,000
AT&T, Inc., 4.10%, 2/15/28	1,300,000	1,252,885
AT&T, Inc., 5.25%, 3/1/37	1,100,000	1,084,472
AT&T, Inc., 4.75%, 5/15/46	800,000	714,599
AT&T, Inc., 5.15%, 11/15/46	301,000	281,067
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	1,380,000	1,304,501
Orange SA, 4.125%, 9/14/21	722,000	736,854
Telefonica Emisiones SA, 5.46%, 2/16/21	1,590,000	1,648,563
Verizon Communications, Inc., 3.50%, 11/1/24	1,920,000	1,900,802
Verizon Communications, Inc., 2.625%, 8/15/26	2,250,000	2,044,463

Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	1,821,485
Verizon Communications, Inc., 5.01%, 8/21/54	3,070,000	2,987,701
		33,327,063
Electric Utilities — 0.6%
AEP Transmission Co. LLC, 3.75%, 12/1/47	970,000	893,173
American Electric Power Co., Inc., 3.20%, 11/13/27	1,050,000	998,425
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,254,074
Duke Energy Corp., 2.65%, 9/1/26	1,540,000	1,405,156
Exelon Corp., 5.15%, 12/1/20	1,276,000	1,304,441
Exelon Corp., 4.45%, 4/15/46	1,300,000	1,242,853
FirstEnergy Corp., 4.25%, 3/15/23	1,260,000	1,281,246
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	1,140,000	1,155,675
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	1,600,000	1,486,000
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	1,520,000	1,358,500
Xcel Energy, Inc., 3.35%, 12/1/26	1,000,000	972,388
		13,351,931
Energy Equipment and Services — 0.2%
Halliburton Co., 3.80%, 11/15/25	2,260,000	2,195,024
Halliburton Co., 4.85%, 11/15/35	1,940,000	1,912,182
		4,107,206
Entertainment — 0.4%
21st Century Fox America, Inc., 6.90%, 8/15/39	1,370,000	1,807,932
21st Century Fox America, Inc., 4.75%, 9/15/44	720,000	770,632
Activision Blizzard, Inc., 2.30%, 9/15/21	1,780,000	1,734,578
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,227,102
Viacom, Inc., 4.25%, 9/1/23	1,840,000	1,834,623
Viacom, Inc., 4.375%, 3/15/43	1,500,000	1,194,619
		8,569,486
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 3.375%, 10/15/26	2,923,000	2,725,323
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	625,000	593,814
Boston Properties LP, 3.65%, 2/1/26	2,410,000	2,337,098
Crown Castle International Corp., 5.25%, 1/15/23	2,474,000	2,571,247
Essex Portfolio LP, 3.625%, 8/15/22	710,000	709,856
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,194,822
Hospitality Properties Trust, 4.65%, 3/15/24	1,480,000	1,477,191
Hudson Pacific Properties LP, 3.95%, 11/1/27	1,710,000	1,593,295
Kilroy Realty LP, 3.80%, 1/15/23	1,670,000	1,664,407
Kimco Realty Corp., 2.80%, 10/1/26	2,130,000	1,920,124
Ventas Realty LP, 4.125%, 1/15/26	720,000	715,436
VEREIT Operating Partnership LP, 4.125%, 6/1/21	2,310,000	2,332,369
Welltower, Inc., 3.75%, 3/15/23	2,030,000	2,028,158
		21,863,140
Food and Staples Retailing — 0.2%
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,599,944
Kroger Co. (The), 3.875%, 10/15/46	1,390,000	1,136,608
Walmart, Inc., 4.05%, 6/29/48	2,020,000	2,020,904
		5,757,456

Food Products — 0.1%
Kraft Heinz Foods Co., 5.20%, 7/15/45	980,000	899,683
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	2,630,000	2,564,250
		3,463,933
Gas Utilities — 1.5%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	1,900,000	1,936,426
Enbridge, Inc., 4.00%, 10/1/23	1,600,000	1,609,536
Energy Transfer Operating LP, 4.15%, 10/1/20	1,220,000	1,227,625
Energy Transfer Operating LP, 4.90%, 3/15/35	1,600,000	1,438,275
Energy Transfer Operating LP, 6.50%, 2/1/42	420,000	420,900
Energy Transfer Operating LP, 6.00%, 6/15/48	1,060,000	1,036,992
Enterprise Products Operating LLC, 5.20%, 9/1/20	4,180,000	4,309,550
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,550,000	3,458,879
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	975,908
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,729,000	2,921,528
Magellan Midstream Partners LP, 6.55%, 7/15/19	1,140,000	1,156,997
ONEOK, Inc., 4.00%, 7/13/27	1,900,000	1,816,377
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	2,240,000	2,200,714
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	5,920,000	6,157,794
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,970,000	2,874,541
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	2,650,000	2,435,551
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	1,500,000	1,361,250
		37,338,843
Health Care Equipment and Supplies — 0.6%
Abbott Laboratories, 3.75%, 11/30/26	1,924,000	1,904,368
Becton Dickinson and Co., 3.73%, 12/15/24	4,360,000	4,216,953
Medtronic, Inc., 3.50%, 3/15/25	3,615,000	3,605,265
Medtronic, Inc., 4.375%, 3/15/35	1,580,000	1,622,147
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	984,471
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	1,720,000	1,590,830
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	590,000	653,495
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	1,000,000	990,626
		15,568,155
Health Care Providers and Services — 1.5%
Anthem, Inc., 3.65%, 12/1/27	1,400,000	1,340,892
Anthem, Inc., 4.65%, 1/15/43	1,810,000	1,772,674
Cardinal Health, Inc., 1.95%, 6/14/19	4,640,000	4,616,637
CVS Health Corp., 3.50%, 7/20/22	2,820,000	2,802,827
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,295,551
CVS Health Corp., 4.30%, 3/25/28	4,850,000	4,758,002
CVS Health Corp., 4.78%, 3/25/38	1,510,000	1,453,015
CVS Health Corp., 5.05%, 3/25/48	1,700,000	1,661,863
Duke University Health System, Inc., 3.92%, 6/1/47	2,150,000	2,105,142
HCA, Inc., 4.25%, 10/15/19	1,000,000	999,375
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	895,000	867,746
Kaiser Foundation Hospitals, 4.15%, 5/1/47	840,000	832,159
Northwell Healthcare, Inc., 4.26%, 11/1/47	1,090,000	1,039,077
Stanford Health Care, 3.80%, 11/15/48	885,000	849,632
Tenet Healthcare Corp., 4.625%, 7/15/24	1,459,000	1,362,341

UnitedHealth Group, Inc., 2.875%, 12/15/21	1,480,000	1,475,769
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,950,000	1,935,284
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,640,000	2,675,899
UnitedHealth Group, Inc., 4.75%, 7/15/45	1,450,000	1,539,728
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,850,000	1,845,375
		37,228,988
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.375%, 5/26/25	2,070,000	2,027,385
McDonald's Corp., MTN, 4.70%, 12/9/35	1,070,000	1,078,867
		3,106,252
Household Durables — 0.3%
D.R. Horton, Inc., 2.55%, 12/1/20	1,260,000	1,229,996
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	684,004
Lennar Corp., 4.75%, 4/1/21	1,880,000	1,868,250
Lennar Corp., 4.75%, 11/29/27	1,130,000	1,024,063
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	729,900
Toll Brothers Finance Corp., 4.35%, 2/15/28	1,940,000	1,668,400
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	855,000	850,725
		8,055,338
Insurance — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	3,290,000	3,290,061
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	3,700,000	3,760,409
American International Group, Inc., 4.125%, 2/15/24	4,170,000	4,191,576
American International Group, Inc., 4.50%, 7/16/44	1,400,000	1,254,590
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,580,000	2,575,186
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	2,000,000	1,995,092
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,770,000	1,732,737
Chubb INA Holdings, Inc., 3.35%, 5/3/26	155,000	151,847
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,380,000	1,570,002
International Lease Finance Corp., 5.875%, 8/15/22	860,000	901,500
Markel Corp., 4.90%, 7/1/22	1,400,000	1,446,404
Markel Corp., 3.50%, 11/1/27	1,200,000	1,135,171
MetLife, Inc., 4.125%, 8/13/42	450,000	422,119
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	1,790,000	1,763,094
Prudential Financial, Inc., 3.94%, 12/7/49	3,289,000	2,957,276
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	193,035
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,061,223
WR Berkley Corp., 4.625%, 3/15/22	1,100,000	1,131,416
		32,532,738
Internet and Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	2,000,000	1,989,379
Alibaba Group Holding Ltd., 3.60%, 11/28/24	3,500,000	3,426,111
eBay, Inc., 2.15%, 6/5/20	1,390,000	1,372,662
		6,788,152
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,780,000	3,485,115
Life Sciences Tools and Services — 0.1%
IQVIA, Inc., 5.00%, 10/15/26(1)	1,850,000	1,773,688

Media — 1.3%
CBS Corp., 4.85%, 7/1/42	360,000	331,887
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,480,000	1,365,300
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	5,940,000	5,911,993
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	2,250,000	2,112,144
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	1,140,000	1,180,348
Comcast Corp., 6.40%, 5/15/38	790,000	929,367
Comcast Corp., 4.75%, 3/1/44	2,150,000	2,160,963
Comcast Corp., 4.70%, 10/15/48	3,930,000	4,008,287
Discovery Communications LLC, 5.625%, 8/15/19	392,000	397,176
Discovery Communications LLC, 3.95%, 3/20/28	2,840,000	2,639,904
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,300,000	1,312,007
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,920,422
Time Warner Cable LLC, 5.50%, 9/1/41	520,000	461,516
Time Warner Cable LLC, 4.50%, 9/15/42	840,000	678,330
Warner Media LLC, 4.70%, 1/15/21	1,600,000	1,641,427
Warner Media LLC, 2.95%, 7/15/26	2,650,000	2,374,334
Warner Media LLC, 3.80%, 2/15/27	1,200,000	1,128,502
Warner Media LLC, 5.35%, 12/15/43	1,070,000	1,036,073
		31,589,980
Metals and Mining — 0.1%
Steel Dynamics, Inc., 4.125%, 9/15/25	2,590,000	2,392,513
Steel Dynamics, Inc., 5.00%, 12/15/26	900,000	855,000
		3,247,513
Multi-Utilities — 1.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,530,000	1,453,500
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,550,000	1,538,832
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	1,460,000	1,315,696
CenterPoint Energy, Inc., 4.25%, 11/1/28	1,480,000	1,503,613
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	823,855
Dominion Energy, Inc., 2.75%, 9/15/22	540,000	520,312
Dominion Energy, Inc., 4.90%, 8/1/41	2,210,000	2,201,494
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	580,615
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,323,799
Duke Energy Progress LLC, 3.25%, 8/15/25	1,000,000	974,396
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	487,982
Duke Energy Progress LLC, 3.70%, 10/15/46	515,000	467,034
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,268,072
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	402,989
Florida Power & Light Co., 4.125%, 2/1/42	930,000	941,052
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,171,470
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	2,210,000	2,113,807
NiSource, Inc., 5.65%, 2/1/45	1,310,000	1,432,969
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,018,640
Sempra Energy, 2.875%, 10/1/22	1,220,000	1,177,572
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,565,584
Sempra Energy, 3.80%, 2/1/38	800,000	689,794
Sempra Energy, 4.00%, 2/1/48	1,000,000	863,015
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	970,000	853,707

Southern Power Co., 5.15%, 9/15/41	590,000	589,086
Southwestern Public Service Co., 3.70%, 8/15/47	930,000	855,818
Virginia Electric & Power Co., 3.45%, 2/15/24	1,110,000	1,110,390
		30,245,093
Oil, Gas and Consumable Fuels — 3.1%
Anadarko Petroleum Corp., 5.55%, 3/15/26	1,490,000	1,563,486
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	899,673
Antero Resources Corp., 5.00%, 3/1/25	2,200,000	2,002,000
Apache Corp., 4.75%, 4/15/43	490,000	422,107
BP Capital Markets America, Inc., 4.50%, 10/1/20	360,000	368,615
Cimarex Energy Co., 4.375%, 6/1/24	2,600,000	2,588,423
CNOOC Finance Ltd., 4.25%, 1/26/21	5,000,000	5,074,850
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,045,931
Concho Resources, Inc., 4.375%, 1/15/25	2,310,000	2,285,525
Concho Resources, Inc., 4.875%, 10/1/47	1,520,000	1,452,758
Continental Resources, Inc., 4.375%, 1/15/28	3,920,000	3,696,651
Ecopetrol SA, 5.875%, 5/28/45	690,000	653,113
Encana Corp., 6.50%, 2/1/38	2,280,000	2,481,356
Energy Transfer LP, 7.50%, 10/15/20	1,090,000	1,136,325
Energy Transfer LP, 4.25%, 3/15/23	2,400,000	2,316,000
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,461,632
Equinor ASA, 2.45%, 1/17/23	1,550,000	1,506,787
Hess Corp., 4.30%, 4/1/27	1,640,000	1,504,561
Hess Corp., 6.00%, 1/15/40	2,220,000	2,042,772
Kinder Morgan, Inc., 5.55%, 6/1/45	1,600,000	1,591,972
Marathon Oil Corp., 3.85%, 6/1/25	1,790,000	1,682,301
MPLX LP, 4.875%, 6/1/25	3,280,000	3,311,583
MPLX LP, 4.50%, 4/15/38	1,080,000	947,141
MPLX LP, 5.20%, 3/1/47	1,270,000	1,174,643
Newfield Exploration Co., 5.75%, 1/30/22	2,130,000	2,156,625
Newfield Exploration Co., 5.375%, 1/1/26	1,620,000	1,591,650
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,091,202
Petroleos Mexicanos, 6.00%, 3/5/20	306,000	311,967
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	849,120
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	117,975
Petroleos Mexicanos, 4.625%, 9/21/23	4,500,000	4,234,500
Petroleos Mexicanos, 6.50%, 3/13/27	2,500,000	2,356,250
Petroleos Mexicanos, 6.625%, 6/15/35	850,000	746,300
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	265,760
Petroleos Mexicanos, 6.35%, 2/12/48	800,000	641,216
Petronas Capital Ltd., 5.25%, 8/12/19	3,200,000	3,241,661
Phillips 66, 4.30%, 4/1/22	1,981,000	2,035,195
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,755,656
Shell International Finance BV, 3.625%, 8/21/42	980,000	891,614
Sinopec Group Overseas Development Ltd., 1.75%, 9/29/19	1,300,000	1,287,118
Williams Cos., Inc. (The), 4.125%, 11/15/20	2,550,000	2,570,811
Williams Cos., Inc. (The), 4.55%, 6/24/24	2,090,000	2,112,581
Williams Cos., Inc. (The), 5.10%, 9/15/45	1,790,000	1,661,669
		74,129,075

Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	2,100,000	2,176,121
Pharmaceuticals — 0.4%
Allergan Finance LLC, 3.25%, 10/1/22	2,210,000	2,162,533
Allergan Funding SCS, 3.85%, 6/15/24	2,557,000	2,524,842
Allergan Funding SCS, 4.55%, 3/15/35	1,450,000	1,380,701
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	3,910,000	3,783,204
		9,851,280
Professional Services — 0.1%
IHS Markit Ltd., 4.75%, 2/15/25(1)	1,770,000	1,745,663
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,174,116
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	750,000	766,540
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,900,000	1,849,019
CSX Corp., 3.40%, 8/1/24	1,400,000	1,399,851
CSX Corp., 3.25%, 6/1/27	3,170,000	2,988,975
Union Pacific Corp., 3.60%, 9/15/37	860,000	772,034
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,234,363
Union Pacific Corp., 4.05%, 11/15/45	730,000	668,162
		10,853,060
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	1,600,000	1,446,970
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	1,800,000	1,796,130
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,950,000	1,876,875
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	1,500,000	1,513,125
		6,633,100
Software — 0.6%
Microsoft Corp., 2.70%, 2/12/25	5,000,000	4,855,663
Microsoft Corp., 3.45%, 8/8/36	2,200,000	2,088,379
Microsoft Corp., 4.25%, 2/6/47	2,000,000	2,107,796
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,592,039
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,018,070
Oracle Corp., 2.65%, 7/15/26	1,600,000	1,485,095
		14,147,042
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	2,500,000	2,300,000
Home Depot, Inc. (The), 3.75%, 2/15/24	1,500,000	1,534,646
Home Depot, Inc. (The), 3.00%, 4/1/26	1,640,000	1,587,755
Home Depot, Inc. (The), 5.95%, 4/1/41	1,860,000	2,289,585
Home Depot, Inc. (The), 3.90%, 6/15/47	1,120,000	1,060,881
United Rentals North America, Inc., 4.625%, 7/15/23	2,330,000	2,295,050
		11,067,917
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 2.75%, 1/13/25	1,330,000	1,284,074
Apple, Inc., 2.50%, 2/9/25	4,970,000	4,699,455
Apple, Inc., 2.45%, 8/4/26	1,900,000	1,758,774
Apple, Inc., 2.90%, 9/12/27	4,010,000	3,782,033
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	6,560,000	6,602,177
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	1,910,000	1,915,387

Seagate HDD Cayman, 4.75%, 6/1/23	1,700,000	1,591,008
		21,632,908
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	1,065,000	1,045,321
Vodafone Group plc, 4.375%, 5/30/28	640,000	622,396
		1,667,717
TOTAL CORPORATE BONDS (Cost $829,023,716)		802,512,829
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 23.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.2%
FHLMC, VRN, 4.22%, (1-year H15T1Y plus 2.25%), 9/1/35	731,777	769,635
FHLMC, VRN, 4.39%, (12-month LIBOR plus 1.87%), 7/1/36	1,557,597	1,635,021
FHLMC, VRN, 4.45%, (1-year H15T1Y plus 2.14%), 10/1/36	1,483,010	1,557,573
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.25%), 4/1/37	1,058,646	1,117,416
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 2/1/38	504,804	529,477
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.85%), 6/1/38	234,852	246,758
FHLMC, VRN, 4.63%, (12-month LIBOR plus 1.88%), 7/1/40	146,346	152,975
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40	271,725	276,912
FHLMC, VRN, 3.79%, (12-month LIBOR plus 1.78%), 2/1/41	202,925	208,965
FHLMC, VRN, 4.23%, (12-month LIBOR plus 1.88%), 5/1/41	58,674	61,373
FHLMC, VRN, 3.68%, (12-month LIBOR plus 1.89%), 7/1/41	507,131	521,613
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.87%), 7/1/41	927,956	946,156
FHLMC, VRN, 2.08%, (12-month LIBOR plus 1.65%), 12/1/42	1,682,063	1,716,244
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.65%), 2/1/43	2,452,555	2,430,187
FHLMC, VRN, 3.53%, (12-month LIBOR plus 1.64%), 2/1/43	320,128	332,367
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.63%), 5/1/43	232,012	240,289
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43	86,505	89,279
FHLMC, VRN, 4.28%, (12-month LIBOR plus 1.65%), 6/1/43	209,718	216,863
FHLMC, VRN, 2.86%, (12-month LIBOR plus 1.62%), 1/1/44	2,517,954	2,516,554
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	1,337,577	1,349,944
FHLMC, VRN, 2.45%, (12-month LIBOR plus 1.57%), 10/1/44	3,837,207	3,886,499
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	1,846,630	1,848,955
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	7,276,203	7,283,339
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	6,494,481	6,538,793
FNMA, VRN, 4.11%, (6-month LIBOR plus 1.57%), 6/1/35	218,404	225,511
FNMA, VRN, 4.11%, (6-month LIBOR plus 1.57%), 6/1/35	786,696	813,748
FNMA, VRN, 4.12%, (6-month LIBOR plus 1.57%), 6/1/35	1,521,400	1,574,083
FNMA, VRN, 4.13%, (6-month LIBOR plus 1.57%), 6/1/35	2,229,301	2,305,533
FNMA, VRN, 4.04%, (6-month LIBOR plus 1.54%), 9/1/35	2,148,514	2,221,582
FNMA, VRN, 4.25%, (1-year H15T1Y plus 2.16%), 3/1/38	1,225,846	1,291,834
FNMA, VRN, 3.57%, (12-month LIBOR plus 1.69%), 1/1/40	82,137	85,830
FNMA, VRN, 3.61%, (12-month LIBOR plus 1.79%), 8/1/40	345,991	352,253
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	462,574	470,117
FNMA, VRN, 4.50%, (12-month LIBOR plus 1.75%), 8/1/41	177,519	184,990
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41	207,593	211,541
FNMA, VRN, 2.71%, (12-month LIBOR plus 1.72%), 4/1/42	696,680	699,292
FNMA, VRN, 3.74%, (12-month LIBOR plus 1.56%), 3/1/43	1,527,203	1,575,345
FNMA, VRN, 2.33%, (12-month LIBOR plus 1.59%), 8/1/45	802,685	800,675
FNMA, VRN, 2.60%, (12-month LIBOR plus 1.60%), 4/1/46	3,795,874	3,797,451
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	5,527,880	5,550,497

FNMA, VRN, 3.20%, (12-month LIBOR plus 1.61%), 3/1/47	2,261,719	2,271,917
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 4/1/47	4,552,370	4,576,463
FNMA, VRN, 2.95%, (12-month LIBOR plus 1.62%), 5/1/47	2,767,722	2,789,671
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	5,556,632	5,631,452
FNMA, VRN, 2.91%, (12-month LIBOR plus 1.61%), 10/1/47	3,691,942	3,713,352
		77,616,324
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 20.7%
FHLMC, 5.00%, 4/1/19	15,227	15,418
FHLMC, 7.00%, 9/1/27	187	206
FHLMC, 6.50%, 1/1/28	313	341
FHLMC, 7.00%, 2/1/28	51	55
FHLMC, 6.50%, 3/1/29	1,904	2,099
FHLMC, 6.50%, 6/1/29	1,953	2,122
FHLMC, 7.00%, 8/1/29	197	211
FHLMC, 6.50%, 5/1/31	1,503	1,633
FHLMC, 6.50%, 6/1/31	72	79
FHLMC, 6.50%, 6/1/31	177	192
FHLMC, 5.50%, 12/1/33	24,197	26,229
FHLMC, 6.00%, 2/1/38	185,580	202,594
FHLMC, 5.50%, 4/1/38	99,748	107,457
FHLMC, 6.00%, 5/1/38	166,291	181,994
FHLMC, 6.00%, 8/1/38	31,022	33,651
FHLMC, 5.50%, 9/1/38	779,576	842,519
FHLMC, 3.00%, 2/1/43	10,638,497	10,461,104
FNMA, 3.00%, TBA	58,800,000	57,382,440
FNMA, 3.50%, TBA	41,420,000	41,428,990
FNMA, 4.00%, TBA	45,985,000	46,894,866
FNMA, 4.50%, TBA	66,750,000	69,162,818
FNMA, 6.50%, 1/1/26	1,390	1,492
FNMA, 7.00%, 12/1/27	327	349
FNMA, 7.50%, 4/1/28	1,983	2,139
FNMA, 7.00%, 5/1/28	1,870	1,905
FNMA, 7.00%, 6/1/28	32	33
FNMA, 6.50%, 1/1/29	306	340
FNMA, 6.50%, 4/1/29	1,262	1,358
FNMA, 7.00%, 7/1/29	197	198
FNMA, 7.50%, 7/1/29	3,261	3,562
FNMA, 7.50%, 9/1/30	654	762
FNMA, 5.00%, 7/1/31	1,873,581	1,964,723
FNMA, 7.00%, 9/1/31	3,594	3,862
FNMA, 6.50%, 1/1/32	943	1,021
FNMA, 6.50%, 8/1/32	4,500	5,059
FNMA, 5.50%, 6/1/33	12,835	13,818
FNMA, 5.50%, 7/1/33	77,514	83,299
FNMA, 5.50%, 8/1/33	30,267	32,612
FNMA, 5.50%, 9/1/33	42,017	45,347
FNMA, 5.00%, 11/1/33	170,457	181,705
FNMA, 6.00%, 12/1/33	590,729	644,575
FNMA, 5.50%, 1/1/34	43,093	46,446

FNMA, 5.50%, 12/1/34	44,234	47,547
FNMA, 4.50%, 1/1/35	174,767	182,018
FNMA, 5.00%, 8/1/35	68,481	72,737
FNMA, 5.00%, 2/1/36	525,022	557,999
FNMA, 5.50%, 7/1/36	26,172	28,131
FNMA, 5.50%, 2/1/37	13,366	14,402
FNMA, 6.00%, 4/1/37	122,061	131,783
FNMA, 6.00%, 7/1/37	334,337	364,947
FNMA, 6.00%, 8/1/37	240,435	262,560
FNMA, 6.50%, 8/1/37	36,973	39,923
FNMA, 6.00%, 9/1/37	237,546	259,035
FNMA, 6.00%, 11/1/37	78,788	86,024
FNMA, 5.50%, 2/1/38	530,814	571,678
FNMA, 5.50%, 2/1/38	94,168	101,373
FNMA, 5.50%, 6/1/38	208,674	223,185
FNMA, 5.00%, 1/1/39	136,321	144,885
FNMA, 4.50%, 2/1/39	439,425	460,484
FNMA, 5.50%, 3/1/39	463,983	496,735
FNMA, 4.50%, 4/1/39	327,500	343,673
FNMA, 4.50%, 5/1/39	831,622	872,663
FNMA, 6.50%, 5/1/39	118,890	137,003
FNMA, 4.50%, 6/1/39	444,060	465,435
FNMA, 5.00%, 8/1/39	468,812	499,154
FNMA, 4.50%, 9/1/39	1,684,001	1,767,346
FNMA, 4.50%, 10/1/39	1,421,787	1,491,986
FNMA, 5.00%, 4/1/40	1,269,888	1,349,154
FNMA, 5.00%, 4/1/40	2,455,540	2,608,823
FNMA, 5.00%, 6/1/40	1,976,421	2,097,933
FNMA, 4.00%, 10/1/40	1,531,783	1,576,278
FNMA, 4.50%, 11/1/40	1,282,098	1,344,141
FNMA, 4.00%, 8/1/41	2,796,178	2,880,185
FNMA, 4.50%, 9/1/41	1,220,700	1,277,532
FNMA, 3.50%, 10/1/41	2,187,201	2,205,644
FNMA, 3.50%, 12/1/41	7,927,505	7,994,276
FNMA, 4.00%, 12/1/41	3,956,759	4,071,729
FNMA, 5.00%, 1/1/42	4,416,067	4,691,062
FNMA, 3.50%, 2/1/42	4,066,337	4,100,591
FNMA, 3.50%, 5/1/42	1,681,864	1,696,042
FNMA, 3.50%, 6/1/42	1,767,489	1,782,388
FNMA, 3.50%, 8/1/42	8,436,331	8,507,456
FNMA, 3.50%, 9/1/42	2,600,162	2,622,083
FNMA, 3.50%, 8/1/43	3,664,392	3,684,222
FNMA, 3.50%, 5/1/45	7,339,200	7,371,536
FNMA, 3.50%, 11/1/45	8,014,526	8,038,669
FNMA, 3.50%, 11/1/45	7,963,710	7,987,700
FNMA, 4.00%, 11/1/45	9,614,095	9,819,047
FNMA, 4.00%, 2/1/46	7,607,568	7,768,193
FNMA, 3.50%, 3/1/46	8,812,332	8,829,765
FNMA, 4.00%, 4/1/46	19,709,201	20,123,318

FNMA, 3.50%, 5/1/46	9,419,361	9,452,096
FNMA, 6.50%, 8/1/47	6,823	7,120
FNMA, 6.50%, 9/1/47	8,677	9,014
FNMA, 6.50%, 9/1/47	417	434
FNMA, 6.50%, 9/1/47	4,561	4,737
FNMA, 3.50%, 10/1/47	18,834,447	18,847,438
GNMA, 2.50%, TBA	5,000,000	4,789,869
GNMA, 3.00%, TBA	22,800,000	22,434,895
GNMA, 4.00%, TBA	26,240,000	26,873,591
GNMA, 7.00%, 11/15/22	564	582
GNMA, 7.00%, 4/20/26	214	238
GNMA, 7.50%, 8/15/26	431	474
GNMA, 8.00%, 8/15/26	184	198
GNMA, 7.50%, 5/15/27	402	415
GNMA, 8.00%, 6/15/27	1,043	1,058
GNMA, 7.50%, 11/15/27	167	169
GNMA, 7.00%, 2/15/28	246	246
GNMA, 7.50%, 2/15/28	195	195
GNMA, 6.50%, 3/15/28	535	576
GNMA, 7.00%, 4/15/28	155	155
GNMA, 6.50%, 5/15/28	2,457	2,647
GNMA, 7.00%, 12/15/28	280	280
GNMA, 7.00%, 5/15/31	2,216	2,515
GNMA, 6.00%, 7/15/33	602,145	656,534
GNMA, 4.50%, 8/15/33	631,910	660,072
GNMA, 5.00%, 3/20/36	71,251	75,654
GNMA, 5.00%, 4/20/36	147,273	156,455
GNMA, 5.00%, 5/20/36	249,662	265,146
GNMA, 5.50%, 1/15/39	739,400	815,228
GNMA, 6.00%, 1/20/39	30,694	33,399
GNMA, 6.00%, 2/20/39	188,223	204,975
GNMA, 4.50%, 6/15/39	1,795,038	1,877,812
GNMA, 5.50%, 9/15/39	77,205	83,288
GNMA, 5.00%, 10/15/39	875,398	928,655
GNMA, 4.50%, 1/15/40	787,066	822,190
GNMA, 4.00%, 11/20/40	2,421,250	2,502,291
GNMA, 4.00%, 12/15/40	807,345	832,649
GNMA, 4.50%, 6/15/41	666,023	700,745
GNMA, 4.50%, 7/20/41	1,002,767	1,052,484
GNMA, 3.50%, 4/20/42	5,166,805	5,230,600
GNMA, 3.50%, 6/20/42	11,239,599	11,388,546
GNMA, 3.50%, 7/20/42	2,063,581	2,089,041
GNMA, 3.50%, 4/20/43	3,128,096	3,166,674
GNMA, 3.50%, 4/20/46	11,007,123	11,103,934
GNMA, 2.50%, 7/20/46	10,920,374	10,465,842
		501,373,252
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $585,042,135)		578,989,576
U.S. TREASURY SECURITIES — 20.5%
U.S. Treasury Bonds, 3.50%, 2/15/39	30,100,000	32,983,845

U.S. Treasury Bonds, 4.375%, 11/15/39	700,000	859,810
U.S. Treasury Bonds, 3.125%, 11/15/41	29,500,000	30,269,408
U.S. Treasury Bonds, 3.00%, 5/15/42	15,600,000	15,651,398
U.S. Treasury Bonds, 2.875%, 5/15/43	16,000,000	15,654,572
U.S. Treasury Bonds, 3.125%, 8/15/44(2)	19,500,000	19,947,826
U.S. Treasury Bonds, 3.00%, 11/15/44	13,200,000	13,207,907
U.S. Treasury Bonds, 2.50%, 2/15/45	39,000,000	35,423,083
U.S. Treasury Bonds, 3.00%, 5/15/45	5,000,000	5,001,039
U.S. Treasury Bonds, 3.00%, 11/15/45	7,000,000	7,000,476
U.S. Treasury Bonds, 3.375%, 11/15/48	10,000,000	10,714,229
U.S. Treasury Notes, 2.50%, 5/31/20	51,000,000	50,957,933
U.S. Treasury Notes, 2.50%, 6/30/20	24,000,000	23,982,591
U.S. Treasury Notes, 2.625%, 5/15/21	40,000,000	40,130,784
U.S. Treasury Notes, 1.875%, 1/31/22	38,000,000	37,330,832
U.S. Treasury Notes, 2.00%, 11/30/22	7,000,000	6,874,455
U.S. Treasury Notes, 2.75%, 5/31/23	53,000,000	53,587,112
U.S. Treasury Notes, 3.125%, 11/15/28	94,000,000	97,584,258
TOTAL U.S. TREASURY SECURITIES (Cost $494,161,627)		497,161,558
ASSET-BACKED SECURITIES — 8.0%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 3.33%, (1-month LIBOR plus 0.83%), 5/25/34	4,745,756	4,703,138
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	11,500,000	11,467,278
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	3,206,621	3,167,100
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.71%, (1-month LIBOR plus 1.25%), 12/17/33(1)	8,310,049	8,333,476
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	62,223	62,206
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	6,529,405	6,651,068
Hertz Vehicle Financing II LP, Series 2016-1A, Class A SEQ, 2.32%, 3/25/20(1)	6,700,000	6,684,873
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	373,737	372,097
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	1,494,979	1,471,436
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	3,037,000	3,007,112
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.31%, (1-month LIBOR plus 0.85%), 12/17/36(1)	11,749,230	11,624,747
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.16%, (1-month LIBOR plus 0.70%), 3/17/37(1)	17,104,339	16,776,103
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.54%, (1-month LIBOR plus 1.08%), 6/17/37(1)	10,525,000	10,452,709
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.46%, (1-month LIBOR plus 1.00%), 7/17/37(1)	16,362,874	16,298,653
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	3,483,722	3,483,273
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	1,426,823	1,404,483
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,387,133	1,366,559
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	2,613,867	2,550,202
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	6,957,062	6,822,236
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(1)	10,793,767	10,902,538
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.86%, (1-month LIBOR plus 1.40%), 1/17/34(1)	4,870,196	4,879,587
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	8,875,000	8,732,488
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(1)	12,000,000	12,170,677
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	1,674,736	1,661,433
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	889,075	883,831
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	2,173,168	2,162,507
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(1)	8,393,494	8,478,200
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(1)	2,359,527	2,358,904
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(1)	4,079,744	3,994,691
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(1)	2,319,823	2,267,352

Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	8,314,990	8,123,825
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	5,521,401	5,392,010
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	4,459,020	4,386,456
TOTAL ASSET-BACKED SECURITIES (Cost $194,098,127)		193,093,248
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
Private Sponsor Collateralized Mortgage Obligations — 5.5%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.30%, 3/25/35	1,595,049	1,608,453
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(1)	1,807,977	1,779,604
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(1)	2,814,684	2,780,206
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 3/25/46(1)	2,424,915	2,389,490
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(1)	3,944,897	3,902,368
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 6/25/34	1,525,351	1,519,465
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.07%, 2/25/35	305,407	308,638
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.17%, 11/25/34	916,503	891,477
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	142,377	147,659
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.26%, 8/25/34	721,479	701,669
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.29%, 8/25/34	2,658,138	2,631,299
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.47%, 8/25/35	169,882	171,781
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, (1-year H15T1Y plus 2.15%), 9/25/35	1,693,800	1,715,194
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	105,671	106,035
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	8,535	8,277
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 4.22%, 10/25/34	233,073	232,964
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	2,050,729	2,032,966
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	4,344,754	4,298,566
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.21%, 10/25/34	1,396,851	1,382,889
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	381,161	382,346
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 10/25/47(1)	6,038,034	6,019,449
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.83%, 6/25/34	411,480	405,609
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.97%, 5/25/34	1,171,148	1,195,045
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.11%, 1/25/35	1,202,690	1,189,708
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.30%, 9/25/35	1,408,815	1,436,491
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.92%, 9/25/35	1,972,594	1,978,194
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.43%, 9/25/35	1,302,608	1,316,528
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.31%, 7/25/35	150,744	151,481
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.37%, 8/25/35	257,713	252,200
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.13%, 4/25/35	304,247	308,431
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(1)	687,169	666,701
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(1)	5,594,098	5,562,184
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.44%, 11/21/34	1,146,473	1,178,362
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.28%, 11/25/35	2,174,285	2,154,030
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.68%, 2/25/35	1,032,451	1,072,120
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(1)	4,131,198	4,067,308
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(1)	2,258,608	2,277,475
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	3,757,052	3,799,559
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 4.01%, (1-month LIBOR plus 1.50%), 6/25/57(1)	5,191,012	5,301,841
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/25/42	63,454	63,694
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 2/25/47(1)	5,202,691	5,143,756
Sequoia Mortgage Trust, Series 2017-4, Class A4 SEQ, VRN, 3.50%, 7/25/47(1)	4,691,361	4,658,156
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 8/25/47(1)	4,162,012	4,121,123

Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(1)	4,059,170	4,030,439
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	4,624,713	4,669,563
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	5,322,511	5,353,836
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	7,852,237	7,795,972
Sequoia Mortgage Trust, Series 2018-7, Class A4, VRN, 4.00%, 9/25/48(1)	4,808,111	4,869,275
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	3,931,513	3,970,763
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	2,723,270	2,547,854
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.35%, 7/25/34	604,843	606,539
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.25%, (1-month LIBOR plus 0.74%), 9/25/44	2,578,922	2,536,475
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	73,954	74,156
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.67%, 3/25/35	2,696,064	2,651,536
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.58%, 2/25/34	77,070	79,925
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.42%, 6/25/34	424,558	433,252
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.61%, 9/25/34	1,112,546	1,142,297
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	921,911	940,396
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	194,734	189,883
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	485,049	487,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,323,034	1,342,262
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.52%, 6/25/35	717,964	758,040
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.50%, 6/25/35	841,789	862,600
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.81%, (1-month LIBOR plus 0.30%), 5/25/35	1,124,202	1,068,853
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.42%, 3/25/35	1,047,721	1,063,534
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.37%, 5/25/35	723,615	731,567
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	373,825	369,677
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	672,006	659,465
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	223,338	219,711
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	164,441	162,773
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	134,533	136,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	139,666	138,433
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	160,417	153,810
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	506,489	528,234
		133,885,340
U.S. Government Agency Collateralized Mortgage Obligations — 1.8%
FHLMC, Series 2016-DNA3, Class M2, VRN, 4.51%, (1-month LIBOR plus 2.00%), 12/25/28	3,192,611	3,222,331
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.81%, (1-month LIBOR plus 1.30%), 3/25/29	3,210,000	3,214,738
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.86%, (1-month LIBOR plus 1.35%), 3/25/29	3,535,217	3,554,531
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.71%, (1-month LIBOR plus 1.20%), 10/25/29	8,737,943	8,789,121
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.31%, (1-month LIBOR plus 0.80%), 12/25/29	306,659	306,548
FHLMC, Series 3397, Class GF, VRN, 2.96%, (1-month LIBOR plus 0.50%), 12/15/37	1,679,812	1,687,929
FHLMC, Series KF29, Class A, VRN, 2.71%, (1-month LIBOR plus 0.36%), 2/25/24	1,791,296	1,783,245
FHLMC, Series KF31, Class A, VRN, 2.72%, (1-month LIBOR plus 0.37%), 4/25/24	3,747,206	3,731,692
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	12	12
FNMA, Series 2014-C02, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	2,936,000	3,078,436
FNMA, Series 2014-C02, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	2,887,687	2,993,378
FNMA, Series 2016-C04, Class 1M1, VRN, 3.96%, (1-month LIBOR plus 1.45%), 1/25/29	1,767,424	1,774,402
FNMA, Series 2016-C05, Class 2M1, VRN, 3.86%, (1-month LIBOR plus 1.35%), 1/25/29	743,050	744,184
FNMA, Series 2017-C01, Class 1M1, VRN, 3.81%, (1-month LIBOR plus 1.30%), 7/25/29	2,901,862	2,911,457
FNMA, Series 2017-C03, Class 1M1, VRN, 3.46%, (1-month LIBOR plus 0.95%), 10/25/29	884,291	885,305

FNMA, Series 2018-C02, Class 2M1, VRN, 3.16%, (1-month LIBOR plus 0.65%), 8/25/30	3,671,958	3,668,713
		42,346,022
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $177,525,855)		176,231,362
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	5,750,000	5,686,428
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	5,000,000	5,009,047
BENCHMARK Mortgage Trust, Series 2018-B1, Class AM, VRN, 3.88%, 1/15/51	5,789,000	5,748,298
BX Trust, Series 2018-MCSF, Class A, VRN, 2.98%, (1-month LIBOR plus 0.58%), 4/15/35(1)	5,700,000	5,599,702
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	5,000,000	5,217,444
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	5,500,000	5,667,779
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	7,625,000	7,750,735
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	9,000,000	8,954,455
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	5,000,000	5,175,586
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/10/48	5,000,000	5,051,831
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	7,500,000	7,379,760
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	4,000,000	3,974,576
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	7,385,225	7,314,060
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.16%, (1-month LIBOR plus 0.70%), 6/15/34(1)	7,400,000	7,299,335
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	7,500,000	7,412,019
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	6,250,000	6,267,750
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	8,130,000	8,052,102
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	5,300,000	5,046,747
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,300,000	5,955,712
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	6,400,000	6,218,010
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(1)	6,000,000	5,938,570
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	6,200,000	6,014,094
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $140,073,344)		136,734,040
COLLATERALIZED LOAN OBLIGATIONS — 5.4%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.49%, (3-month LIBOR plus 1.02%), 4/20/31(1)	6,275,000	6,153,032
Carlyle Global Market Strategies CLO, Series 2014-5A, Class A1RR, VRN, 3.47%, (3-month LIBOR plus 1.14%), 7/15/31(1)	8,000,000	7,934,413
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.47%, (3-month LIBOR plus 1.02%), 4/17/31(1)	7,450,000	7,305,246
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.47%, (3-month LIBOR plus 0.98%), 4/24/31(1)	5,500,000	5,422,014
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.58%, (3-month LIBOR plus 1.11%), 1/22/31(1)	5,900,000	5,853,604
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.41%, (3-month LIBOR plus 0.97%), 4/15/31(1)	3,300,000	3,250,907
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.41%, (3-month LIBOR plus 0.97%), 4/18/31(1)	6,450,000	6,357,917
Dryden 71 CLO Ltd., Series 2018-71A, Class B, VRN, 4.59%, (3-month LIBOR plus 1.90%), 1/15/29(1)(3)	4,500,000	4,500,000
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.59%, (3-month LIBOR plus 1.12%), 7/20/31(1)	4,000,000	3,947,857
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.51%, (3-month LIBOR plus 1.07%), 1/18/31(1)	4,250,000	4,187,149
KKR CLO Ltd., Series 11, Class AR, VRN, 3.62%, (3-month LIBOR plus 1.18%), 1/15/31(1)	4,500,000	4,455,775
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, (3-month LIBOR plus 1.15%), 7/20/31(1)	9,000,000	8,893,961
LCM XIV LP, Series 14A, Class AR, VRN, 3.51%, (3-month LIBOR plus 1.04%), 7/20/31(1)	6,025,000	5,927,004
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.96%, (1-month LIBOR plus 1.50%), 5/15/28(1)	7,337,000	7,304,928
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.40%, (3-month LIBOR plus 0.95%), 4/19/30(1)	7,000,000	6,937,126
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.42%, (3-month LIBOR plus 0.98%), 4/15/31(1)	10,500,000	10,355,153
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.59%, (3-month LIBOR plus 1.15%), 4/18/31(1)	5,750,000	5,669,010
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.40%, (3-month LIBOR plus 0.96%), 4/16/31(1)	8,750,000	8,566,926

Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.53%, (3-month LIBOR plus 1.07%), 10/20/28(1)	5,000,000	4,970,330
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.46%, (3-month LIBOR plus 0.97%), 4/25/31(1)	5,870,000	5,768,159
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.59%, (3-month LIBOR plus 1.15%), 10/18/31(1)	5,825,000	5,778,591
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $131,208,503)		129,539,102
BANK LOAN OBLIGATIONS(4) — 2.2%
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 2017 Term Loan B, 4.75%, (1-month LIBOR plus 2.25%), 2/22/24	6,250,000	5,955,719
Zayo Group, LLC, 2017 Incremental Term Loan, 4.77%, (1-month LIBOR plus 2.25%), 1/19/24	3,950,000	3,794,824
		9,750,543
Food Products — 0.1%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.51%, (1-month LIBOR plus 2.00%), 5/24/24	412,098	398,190
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.51%, (1-month LIBOR plus 2.00%), 5/24/24	1,331,497	1,286,559
		1,684,749
Health Care Providers and Services — 0.4%
DaVita, Inc., Term Loan B, 6/24/21(5)	2,700,000	2,686,500
HCA Inc., 2018 Term Loan B10, 4.52%, (1-month LIBOR plus 2.00%), 3/13/25	5,850,788	5,751,529
		8,438,029
Hotels, Restaurants and Leisure — 0.4%
Hilton Worldwide Finance, LLC, Term Loan B2, 4.26%, (1-month LIBOR plus 1.75%), 10/25/23	3,849,746	3,725,996
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.52%, (1-month LIBOR plus 2.00%), 3/21/25	6,842,346	6,576,008
		10,302,004
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc., 2016 Term Loan B, 4.27%, (1-month LIBOR plus 1.75%), 6/30/23	4,775,510	4,605,383
IT Services — 0.2%
First Data Corporation, 2024 USD Term Loan, 4.50%, (1-month LIBOR plus 2.00%), 4/26/24	5,990,000	5,736,922
Media — 0.1%
Charter Communications Operating, LLC, 2017 Term Loan B, 4.53%, (1-month LIBOR plus 2.00%), 4/30/25	2,493,703	2,398,643
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC, 2017 Term Loan B, 4.53%, (1-month LIBOR plus 2.00%), 9/7/23	5,223,618	5,034,262
Western Digital Corporation, 2018 Term Loan B4, 4.26%, (1-month LIBOR plus 1.75%), 4/29/23	5,845,825	5,592,525
		10,626,787
TOTAL BANK LOAN OBLIGATIONS (Cost $55,669,331)		53,543,060
MUNICIPAL SECURITIES — 1.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	980,000	1,311,260
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,000,000	1,300,550
Houston GO, 3.96%, 3/1/47	820,000	811,316
Los Angeles Community College District GO, 6.75%, 8/1/49	1,330,000	1,928,766
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,075,000	1,358,574
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,165,000	1,505,541
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	625,702
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	975,000	1,377,022
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	480,000	657,278
New York City GO, 6.27%, 12/1/37	335,000	422,589
New York City Water & Sewer System Rev., 5.95%, 6/15/42	925,000	1,203,471
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	529,053
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	459,376
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	500,000	510,610
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	675,000	797,621

Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	375,000	470,959
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	280,000	366,450
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	750,000	820,643
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	460,000	604,619
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,353,869
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	765,000	1,093,713
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,085,000	1,023,415
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	920,000	1,085,131
State of California GO, 4.60%, 4/1/38	1,380,000	1,425,402
State of California GO, 7.55%, 4/1/39	450,000	646,196
State of California GO, 7.30%, 10/1/39	1,210,000	1,664,730
State of Illinois GO, 5.10%, 6/1/33	1,618,000	1,545,158
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	925,000	1,007,158
University of California Rev., 4.60%, 5/15/31	1,975,000	2,123,737
TOTAL MUNICIPAL SECURITIES (Cost $27,752,999)		30,029,909
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	920,000	921,408
Chile Government International Bond, 3.625%, 10/30/42	500,000	459,675
		1,381,083
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	2,770,000	2,816,397
Colombia Government International Bond, 7.375%, 9/18/37	900,000	1,091,925
Colombia Government International Bond, 6.125%, 1/18/41	820,000	887,650
		4,795,972
Italy — 0.1%
Republic of Italy Government International Bond, 6.875%, 9/27/23	1,300,000	1,422,460
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	17,431
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,659,784
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	730,000	925,275
Peruvian Government International Bond, 5.625%, 11/18/50	1,240,000	1,458,860
		2,384,135
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	1,590,000	1,606,337
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,341,130
Philippine Government International Bond, 6.375%, 10/23/34	730,000	917,098
		5,864,565
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	450,000	470,059
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,037,904
		1,507,963
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	822,899

Uruguay Government International Bond, 4.125%, 11/20/45	340,000	305,150
		1,128,049
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $20,466,042)		20,161,442
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 6.625%, 11/15/30 (Cost $6,243,900)	5,000,000	6,712,650
TEMPORARY CASH INVESTMENTS(6) — 3.6%
Credit Agricole SA, 2.42%, 1/2/19(7)	15,090,000	15,088,014
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $62,663,968), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $61,451,632)		61,443,269
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/48, valued at $10,464,605), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $10,256,712)		10,256,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	377,494	377,494
TOTAL TEMPORARY CASH INVESTMENTS (Cost $87,165,769)		87,164,777
TOTAL INVESTMENT SECURITIES — 111.9% (Cost $2,748,431,348)		2,711,873,553
OTHER ASSETS AND LIABILITIES(8) — (11.9)%		(288,605,714)
TOTAL NET ASSETS — 100.0%		$2,423,267,839

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	193,401,407	USD	285,085	Goldman Sachs & Co.	3/20/19	$(6,176)
USD	1,743,799	HUF	491,960,627	UBS AG	3/20/19	(21,289)
USD	2,198,755	MXN	44,635,816	JPMorgan Chase Bank N.A.	3/20/19	(45,668)
						$(73,133)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	60	March 2019	USD	12,000,000	$12,738,750	$79,552
U.S. Treasury 5-Year Notes	1,177	March 2019	USD	117,700,000	134,987,187	1,985,899
U.S. Treasury 10-Year Notes	227	March 2019	USD	22,700,000	27,697,547	416,505
U.S. Treasury 10-Year Ultra Notes	31	March 2019	USD	3,100,000	4,032,422	95,836
U.S. Treasury Long Bonds	52	March 2019	USD	5,200,000	7,592,000	259,899
					$187,047,906	$2,837,691

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1,050	March 2019	EUR	105,000,000	$159,426,484	$(458,898)
Euro-Bund 10-Year Bonds	432	March 2019	EUR	43,200,000	80,946,389	(644,171)
					$240,372,873	$(1,103,069)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 31	Sell	1.00%	12/20/23	$62,500,000	$303,156	$69,045	$372,201

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $520,499,608, which represented 21.5% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $5,653,642.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(6)	Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $1,549,078.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	802,512,829	—
U.S. Government Agency Mortgage-Backed Securities	—	578,989,576	—
U.S. Treasury Securities	—	497,161,558	—
Asset-Backed Securities	—	193,093,248	—
Collateralized Mortgage Obligations	—	176,231,362	—
Commercial Mortgage-Backed Securities	—	136,734,040	—
Collateralized Loan Obligations	—	129,539,102	—
Bank Loan Obligations	—	53,543,060	—
Municipal Securities	—	30,029,909	—
Sovereign Governments and Agencies	—	20,161,442	—
U.S. Government Agency Securities	—	6,712,650	—
Temporary Cash Investments	377,494	86,787,283	—
	377,494	2,711,496,059	—
Other Financial Instruments
Futures Contracts	2,837,691	—	—
Swap Agreements	—	372,201	—
	2,837,691	372,201	—
Liabilities
Other Financial Instruments
Futures Contracts	—	1,103,069	—
Forward Foreign Currency Exchange Contracts	—	73,133	—
	—	1,176,202	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT High Income
December 31, 2018

NT High Income - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 91.6%
Aerospace and Defense — 1.8%
Arconic, Inc., 5.125%, 10/1/24	1,500,000	1,452,187
Arconic, Inc., 5.90%, 2/1/27	250,000	240,000
Arconic, Inc., 5.95%, 2/1/37	1,225,000	1,139,197
Bombardier, Inc., 8.75%, 12/1/21(1)	540,000	558,225
Bombardier, Inc., 5.75%, 3/15/22(1)	1,085,000	1,017,187
Bombardier, Inc., 6.00%, 10/15/22(1)	1,005,000	947,212
Bombardier, Inc., 6.125%, 1/15/23(1)	475,000	446,500
Bombardier, Inc., 7.50%, 12/1/24(1)	775,000	732,375
Bombardier, Inc., 7.50%, 3/15/25(1)	495,000	468,394
BWX Technologies, Inc., 5.375%, 7/15/26(1)	375,000	362,700
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	575,000	579,313
TransDigm, Inc., 5.50%, 10/15/20	600,000	596,250
TransDigm, Inc., 6.00%, 7/15/22	1,740,000	1,703,025
TransDigm, Inc., 6.375%, 6/15/26	850,000	793,688
Triumph Group, Inc., 4.875%, 4/1/21	500,000	451,250
Triumph Group, Inc., 7.75%, 8/15/25	525,000	464,625
		11,952,128
Air Freight and Logistics — 0.4%
Wabash National Corp., 5.50%, 10/1/25(1)	750,000	645,938
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,721,000	1,712,395
XPO Logistics, Inc., 6.125%, 9/1/23(1)	600,000	579,750
		2,938,083
Airlines — 0.5%
Allegiant Travel Co., 5.50%, 7/15/19	1,075,000	1,080,375
American Airlines Group, Inc., 4.625%, 3/1/20(1)	975,000	973,781
United Continental Holdings, Inc., 4.25%, 10/1/22	225,000	217,406
United Continental Holdings, Inc., 5.00%, 2/1/24	1,445,000	1,408,875
		3,680,437
Auto Components — 0.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	785,000	779,113
Dana, Inc., 6.00%, 9/15/23	1,484,000	1,482,145
Delphi Technologies plc, 5.00%, 10/1/25(1)	800,000	675,392
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	700,000	632,625
Tenneco, Inc., 5.00%, 7/15/26	825,000	638,756
Titan International, Inc., 6.50%, 11/30/23	1,175,000	1,057,500
		5,265,531
Automobiles — 0.4%
Mclaren Finance plc, 5.75%, 8/1/22(1)	400,000	364,000
Tesla, Inc., 5.30%, 8/15/25(1)	2,975,000	2,595,688
		2,959,688
Building Products — 0.3%
Griffon Corp., 5.25%, 3/1/22	925,000	840,594
Masonite International Corp., 5.75%, 9/15/26(1)	275,000	259,875

Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)	275,000	198,000
PGT Escrow Issuer, Inc., 6.75%, 8/1/26(1)	525,000	518,437
		1,816,906
Capital Markets — 0.2%
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	250,000	248,125
NFP Corp., 6.875%, 7/15/25(1)	925,000	832,500
		1,080,625
Chemicals — 2.0%
CF Industries, Inc., 7.125%, 5/1/20	175,000	180,688
CF Industries, Inc., 5.375%, 3/15/44	1,475,000	1,200,281
Chemours Co. (The), 6.625%, 5/15/23	466,000	472,408
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	750,000	721,875
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23(1)	400,000	417,500
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)	250,000	244,375
Hexion, Inc., 10.375%, 2/1/22(1)	1,275,000	1,023,187
Hexion, Inc., 13.75%, 2/1/22(1)	1,425,000	691,125
Hexion, Inc. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	200,000	89,000
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	1,625,000	1,444,901
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	275,000	275,000
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,700,000	1,510,875
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	450,000	412,425
OCI NV, 6.625%, 4/15/23(1)	800,000	790,000
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	100,000	100,375
Platform Specialty Products Corp., 5.875%, 12/1/25(1)	675,000	634,500
PQ Corp., 5.75%, 12/15/25(1)	250,000	232,500
SPCM SA, 4.875%, 9/15/25(1)	300,000	261,750
TPC Group, Inc., 8.75%, 12/15/20(1)	1,275,000	1,217,625
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	1,000,000	879,000
Tronox Finance plc, 5.75%, 10/1/25(1)	675,000	549,281
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(1)	275,000	221,375
		13,570,046
Commercial Services and Supplies — 1.8%
ADT Security Corp. (The), 5.25%, 3/15/20	775,000	780,812
ADT Security Corp. (The), 6.25%, 10/15/21	325,000	331,094
APTIM Corp., 7.75%, 6/15/25(1)	1,325,000	1,013,625
Aramark Services, Inc., 5.125%, 1/15/24	1,105,000	1,096,712
Aramark Services, Inc., 5.00%, 4/1/25(1)	250,000	245,000
Aramark Services, Inc., 5.00%, 2/1/28(1)	950,000	888,250
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,050,000	900,375
Covanta Holding Corp., 5.875%, 3/1/24	2,090,000	1,969,825
Garda World Security Corp., 8.75%, 5/15/25(1)	775,000	709,125
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	300,000	272,250
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	740,000	732,600
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	570,000	547,200
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	1,197,000	1,237,399
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	450,000	438,750
TMS International Corp., 7.25%, 8/15/25(1)	375,000	351,563
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	25,000	23,125

Weight Watchers International, Inc., 8.625%, 12/1/25(1)	575,000	588,656
		12,126,361
Communications Equipment — 0.6%
Anixter, Inc., 6.00%, 12/1/25(1)	350,000	348,250
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,250,000	2,058,750
CommScope Technologies LLC, 5.00%, 3/15/27(1)	470,000	381,875
CommScope, Inc., 5.00%, 6/15/21(1)	475,000	472,031
Nokia of America Corp., 6.45%, 3/15/29	425,000	417,562
Nokia Oyj, 3.375%, 6/12/22	225,000	213,188
		3,891,656
Construction and Engineering — 0.2%
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	475,000	465,500
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	750,000	684,375
		1,149,875
Construction Materials — 1.2%
American Woodmark Corp., 4.875%, 3/15/26(1)	300,000	267,000
BMC East LLC, 5.50%, 10/1/24(1)	840,000	786,450
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	1,365,000	1,271,156
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	400,000	365,500
James Hardie International Finance DAC, 5.00%, 1/15/28(1)	400,000	346,000
Standard Industries, Inc., 4.75%, 1/15/28(1)	825,000	696,094
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	325,000	323,375
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	275,000	250,937
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	700,000	656,250
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	825,000	729,094
US Concrete, Inc., 6.375%, 6/1/24	1,950,000	1,803,750
USG Corp., 5.50%, 3/1/25(1)	735,000	743,269
		8,238,875
Consumer Finance — 3.7%
Ally Financial, Inc., 3.50%, 1/27/19	1,410,000	1,409,824
Ally Financial, Inc., 4.125%, 3/30/20	975,000	967,161
Ally Financial, Inc., 8.00%, 11/1/31	1,025,000	1,142,875
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	1,025,000	548,375
CIT Group, Inc., 4.125%, 3/9/21	275,000	271,563
CIT Group, Inc., 5.00%, 8/15/22	1,363,000	1,347,666
CIT Group, Inc., 5.00%, 8/1/23	900,000	884,250
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	575,000	581,325
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	500,000	508,725
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	150,000	149,313
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	660,000	654,397
goeasy Ltd., 7.875%, 11/1/22(1)	525,000	532,875
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	925,000	926,156
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	1,567,000	1,527,825
Navient Corp., 5.00%, 10/26/20	990,000	950,400
Navient Corp., 5.875%, 3/25/21	50,000	48,063
Navient Corp., 5.50%, 1/25/23	2,345,000	2,060,669
Navient Corp., 7.25%, 9/25/23	1,250,000	1,151,562
Navient Corp., 5.875%, 10/25/24	375,000	315,000
Navient Corp., 6.75%, 6/25/25	3,425,000	2,928,375

Navient Corp., 6.75%, 6/15/26	675,000	561,937
Navient Corp., MTN, 4.875%, 6/17/19	207,000	206,353
Navient Corp., MTN, 6.125%, 3/25/24	360,000	310,500
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	525,000	507,281
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	500,000	458,125
Springleaf Finance Corp., 8.25%, 12/15/20	125,000	129,688
Springleaf Finance Corp., 6.875%, 3/15/25	1,025,000	919,937
Springleaf Finance Corp., 7.125%, 3/15/26	2,000,000	1,788,750
Verscend Escrow Corp., 9.75%, 8/15/26(1)	925,000	872,969
		24,661,939
Containers and Packaging — 2.6%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(2)	720,000	649,800
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	1,365,000	1,366,706
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	1,085,000	1,004,298
Berry Global, Inc., 6.00%, 10/15/22	675,000	683,438
Berry Global, Inc., 4.50%, 2/15/26(1)	350,000	321,125
BWAY Holding Co., 5.50%, 4/15/24(1)	850,000	802,188
BWAY Holding Co., 7.25%, 4/15/25(1)	3,650,000	3,289,562
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	225,000	201,375
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	600,000	541,500
Multi-Color Corp., 6.125%, 12/1/22(1)	675,000	671,625
OI European Group BV, 4.00%, 3/15/23(1)	475,000	445,313
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(1)	375,000	372,656
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	625,000	628,906
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	150,000	149,250
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	375,000	333,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,051,482	1,050,168
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	280,695	281,046
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	1,010,000	963,287
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	2,165,000	2,066,222
Sealed Air Corp., 5.125%, 12/1/24(1)	1,410,000	1,390,612
		17,212,827
Diversified Consumer Services — 0.4%
Graham Holdings Co., 5.75%, 6/1/26(1)	625,000	628,125
Matthews International Corp., 5.25%, 12/1/25(1)	500,000	466,250
Service Corp., International, 5.375%, 1/15/22	720,000	723,600
Sotheby's, 4.875%, 12/15/25(1)	800,000	728,000
		2,545,975
Diversified Financial Services — 2.5%
Camelot Finance SA, 7.875%, 10/15/24(1)	750,000	729,188
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	950,000	931,000
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	375,000	330,938
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,050,000	1,006,687
HUB International Ltd., 7.00%, 5/1/26(1)	25,000	22,750
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,505,000	1,505,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,355,000	1,332,981
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	655,000	648,450
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,225,000	1,182,125
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	1,710,000	1,712,137

Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	1,000,000	977,500
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	650,000	641,875
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	2,655,000	2,840,850
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	850,000	790,500
Trident Merger Sub, Inc., 6.625%, 11/1/25(1)	275,000	246,125
Vantiv LLC / Vantiv Issuer Corp., 4.375%, 11/15/25(1)	800,000	734,912
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	425,000	413,500
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,050,000	942,375
		16,988,893
Diversified Telecommunication Services — 4.2%
CenturyLink, Inc., 5.625%, 4/1/20	2,470,000	2,466,912
CenturyLink, Inc., 5.80%, 3/15/22	200,000	193,500
CenturyLink, Inc., 6.75%, 12/1/23	350,000	338,187
CenturyLink, Inc., 7.50%, 4/1/24	550,000	532,125
CenturyLink, Inc., Series P, 7.60%, 9/15/39	325,000	258,375
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	50,000	49,875
Frontier Communications Corp., 10.50%, 9/15/22	4,575,000	3,202,500
Frontier Communications Corp., 11.00%, 9/15/25	125,000	78,431
Frontier Communications Corp., 8.50%, 4/1/26(1)	375,000	329,063
Hughes Satellite Systems Corp., 5.25%, 8/1/26	1,245,000	1,145,400
Inmarsat Finance plc, 4.875%, 5/15/22(1)	455,000	430,526
Intelsat Connect Finance SA, 9.50%, 2/15/23(1)	2,700,000	2,335,500
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	75,000	77,438
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	1,625,000	1,584,375
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	2,150,000	2,166,770
Intelsat Luxembourg SA, 8.125%, 6/1/23	900,000	702,000
Level 3 Financing, Inc., 5.375%, 8/15/22	1,400,000	1,376,172
Level 3 Financing, Inc., 5.625%, 2/1/23	250,000	246,250
Level 3 Financing, Inc., 5.375%, 5/1/25	475,000	446,500
Sprint Capital Corp., 6.90%, 5/1/19	790,000	796,912
Sprint Capital Corp., 6.875%, 11/15/28	475,000	450,062
Sprint Capital Corp., 8.75%, 3/15/32	3,070,000	3,246,525
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	940,000	601,600
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/1/21	263,000	162,403
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)	688,000	615,760
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	2,095,000	1,992,869
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	2,750,000	2,461,250
		28,287,280
Electric Utilities — 0.4%
Drax Finco plc, 6.625%, 11/1/25(1)	200,000	197,000
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	450,000	417,937
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	73,000	65,244
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,900,000	1,835,875
		2,516,056
Electronic Equipment, Instruments and Components†
Itron, Inc., 5.00%, 1/15/26(1)	250,000	229,375

Energy Equipment and Services — 3.0%
Apergy Corp., 6.375%, 5/1/26	275,000	268,125
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	175,000	151,375
Bristow Group, Inc., 8.75%, 3/1/23(1)	425,000	306,000
Calfrac Holdings LP, 8.50%, 6/15/26(1)	900,000	643,500
CGG Holding US, Inc., 9.00%, 5/1/23(1)	200,000	198,000
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	850,000	709,750
Ensco plc, 7.75%, 2/1/26	350,000	260,750
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	425,000	409,062
FTS International, Inc., 6.25%, 5/1/22	1,810,000	1,619,950
Jonah Energy LLC / Jonah Energy Finance Corp., 7.25%, 10/15/25(1)	675,000	438,750
KCA Deutag UK Finance plc, 9.625%, 4/1/23(1)	800,000	648,000
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, 5/1/24(1)	450,000	381,375
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	300,000	286,500
Noble Holding International Ltd., 7.75%, 1/15/24	2,305,000	1,754,681
Noble Holding International Ltd., 7.875%, 2/1/26(1)	1,000,000	856,250
Noble Holding International Ltd., 6.20%, 8/1/40	175,000	110,250
Pacific Drilling First Lien Escrow Issuer Ltd., 8.375%, 10/1/23(1)	275,000	263,313
Parker Drilling Co., 7.50%, 8/1/20(3)(4)	250,000	136,250
Parker Drilling Co., 6.75%, 7/15/22(3)(4)	325,000	167,375
Precision Drilling Corp., 5.25%, 11/15/24	975,000	814,125
Precision Drilling Corp., 7.125%, 1/15/26(1)	550,000	475,750
Rowan Cos., Inc., 7.375%, 6/15/25	300,000	242,250
SESI LLC, 7.125%, 12/15/21	1,050,000	897,750
SESI LLC, 7.75%, 9/15/24	775,000	620,000
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	800,000	687,000
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	150,000	144,375
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	475,000	460,750
Transocean, Inc., 9.00%, 7/15/23(1)	2,305,000	2,302,119
Transocean, Inc., 7.50%, 1/15/26(1)	1,300,000	1,147,250
Transocean, Inc., 7.50%, 4/15/31	250,000	190,625
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26(1)	825,000	796,125
Weatherford International LLC, 9.875%, 3/1/25(1)	350,000	214,375
Weatherford International Ltd., 5.125%, 9/15/20	225,000	176,625
Weatherford International Ltd., 7.75%, 6/15/21	1,010,000	762,550
Weatherford International Ltd., 9.875%, 2/15/24	775,000	480,500
		20,021,425
Entertainment — 2.5%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	355,000	313,731
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,200,000	1,032,000
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	425,000	365,500
Cablevision Systems Corp., 5.875%, 9/15/22	300,000	295,500
Cinemark USA, Inc., 5.125%, 12/15/22	785,000	776,169
Cinemark USA, Inc., 4.875%, 6/1/23	300,000	288,750
Clear Channel International BV, 8.75%, 12/15/20(1)	125,000	126,563
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	650,000	637,000
Netflix, Inc., 5.375%, 2/1/21	450,000	456,750
Netflix, Inc., 5.75%, 3/1/24	1,445,000	1,470,287
Netflix, Inc., 5.875%, 2/15/25	625,000	632,031

Netflix, Inc., 4.875%, 4/15/28	175,000	160,125
Netflix, Inc., 5.875%, 11/15/28(1)	100,000	97,693
Netflix, Inc., 6.375%, 5/15/29(1)	2,225,000	2,199,969
Unitymedia GmbH, 6.125%, 1/15/25(1)	1,320,000	1,333,068
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	810,000	759,472
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,330,000	1,223,600
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	1,205,000	1,117,457
WMG Acquisition Corp., 5.625%, 4/15/22(1)	1,201,000	1,202,501
Ziggo Bond Co. BV, 5.875%, 1/15/25(1)	745,000	676,088
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	150,000	131,625
Ziggo BV, 5.50%, 1/15/27(1)	1,525,000	1,368,687
		16,664,566
Equity Real Estate Investment Trusts (REITs) — 1.7%
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	175,000	171,937
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27	175,000	170,188
Equinix, Inc., 5.375%, 4/1/23	2,085,000	2,082,394
Equinix, Inc., 5.75%, 1/1/25	300,000	303,375
FelCor Lodging LP, 6.00%, 6/1/25	1,280,000	1,313,600
Iron Mountain, Inc., 5.75%, 8/15/24	2,055,000	1,957,387
Iron Mountain, Inc., 5.25%, 3/15/28(1)	500,000	443,750
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	765,000	760,219
Sabra Health Care LP / Sabra Capital Corp., 5.50%, 2/1/21	950,000	952,969
SBA Communications Corp., 4.875%, 7/15/22	1,085,000	1,068,725
SBA Communications Corp., 4.00%, 10/1/22	400,000	383,000
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,990,000	1,641,750
		11,249,294
Food and Staples Retailing — 0.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24	1,125,000	1,049,062
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 5.75%, 3/15/25	200,000	176,000
Cumberland Farms, Inc., 6.75%, 5/1/25(1)	375,000	379,688
Ingles Markets, Inc., 5.75%, 6/15/23	200,000	198,500
Rite Aid Corp., 7.70%, 2/15/27	200,000	133,000
US Foods, Inc., 5.875%, 6/15/24(1)	250,000	244,063
		2,180,313
Food Products — 1.5%
B&G Foods, Inc., 5.25%, 4/1/25	890,000	831,037
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	225,000	221,906
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	730,000	718,138
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,065,000	1,021,069
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	3,280,000	3,091,400
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	525,000	477,750
Post Holdings, Inc., 5.75%, 3/1/27(1)	3,350,000	3,157,375
Sigma Holdco BV, 7.875%, 5/15/26(1)	500,000	435,000
		9,953,675
Gas Utilities — 3.1%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21(1)	475,000	448,875
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,145,000	1,154,773
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	750,000	703,125
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	775,000	751,750

Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 7/15/26(1)	250,000	233,750
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	630,000	666,225
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	815,000	812,962
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	500,000	473,900
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	425,000	405,875
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	820,000	793,350
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	1,090,000	1,016,425
DCP Midstream Operating LP, 5.375%, 7/15/25	475,000	465,500
EnLink Midstream Partners LP, 4.40%, 4/1/24	75,000	70,755
EnLink Midstream Partners LP, 4.15%, 6/1/25	300,000	270,949
EnLink Midstream Partners LP, 4.85%, 7/15/26	500,000	451,791
EnLink Midstream Partners LP, 5.60%, 4/1/44	200,000	164,979
EnLink Midstream Partners LP, 5.05%, 4/1/45	300,000	235,666
EnLink Midstream Partners LP, 5.45%, 6/1/47	575,000	467,565
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	325,000	287,625
Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	275,000	237,188
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	125,000	123,125
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	800,000	788,000
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	50,000	47,313
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	550,000	543,125
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	2,115,000	2,125,575
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	175,000	183,750
SemGroup Corp., 7.25%, 3/15/26	525,000	493,500
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	475,000	450,063
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 11/15/23	375,000	343,125
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,350,000	1,289,250
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	425,000	393,125
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)	250,000	242,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	650,000	629,688
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	300,000	289,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,215,000	1,128,431
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	1,205,000	1,135,712
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	225,000	219,938
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	450,000	405,000
		20,943,748
Health Care Equipment and Supplies — 0.5%
Agiliti Health, Inc., 7.625%, 8/15/20	525,000	521,719
Avantor, Inc., 6.00%, 10/1/24(1)	425,000	418,625
Avantor, Inc., 9.00%, 10/1/25(1)	825,000	827,062
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	630,000	544,950
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	355,000	271,575
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	800,000	724,000
		3,307,931
Health Care Providers and Services — 4.1%
Centene Corp., 5.625%, 2/15/21	1,445,000	1,452,225
Centene Corp., 6.125%, 2/15/24	970,000	995,462
Centene Corp., 5.375%, 6/1/26(1)	1,100,000	1,072,500
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	815,000	374,900
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	50,000	49,500

CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	422,000	310,170
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/30/23(1)	1,110,000	860,250
DaVita, Inc., 5.75%, 8/15/22	1,625,000	1,620,937
Encompass Health Corp., 5.75%, 11/1/24	340,000	337,875
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,925,000	1,669,937
HCA, Inc., 6.50%, 2/15/20	2,500,000	2,568,750
HCA, Inc., 7.50%, 2/15/22	1,925,000	2,050,125
HCA, Inc., 5.875%, 3/15/22	610,000	626,775
HCA, Inc., 5.00%, 3/15/24	275,000	272,938
HCA, Inc., 7.69%, 6/15/25	1,730,000	1,846,775
HCA, Inc., 5.875%, 2/15/26	625,000	623,438
HCA, Inc., 5.375%, 9/1/26	1,825,000	1,779,375
HCA, Inc., 5.625%, 9/1/28	2,750,000	2,660,625
HCA, Inc., 5.50%, 6/15/47	175,000	166,250
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	925,000	864,875
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(2)	1,175,000	1,076,147
Select Medical Corp., 6.375%, 6/1/21	1,600,000	1,602,000
Tenet Healthcare Corp., 5.50%, 3/1/19	303,000	304,061
Tenet Healthcare Corp., 8.125%, 4/1/22	200,000	201,250
Tenet Healthcare Corp., 6.75%, 6/15/23	980,000	923,650
Tenet Healthcare Corp., 4.625%, 7/15/24	881,000	822,634
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	550,000	532,125
		27,665,549
Hotels, Restaurants and Leisure — 6.7%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	3,200,000	2,952,000
Boyd Gaming Corp., 6.875%, 5/15/23	610,000	618,388
Boyd Gaming Corp., 6.375%, 4/1/26	1,725,000	1,675,406
Boyd Gaming Corp., 6.00%, 8/15/26	1,825,000	1,713,219
Boyne USA, Inc., 7.25%, 5/1/25(1)	246,000	255,225
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	3,400,000	2,932,500
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	75,000	75,281
Churchill Downs, Inc., 4.75%, 1/15/28(1)	750,000	682,275
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	875,000	866,250
Eldorado Resorts, Inc., 6.00%, 9/15/26(1)	525,000	497,438
Eldorado Resorts, Inc., 7.00%, 8/1/23	2,315,000	2,384,450
Eldorado Resorts, Inc., 6.00%, 4/1/25	625,000	606,025
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	675,000	617,625
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,150,000	1,170,125
Golden Nugget, Inc., 6.75%, 10/15/24(1)	2,175,000	2,055,375
Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,550,000	1,495,750
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26(1)	1,525,000	1,467,812
International Game Technology plc, 6.25%, 1/15/27(1)	400,000	384,750
IRB Holding Corp., 6.75%, 2/15/26(1)	975,000	855,562
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	1,190,000	1,204,875
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	500,000	516,250
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	200,000	193,500
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	2,775,000	2,823,562
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26(1)	100,000	96,875
Merlin Entertainments plc, 5.75%, 6/15/26(1)	400,000	396,500

MGM Resorts International, 8.625%, 2/1/19	1,015,000	1,021,344
MGM Resorts International, 5.25%, 3/31/20	1,015,000	1,020,075
MGM Resorts International, 6.75%, 10/1/20	250,000	257,500
MGM Resorts International, 6.625%, 12/15/21	500,000	513,750
MGM Resorts International, 7.75%, 3/15/22	505,000	538,456
MGM Resorts International, 6.00%, 3/15/23	1,050,000	1,057,875
MGM Resorts International, 5.75%, 6/15/25	1,825,000	1,770,250
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,900,000	1,783,625
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	825,000	806,437
NCL Corp. Ltd., 4.75%, 12/15/21(1)	442,000	439,790
Scientific Games International, Inc., 6.25%, 9/1/20	1,410,000	1,360,650
Scientific Games International, Inc., 6.625%, 5/15/21	275,000	261,938
Scientific Games International, Inc., 10.00%, 12/1/22	1,390,000	1,412,574
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	475,000	504,545
Station Casinos LLC, 5.00%, 10/1/25(1)	325,000	294,938
Viking Cruises Ltd., 6.25%, 5/15/25(1)	600,000	594,000
Viking Cruises Ltd., 5.875%, 9/15/27(1)	425,000	397,375
VOC Escrow Ltd., 5.00%, 2/15/28(1)	25,000	23,188
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	125,000	116,875
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	950,000	837,187
Wynn Macau Ltd., 4.875%, 10/1/24(1)	800,000	714,000
Wynn Macau Ltd., 5.50%, 10/1/27(1)	800,000	698,000
		44,961,390
Household Durables — 3.4%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	475,000	415,625
Beazer Homes USA, Inc., 8.75%, 3/15/22	795,000	796,987
Beazer Homes USA, Inc., 7.25%, 2/1/23	38,000	35,530
Beazer Homes USA, Inc., 6.75%, 3/15/25	300,000	259,125
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	1,000,000	917,500
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	1,235,000	1,171,706
Century Communities, Inc., 6.875%, 5/15/22	835,000	816,212
FXI Holdings, Inc., 7.875%, 11/1/24(1)	225,000	193,500
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	375,000	329,063
KB Home, 4.75%, 5/15/19	360,000	360,000
KB Home, 8.00%, 3/15/20	360,000	372,600
KB Home, 7.00%, 12/15/21	565,000	577,006
Lennar Corp., 4.50%, 4/30/24	1,805,000	1,710,237
Lennar Corp., 5.00%, 6/15/27	625,000	577,344
Mattamy Group Corp., 6.50%, 10/1/25(1)	450,000	405,000
Meritage Homes Corp., 7.00%, 4/1/22	540,000	555,525
Meritage Homes Corp., 6.00%, 6/1/25	750,000	710,625
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	920,000	844,100
Shea Homes LP / Shea Homes Funding Corp., 6.125%, 4/1/25(1)	50,000	44,500
Taylor Morrison Communities, Inc., 6.625%, 5/15/22	450,000	451,125
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	2,625,000	2,506,875
Toll Brothers Finance Corp., 6.75%, 11/1/19	490,000	496,738
Toll Brothers Finance Corp., 5.875%, 2/15/22	225,000	226,969
TopBuild Corp., 5.625%, 5/1/26(1)	675,000	621,000
TRI Pointe Group, Inc., 5.25%, 6/1/27	625,000	494,531

TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,490,000	2,231,662
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	900,000	846,000
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25	625,000	576,563
William Lyon Homes, Inc., 6.00%, 9/1/23	525,000	475,125
William Lyon Homes, Inc., 5.875%, 1/31/25	1,480,000	1,265,400
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	700,000	686,000
Williams Scotsman International, Inc., 6.875%, 8/15/23(1)	525,000	505,313
		22,475,486
Household Products — 0.3%
Central Garden & Pet Co., 5.125%, 2/1/28	200,000	179,500
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(1)	600,000	552,000
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	350,000	316,750
Prestige Brands, Inc., 6.375%, 3/1/24(1)	200,000	194,000
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	325,000	296,563
Spectrum Brands, Inc., 5.75%, 7/15/25	845,000	806,721
		2,345,534
Independent Power and Renewable Electricity Producers — 0.8%
NRG Energy, Inc., 6.25%, 5/1/24	1,610,000	1,640,187
NRG Energy, Inc., 7.25%, 5/15/26	320,000	334,400
NRG Energy, Inc., 5.75%, 1/15/28	825,000	795,094
Vistra Energy Corp., 7.375%, 11/1/22	2,385,000	2,468,475
Vistra Energy Corp., 5.875%, 6/1/23	75,000	75,375
Vistra Energy Corp., 7.625%, 11/1/24	74,000	78,255
		5,391,786
Industrial Conglomerates — 1.2%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	375,000	372,188
DAE Funding LLC, 4.00%, 8/1/20(1)	725,000	708,687
DAE Funding LLC, 5.25%, 11/15/21(1)	1,175,000	1,158,844
DAE Funding LLC, 4.50%, 8/1/22(1)	1,275,000	1,227,187
DAE Funding LLC, 5.00%, 8/1/24(1)	1,500,000	1,455,000
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	375,000	382,031
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	125,000	121,563
H&E Equipment Services, Inc., 5.625%, 9/1/25	1,350,000	1,243,687
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	400,000	387,000
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	725,000	661,562
TTM Technologies, Inc., 5.625%, 10/1/25(1)	475,000	442,938
		8,160,687
Insurance — 1.0%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	1,150,000	986,125
Aircastle Ltd., 5.125%, 3/15/21	150,000	152,517
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	1,600,000	1,368,000
AssuredPartners, Inc., 7.00%, 8/15/25(1)	700,000	634,396
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(1)	925,000	888,277
Genworth Holdings, Inc., 7.625%, 9/24/21	820,000	813,850
Genworth Holdings, Inc., VRN, 4.62%, (3-month LIBOR plus 2.00%), 11/15/66	450,000	249,750
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23(1)	500,000	488,750
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	650,000	633,750
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	225,000	209,813
		6,425,228

IT Services — 1.2%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	500,000	458,750
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	615,000	607,313
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	755,000	749,337
First Data Corp., 5.00%, 1/15/24(1)	500,000	483,125
First Data Corp., 5.75%, 1/15/24(1)	1,350,000	1,323,459
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	2,485,000	2,261,350
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	1,675,000	1,534,719
Match Group, Inc., 6.375%, 6/1/24	700,000	714,875
		8,132,928
Leisure Products — 0.2%
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	725,000	654,312
Mattel, Inc., 6.75%, 12/31/25(1)	450,000	402,611
		1,056,923
Life Sciences Tools and Services — 0.2%
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	525,000	518,438
IQVIA, Inc., 4.875%, 5/15/23(1)	475,000	467,875
IQVIA, Inc., 5.00%, 10/15/26(1)	200,000	191,750
		1,178,063
Machinery — 0.9%
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	350,000	338,625
Cloud Crane LLC, 10.125%, 8/1/24(1)	575,000	592,250
EnPro Industries, Inc., 5.75%, 10/15/26(1)	500,000	483,750
JB Poindexter & Co., Inc., 7.125%, 4/15/26(1)	725,000	681,500
Mueller Water Products, Inc., 5.50%, 6/15/26(1)	275,000	267,437
Navistar International Corp., 6.625%, 11/1/25(1)	75,000	72,750
SPX FLOW, Inc., 5.625%, 8/15/24(1)	150,000	142,500
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	300,000	297,000
Vertiv Group Corp., 9.25%, 10/15/24(1)	375,000	346,875
Vertiv Intermediate Holding Corp.,12.00% Cash or 13.00% PIK, 2/15/22(1)(2)	2,725,000	2,517,219
		5,739,906
Marine — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	2,485,000	2,373,175
Media — 6.5%
Altice Financing SA, 6.625%, 2/15/23(1)	1,740,000	1,674,750
Altice Financing SA, 7.50%, 5/15/26(1)	1,445,000	1,322,175
Altice Finco SA, 7.625%, 2/15/25(1)	940,000	783,725
Altice France SA, 6.25%, 5/15/24(1)	400,000	374,500
Altice France SA, 7.375%, 5/1/26(1)	2,560,000	2,355,200
Altice France SA, 8.125%, 2/1/27(1)	1,200,000	1,134,000
Altice Luxembourg SA, 7.75%, 5/15/22(1)	3,125,000	2,855,469
AMC Networks, Inc., 5.00%, 4/1/24	450,000	427,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	700,000	695,187
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	525,000	490,875
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	500,000	487,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	100,000	99,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	850,000	817,062
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	3,190,000	3,134,175
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	375,000	361,406

CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27(1)	325,000	316,063
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	270,000	266,625
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	690,000	675,338
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	195,000	194,025
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,225,000	1,231,125
CSC Holdings LLC, 5.125%, 12/15/21(1)	1,775,000	1,743,937
CSC Holdings LLC, 5.375%, 7/15/23(1)	600,000	587,052
CSC Holdings LLC, 5.50%, 5/15/26(1)	630,000	595,350
Digicel Ltd., 6.00%, 4/15/21(1)	300,000	270,750
DISH DBS Corp., 6.75%, 6/1/21	655,000	649,891
DISH DBS Corp., 5.00%, 3/15/23	1,145,000	957,506
DISH DBS Corp., 7.75%, 7/1/26	875,000	726,250
Embarq Corp., 8.00%, 6/1/36	1,550,000	1,410,500
Gray Escrow, Inc., 7.00%, 5/15/27(1)	1,150,000	1,124,033
Gray Television, Inc., 5.125%, 10/15/24(1)	2,250,000	2,080,125
Gray Television, Inc., 5.875%, 7/15/26(1)	450,000	420,660
Lamar Media Corp., 5.00%, 5/1/23	1,010,000	1,010,000
Level 3 Parent LLC, 5.75%, 12/1/22	800,000	787,672
Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 8/15/23(1)	275,000	284,749
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	1,440,000	1,350,000
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	500,000	470,000
Quebecor Media, Inc., 5.75%, 1/15/23	250,000	252,500
Qwest Corp., 6.75%, 12/1/21	450,000	461,209
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 2/15/23(1)	250,000	228,125
Radiate Holdco LLC / Radiate Finance, Inc., 6.625%, 2/15/25(1)	250,000	216,875
Sinclair Television Group, Inc., 5.375%, 4/1/21	720,000	720,000
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	400,000	374,500
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	1,025,000	986,204
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	1,185,000	1,140,562
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/28(1)	800,000	728,000
Townsquare Media, Inc., 6.50%, 4/1/23(1)	1,075,000	993,031
Univision Communications, Inc., 6.75%, 9/15/22(1)	315,000	318,859
UPC Holding BV, 5.50%, 1/15/28(1)	600,000	544,500
Videotron Ltd., 5.00%, 7/15/22	650,000	649,188
Virgin Media Finance plc, 5.75%, 1/15/25(1)	1,660,000	1,566,675
		43,345,153
Metals and Mining — 4.9%
AK Steel Corp., 7.625%, 10/1/21	975,000	884,812
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,060,000	1,081,200
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	576,000
Aleris International, Inc., 10.75%, 7/15/23(1)	700,000	717,010
Allegheny Technologies, Inc., 5.95%, 1/15/21	1,855,000	1,827,175
ArcelorMittal, 6.125%, 6/1/25	1,390,000	1,456,833
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	625,000	563,169
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	625,000	621,875
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	1,590,000	1,434,975
Coeur Mining, Inc., 5.875%, 6/1/24	150,000	132,563
Constellium NV, 6.625%, 3/1/25(1)	2,415,000	2,245,950
Constellium NV, 5.875%, 2/15/26(1)	250,000	223,125

First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	50,000	48,094
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	1,720,000	1,520,050
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	3,000,000	2,501,250
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	1,000,000	806,250
Freeport-McMoRan, Inc., 4.00%, 11/14/21	400,000	390,500
Freeport-McMoRan, Inc., 3.55%, 3/1/22	225,000	213,469
Freeport-McMoRan, Inc., 3.875%, 3/15/23	475,000	440,562
Freeport-McMoRan, Inc., 5.40%, 11/14/34	2,570,000	2,036,725
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,175,000	900,344
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	200,000	196,500
Kinross Gold Corp., 5.125%, 9/1/21	360,000	360,900
Kinross Gold Corp., 4.50%, 7/15/27	525,000	454,781
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	350,000	352,363
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	400,000	396,412
Novelis Corp., 6.25%, 8/15/24(1)	685,000	645,612
Novelis Corp., 5.875%, 9/30/26(1)	2,025,000	1,797,187
Park-Ohio Industries, Inc., 6.625%, 4/15/27	275,000	262,625
Steel Dynamics, Inc., 5.25%, 4/15/23	510,000	504,900
Taseko Mines Ltd., 8.75%, 6/15/22(1)	1,200,000	1,083,000
Teck Resources Ltd., 4.75%, 1/15/22	1,510,000	1,504,337
Teck Resources Ltd., 8.50%, 6/1/24(1)	685,000	735,519
Teck Resources Ltd., 6.125%, 10/1/35	1,275,000	1,224,000
Teck Resources Ltd., 6.00%, 8/15/40	375,000	350,625
Teck Resources Ltd., 6.25%, 7/15/41	175,000	166,688
Teck Resources Ltd., 5.20%, 3/1/42	1,275,000	1,077,375
United States Steel Corp., 6.875%, 8/15/25	650,000	598,000
United States Steel Corp., 6.25%, 3/15/26	525,000	461,344
		32,794,099
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
iStar, Inc., 5.00%, 7/1/19	343,000	342,143
iStar, Inc., 4.625%, 9/15/20	475,000	464,312
iStar, Inc., 5.25%, 9/15/22	125,000	117,175
Starwood Property Trust, Inc., 4.75%, 3/15/25	300,000	270,750
		1,194,380
Multi-Utilities — 1.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,045,000	930,050
Calpine Corp., 5.375%, 1/15/23	3,540,000	3,327,600
Calpine Corp., 5.875%, 1/15/24(1)	225,000	221,062
Calpine Corp., 5.50%, 2/1/24	360,000	330,750
Calpine Corp., 5.25%, 6/1/26(1)	800,000	733,000
Clearway Energy Operating LLC, 5.375%, 8/15/24	500,000	477,500
Clearway Energy Operating LLC, 5.75%, 10/15/25(1)	650,000	623,187
Clearway Energy Operating LLC, 5.00%, 9/15/26	175,000	157,938
GenOn Energy, Inc., 9.392%, 12/1/23	425,000	263,500
Talen Energy Supply LLC, 9.50%, 7/15/22(1)	300,000	303,000
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	1,025,000	876,375
		8,243,962
Multiline Retail — 0.1%
JC Penney Corp., Inc., 8.625%, 3/15/25(1)	600,000	324,000

JC Penney Corp., Inc., 6.375%, 10/15/36	625,000	203,125
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	375,000	156,563
Neiman Marcus Group Ltd. LLC, 8.75% Cash or 9.50% PIK, 10/15/21(1)(2)	550,000	233,750
		917,438
Oil, Gas and Consumable Fuels — 11.3%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	962,000	601,250
Antero Resources Corp., 5.125%, 12/1/22	1,695,000	1,599,656
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	1,008,000	1,036,022
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	850,000	773,500
Bruin E&P Partners LLC, 8.875%, 8/1/23(1)	1,200,000	1,072,500
California Resources Corp., 8.00%, 12/15/22(1)	1,930,000	1,312,400
Callon Petroleum Co., 6.125%, 10/1/24	1,075,000	1,005,125
Callon Petroleum Co., 6.375%, 7/1/26	800,000	748,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,340,000	1,246,200
Cenovus Energy, Inc., 6.75%, 11/15/39	1,300,000	1,273,417
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	525,000	490,875
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	675,000	486,000
Chesapeake Energy Corp., 6.625%, 8/15/20	1,175,000	1,142,687
Chesapeake Energy Corp., 6.875%, 11/15/20	1,125,000	1,096,875
Chesapeake Energy Corp., 8.00%, 1/15/25	2,050,000	1,819,375
Citgo Holding, Inc., 10.75%, 2/15/20(1)	2,040,000	2,085,900
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21	1,600,000	920,000
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 3/15/24	450,000	86,175
CNX Resources Corp., 5.875%, 4/15/22	1,565,000	1,506,312
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	725,000	795,687
Continental Resources, Inc., 4.90%, 6/1/44	100,000	88,796
Conuma Coal Resources Ltd., 10.00%, 5/1/23(1)	462,000	450,450
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	700,000	605,500
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,050,000	948,937
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,695,000	1,593,300
Denbury Resources, Inc., 6.375%, 8/15/21	1,614,000	1,190,325
Denbury Resources, Inc., 9.25%, 3/31/22(1)	650,000	602,875
Denbury Resources, Inc., 7.50%, 2/15/24(1)	270,000	218,700
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	375,000	363,750
Energy Transfer LP, 7.50%, 10/15/20	725,000	755,812
Energy Transfer LP, 4.25%, 3/15/23	875,000	844,375
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	2,200,000	1,732,500
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	681,000	221,325
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)	3,675,000	1,653,750
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	180,000	75,150
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	275,000	228,250
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	550,000	404,250
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	720,000	594,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	745,000	610,900
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	155,000	125,550
Gulfport Energy Corp., 6.00%, 10/15/24	495,000	440,550
Gulfport Energy Corp., 6.375%, 5/15/25	845,000	750,994
Gulfport Energy Corp., 6.375%, 1/15/26	400,000	347,000
Halcon Resources Corp., 6.75%, 2/15/25	1,100,000	808,500

Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26(1)	1,850,000	1,799,125
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	1,300,000	1,148,875
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	1,025,000	886,625
Jagged Peak Energy LLC, 5.875%, 5/1/26(1)	450,000	420,750
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, 4/1/22	1,025,000	199,875
Jones Energy Holdings LLC / Jones Energy Finance Corp., 9.25%, 3/15/23(1)	475,000	416,813
Laredo Petroleum, Inc., 5.625%, 1/15/22	625,000	564,063
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	1,075,000	1,042,750
Matador Resources Co., 5.875%, 9/15/26	200,000	184,500
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,700,000	1,479,000
MPLX LP, 4.875%, 12/1/24	640,000	652,228
Murphy Oil Corp., 4.45%, 12/1/22	1,190,000	1,123,324
Murphy Oil Corp., 6.875%, 8/15/24	450,000	448,662
Murphy Oil Corp., 5.75%, 8/15/25	260,000	243,615
Murray Energy Corp., 11.25%, 4/15/21(1)	200,000	125,750
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)	3,538,987	1,928,748
Northern Oil and Gas, Inc., 8.50% Cash or 8.50% Cash plus 1.00% PIK, 5/15/23(5)	600,000	580,500
Oasis Petroleum, Inc., 6.50%, 11/1/21	675,000	671,625
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	575,000	484,438
Parkland Fuel Corp., 6.00%, 4/1/26(1)	275,000	259,188
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(1)	625,000	571,094
Peabody Energy Corp., 6.00%, 3/31/22(1)	2,625,000	2,556,094
QEP Resources, Inc., 5.625%, 3/1/26	225,000	187,594
Range Resources Corp., 5.75%, 6/1/21	720,000	700,200
Range Resources Corp., 5.00%, 8/15/22	810,000	727,988
Range Resources Corp., 5.00%, 3/15/23	850,000	751,187
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23(1)	450,000	425,250
Sanchez Energy Corp., 7.75%, 6/15/21	2,955,000	709,200
Sanchez Energy Corp., 6.125%, 1/15/23	1,275,000	235,875
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	1,375,000	1,235,781
SM Energy Co., 6.125%, 11/15/22	580,000	551,000
SM Energy Co., 5.625%, 6/1/25	1,050,000	918,750
SM Energy Co., 6.75%, 9/15/26	850,000	765,000
Southwestern Energy Co., 6.20%, 1/23/25	496,000	445,780
Southwestern Energy Co., 7.50%, 4/1/26	150,000	142,500
SRC Energy, Inc., 6.25%, 12/1/25	675,000	563,625
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,005,000	939,675
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	1,425,000	1,311,000
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23	1,700,000	1,661,750
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	150,000	142,500
Tullow Oil plc, 7.00%, 3/1/25(1)	200,000	186,500
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	850,000	675,750
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	1,000,000	805,000
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	1,500,000	1,492,500
Whiting Petroleum Corp., 5.75%, 3/15/21	945,000	902,475
WildHorse Resource Development Corp., 6.875%, 2/1/25	1,000,000	950,000
Williams Cos., Inc. (The), 4.55%, 6/24/24	2,920,000	2,951,549
WPX Energy, Inc., 6.00%, 1/15/22	633,000	618,758

WPX Energy, Inc., 5.75%, 6/1/26	375,000	341,250
		75,879,574
Paper and Forest Products — 0.2%
Mercer International, Inc., 6.50%, 2/1/24	550,000	540,375
Mercer International, Inc., 7.375%, 1/15/25(1)	450,000	450,000
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	550,000	518,375
		1,508,750
Personal Products†
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	225,000	201,938
Pharmaceuticals — 2.4%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	400,000	366,176
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	1,200,000	1,114,500
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	4,185,000	3,661,875
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	3,400,000	3,395,750
Eagle Holding Co. II LLC, 7.625% Cash or 8.375% PIK, 5/15/22(1)(2)	1,675,000	1,603,812
Elanco Animal Health, Inc., 3.91%, 8/27/21(1)	75,000	75,511
Elanco Animal Health, Inc., 4.27%, 8/28/23(1)	275,000	275,037
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,106,000	848,855
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	1,190,000	859,775
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	1,350,000	1,174,500
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	1,095,000	837,675
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	200,000	193,130
Valeant Pharmaceuticals International, 8.50%, 1/31/27(1)	825,000	802,313
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	825,000	734,250
		15,943,159
Professional Services†
Michael Baker International LLC, 8.75%, 3/1/23(1)	250,000	248,750
Real Estate Management and Development — 0.7%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	375,000	362,813
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	550,000	539,000
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	250,000	236,250
Hunt Cos., Inc., 6.25%, 2/15/26(1)	825,000	706,942
Kennedy-Wilson, Inc., 5.875%, 4/1/24	250,000	235,000
Newmark Group, Inc., 6.125%, 11/15/23(1)	500,000	492,821
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,030,000	1,028,712
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	1,175,000	1,028,125
		4,629,663
Road and Rail — 0.3%
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	550,000	530,750
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	1,240,000	1,204,350
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	525,000	507,938
		2,243,038
Semiconductors and Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	1,215,000	1,306,125
Advanced Micro Devices, Inc., 7.00%, 7/1/24	145,000	149,350
Amkor Technology, Inc., 6.375%, 10/1/22	720,000	723,816
Entegris, Inc., 4.625%, 2/10/26(1)	650,000	601,250
Micron Technology, Inc., 5.50%, 2/1/25	500,000	491,875
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	800,000	792,000

NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,645,000	1,583,312
NXP BV / NXP Funding LLC, 4.625%, 6/1/23(1)	200,000	196,500
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	425,000	428,719
		6,272,947
Software — 0.8%
ACI Worldwide, Inc., 5.75%, 8/15/26(1)	350,000	345,188
CDK Global, Inc., 5.875%, 6/15/26	625,000	628,312
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	647,000	605,754
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	175,000	174,125
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% Cash or 7.875% PIK, 5/1/21(1)(2)	150,000	146,625
Infor US, Inc., 6.50%, 5/15/22	1,695,000	1,645,675
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	960,000	751,200
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,200,000	795,000
		5,091,879
Specialty Retail — 1.7%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	1,423,000	1,145,515
Asbury Automotive Group, Inc., 6.00%, 12/15/24	2,275,000	2,189,688
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	1,195,000	1,211,431
Carlson Travel, Inc., 9.50%, 12/15/24(1)	800,000	730,000
Carvana Co., 8.875%, 10/1/23(1)	650,000	591,500
Herc Rentals, Inc., 7.50%, 6/1/22(1)	708,000	743,400
Herc Rentals, Inc., 7.75%, 6/1/24(1)	422,000	442,045
L Brands, Inc., 5.25%, 2/1/28	125,000	107,031
Lithia Motors, Inc., 5.25%, 8/1/25(1)	325,000	300,219
Penske Automotive Group, Inc., 3.75%, 8/15/20	425,000	416,500
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	1,525,000	1,549,781
United Rentals North America, Inc., 5.875%, 9/15/26	125,000	118,281
United Rentals North America, Inc., 6.50%, 12/15/26	450,000	444,375
United Rentals North America, Inc., 5.50%, 5/15/27	1,420,000	1,320,600
United Rentals North America, Inc., 4.875%, 1/15/28	350,000	308,000
		11,618,366
Technology Hardware, Storage and Peripherals — 0.9%
Ascend Learning LLC, 6.875%, 8/1/25(1)	250,000	240,625
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	582,000	592,633
EMC Corp., 2.65%, 6/1/20	420,000	403,454
Everi Payments, Inc., 7.50%, 12/15/25(1)	900,000	853,875
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	1,150,000	1,128,437
MSCI, Inc., 5.375%, 5/15/27(1)	125,000	122,656
NCR Corp., 5.00%, 7/15/22	895,000	848,013
Western Digital Corp., 4.75%, 2/15/26	2,225,000	1,938,531
		6,128,224
Textiles, Apparel and Luxury Goods — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	600,000	563,550
Thrifts and Mortgage Finance — 0.2%
MGIC Investment Corp., 5.75%, 8/15/23	200,000	199,750
Radian Group, Inc., 7.00%, 3/15/21	470,000	490,563
Radian Group, Inc., 4.50%, 10/1/24	625,000	569,531
		1,259,844

Trading Companies and Distributors — 0.3%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	800,000	706,000
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	200,000
Fly Leasing Ltd., 5.25%, 10/15/24	400,000	363,000
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	650,000	609,375
		1,878,375
Transportation Infrastructure — 0.4%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)	1,120,000	1,038,800
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	800,000	746,000
Algeco Global Finance plc, 8.00%, 2/15/23(1)	600,000	562,500
		2,347,300
Wireless Telecommunication Services — 1.5%
Digicel Group Ltd., 8.25%, 9/30/20(1)	3,714,000	2,525,520
GTH Finance BV, 7.25%, 4/26/23(1)	2,020,000	2,075,318
Sprint Communications, Inc., 9.25%, 4/15/22	675,000	774,562
Sprint Communications, Inc., 6.00%, 11/15/22	100,000	98,383
Sprint Corp., 7.875%, 9/15/23	2,235,000	2,299,256
T-Mobile USA, Inc., 6.00%, 3/1/23	825,000	831,130
T-Mobile USA, Inc., 6.00%, 4/15/24	150,000	150,375
T-Mobile USA, Inc., 4.50%, 2/1/26	700,000	644,875
T-Mobile USA, Inc., 4.75%, 2/1/28	600,000	545,250
		9,944,669
TOTAL CORPORATE BONDS (Cost $672,690,165)		613,595,221
BANK LOAN OBLIGATIONS(6) — 2.8%
Building Products†
NCI Building Systems, Inc., 2018 Term Loan, 6.18%, (3-month LIBOR plus 3.75%), 4/12/25	223,875	204,846
Capital Markets — 0.1%
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 4.77%, (1-month LIBOR plus 2.25%), 3/24/25	446,625	431,274
Chemicals — 0.2%
Consolidated Energy Finance, S.A., Term Loan B, 4.93%, (1-month LIBOR plus 2.50%), 5/7/25	820,875	798,301
Venator Materials Corporation, Term Loan B, 5.52%, (1-month LIBOR plus 3.00%), 8/8/24	296,250	284,030
		1,082,331
Commercial Services and Supplies — 0.2%
Aramark Services, Inc., 2018 Term Loan B3, 4.27%, (1-month LIBOR plus 1.75%), 3/11/25	256,482	249,537
Asurion LLC, 2018 Term Loan B6, 5.52%, (1-month LIBOR plus 3.00%), 11/3/23	525,857	505,480
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 6.27%, (1-month LIBOR plus 3.75%), 8/25/24	469,622	458,271
USS Ultimate Holdings, Inc., 2nd Lien Term Loan, 10.27%, (1-month LIBOR plus 7.75%), 8/25/25	175,000	168,437
		1,381,725
Consumer Finance — 0.1%
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 6.27%, (1-month LIBOR plus 3.75%), 10/1/25	600,000	573,750
Diversified Financial Services — 0.1%
Edelman Financial Center, LLC, 2018 1st Lien Term Loan, 5.69%, (3-month LIBOR plus 3.25%), 7/21/25	650,000	628,176
UFC Holdings, LLC, 2nd Lien Term Loan, 10.02%, (1-month LIBOR plus 7.50%), 8/18/24	250,000	248,438
		876,614
Energy Equipment and Services — 0.1%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, 7.52%, (1-month LIBOR plus 5.00%), 5/10/25	744,375	696,921
Food Products — 0.1%
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 6.55%, (3-month LIBOR plus 3.75%), 5/23/25	302,278	294,722

National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 6.55%, (3-month LIBOR plus 3.75%), 5/23/25	95,722	93,328
		388,050
Health Care Providers and Services — 0.2%
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 6.27%, (1-month LIBOR plus 3.75%), 10/10/25	200,000	186,928
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.55%, (3-month LIBOR plus 2.75%), 6/7/23	264,640	251,592
Surgery Center Holdings, Inc., 2017 Term Loan B, 5.78%, (1-month LIBOR plus 3.25%), 9/2/24	395,499	377,950
Wink Holdco, Inc., 1st Lien Term Loan B, 5.52%, (1-month LIBOR plus 3.00%), 12/2/24	396,000	376,943
Wink Holdco, Inc., 2nd Lien Term Loan B, 9.28%, (1-month LIBOR plus 6.75%), 11/3/25	300,000	285,501
		1,478,914
Hotels, Restaurants and Leisure — 0.3%
Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, 5.02%, (1-month LIBOR plus 2.50%), 2/1/24	43,943	41,755
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 5.80%, (3-month LIBOR plus 3.00%), 12/1/23	721,375	696,127
Golden Nugget, Inc., 2017 Incremental Term Loan B, 5.28%, (3-month LIBOR plus 2.75%), 10/4/23	169,845	164,053
Golden Nugget, Inc., 2017 Incremental Term Loan B, 5.19%, (3-month LIBOR plus 2.75%), 10/4/23	134,849	130,250
Marriott Ownership Resorts, Inc., 2018 Term Loan B, 4.77%, (1-month LIBOR plus 2.25%), 8/29/25	575,000	563,500
Scientific Games International, Inc., 2018 Term Loan B5, 5.27%, (1-month LIBOR plus 2.75%), 8/14/24	47,706	44,928
Scientific Games International, Inc., 2018 Term Loan B5, 5.25%, (2-month LIBOR plus 2.75%), 8/14/24	199,365	187,759
Tacala, LLC, 1st Lien Term Loan, 5.77%, (1-month LIBOR plus 3.25%), 1/31/25	123,439	118,810
		1,947,182
Insurance — 0.1%
Genworth Holdings, Inc., Term Loan, 6.96%, (1-month LIBOR plus 4.50%), 3/7/23	397,000	392,038
Hub International Limited, 2018 Term Loan B, 5.24%, (3-month LIBOR plus 2.75%), 4/25/25	273,625	259,132
		651,170
Leisure Products — 0.5%
Life Time, Inc., 2017 Term Loan B, 5.46%, (3-month LIBOR plus 2.75%), 6/10/22	3,146,333	3,039,704
Machinery — 0.2%
Altra Industrial Motion Corp., 2018 Term Loan B, 4.52%, (1-month LIBOR plus 2.00%), 10/1/25	344,776	328,399
Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 6.05%, (3-month LIBOR plus 3.25%), 7/19/24	173,250	167,836
Engineered Machinery Holdings, Inc., USD 2nd Lien Term Loan, 10.05%, (3-month LIBOR plus 7.25%), 7/18/25	172,021	169,871
Navistar International Corporation, 2017 1st Lien Term Loan B, 5.89%, (1-month LIBOR plus 3.50%), 11/6/24	767,506	742,562
		1,408,668
Metals and Mining — 0.1%
Big River Steel LLC, Term Loan B, 7.80%, (3-month LIBOR plus 5.00%), 8/23/23	246,504	244,655
Neenah Foundry Company, 2017 Term Loan, 9.12%, (2-month LIBOR plus 6.50%), 12/13/22	237,904	235,524
Neenah Foundry Company, 2017 Term Loan, 9.00%, (2-month LIBOR plus 6.50%), 12/13/22	206,421	204,357
		684,536
Oil, Gas and Consumable Fuels — 0.4%
BCP Renaissance Parent LLC, 2017 Term Loan B, 6.03%, (3-month LIBOR plus 3.50%), 10/31/24	496,314	484,340
California Resources Corporation, 2017 1st Lien Term Loan, 7.26%, (1-month LIBOR plus 4.75%), 12/31/22	2,025,000	1,977,756
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 6.31%, (1-month LIBOR plus 3.75%), 5/25/25	248,750	230,094
		2,692,190
Pharmaceuticals†
HLF Financing S.a r.l., 2018 Term Loan B, 5.77%, (1-month LIBOR plus 3.25%), 8/18/25	299,250	291,981
Technology Hardware, Storage and Peripherals†
Western Digital Corporation, 2018 Term Loan B4, 4.26%, (1-month LIBOR plus 1.75%), 4/29/23	185,530	177,491
Textiles, Apparel and Luxury Goods†
ASP Unifrax Holdings Inc., Term Loan B, 10/10/25(7)	200,000	190,250

Trading Companies and Distributors — 0.1%
Foundation Building Materials Holding Company LLC, 2018 Term Loan B, 5.71%, (1-month LIBOR plus 3.25%), 8/13/25	600,000	567,000
TOTAL BANK LOAN OBLIGATIONS (Cost $19,387,277)		18,764,597
PREFERRED STOCKS — 2.3%
Automobiles†
General Motors Financial Co., Inc., 5.75%	225,000	178,988
Banks — 1.3%
Bank of America Corp., 6.25%	3,775,000	3,734,419
Bank of America Corp., 5.875%	200,000	182,334
Bank of Nova Scotia (The), 4.65%	325,000	281,937
Citigroup, Inc., 5.90%	700,000	654,150
Citigroup, Inc., 6.25%	2,175,000	2,085,716
Lloyds Banking Group plc, 6.66%(1)	1,985,000	1,956,456
		8,895,012
Capital Markets — 0.1%
Charles Schwab Corp. (The), 5.00%	825,000	694,238
Diversified Financial Services — 0.5%
Goldman Sachs Group, Inc. (The), 5.375%	750,000	725,640
JPMorgan Chase & Co., 5.99%	986,000	976,140
JPMorgan Chase & Co., 6.10%	1,100,000	1,094,500
JPMorgan Chase & Co., 6.125%	275,000	273,281
		3,069,561
Gas Utilities — 0.4%
Energy Transfer Operating LP, 6.625%	350,000	289,406
Energy Transfer Operating LP, 6.25%	1,050,000	880,687
Plains All American Pipeline LP, 6.125%	425,000	358,063
Summit Midstream Partners LP, 9.50%	1,000,000	942,500
		2,470,656
TOTAL PREFERRED STOCKS (Cost $17,090,195)		15,308,455
CONVERTIBLE BONDS — 0.3%
Banks — 0.1%
Barclays Bank plc, 7.625%, 11/21/22	830,000	861,644
Lloyds Banking Group plc, VRDN, 7.50%, 9/27/25	200,000	193,540
		1,055,184
Diversified Financial Services — 0.2%
Barclays plc, VRDN, 7.75%, 9/15/23	200,000	192,884
Royal Bank of Scotland Group plc, VRDN, 8.625%, 8/15/21	600,000	622,500
Royal Bank of Scotland Group plc, VRDN, 8.00%, 8/10/25	200,000	200,000
		1,015,384
Oil, Gas and Consumable Fuels†
Chesapeake Energy Corp., 5.50%, 9/15/26	175,000	141,288
TOTAL CONVERTIBLE BONDS (Cost $2,353,090)		2,211,856
ASSET-BACKED SECURITIES — 0.1%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24 (Cost $633,301)	595,807	620,354
COMMON STOCKS — 0.1%
Media†
Cumulus Media, Inc., Class A(3)	2,563	27,680

Oil, Gas and Consumable Fuels†
Denbury Resources, Inc.(3)	70,284	120,186
Software — 0.1%
Avaya Holdings Corp.(3)	32,219	469,109
TOTAL COMMON STOCKS (Cost $807,937)		616,975
TEMPORARY CASH INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $10,191,089)	10,191,089	10,191,089
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $723,153,054)		661,308,547
OTHER ASSETS AND LIABILITIES — 1.3%		8,534,123
TOTAL NET ASSETS — 100.0%		$669,842,670

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $338,068,157, which represented 50.5% of total net assets.

(2)	The security's rate was paid in cash at the last payment date.

(3)	Non-income producing.

(4)	Security is in default.

(5)	The security's rate was paid in kind or a combination of cash and in kind at the last payment date.

(6)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(7)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	613,595,221	—
Bank Loan Obligations	—	18,764,597	—
Preferred Stocks	—	15,308,455	—
Convertible Bonds	—	2,211,856	—
Asset-Backed Securities	—	620,354	—
Common Stocks	616,975	—	—
Temporary Cash Investments	10,191,089	—	—
	10,808,064	650,500,483	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Prime Money Market Fund
December 31, 2018

Prime Money Market - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 56.8%
Apple, Inc., 1.70%, 2/22/19	2,000,000	1,997,453
Bank of Montreal, VRN, 2.71%, (3-month LIBOR plus 0.10%), 2/14/19	20,000,000	20,000,000
Bank of Nova Scotia (The), VRN, 2.77%, (3-month LIBOR plus 0.13%), 5/17/19	25,000,000	25,000,000
Bennington Stark Capital Co. LLC, 2.91%, 3/14/19 (LOC: Societe Generale SA)(2)	64,481,000	64,109,710
CAFCO LLC, 2.87%, 3/19/19 (LOC: Citibank N.A.)(2)	5,000,000	4,969,949
CAFCO LLC, 2.86%, 3/20/19 (LOC: Citibank N.A.)(2)	23,253,000	23,111,715
CAFCO LLC, 2.88%, 3/29/19 (LOC: Citibank N.A.)(2)	13,000,000	12,911,405
Canadian Imperial Bank of Commerce, VRN, 2.60%, (3-month LIBOR plus 0.16%), 4/18/19(2)	25,000,000	25,000,000
Chariot Funding LLC, 2.46%, 2/4/19 (LOC: JPMorgan Chase Bank N.A.)(2)	10,000,000	9,977,333
Chariot Funding LLC, 2.68%, 2/26/19 (LOC: JPMorgan Chase Bank N.A.)(2)	17,000,000	16,930,716
Chariot Funding LLC, 2.78%, 2/27/19 (LOC: JPMorgan Chase Bank N.A.)(2)	25,000,000	24,892,333
Chariot Funding LLC, 2.74%, 3/6/19 (LOC: JPMorgan Chase Bank N.A.)(2)	8,000,000	7,961,884
Chesham Finance Ltd / Chesham Finance LLC, 2.43%, 1/2/19 (LOC: HSBC Bank plc)(2)	50,000,000	49,996,666
Coca-Cola Co., 2.45%, 1/23/19(2)	15,000,000	14,978,000
CRC Funding LLC, 2.45%, 1/8/19 (LOC: Citibank N.A.)(2)	18,000,000	17,991,600
CRC Funding LLC, 2.83%, 3/4/19 (LOC: Citibank N.A.)(2)	12,583,000	12,522,972
CRC Funding LLC, 2.91%, 4/3/19 (LOC: Citibank N.A.)	19,000,000	18,862,102
Crown Point Capital Co. LLC, Series A, 2.52%, 3/5/19 (LOC: Credit Suisse AG)(2)	25,000,000	25,000,000
Crown Point Capital Co. LLC, Series A, VRN, 2.66%, (1-month LIBOR plus 0.20%), 1/18/19 (LOC: Credit Suisse AG)(2)	35,000,000	35,000,000
Fairway Finance Co. LLC, 2.70%, 2/19/19 (LOC: Bank of Montreal)(2)	20,000,000	19,928,133
Fairway Finance Co. LLC, VRN, 2.54%, (1-month LIBOR plus 0.15%), 4/10/19 (LOC: Bank of Montreal)(2)	15,000,000	15,000,000
Fairway Finance Co. LLC, VRN, 2.59%, (1-month LIBOR plus 0.24%), 5/1/19 (LOC: Bank of Montreal)(2)	15,500,000	15,500,000
Liberty Street Funding LLC, 2.54%, 1/3/19 (LOC: Bank of Nova Scotia)(2)	7,969,000	7,967,898
Liberty Street Funding LLC, 2.49%, 1/28/19 (LOC: Bank of Nova Scotia)(2)	41,000,000	40,924,970
LMA-Americas LLC, 2.62%, 2/1/19 (LOC: Credit Agricole Corporate and Investment Bank)	24,000,000	23,946,887
LMA-Americas LLC, 2.86%, 2/26/19 (LOC: Credit Agricole Corporate and Investment Bank)	18,000,000	17,921,600
LMA-Americas LLC, 2.92%, 3/27/19 (LOC: Credit Agricole Corporate and Investment Bank)	12,000,000	11,918,967
Old Line Funding LLC, 2.58%, 1/15/19 (LOC: Royal Bank of Canada)(2)	3,300,000	3,296,753
Old Line Funding LLC, 2.58%, 1/16/19 (LOC: Royal Bank of Canada)(2)	3,611,000	3,607,193
Old Line Funding LLC, 2.70%, 2/14/19 (LOC: Royal Bank of Canada)	25,000,000	24,919,333
Old Line Funding LLC, 2.87%, 3/19/19 (LOC: Royal Bank of Canada)(2)	23,930,000	23,786,174
Ridgefield Funding Co. LLC, 3.07%, 6/5/19 (LOC: BNP Paribas)(2)	20,000,000	19,743,389
Ridgefield Funding Co. LLC, Series A1, VRN, 2.55%, (1-month LIBOR plus 0.16%), 3/8/19 (LOC: BNP Paribas)(2)	35,000,000	35,000,000
Thunder Bay Funding LLC, VRN, 2.625%, (1-month LIBOR plus 0.17%), 4/18/19 (LOC: Royal Bank of Canada)(2)	25,000,000	25,000,000
Toronto-Dominion Bank (The), VRN, 2.57%, (1-month LIBOR plus 0.18%), 5/9/19(2)	20,000,000	20,000,000
Toyota Credit Canada, Inc, 2.49%, 1/14/19 (LOC: Toyota Financial Services Corp.)	10,000,000	9,991,189
Toyota Credit Canada, Inc., 2.46%, 2/1/19 (LOC: Toyota Financial Services Corp.)	20,000,000	19,958,667
Toyota Motor Credit Corp., 2.87%, 3/18/19 (LOC: Toyota Financial Services Corp.)	30,000,000	29,822,033
TOTAL COMMERCIAL PAPER		779,447,024
CORPORATE BONDS(3) — 12.9%
Bank of Montreal, MTN, 2.375%, 1/25/19	5,000,000	4,998,457
CHS Properties, Inc., VRDN, 2.46%, 1/7/19 (LOC: Wells Fargo Bank N.A.)	815,000	815,000
Cooperatieve Rabobank UA, 2.25%, 1/14/19	3,000,000	2,999,791
Cypress Bend Real Estate Development Co. LLC, VRDN, 2.49%, 1/7/19 (LOC: FHLB)	21,075,000	21,075,000

D & I Properties LLC, VRDN, 2.45%, 1/7/19 (LOC: Wells Fargo Bank N.A.)	3,350,000	3,350,000
East Grand Office Park LP, VRDN, 2.55%, 1/7/19 (LOC: FHLB)	3,840,000	3,840,000
Fiore Capital LLC, VRDN, 2.45%, 1/7/19 (LOC: Wells Fargo Bank N.A.)	13,530,000	13,530,000
First Baptist Church of Opelika, VRDN, 2.50%, 1/7/19 (LOC: FHLB)	1,900,000	1,900,000
General Secretariat of the Organization of American States, VRDN, 2.45%, 1/8/19 (LOC: Bank of America N.A.)	16,100,000	16,100,000
HHH Investment Co., VRDN, 2.45%, 1/7/19 (LOC: Bank of the West)	13,395,000	13,395,000
Labcon North America, VRDN, 2.53%, 1/7/19 (LOC: Bank of the West)	2,190,000	2,190,000
Lakeport Group LLC, VRDN, 2.53%, 1/7/19 (LOC: MUFG Union Bank N.A.)	2,985,000	2,985,000
Ness Family Partners LP, VRDN, 2.53%, 1/7/19 (LOC: Bank of the West)	5,545,000	5,545,000
Partisan Property, Inc., Series 2014, VRDN, 2.53%, 1/7/19 (LOC: Wells Fargo Bank N.A.)	6,615,000	6,615,000
Providence Health & Services, VRDN, 2.55%, 1/7/19 (LOC: U.S. Bank N.A.)	40,115,000	40,115,000
Relay Relay LLC, VRDN, 2.49%, 1/7/19 (LOC: FHLB)	7,045,000	7,045,000
Sidal Realty Co. LP, VRDN, 2.47%, 1/7/19 (LOC: Wells Fargo Bank N.A.)	5,985,000	5,985,000
World Wildlife Fund, VRDN, 2.46%, 1/7/19 (LOC: JPMorgan Chase Bank N.A.)	25,025,000	25,025,000
TOTAL CORPORATE BONDS		177,508,248
CERTIFICATES OF DEPOSIT — 12.4%
Bank of Nova Scotia (The), 2.56%, 3/12/19	35,000,000	35,000,000
Canadian Imperial Bank of Commerce VRN, 2.82%, (3-month LIBOR plus 0.23%), 2/7/19	35,000,000	35,001,813
MUFG Union Bank N.A., 2.51%, 2/19/19	20,000,000	20,000,000
Toronto-Dominion Bank VRN, 2.85%, (3-month LIBOR plus 0.11%), 9/6/19	20,000,000	20,000,000
Toronto-Dominion Bank VRN, 3.03%, (3-month LIBOR plus 0.23%), 3/19/19	20,000,000	20,000,000
Wells Fargo Bank N.A. VRN, 2.48%, (3-month LIBOR plus 0.07%), 7/2/19	30,000,000	30,000,000
Wells Fargo Bank N.A. VRN, 2.80%, (1-month LIBOR plus 0.30%), 7/23/19	10,000,000	10,000,000
TOTAL CERTIFICATES OF DEPOSIT		170,001,813
U.S. TREASURY SECURITIES(1) — 10.2%
U.S. Treasury Bills, 2.39%, 2/26/19(4)	50,000,000	49,815,139
U.S. Treasury Bills, 2.52%, 4/4/19	25,000,000	24,844,226
U.S. Treasury Notes, VRN, 2.55%, (3-month USBMMY plus 0.07%), 4/30/19	5,000,000	5,000,082
U.S. Treasury Notes, VRN, 2.48%, (3-month USBMMY), 1/31/20	5,000,000	4,999,130
U.S. Treasury Notes, VRN, 2.51%, (3-month USBMMY plus 0.03%), 4/30/20	15,000,000	15,001,534
U.S. Treasury Notes, VRN, 2.52%, (3-month USBMMY plus 0.04%), 7/31/20	30,000,000	29,999,624
U.S. Treasury Notes, VRN, 2.53%, (3-month USBMMY plus 0.04%), 10/31/20	10,000,000	9,999,016
TOTAL U.S. TREASURY SECURITIES		139,658,751
MUNICIPAL SECURITIES — 9.5%
Alameda Public Financing Authority Rev., (Alameda Point Improvement Project), VRDN, 2.24%, 1/7/19 (LOC: MUFG Union Bank N.A.)	2,950,000	2,950,000
California Infrastructure & Economic Development Bank Rev., VRDN, 2.75%, 1/7/19 (LOC: Bank of the West)	4,865,000	4,865,000
City of Philadelphia, 2.73%, 3/6/19 (LOC: Wells Fargo Bank N.A.)	18,000,000	18,000,000
Hesperia Public Financing Authority Rev., VRDN, 2.55%, 1/7/19 (LOC: Bank of the West)	3,625,000	3,625,000
Idaho Housing & Finance Association Rev., (Traditions at Boise LLC), VRDN, 2.65%, 1/7/19 (GA: FHLMC)	190,000	190,000
Illinois Housing Development Authority Rev., VRDN, 2.36%, 1/7/19 (SBBPA: FHLB)	4,600,000	4,600,000
Illinois Housing Development Authority Rev., VRDN, 2.47%, 1/7/19 (SBBPA: FHLB)	5,000,000	5,000,000
Macon-Bibb County Industrial Authority Rev., (Bass Pro Outdoor World LLC), VRDN, 2.45%, 1/7/19 (LOC: Bank of America N.A.)(2)	11,970,000	11,970,000
Massachusetts Education Financing Authority, 2.47%, 1/15/19 (LOC: Royal Bank of Canada)	3,000,000	3,000,000
Missouri Development Finance Board Rev., (St. Louis Center), VRDN, 2.55%, 1/7/19 (LOC: U.S. Bank N.A.)	2,230,000	2,230,000
Nassau Health Care Corp. Rev., VRDN, 2.45%, 1/7/19 (LOC: JPMorgan Chase Bank N.A.)	2,905,000	2,905,000
Pasadena Public Financing Authority Rev., VRDN, 2.60%, 1/7/19 (SBBPA: Bank of the West)	7,705,000	7,705,000
South Dakota Housing Development Authority Rev., VRDN, 2.45%, 1/7/19 (SBBPA: South Dakota Housing Development Authority)	25,000,000	25,000,000
State of New York Mortgage Agency Rev., VRDN, 2.38%, 1/7/19 (SBBPA: Barclays Bank plc)	10,000,000	10,000,000

State of Texas GO, VRDN, 2.50%, 1/7/19 (SBBPA: U.S. Bank N.A.)	14,750,000	14,750,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Co.), VRDN, 2.75%, 1/7/19 (LOC: Wells Fargo Bank N.A.)	145,000	145,000
Traer Creek Metropolitan District Rev., VRDN, 2.55%, 1/7/19 (LOC: BNP Paribas)	7,413,000	7,413,000
Washington State Housing Finance Commission Rev., (Traditions at South Hill LLC), VRDN, 2.65%, 1/7/19 (LIQ FAC: FHLMC)	120,000	120,000
Westchester County Healthcare Corp. Rev., (Senior Lien), VRDN, 2.40%, 1/7/19 (LOC: TD Bank N.A.)	3,205,000	3,205,000
Westmoreland County Industrial Development Authority Rev., (Excela Health), VRDN, 2.56%, 1/7/19 (LOC: PNC Bank N.A.)	1,685,000	1,685,000
Wilkes-Barre GO, VRDN, 2.56%, 1/7/19 (LOC: PNC Bank N.A.)	1,560,000	1,560,000
TOTAL MUNICIPAL SECURITIES		130,918,000
TOTAL INVESTMENT SECURITIES — 101.8%		1,397,533,836
OTHER ASSETS AND LIABILITIES — (1.8)%		(25,315,001)
TOTAL NET ASSETS — 100.0%		$1,372,218,835

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $587,078,793, which represented 42.8% of total net assets.

(3)	Instruments may be payable upon demand and accrue interest based upon a predetermined money market rate. Interest reset date is indicated. Rate shown is effective at period end.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
December 31, 2018

Short Duration - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 37.2%
Aerospace and Defense — 0.5%
United Technologies Corp., 1.50%, 11/1/19	2,000,000	1,976,200
Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	740,000	727,975
Schaeffler Finance BV, 4.75%, 5/15/23(1)	800,000	770,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	476,000	473,927
		1,971,902
Automobiles — 1.6%
Daimler Finance North America LLC, 2.30%, 1/6/20(1)	1,000,000	989,172
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	1,196,000	1,194,072
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	1,000,000	983,571
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19	800,000	800,005
General Motors Financial Co., Inc., 3.10%, 1/15/19	1,000,000	999,969
General Motors Financial Co., Inc., 3.20%, 7/6/21	1,500,000	1,466,023
		6,432,812
Banks — 6.0%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	400,000	396,280
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	1,000,000	980,702
Bank of America Corp., VRN, 3.00%, 12/20/23	2,713,000	2,635,393
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,000,000	996,756
Barclays Bank plc, 5.14%, 10/14/20	850,000	859,405
Barclays plc, 2.75%, 11/8/19	1,000,000	993,488
Capital One N.A., 2.35%, 1/31/20	1,230,000	1,214,586
Citibank N.A., 2.125%, 10/20/20	1,000,000	980,251
Citigroup, Inc., 2.05%, 6/7/19	3,000,000	2,987,680
Discover Bank, 3.10%, 6/4/20	1,500,000	1,490,017
Fifth Third Bank, 2.30%, 3/15/19	1,000,000	998,779
HSBC Bank plc, 4.125%, 8/12/20(1)	2,015,000	2,038,890
Huntington National Bank (The), 2.20%, 4/1/19	1,000,000	998,087
JPMorgan Chase & Co., 2.25%, 1/23/20	2,000,000	1,980,163
QNB Finansbank AS, MTN, 6.25%, 4/30/19	650,000	652,333
Royal Bank of Canada, 2.15%, 10/26/20	1,460,000	1,437,328
Wells Fargo & Co., 2.15%, 1/15/19	2,400,000	2,399,316
		24,039,454
Beverages — 1.2%
Constellation Brands, Inc., 2.00%, 11/7/19	1,800,000	1,778,224
Constellation Brands, Inc., 3.875%, 11/15/19	830,000	833,273
Molson Coors Brewing Co., 1.90%, 3/15/19	2,000,000	1,994,408
		4,605,905
Biotechnology — 1.1%
AbbVie, Inc., 2.50%, 5/14/20	1,000,000	990,694
Amgen, Inc., 1.90%, 5/10/19	2,000,000	1,991,821
Celgene Corp., 2.25%, 5/15/19	1,000,000	997,154

Gilead Sciences, Inc., 1.85%, 9/20/19	440,000	436,119
		4,415,788
Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	3,000,000	2,970,213
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	500,000	511,204
		3,481,417
Chemicals — 1.0%
Ashland LLC, 4.75%, 8/15/22	960,000	949,200
Ecolab, Inc., 2.00%, 1/14/19	1,000,000	999,625
Sherwin-Williams Co. (The), 2.25%, 5/15/20	2,000,000	1,969,749
		3,918,574
Commercial Services and Supplies — 0.1%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	500,000	480,000
Communications Equipment — 0.2%
Cisco Systems, Inc., 1.60%, 2/28/19	1,000,000	997,969
Consumer Finance — 1.4%
Ally Financial, Inc., 3.50%, 1/27/19	1,050,000	1,049,869
American Express Credit Corp., MTN, 2.25%, 5/5/21	1,500,000	1,468,340
CIT Group, Inc., 5.00%, 8/15/22	500,000	494,375
PNC Bank N.A., 1.95%, 3/4/19	1,000,000	998,281
Synchrony Financial, 2.60%, 1/15/19	1,525,000	1,524,493
		5,535,358
Containers and Packaging — 0.7%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	800,000	759,832
Ball Corp., 4.375%, 12/15/20	1,000,000	1,006,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	872,197	871,107
		2,637,189
Diversified Financial Services — 1.3%
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	1,000,000	990,479
Morgan Stanley, MTN, 5.625%, 9/23/19	3,000,000	3,044,984
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(1)	1,000,000	989,495
		5,024,958
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 2.30%, 3/11/19	500,000	499,134
AT&T, Inc., 2.45%, 6/30/20	1,750,000	1,727,580
Deutsche Telekom International Finance BV, 6.00%, 7/8/19	1,000,000	1,013,772
Orange SA, 2.75%, 2/6/19	1,000,000	999,434
		4,239,920
Electric Utilities — 0.2%
American Electric Power Co., Inc., 2.15%, 11/13/20	1,000,000	980,304
Entertainment — 0.2%
Walt Disney Co. (The), 1.65%, 1/8/19	1,000,000	999,778
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.40%, 2/15/19	2,000,000	2,001,189
VEREIT Operating Partnership LP, 3.00%, 2/6/19	500,000	499,712
VEREIT Operating Partnership LP, 4.125%, 6/1/21	500,000	504,842
		3,005,743
Food and Staples Retailing — 0.6%
Kroger Co. (The), 2.00%, 1/15/19	1,000,000	999,560

Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	1,370,000	1,351,212
		2,350,772
Food Products — 0.8%
Conagra Brands, Inc., 3.80%, 10/22/21	1,000,000	1,000,968
Kraft Heinz Foods Co., 5.375%, 2/10/20	1,000,000	1,023,006
Tyson Foods, Inc., 2.65%, 8/15/19	1,000,000	994,988
		3,018,962
Gas Utilities — 1.6%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	750,000	756,401
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	400,000	407,669
Energy Transfer Operating LP, 4.15%, 10/1/20	1,179,000	1,186,369
Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	1,000,000	999,486
Magellan Midstream Partners LP, 6.55%, 7/15/19	800,000	811,928
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,310,000	1,349,997
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	750,000	745,312
		6,257,162
Health Care Equipment and Supplies — 1.2%
Becton Dickinson and Co., 2.13%, 6/6/19	2,000,000	1,988,565
Becton Dickinson and Co., 2.68%, 12/15/19	1,000,000	990,735
Stryker Corp., 2.00%, 3/8/19	2,000,000	1,996,950
		4,976,250
Health Care Providers and Services — 3.3%
Anthem, Inc., 2.50%, 11/21/20	1,000,000	986,518
Cardinal Health, Inc., 1.95%, 6/14/19	1,130,000	1,124,310
Cigna Corp., 3.20%, 9/17/20(1)	2,000,000	1,992,242
CVS Health Corp., 3.35%, 3/9/21	3,000,000	2,991,539
DaVita, Inc., 5.75%, 8/15/22	630,000	628,425
Express Scripts Holding Co., 2.60%, 11/30/20	2,000,000	1,969,236
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	850,000	851,300
HCA, Inc., 4.25%, 10/15/19	500,000	499,688
Tenet Healthcare Corp., 4.75%, 6/1/20	1,000,000	1,001,350
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,000,000	997,500
		13,042,108
Hotels, Restaurants and Leisure — 0.5%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	900,000	873,000
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,000,000	981,907
		1,854,907
Household Durables — 0.9%
D.R. Horton, Inc., 2.55%, 12/1/20	1,000,000	976,187
Lennar Corp., 2.95%, 11/29/20	1,500,000	1,457,100
Newell Brands, Inc., 2.60%, 3/29/19	188,000	187,698
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	990,000	985,050
		3,606,035
Household Products — 0.3%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,008,000	1,023,120
Insurance — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	500,000	500,009
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	1,000,000	1,007,225
		1,507,234

Internet and Direct Marketing Retail — 0.1%
eBay, Inc., 2.15%, 6/5/20	400,000	395,011
IT Services — 0.5%
DXC Technology Co., 2.875%, 3/27/20	2,000,000	1,983,052
Life Sciences Tools and Services — 0.2%
IQVIA, Inc., 4.875%, 5/15/23(1)	1,000,000	985,000
Machinery — 0.5%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	860,000	843,183
Fortive Corp., 1.80%, 6/15/19	231,000	228,264
Oshkosh Corp., 5.375%, 3/1/25	1,000,000	1,000,000
		2,071,447
Media — 1.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	1,000,000	977,500
Comcast Corp., 3.30%, 10/1/20	2,000,000	2,007,788
Discovery Communications LLC, 2.20%, 9/20/19	500,000	494,863
Discovery Communications LLC, 2.95%, 3/20/23	500,000	479,268
Interpublic Group of Cos., Inc. (The), 3.50%, 10/1/20	2,000,000	2,002,951
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	930,000	935,813
		6,898,183
Metals and Mining — 0.4%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,000,000	1,020,000
Steel Dynamics, Inc., 5.25%, 4/15/23	750,000	742,500
		1,762,500
Multi-Utilities — 0.9%
CenterPoint Energy, Inc., 3.60%, 11/1/21	2,000,000	2,005,428
Sempra Energy, 2.85%, 11/15/20	1,500,000	1,480,737
		3,486,165
Oil, Gas and Consumable Fuels — 1.6%
Anadarko Petroleum Corp., 4.85%, 3/15/21	1,632,000	1,671,753
Antero Resources Corp., 5.375%, 11/1/21	930,000	900,938
Continental Resources, Inc., 5.00%, 9/15/22	400,000	397,606
Encana Corp., 3.90%, 11/15/21	930,000	931,322
Energy Transfer LP, 7.50%, 10/15/20	450,000	469,125
Williams Cos., Inc. (The), 4.125%, 11/15/20	1,000,000	1,008,161
Williams Cos., Inc. (The), 7.875%, 9/1/21	1,000,000	1,093,331
		6,472,236
Pharmaceuticals — 0.4%
Allergan Funding SCS, 3.00%, 3/12/20	1,000,000	996,306
Mylan NV, 2.50%, 6/7/19	550,000	547,473
		1,543,779
Semiconductors and Semiconductor Equipment — 0.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	2,000,000	1,934,418
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	750,000	748,388
		2,682,806
Software — 0.9%
Microsoft Corp., 1.85%, 2/6/20	3,000,000	2,978,359
Symantec Corp., 4.20%, 9/15/20	450,000	446,063
		3,424,422

Specialty Retail — 0.2%
United Rentals North America, Inc., 4.625%, 7/15/23	650,000	640,250
Technology Hardware, Storage and Peripherals — 0.7%
Dell International LLC / EMC Corp., 3.48%, 6/1/19(1)	200,000	199,430
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	500,000	500,692
EMC Corp., 2.65%, 6/1/20	1,000,000	960,605
Hewlett Packard Enterprise Co., 2.10%, 10/4/19(1)	670,000	662,581
Seagate HDD Cayman, 4.25%, 3/1/22	500,000	478,167
		2,801,475
TOTAL CORPORATE BONDS (Cost $149,574,208)		147,526,147
U.S. TREASURY SECURITIES — 19.2%
U.S. Treasury Notes, 2.50%, 5/31/20	8,000,000	7,993,401
U.S. Treasury Notes, 2.50%, 6/30/20	8,000,000	7,994,197
U.S. Treasury Notes, 1.375%, 10/31/20(2)	1,000,000	979,760
U.S. Treasury Notes, 2.375%, 3/15/21	3,000,000	2,992,106
U.S. Treasury Notes, 2.625%, 5/15/21	12,500,000	12,540,870
U.S. Treasury Notes, 2.75%, 9/15/21	9,000,000	9,063,028
U.S. Treasury Notes, 1.875%, 1/31/22	28,000,000	27,506,929
U.S. Treasury Notes, 1.875%, 4/30/22	4,500,000	4,414,858
U.S. Treasury Notes, 2.00%, 11/30/22	3,000,000	2,946,195
TOTAL U.S. TREASURY SECURITIES (Cost $75,939,297)		76,431,344
ASSET-BACKED SECURITIES — 16.3%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 3.33%, (1-month LIBOR plus 0.83%), 5/25/34	2,338,980	2,317,975
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	2,500,000	2,492,886
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A SEQ, 2.50%, 7/20/21(1)	4,420,000	4,379,471
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	671,436
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	342,455	335,788
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.71%, (1-month LIBOR plus 1.25%), 12/17/33(1)	1,196,079	1,199,451
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	9,295	9,292
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	559,051	557,001
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	829,824	845,286
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(1)	2,550,000	2,529,236
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	1,729,000	1,719,410
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	333,694	332,229
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	267,523	263,310
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	188,839	186,054
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	382,568	378,803
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	2,119,744	2,131,219
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.61%, (1-month LIBOR plus 1.15%), 12/17/36(1)	1,300,000	1,295,097
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.41%, (1-month LIBOR plus 0.95%), 3/17/37(1)	2,575,000	2,546,238
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.71%, (1-month LIBOR plus 1.25%), 3/17/37(1)	2,000,000	1,981,248
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.74%, (1-month LIBOR plus 1.28%), 6/17/37(1)	1,450,000	1,440,137
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.61%, (1-month LIBOR plus 1.15%), 7/17/37(1)	1,450,000	1,441,669
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.71%, (1-month LIBOR plus 1.25%), 1/17/38(1)	2,475,000	2,470,817
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	273,682	272,118
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	435,465	435,409
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	398,030	393,303
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	774,561	758,539

MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	422,477	416,211
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	325,378	317,452
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	1,676,830	1,643,370
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	1,865,014	1,883,815
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.86%, (1-month LIBOR plus 1.40%), 1/17/34(1)	599,409	600,565
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	1,071,558	1,051,663
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	2,375,000	2,333,292
Progress Residential Trust, Series 2018-SFR1, Class C, 3.68%, 3/17/35(1)	1,250,000	1,232,096
Progress Residential Trust, Series 2018-SFR2, Class C, 4.04%, 8/17/35(1)	1,775,000	1,773,351
Progress Residential Trust, Series 2018-SFR2, Class D, 4.34%, 8/17/35(1)	1,075,000	1,074,045
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	2,700,000	2,732,426
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(1)	1,775,000	1,795,488
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	355,354	352,531
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	380,524	378,280
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	373,816	370,510
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	314,392	312,850
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	287,621	279,843
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	2,445,657	2,460,900
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(1)	722,486	734,677
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	2,009,413	2,043,256
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(1)	1,314,567	1,284,833
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	2,702,372	2,640,243
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	480,122	468,870
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	1,337,706	1,315,937
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	852,683	837,741
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	918,121	928,814
TOTAL ASSET-BACKED SECURITIES (Cost $64,883,543)		64,646,481
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.1%
Private Sponsor Collateralized Mortgage Obligations — 8.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.07%, 2/25/35	305,407	308,638
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	580,770	585,386
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	444,929	461,435
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.26%, 8/25/34	259,732	252,601
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.29%, 8/25/34	886,046	877,100
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.47%, 8/25/35	253,691	256,526
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, (1-year H15T1Y plus 2.15%), 9/25/35	334,017	338,236
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	133,210	134,216
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	101,328	101,678
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,119	3,024
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	615,219	609,890
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	228,697	229,407
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.30%, 1/25/37	1,090,602	981,225
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.97%, 5/25/34	108,410	110,622
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.11%, 1/25/35	104,079	102,955
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.30%, 9/25/35	639,208	651,765
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.37%, 8/25/35	309,671	303,047
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.99%, 10/25/29(1)	435,016	431,143
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(1)	792,497	787,976

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.44%, 11/21/34	375,893	386,348
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.68%, 2/25/35	344,150	348,443
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(1)	1,236,055	1,216,938
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	1,854,130	1,875,107
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 4.01%, (1-month LIBOR plus 1.50%), 6/25/57(1)	1,946,629	1,988,191
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(1)	1,764,856	1,752,365
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	1,156,178	1,167,391
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	1,663,285	1,673,074
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	923,793	917,173
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	641,008	647,407
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.35%, 7/25/34	120,969	121,308
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.13%, 7/25/36	686,081	665,393
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.67%, 3/25/35	314,541	309,346
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.09%, 8/25/35	496,860	501,484
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.58%, 2/25/34	584,064	605,699
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.42%, 6/25/34	266,622	272,082
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.61%, 9/25/34	167,300	171,774
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	214,554	218,856
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	550,411	549,358
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	544,403	538,245
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.52%, 6/25/35	215,389	227,412
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.51%, 6/25/35	252,885	261,519
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.81%, (1-month LIBOR plus 0.30%), 5/25/35	374,734	356,284
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.42%, 3/25/35	293,689	298,122
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.50%, 10/25/35	1,260,000	1,277,738
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.25%, 4/25/35	255,206	257,835
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	83,737	82,808
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	748,767	733,891
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	511,638	496,334
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	210,509	209,702
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	196,475	195,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 3/25/36	833,258	815,343
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.31%, 7/25/36	152,886	149,619
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.34%, 7/25/36	315,975	318,287
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.43%, 7/25/36	397,030	396,877
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	135,017	135,885
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.75%, 10/25/36	76,356	75,318
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.73%, 10/25/36	67,632	66,699
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.70%, 10/25/36	403,870	398,187
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.86%, 12/25/36	685,858	645,275
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 4.61%, 3/25/36	252,263	255,308
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.14%, 4/25/36	547,383	541,765
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	150,270	146,474
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	623,317	607,571
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	90,368	90,343
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	252,986	250,420
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	21,354	21,638
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	111,113	110,167
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	90,692	89,892

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	571,467	563,023
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	533,578	525,035
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	43,105	44,956
		34,098,301
U.S. Government Agency Collateralized Mortgage Obligations — 6.5%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.76%, (1-month LIBOR plus 3.25%), 5/25/25	550,000	598,012
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.81%, (1-month LIBOR plus 1.30%), 3/25/29	1,000,000	1,001,476
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.86%, (1-month LIBOR plus 1.35%), 3/25/29	1,250,000	1,256,829
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.71%, (1-month LIBOR plus 1.20%), 10/25/29	3,095,425	3,113,555
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	88	88
FNMA, Series 2006-60, Class KF, VRN, 2.81%, (1-month LIBOR plus 0.30%), 7/25/36	716,125	715,274
FNMA, Series 2009-33, Class FB, VRN, 3.33%, (1-month LIBOR plus 0.82%), 3/25/37	810,273	829,070
FNMA, Series 2014-C02, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	507,000	531,596
FNMA, Series 2014-C02, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	1,641,857	1,701,949
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	23,552,472	4,296,805
FNMA, Series 2016-C03, Class 2M2, VRN, 8.41%, (1-month LIBOR plus 5.90%), 10/25/28	492,587	555,517
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	16,082,559	3,737,538
FNMA, Series 2017-C03, Class 1M2, VRN, 5.51%, (1-month LIBOR plus 3.00%), 10/25/29	1,200,000	1,242,960
FNMA, Series 2017-C05, Class 1M2, VRN, 4.71%, (1-month LIBOR plus 2.20%), 1/25/30	750,000	752,286
FNMA, Series 2018-C02, Class 2M1, VRN, 3.16%, (1-month LIBOR plus 0.65%), 8/25/30	1,669,072	1,667,597
FNMA, Series 417, Class C5, IO, 3.50%, 2/25/43	19,902,998	3,888,239
		25,888,791
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,013,088)		59,987,092
COLLATERALIZED LOAN OBLIGATIONS — 4.5%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.17%, (3-month LIBOR plus 1.55%), 5/15/30(1)	725,000	700,367
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.92%, (3-month LIBOR plus 1.45%), 4/20/31(1)	600,000	571,095
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.42%, (3-month LIBOR plus 0.97%), 4/17/31(1)	500,000	492,116
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 4.12%, (3-month LIBOR plus 1.50%), 5/15/31(1)	725,000	711,135
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.47%, (3-month LIBOR plus 1.02%), 4/17/31(1)	575,000	563,828
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.85%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,200,000	1,140,266
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.89%, (3-month LIBOR plus 1.40%), 4/24/31(1)	575,000	555,761
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.41%, (3-month LIBOR plus 0.97%), 4/15/31(1)	600,000	591,074
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.84%, (3-month LIBOR plus 1.40%), 4/18/31(1)	1,500,000	1,447,085
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.59%, (3-month LIBOR plus 1.12%), 7/20/31(1)	300,000	296,089
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, (3-month LIBOR plus 1.15%), 7/20/31(1)	400,000	395,287
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, (3-month LIBOR plus 1.60%), 7/20/31(1)	750,000	730,237
LCM XIV LP, Series 14A, Class AR, VRN, 3.51%, (3-month LIBOR plus 1.04%), 7/20/31(1)	750,000	737,801
LCM XIV LP, Series 2014A, Class BR, VRN, 4.05%, (3-month LIBOR plus 1.58%), 7/20/31(1)	1,250,000	1,221,064
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.96%, (1-month LIBOR plus 1.50%), 5/15/28(1)	918,000	913,987
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.40%, (3-month LIBOR plus 0.95%), 4/19/30(1)	650,000	644,162
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.95%, (3-month LIBOR plus 1.50%), 4/19/30(1)	750,000	738,697
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.42%, (3-month LIBOR plus 0.98%), 4/15/31(1)	1,000,000	986,205
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.40%, (3-month LIBOR plus 0.96%), 4/16/31(1)	1,500,000	1,468,616
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.53%, (3-month LIBOR plus 1.07%), 10/20/28(1)	1,250,000	1,242,582
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.89%, (3-month LIBOR plus 1.40%), 4/25/31(1)	1,000,000	966,354

Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.14%, (3-month LIBOR plus 1.70%), 10/18/31(1)	750,000	735,808
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $18,251,341)		17,849,616
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	1,000,000	1,001,809
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	1,000,000	983,968
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	1,925,000	1,903,524
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	1,000,000	991,085
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.16%, (1-month LIBOR plus 0.70%), 6/15/34(1)	1,350,000	1,331,635
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 5/15/48(1)	2,000,000	1,996,113
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.40%, 7/13/29(1)	1,400,000	1,400,467
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(1)	1,000,000	989,762
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,876,473)		10,598,363
BANK LOAN OBLIGATIONS(3) — 2.1%
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc., 2017 Term Loan B, 4.75%, (1-month LIBOR plus 2.25%), 2/22/24	600,000	571,749
Zayo Group, LLC, 2017 Incremental Term Loan, 4.77%, (1-month LIBOR plus 2.25%), 1/19/24	750,000	720,536
		1,292,285
Health Care Providers and Services — 0.5%
DaVita, Inc., Term Loan B, 6/24/21(4)	1,000,000	995,000
HCA Inc., 2018 Term Loan B10, 4.52%, (1-month LIBOR plus 2.00%), 3/13/25	942,875	926,879
		1,921,879
Hotels, Restaurants and Leisure — 0.7%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.77%, (1-month LIBOR plus 2.25%), 2/16/24	468,738	447,448
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.77%, (1-month LIBOR plus 2.25%), 2/16/24	578,151	551,891
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.27%, (1-month LIBOR plus 2.75%), 12/22/24	417,889	402,666
Hilton Worldwide Finance, LLC, Term Loan B2, 4.26%, (1-month LIBOR plus 1.75%), 10/25/23	912,262	882,938
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.52%, (1-month LIBOR plus 2.00%), 3/21/25	694,643	667,604
		2,952,547
IT Services — 0.2%
First Data Corporation, 2024 USD Term Loan, 4.50%, (1-month LIBOR plus 2.00%), 4/26/24	630,000	603,383
Pharmaceuticals — 0.2%
Catalent Pharma Solutions Inc., USD Term Loan B, 4.77%, (1-month LIBOR plus 2.25%), 5/20/24	536,015	522,347
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.38%, (1-month LIBOR plus 3.00%), 6/2/25	341,139	326,784
		849,131
Technology Hardware, Storage and Peripherals — 0.2%
Western Digital Corporation, 2018 Term Loan B4, 4.26%, (1-month LIBOR plus 1.75%), 4/29/23	903,175	864,040
TOTAL BANK LOAN OBLIGATIONS (Cost $8,808,029)		8,483,265
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.0%
FHLMC, VRN, 4.22%, (1-year H15T1Y plus 2.25%), 9/1/35	366,354	385,307
FHLMC, VRN, 4.39%, (12-month LIBOR plus 1.88%), 7/1/36	44,503	46,715
FHLMC, VRN, 4.63%, (12-month LIBOR plus 1.88%), 7/1/40	190,250	198,867
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40	101,897	103,842
FHLMC, VRN, 3.79%, (12-month LIBOR plus 1.78%), 2/1/41	340,914	351,061
FHLMC, VRN, 4.23%, (12-month LIBOR plus 1.88%), 5/1/41	91,678	95,896
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.87%), 7/1/41	185,591	189,231
FHLMC, VRN, 4.76%, (12-month LIBOR plus 1.88%), 10/1/41	177,796	184,894
FHLMC, VRN, 2.08%, (12-month LIBOR plus 1.65%), 12/1/42	504,619	514,873

FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.65%), 2/1/43	391,816	388,242
FHLMC, VRN, 3.53%, (12-month LIBOR plus 1.64%), 2/1/43	89,636	93,063
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.63%), 5/1/43	65,737	68,082
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43	27,994	28,891
FHLMC, VRN, 4.28%, (12-month LIBOR plus 1.65%), 6/1/43	58,598	60,594
FNMA, VRN, 4.11%, (6-month LIBOR plus 1.57%), 6/1/35	129,308	133,516
FNMA, VRN, 4.11%, (6-month LIBOR plus 1.57%), 6/1/35	262,232	271,249
FNMA, VRN, 4.05%, (12-month LIBOR plus 1.71%), 12/1/37	5,129	5,368
FNMA, VRN, 4.44%, (12-month LIBOR plus 1.69%), 8/1/39	65,011	67,793
FNMA, VRN, 3.57%, (12-month LIBOR plus 1.69%), 1/1/40	36,778	38,431
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41	384,047	391,351
FNMA, VRN, 3.00%, (12-month LIBOR plus 1.82%), 11/1/41	402,393	406,314
		4,023,580
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	1,843	1,985
FNMA, 5.00%, 7/1/20	4,812	4,903
FNMA, 5.50%, 7/1/36	2,013	2,164
		9,052
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,050,570)		4,032,632
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Argentina — 0.3%
Argentine Republic Government International Bond, 6.25%, 4/22/19 (Cost $1,000,000)	1,000,000	1,010,385
TEMPORARY CASH INVESTMENTS — 0.9%
Credit Agricole SA, 2.42%, 1/2/19(5)	651,000	650,914
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $2,704,035), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $2,651,722)		2,651,361
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $454,253), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $442,031)		442,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,744,318)		3,744,275
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $397,140,867)		394,309,600
OTHER ASSETS AND LIABILITIES — 0.7%		2,664,203
TOTAL NET ASSETS — 100.0%		$396,973,803

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	9	USD	10	JPMorgan Chase Bank N.A.	3/20/19	$—

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	586	March 2019	USD	117,200,000	$124,415,125	$719,119
U.S. Treasury 10-Year Notes	5	March 2019	USD	500,000	610,078	6,317
					$125,025,203	$725,436

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	127	March 2019	EUR	12,700,000	$19,283,013	$(55,505)
U.S. Treasury 5-Year Notes	103	March 2019	USD	10,300,000	11,812,812	(153,216)
					$31,095,825	$(208,721)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$4,450,000	$258,872	$(114,781)	$144,091
Markit CDX North America Investment Grade Index Series 30	Sell	1.00%	6/20/23	$6,000,000	86,932	(36,287)	50,645
					$345,804	$(151,068)	$194,736

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $122,854,650, which represented 30.9% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $806,822.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(4)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	147,526,147	—
U.S. Treasury Securities	—	76,431,344	—
Asset-Backed Securities	—	64,646,481	—
Collateralized Mortgage Obligations	—	59,987,092	—
Collateralized Loan Obligations	—	17,849,616	—
Commercial Mortgage-Backed Securities	—	10,598,363	—
Bank Loan Obligations	—	8,483,265	—
U.S. Government Agency Mortgage-Backed Securities	—	4,032,632	—
Sovereign Governments and Agencies	—	1,010,385	—
Temporary Cash Investments	—	3,744,275	—
	—	394,309,600	—
Other Financial Instruments
Futures Contracts	725,436	—	—
Swap Agreements	—	194,736	—
	725,436	194,736	—
Liabilities
Other Financial Instruments
Futures Contracts	153,216	55,505	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
December 31, 2018

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 82.1%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20(1)	62,841,450	61,449,322
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	110,320,716	110,111,139
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	71,666,420	71,352,112
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	362,739,200	352,912,261
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	50,485,500	49,943,702
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	121,940,197	118,389,122
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	101,893,540	98,608,639
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,157,536	5,982,148
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	192,802,720	186,265,755
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	46,318,090	45,569,065
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	40,745,250	39,851,969
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	102,408,705	100,843,217
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	82,416,404	78,951,198
TOTAL U.S. TREASURY SECURITIES (Cost $1,350,378,027)		1,320,229,649
ASSET-BACKED SECURITIES — 4.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	5,200,000	5,185,204
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	2,625,000	2,611,139
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	1,385,385	1,358,416
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.71%, (1-month LIBOR plus 1.25%), 12/17/33(2)	4,261,564	4,273,578
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	1,910,679	1,903,673
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	196,879	196,015
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	781,586	769,277
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,500,843	1,486,073
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.41%, (1-month LIBOR plus 0.95%), 3/17/37(2)	3,875,000	3,831,717
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.61%, (1-month LIBOR plus 1.15%), 7/17/37(2)	6,600,000	6,562,079
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.71%, (1-month LIBOR plus 1.25%), 1/17/38(2)	10,900,000	10,881,577
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(2)	1,971,053	1,970,799
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	732,293	721,432
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	1,258,127	1,227,483
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.86%, (1-month LIBOR plus 1.40%), 1/17/34(2)	2,447,586	2,452,305
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	7,063,000	7,163,458
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	1,431,970	1,420,595
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	359,186	357,068
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(2)	1,514,937	1,501,541
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	1,105,742	1,075,840
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	3,431,806	3,489,716
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	5,000,000	4,845,802
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	2,158,018	2,125,843
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	1,872,788	1,842,311
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	4,032,481	3,940,996
TOTAL ASSET-BACKED SECURITIES (Cost $73,648,886)		73,193,937

CORPORATE BONDS — 3.3%
Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	3,090,000	3,039,788
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	644,000	641,195
		3,680,983
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	1,000,000	998,388
Banks — 0.2%
Banco de Credito del Peru, 2.25%, 10/25/19(2)	1,400,000	1,386,980
QNB Finansbank AS, MTN, 6.25%, 4/30/19	2,200,000	2,207,898
		3,594,878
Chemicals†
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	200,222
Commercial Services and Supplies†
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	650,000	624,000
Containers and Packaging — 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(2)	2,000,000	1,899,580
Ball Corp., 4.375%, 12/15/20	950,000	955,938
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	998,181	996,933
		3,852,451
Gas Utilities — 0.1%
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	274,026
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	1,250,000	1,242,187
		1,516,213
Health Care Providers and Services — 0.6%
DaVita, Inc., 5.75%, 8/15/22	1,515,000	1,511,213
DaVita, Inc., 5.125%, 7/15/24	1,516,000	1,425,040
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(2)	1,580,000	1,582,417
HCA, Inc., 4.25%, 10/15/19	3,280,000	3,277,950
Tenet Healthcare Corp., 4.75%, 6/1/20	2,370,000	2,373,199
		10,169,819
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	1,030,000	999,100
Household Durables — 0.1%
Lennar Corp., 2.95%, 11/29/20	2,350,000	2,282,790
Household Products — 0.1%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,200,000	1,218,000
Life Sciences Tools and Services — 0.2%
IQVIA, Inc., 4.875%, 5/15/23(2)	2,530,000	2,492,050
Media — 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	2,380,000	2,326,450
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	2,450,000	2,465,312
		4,791,762
Metals and Mining — 0.3%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)	3,600,000	3,672,000
Steel Dynamics, Inc., 5.25%, 4/15/23	1,500,000	1,485,000
		5,157,000
Multi-Utilities — 0.1%
IPALCO Enterprises, Inc., 3.45%, 7/15/20	700,000	699,514

Oil, Gas and Consumable Fuels — 0.3%
Encana Corp., 3.90%, 11/15/21	1,100,000	1,101,563
Energy Transfer LP, 7.50%, 10/15/20	727,000	757,898
Petroleos Mexicanos, 6.00%, 3/5/20	160,000	163,120
Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,736,450
		4,759,031
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	1,050,000	1,047,742
Software†
Symantec Corp., 4.20%, 9/15/20	530,000	525,364
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC / EMC Corp., 3.48%, 6/1/19(2)	800,000	797,719
Dell International LLC / EMC Corp., 5.875%, 6/15/21(2)	900,000	901,246
EMC Corp., 2.65%, 6/1/20	1,950,000	1,873,180
Seagate HDD Cayman, 4.25%, 3/1/22	667,000	637,875
		4,210,020
TOTAL CORPORATE BONDS (Cost $54,590,297)		52,819,327
COLLATERALIZED LOAN OBLIGATIONS — 2.7%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.17%, (3-month LIBOR plus 1.55%), 5/15/30(2)	3,250,000	3,139,576
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.92%, (3-month LIBOR plus 1.45%), 4/20/31(2)	3,300,000	3,141,020
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.42%, (3-month LIBOR plus 0.97%), 4/17/31(2)	1,500,000	1,476,349
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 4.12%, (3-month LIBOR plus 1.50%), 5/15/31(2)	4,525,000	4,438,463
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.47%, (3-month LIBOR plus 1.02%), 4/17/31(2)	2,175,000	2,132,740
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.85%, (3-month LIBOR plus 1.40%), 4/17/31(2)	2,275,000	2,161,755
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.89%, (3-month LIBOR plus 1.40%), 4/24/31(2)	2,500,000	2,416,350
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.41%, (3-month LIBOR plus 0.97%), 4/15/31(2)	2,575,000	2,536,692
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.02%, (3-month LIBOR plus 1.55%), 4/20/30(2)	3,000,000	2,915,706
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, (3-month LIBOR plus 1.60%), 7/20/31(2)	3,325,000	3,237,384
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.95%, (3-month LIBOR plus 1.50%), 4/19/30(2)	4,150,000	4,087,454
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.94%, (3-month LIBOR plus 1.50%), 4/15/31(2)	3,300,000	3,226,903
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.19%, (3-month LIBOR plus 1.75%), 4/18/31(2)	3,300,000	3,215,049
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.40%, (3-month LIBOR plus 0.96%), 4/16/31(2)	5,500,000	5,384,925
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $44,652,723)		43,510,366
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Private Sponsor Collateralized Mortgage Obligations — 2.2%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	54,564	56,588
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.07%, 2/25/35	458,111	462,957
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.17%, 11/25/34	687,377	668,608
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	888,572	895,632
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.26%, 8/25/34	288,591	280,668
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.47%, 8/25/35	344,295	348,142
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	466,233	469,756
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	381,161	382,346
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.30%, 1/25/37	518,036	466,082
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	513,721	533,089
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.30%, 9/25/35	383,525	391,059

JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.37%, 8/25/35	734,065	718,363
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.13%, 4/25/35	444,200	450,309
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.01%, 6/25/36	481,497	449,202
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	327,885	350,005
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.68%, 2/25/35	137,660	139,377
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 4.01%, (1-month LIBOR plus 1.50%), 6/25/57(2)	3,244,382	3,313,651
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	952,768	933,969
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	3,853,927	3,891,303
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(2)	3,695,171	3,668,693
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.35%, 7/25/34	997,992	1,000,789
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.25%, (1-month LIBOR plus 0.74%), 9/25/44	505,522	497,202
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.13%, 7/25/36	1,372,162	1,330,785
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	117,334	119,687
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	628,174	612,526
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.52%, 6/25/35	1,087,715	1,148,431
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.42%, 3/25/35	458,378	465,296
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 4.25%, 4/25/35	531,680	537,157
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	465,039	459,878
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	417,458	409,667
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	248,536	245,613
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	701,696	699,007
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	318,764	313,588
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 3/25/36	1,357,388	1,328,204
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.75%, 10/25/36	663,963	654,939
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.73%, 10/25/36	213,942	210,992
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.70%, 10/25/36	288,478	284,419
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 4.61%, 3/25/36	672,700	680,820
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 4.33%, 5/25/36	361,410	370,264
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	236,139	230,174
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	639,791	623,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	607,781	607,615
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	151,792	150,252
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	38,438	38,948
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	788,264	781,556
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	145,107	143,827
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, SEQ, 5.25%, 3/25/37	306,317	312,686
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	360,313	358,277
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	887,005	872,802
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	160,417	153,810
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	269,409	280,975
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)	333,879	333,933
		35,127,548
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FNMA, Series 2014-C02, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	1,550,000	1,625,196
FNMA, Series 2014-C02, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	2,475,161	2,565,752
FNMA, Series 2016-C03, Class 2M2, VRN, 8.41%, (1-month LIBOR plus 5.90%), 10/25/28	1,970,347	2,222,067
		6,413,015
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,187,616)		41,540,563

BANK LOAN OBLIGATIONS(3) — 1.8%
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc., 2017 Term Loan B, 4.75%, (1-month LIBOR plus 2.25%), 2/22/24	3,550,000	3,382,848
Zayo Group, LLC, 2017 Incremental Term Loan, 4.77%, (1-month LIBOR plus 2.25%), 1/19/24	2,350,000	2,257,680
		5,640,528
Food Products — 0.1%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.51%, (1-month LIBOR plus 2.00%), 5/24/24	817,264	789,681
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.51%, (1-month LIBOR plus 2.00%), 5/24/24	252,943	244,406
		1,034,087
Health Care Providers and Services — 0.1%
HCA Inc., 2018 Term Loan B10, 4.52%, (1-month LIBOR plus 2.00%), 3/13/25	1,850,677	1,819,280
Hotels, Restaurants and Leisure — 0.3%
Hilton Worldwide Finance, LLC, Term Loan B2, 4.26%, (1-month LIBOR plus 1.75%), 10/25/23	1,979,609	1,915,975
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.52%, (1-month LIBOR plus 2.00%), 3/21/25	2,947,270	2,832,548
		4,748,523
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc., 2016 Term Loan B, 4.27%, (1-month LIBOR plus 1.75%), 6/30/23	1,392,857	1,343,237
NRG Energy, Inc., 2016 Term Loan B, 6/30/23(4)	1,400,000	1,350,125
		2,693,362
IT Services — 0.2%
First Data Corporation, 2024 USD Term Loan, 4.50%, (1-month LIBOR plus 2.00%), 4/26/24	2,600,000	2,490,150
Media — 0.2%
Charter Communications Operating, LLC, 2017 Term Loan B, 4.53%, (1-month LIBOR plus 2.00%), 4/30/25	1,795,466	1,727,023
CSC Holdings, LLC, 2017 1st Lien Term Loan, 4.71%, (1-month LIBOR plus 2.25%), 7/17/25	1,845,316	1,756,741
		3,483,764
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC, 2017 Term Loan B, 4.53%, (1-month LIBOR plus 2.00%), 9/7/23	2,935,176	2,828,776
Western Digital Corporation, 2018 Term Loan B4, 4.26%, (1-month LIBOR plus 1.75%), 4/29/23	3,523,375	3,370,707
		6,199,483
TOTAL BANK LOAN OBLIGATIONS (Cost $29,303,752)		28,109,177
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.16%, (1-month LIBOR plus 0.70%), 6/15/34(2)	5,800,000	5,721,100
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(2)	2,750,000	2,721,845
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,577,289)		8,442,945
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $2,474,357)	2,350,000	2,132,061
TEMPORARY CASH INVESTMENTS — 2.6%
Federal Home Loan Bank Discount Notes, 2.14%, 1/2/19(5)	41,957,000	41,957,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	212,499	212,499
TOTAL TEMPORARY CASH INVESTMENTS (Cost $42,167,052)		42,169,499
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,646,979,999)		1,612,147,524
OTHER ASSETS AND LIABILITIES — (0.3)%		(4,838,433)
TOTAL NET ASSETS — 100.0%		$1,607,309,091

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	31,791,343	USD	8,229,490	Goldman Sachs & Co.	3/20/19	$(72,740)
CAD	22,260,811	USD	16,736,949	Morgan Stanley	3/20/19	(401,761)
USD	8,680,642	CHF	8,536,370	UBS AG	3/20/19	(66,575)
EUR	2,967,584	USD	3,402,893	JPMorgan Chase Bank N.A.	3/20/19	19,164
USD	16,677,682	HUF	4,705,107,756	UBS AG	3/20/19	(203,612)
NOK	63,624,085	USD	7,461,704	Goldman Sachs & Co.	3/20/19	(78,359)
PLN	31,382,747	USD	8,313,090	Goldman Sachs & Co.	3/20/19	87,784
SEK	77,596,481	USD	8,604,355	Goldman Sachs & Co.	3/20/19	204,775
						$(511,324)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	295	March 2019	$29,500,000	$33,832,813	$501,758

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	8/19/19	$24,500,000	$649	$(1,196,291)	$(1,195,642)
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	635	(277,259)	(276,624)
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	744	(533,173)	(532,429)
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	643	(249,288)	(248,645)
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(610)	(2,778)	(3,388)
					$2,061	$(2,258,789)	$(2,256,728)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(6)	CPURNSA	Receive	1.41%	8/27/20	$40,000,000	$489,023
Bank of America N.A.(6)	CPURNSA	Receive	1.49%	9/3/20	$9,700,000	78,888
Barclays Bank plc	CPURNSA	Receive	1.64%	2/3/20	$49,000,000	(331,554)
						$236,357
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,127,703.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $155,798,138, which represented 9.7% of total net assets.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(4)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $598,537.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,320,229,649	—
Asset-Backed Securities	—	73,193,937	—
Corporate Bonds	—	52,819,327	—
Collateralized Loan Obligations	—	43,510,366	—
Collateralized Mortgage Obligations	—	41,540,563	—
Bank Loan Obligations	—	28,109,177	—
Commercial Mortgage-Backed Securities	—	8,442,945	—
Sovereign Governments and Agencies	—	2,132,061	—
Temporary Cash Investments	212,499	41,957,000	—
	212,499	1,611,935,025	—
Other Financial Instruments
Futures Contracts	501,758	—	—
Swap Agreements	—	567,911	—
Forward Foreign Currency Exchange Contracts	—	311,723	—
	501,758	879,634	—
Liabilities
Other Financial Instruments
Swap Agreements	—	2,588,282	—
Forward Foreign Currency Exchange Contracts	—	823,047	—
	—	3,411,329	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
December 31, 2018

Short Duration Strategic Income - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 53.2%
Aerospace and Defense — 1.0%
United Technologies Corp., 1.50%, 11/1/19	800,000	790,480
Airlines — 0.4%
United Continental Holdings, Inc., 4.25%, 10/1/22	350,000	338,187
Auto Components — 0.8%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	300,000	295,125
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	400,000	398,258
		693,383
Automobiles — 1.3%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	250,000	251,237
General Motors Financial Co., Inc., 3.15%, 1/15/20	700,000	695,900
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)	125,000	116,406
		1,063,543
Banks — 6.0%
Banco Santander SA, 3.50%, 4/11/22	600,000	589,227
Banistmo SA, 3.65%, 9/19/22	200,000	190,750
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	500,000	490,351
Bank of America Corp., VRN, 3.00%, 12/20/23	271,000	263,248
Citigroup, Inc., 2.70%, 3/30/21	600,000	591,015
Citigroup, Inc., 2.90%, 12/8/21	400,000	393,786
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	206,067
JPMorgan Chase & Co., 4.625%, 5/10/21	500,000	514,716
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	800,000	814,751
Wells Fargo & Co., 3.07%, 1/24/23	750,000	730,877
Zenith Bank plc, MTN, 6.25%, 4/22/19	200,000	200,231
		4,985,019
Beverages — 1.5%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	585,000	570,130
Constellation Brands, Inc., 2.00%, 11/7/19	700,000	691,532
		1,261,662
Biotechnology — 2.1%
AbbVie, Inc., 2.50%, 5/14/20	600,000	594,417
Biogen, Inc., 3.625%, 9/15/22	575,000	576,972
Celgene Corp., 3.25%, 8/15/22	575,000	564,973
		1,736,362
Chemicals — 1.1%
Ashland LLC, 4.75%, 8/15/22	350,000	346,062
Sherwin-Williams Co. (The), 2.25%, 5/15/20	600,000	590,925
		936,987
Commercial Services and Supplies — 2.2%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	300,000	288,000
Republic Services, Inc., 3.55%, 6/1/22	750,000	753,650
Waste Management, Inc., 4.75%, 6/30/20	750,000	767,645
		1,809,295

Communications Equipment — 0.6%
HTA Group Ltd., 9.125%, 3/8/22	400,000	407,616
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	100,000	100,989
		508,605
Construction Materials — 1.1%
Cemex SAB de CV, 6.125%, 5/5/25	200,000	195,562
Owens Corning, 4.20%, 12/15/22	700,000	695,604
		891,166
Consumer Finance — 1.3%
Ally Financial, Inc., 3.50%, 1/27/19	350,000	349,956
American Express Credit Corp., MTN, 2.20%, 3/3/20	750,000	742,008
		1,091,964
Containers and Packaging — 1.4%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	200,000	189,958
Ball Corp., 4.375%, 12/15/20	100,000	100,625
Ball Corp., 5.00%, 3/15/22	300,000	302,250
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	250,000	244,688
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	6,784	6,775
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	300,000	286,125
		1,130,421
Diversified Financial Services — 1.5%
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	400,000	398,766
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	400,000	386,182
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(1)	500,000	494,747
		1,279,695
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 2.45%, 6/30/20	200,000	197,438
AT&T, Inc., 3.875%, 8/15/21	550,000	555,796
Orange SA, 4.125%, 9/14/21	500,000	510,286
		1,263,520
Electric Utilities — 0.7%
American Electric Power Co., Inc., 2.15%, 11/13/20	600,000	588,182
Energy Equipment and Services — 0.1%
Transocean, Inc., 9.00%, 7/15/23(1)	75,000	74,906
Entertainment — 2.4%
Activision Blizzard, Inc., 2.30%, 9/15/21	575,000	560,328
Netflix, Inc., 5.375%, 2/1/21	450,000	456,750
Viacom, Inc., 3.125%, 6/15/22	600,000	584,334
VTR Finance BV, 6.875%, 1/15/24	359,000	360,346
		1,961,758
Equity Real Estate Investment Trusts (REITs) — 1.4%
Equinix, Inc., 5.375%, 4/1/23	350,000	349,562
Essex Portfolio LP, 3.625%, 8/15/22	600,000	599,879
VEREIT Operating Partnership LP, 4.125%, 6/1/21	200,000	201,937
		1,151,378
Food Products — 0.7%
Conagra Brands, Inc., 3.80%, 10/22/21	600,000	600,581
Gas Utilities — 1.7%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	100,854

Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	500,000	513,636
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	125,000	125,078
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	200,000	206,106
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	350,000	321,677
TransCanada PipeLines Ltd., VRN, 4.83%, (3-month LIBOR plus 2.21%), 5/15/67	200,000	162,025
		1,429,376
Health Care Equipment and Supplies — 0.5%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	375,000	376,301
Health Care Providers and Services — 3.6%
Anthem, Inc., 2.50%, 11/21/20	600,000	591,910
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	300,000	279,750
DaVita, Inc., 5.75%, 8/15/22	150,000	149,625
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	600,000	600,918
HCA, Inc., 5.00%, 3/15/24	200,000	198,500
Tenet Healthcare Corp., 4.75%, 6/1/20	400,000	400,540
UnitedHealth Group, Inc., 2.875%, 12/15/21	800,000	797,713
		3,018,956
Hotels, Restaurants and Leisure — 1.3%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	300,000	284,250
International Game Technology plc, 6.25%, 2/15/22(1)	175,000	176,313
MGM Resorts International, 6.625%, 12/15/21	300,000	308,250
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	300,000	294,572
		1,063,385
Household Durables — 0.6%
Lennar Corp., 2.95%, 11/29/20	500,000	485,700
Insurance — 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	500,000	503,612
American International Group, Inc., 4.125%, 2/15/24	235,000	236,216
International Lease Finance Corp., 4.625%, 4/15/21	235,000	237,359
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	700,000	721,511
		1,698,698
Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	200,000	198,938
Machinery — 0.7%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	600,000	588,267
Media — 4.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	400,000	397,250
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	600,000	599,480
CSC Holdings LLC, 6.75%, 11/15/21	410,000	421,275
Discovery Communications LLC, 5.625%, 8/15/19	592,000	599,818
DISH DBS Corp., 5.125%, 5/1/20	300,000	297,000
Lamar Media Corp., 5.375%, 1/15/24	300,000	301,500
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(1)	400,000	404,262
TBG Global Pte Ltd., 5.25%, 2/10/22	200,000	197,747
TEGNA, Inc., 5.125%, 7/15/20	400,000	400,088
		3,618,420
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc., 5.00%, 12/15/21	460,000	453,100

Multi-Utilities — 1.5%
Progress Energy, Inc., 3.15%, 4/1/22	700,000	689,920
Sempra Energy, 2.875%, 10/1/22	575,000	555,004
		1,244,924
Oil, Gas and Consumable Fuels — 2.3%
Anadarko Petroleum Corp., 4.85%, 3/15/21	558,000	571,592
Antero Resources Corp., 5.375%, 11/1/21	350,000	339,063
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	200,000	202,919
Petroleos Mexicanos, 4.875%, 1/24/22	200,000	195,200
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	55,150	55,845
Williams Cos., Inc. (The), 4.125%, 11/15/20	400,000	403,264
YPF SA, 8.75%, 4/4/24	200,000	188,500
		1,956,383
Paper and Forest Products — 0.7%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	600,000	621,749
Pharmaceuticals — 1.4%
Allergan Funding SCS, 3.00%, 3/12/20	600,000	597,784
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	575,000	556,353
		1,154,137
Road and Rail — 0.3%
Rumo Luxembourg Sarl, 7.375%, 2/9/24	200,000	208,980
Semiconductors and Semiconductor Equipment — 0.9%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	600,000	580,325
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	192,500
		772,825
Software — 0.4%
Symantec Corp., 4.20%, 9/15/20	300,000	297,376
Technology Hardware, Storage and Peripherals — 0.8%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	150,000	150,208
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	300,000	300,846
Seagate HDD Cayman, 4.25%, 3/1/22	242,000	231,433
		682,487
Wireless Telecommunication Services — 0.4%
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	200,000	204,303
Digicel Group Ltd., 8.25%, 9/30/20	200,000	136,000
		340,303
TOTAL CORPORATE BONDS (Cost $45,083,574)		44,367,399
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.0%
Private Sponsor Collateralized Mortgage Obligations — 2.6%
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 6/25/34	33,160	33,032
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.07%, 2/25/35	61,081	61,728
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.17%, 11/25/34	80,194	78,004
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	22,214	22,391
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.29%, 8/25/34	66,453	65,783
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.47%, 8/25/35	67,953	68,712
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, (1-year H15T1Y plus 2.15%), 9/25/35	89,309	90,438
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.30%, 1/25/37	46,351	41,702
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.30%, 9/25/35	47,941	48,882

GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.43%, 9/25/35	145,294	146,847
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.68%, 2/25/35	27,532	28,590
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	498,985	501,922
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.25%, (1-month LIBOR plus 0.74%), 9/25/44	99,299	97,665
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.67%, 3/25/35	53,921	53,031
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.58%, 2/25/34	7,450	7,726
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.61%, 9/25/34	25,095	25,766
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.42%, 3/25/35	45,838	46,530
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.50%, 10/25/35	100,000	101,408
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.34%, 7/25/36	43,750	44,070
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 4.14%, 7/25/36	108,103	108,006
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.43%, 7/25/36	40,669	40,653
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.73%, 10/25/36	26,301	25,938
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.70%, 10/25/36	93,178	91,867
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.86%, 12/25/36	154,758	145,600
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.14%, 4/25/36	72,984	72,235
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	39,987	38,977
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	14,948	15,146
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	86,008	85,106
		2,187,755
U.S. Government Agency Collateralized Mortgage Obligations — 10.4%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.76%, (1-month LIBOR plus 3.25%), 5/25/25	100,000	108,729
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.71%, (1-month LIBOR plus 1.20%), 10/25/29	309,543	311,356
FHLMC, Series 2018-DNA1, Class M2, VRN, 4.31%, (1-month LIBOR plus 1.80%), 7/25/30	300,000	288,698
FNMA, Series 2014-C02, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	288,769	299,338
FNMA, Series 2016-55, Class PI, 4.00%, 8/25/46	3,637,894	663,681
FNMA, Series 2016-C03, Class 2M2, VRN, 8.41%, (1-month LIBOR plus 5.90%), 10/25/28	49,259	55,552
FNMA, Series 2017-7, Class AI, 6.00%, 2/25/47	2,697,764	626,952
FNMA, Series 2017-C03, Class 1M1, VRN, 3.46%, (1-month LIBOR plus 0.95%), 10/25/29	294,764	295,102
FNMA, Series 2017-C03, Class 1M2, VRN, 5.51%, (1-month LIBOR plus 3.00%), 10/25/29	125,000	129,475
FNMA, Series 2017-C05, Class 1M2, VRN, 4.71%, (1-month LIBOR plus 2.20%), 1/25/30	350,000	351,067
FNMA, Series 2017-C07, Class 1M2, VRN, 4.91%, (1-month LIBOR plus 2.40%), 5/25/30	1,125,000	1,134,702
FNMA, Series 2018-C01, Class 1M1, VRN, 3.11%, (1-month LIBOR plus 0.60%), 7/25/30	929,122	926,197
FNMA, Series 2018-C01, Class 1M2, VRN, 4.76%, (1-month LIBOR plus 2.25%), 7/25/30	2,000,000	1,956,988
FNMA, Series 2018-C03, Class 1M2, VRN, 4.66%, (1-month LIBOR plus 2.15%), 10/25/30	1,000,000	978,980
FNMA, Series 417, Class C5, 3.50%, 2/25/43	2,682,987	524,147
		8,650,964
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,984,400)		10,838,719
ASSET-BACKED SECURITIES — 12.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	66,667	66,664
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	350,000	349,004
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A SEQ, 2.50%, 2/20/21(1)	300,000	298,685
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	280,190	276,737
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	31,132	30,526
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.71%, (1-month LIBOR plus 1.25%), 12/17/33(1)	142,052	142,453
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(1)	325,000	322,354
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	200,000	198,891
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	23,359	23,256
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	209,822	206,517

Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	41,964	41,345
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	29,428	29,139
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	738,338	742,335
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.31%, (1-month LIBOR plus 0.85%), 12/17/36(1)	636,417	629,674
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.61%, (1-month LIBOR plus 1.15%), 12/17/36(1)	125,000	124,529
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.16%, (1-month LIBOR plus 0.70%), 3/17/37(1)	594,073	582,672
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.41%, (1-month LIBOR plus 0.95%), 3/17/37(1)	325,000	321,370
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.71%, (1-month LIBOR plus 1.25%), 3/17/37(1)	275,000	272,421
Invitation Homes Trust, Series 2018-SFR2, Class A, VRN, 3.36%, (1-month LIBOR plus 0.90%), 6/17/37(1)	544,164	538,819
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.54%, (1-month LIBOR plus 1.08%), 6/17/37(1)	150,000	148,970
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.74%, (1-month LIBOR plus 1.28%), 6/17/37(1)	175,000	173,810
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.61%, (1-month LIBOR plus 1.15%), 7/17/37(1)	200,000	198,851
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.71%, (1-month LIBOR plus 1.25%), 1/17/38(1)	400,000	399,324
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	117,894	117,220
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	91,677	91,665
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	103,903	102,669
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	54,355	53,231
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	21,692	21,163
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	383,174	375,528
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	279,752	282,572
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.86%, (1-month LIBOR plus 1.40%), 1/17/34(1)	549,458	550,517
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	99,680	97,829
Progress Residential Trust, Series 2018-SFR1, Class C, 3.68%, 3/17/35(1)	125,000	123,210
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	150,000	147,304
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	400,000	404,804
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(1)	275,000	278,174
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	28,147	27,923
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	35,563	35,353
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	40,943	40,369
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	98,373	97,503
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	19,175	18,656
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	215,218	216,559
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	316,087	321,411
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	219,806	216,229
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	426,342	416,669
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	88,821	87,265
VSE VOI Mortgage LLC, Series 2018-A, Class A SEQ, 3.56%, 2/20/36(1)	437,201	442,162
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	109,300	110,573
TOTAL ASSET-BACKED SECURITIES (Cost $10,803,172)		10,794,904
COLLATERALIZED LOAN OBLIGATIONS — 7.5%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.17%, (3-month LIBOR plus 1.55%), 5/15/30(1)	1,000,000	966,023
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.42%, (3-month LIBOR plus 0.97%), 4/17/31(1)	300,000	295,270
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.47%, (3-month LIBOR plus 1.02%), 4/17/31(1)	175,000	171,600
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.85%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,000,000	950,222
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.41%, (3-month LIBOR plus 0.97%), 4/15/31(1)	300,000	295,537
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.84%, (3-month LIBOR plus 1.40%), 4/18/31(1)	325,000	313,535
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.02%, (3-month LIBOR plus 1.55%), 4/20/30(1)	750,000	728,926
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, (3-month LIBOR plus 1.60%), 7/20/31(1)	250,000	243,412

LCM XIV LP, Series 2014A, Class BR, VRN, 4.05%, (3-month LIBOR plus 1.58%), 7/20/31(1)	350,000	341,898
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.96%, (1-month LIBOR plus 1.50%), 5/15/28(1)	110,000	109,519
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.95%, (3-month LIBOR plus 1.50%), 4/19/30(1)	400,000	393,972
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.94%, (3-month LIBOR plus 1.50%), 4/15/31(1)	750,000	733,387
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.19%, (3-month LIBOR plus 1.75%), 4/18/31(1)	350,000	340,990
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.89%, (3-month LIBOR plus 1.40%), 4/25/31(1)	400,000	386,542
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,426,015)		6,270,833
BANK LOAN OBLIGATIONS(2) — 5.0%
Aerospace and Defense — 0.3%
TransDigm, Inc., 2018 Term Loan F, 5.02%, (1-month LIBOR plus 2.50%), 6/9/23	299,246	283,162
Diversified Telecommunication Services — 0.9%
CenturyLink, Inc., 2017 Term Loan B, 5.27%, (1-month LIBOR plus 2.75%), 1/31/25	228,271	213,776
Level 3 Financing Inc., 2017 Term Loan B, 4.75%, (1-month LIBOR plus 2.25%), 2/22/24	230,000	219,170
Zayo Group, LLC, 2017 Incremental Term Loan, 4.77%, (1-month LIBOR plus 2.25%), 1/19/24	330,000	317,036
		749,982
Food Products — 0.2%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.51%, (1-month LIBOR plus 2.00%), 5/24/24	42,631	41,192
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.51%, (1-month LIBOR plus 2.00%), 5/24/24	137,741	133,092
		174,284
Health Care Providers and Services — 0.5%
DaVita, Inc., Term Loan B, 6/24/21(3)	300,000	298,500
HCA Inc., 2018 Term Loan B10, 4.52%, (1-month LIBOR plus 2.00%), 3/13/25	148,875	146,349
		444,849
Hotels, Restaurants and Leisure — 1.0%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.77%, (1-month LIBOR plus 2.25%), 2/16/24	44,642	42,614
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.77%, (1-month LIBOR plus 2.25%), 2/16/24	55,062	52,561
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.27%, (1-month LIBOR plus 2.75%), 12/22/24	348,241	335,555
Hilton Worldwide Finance, LLC, Term Loan B2, 4.26%, (1-month LIBOR plus 1.75%), 10/25/23	200,698	194,246
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.52%, (1-month LIBOR plus 2.00%), 3/21/25	218,316	209,819
		834,795
IT Services — 0.4%
First Data Corporation, 2024 USD Term Loan, 4.50%, (1-month LIBOR plus 2.00%), 4/26/24	330,000	316,057
Media — 0.1%
CSC Holdings, LLC, 2017 1st Lien Term Loan, 4.71%, (1-month LIBOR plus 2.25%), 7/17/25	49,873	47,480
Pharmaceuticals — 0.7%
Catalent Pharma Solutions Inc., USD Term Loan B, 4.77%, (1-month LIBOR plus 2.25%), 5/20/24	310,740	302,816
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.38%, (1-month LIBOR plus 3.00%), 6/2/25	318,843	305,426
		608,242
Technology Hardware, Storage and Peripherals — 0.6%
Dell International LLC, 2017 Term Loan B, 4.53%, (1-month LIBOR plus 2.00%), 9/7/23	308,843	297,647
Western Digital Corporation, 2018 Term Loan B4, 4.26%, (1-month LIBOR plus 1.75%), 4/29/23	228,275	218,384
		516,031
Wireless Telecommunication Services — 0.3%
Sprint Communications, Inc., 1st Lien Term Loan B, 5.06%, (1-month LIBOR plus 2.50%), 2/2/24	248,734	237,335
TOTAL BANK LOAN OBLIGATIONS (Cost $4,391,071)		4,212,217
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	150,000	150,272
BX Trust, Series 2018-MCSF, Class A, VRN, 2.98%, (1-month LIBOR plus 0.58%), 4/15/35(1)	600,000	589,442

Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.67%, 2/10/47	260,000	273,623
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	75,000	76,683
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	250,000	248,411
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.16%, (1-month LIBOR plus 0.70%), 6/15/34(1)	150,000	147,960
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 5/15/48(1)	250,000	249,514
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	250,000	250,710
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.03%, 12/15/46	190,000	193,664
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(1)	200,000	197,952
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,421,406)		2,378,231
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Argentina — 0.2%
Argentine Republic Government International Bond, 6.875%, 4/22/21	150,000	136,089
Egypt — 0.2%
Egypt Government International Bond, 6.125%, 1/31/22	200,000	196,705
South Africa — 0.2%
Republic of South Africa Government International Bond, 5.50%, 3/9/20	200,000	203,088
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $570,781)		535,882
TEMPORARY CASH INVESTMENTS — 8.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $2,725,126), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $2,672,404)		2,672,040
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $459,597), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $446,031)		446,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,235	22,235
U.S. Treasury Bills, 2.35%, 1/8/19(4)	4,000,000	3,998,483
U.S. Treasury Bills, 2.34%, 1/24/19(4)(5)	100,000	99,859
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,238,336)		7,238,617
TOTAL INVESTMENT SECURITIES — 103.8% (Cost $87,918,755)		86,636,802
OTHER ASSETS AND LIABILITIES — (3.8)%		(3,168,315)
TOTAL NET ASSETS — 100.0%		$83,468,487

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1	EUR	1	JPMorgan Chase Bank N.A.	3/20/19	$—

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	13	March 2019	$1,300,000	$1,586,203	$(34,206)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $23,427,472, which represented 28.1% of total net assets.

(2)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(3)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(4)	The rate indicated is the yield to maturity at purchase.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $61,907.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	44,367,399	—
Collateralized Mortgage Obligations	—	10,838,719	—
Asset-Backed Securities	—	10,794,904	—
Collateralized Loan Obligations	—	6,270,833	—
Bank Loan Obligations	—	4,212,217	—
Commercial Mortgage-Backed Securities	—	2,378,231	—
Sovereign Governments and Agencies	—	535,882	—
Temporary Cash Investments	22,235	7,216,382	—
	22,235	86,614,567	—
Liabilities
Other Financial Instruments
Futures Contracts	34,206	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
December 31, 2018

Strategic Income - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 45.3%
Aerospace and Defense — 0.4%
Lockheed Martin Corp., 3.80%, 3/1/45	75,000	68,849
Auto Components — 0.7%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	61,000	60,542
Tenneco, Inc., 5.00%, 7/15/26	75,000	58,069
		118,611
Automobiles — 0.8%
Ford Motor Co., 4.35%, 12/8/26	125,000	111,762
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)	25,000	23,281
		135,043
Banks — 2.1%
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	150,000	145,742
BBVA Bancomer SA, 7.25%, 4/22/20	100,000	103,800
Wells Fargo & Co., 3.07%, 1/24/23	125,000	121,813
		371,355
Biotechnology — 2.4%
AbbVie, Inc., 2.50%, 5/14/20	150,000	148,604
Amgen, Inc., 4.66%, 6/15/51	150,000	142,105
Celgene Corp., 5.00%, 8/15/45	150,000	139,368
		430,077
Building Products — 0.6%
Masco Corp., 4.45%, 4/1/25	100,000	100,357
Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	75,000	71,670
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	80,000	68,793
		140,463
Chemicals — 0.5%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	100,000	90,625
Commercial Services and Supplies — 1.1%
Covanta Holding Corp., 5.875%, 3/1/24	75,000	70,688
Republic Services, Inc., 3.55%, 6/1/22	125,000	125,608
		196,296
Consumer Finance — 0.8%
Ally Financial, Inc., 4.625%, 3/30/25	65,000	63,212
Discover Financial Services, 3.75%, 3/4/25	75,000	71,850
		135,062
Containers and Packaging — 1.7%
Ball Corp., 5.00%, 3/15/22	75,000	75,563
Berry Global, Inc., 5.125%, 7/15/23	75,000	74,460
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	75,000	73,406
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	75,000	71,531
		294,960
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 4.45%, 4/1/24	100,000	101,766

Energy Equipment and Services — 0.5%
Ensco plc, 8.00%, 1/31/24		46,000	38,065
Transocean, Inc., 9.00%, 7/15/23(1)		45,000	44,944
			83,009
Entertainment — 1.8%
21st Century Fox America, Inc., 6.90%, 8/15/39		75,000	98,974
Netflix, Inc., 4.875%, 4/15/28		75,000	68,625
Viacom, Inc., 3.125%, 6/15/22		150,000	146,084
			313,683
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp., 3.375%, 10/15/26		125,000	116,547
Crown Castle International Corp., 5.25%, 1/15/23		95,000	98,734
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100,000	91,000
			306,281
Food Products — 1.4%
Conagra Brands, Inc., 3.80%, 10/22/21		150,000	150,145
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		100,000	97,500
			247,645
Gas Utilities — 1.3%
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		115,000	123,113
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		125,000	115,739
			238,852
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 3.75%, 11/30/26		28,000	27,714
Health Care Providers and Services — 3.7%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22		25,000	24,000
Anthem, Inc., 2.50%, 11/21/20		150,000	147,978
Cardinal Health, Inc., 1.95%, 6/14/19		150,000	149,245
CHS / Community Health Systems, Inc., 5.125%, 8/1/21		75,000	69,937
DaVita, Inc., 5.125%, 7/15/24		80,000	75,200
Express Scripts Holding Co., 4.50%, 2/25/26		100,000	101,550
HCA, Inc., 5.00%, 3/15/24		25,000	24,812
Tenet Healthcare Corp., 4.75%, 6/1/20		75,000	75,101
			667,823
Hotels, Restaurants and Leisure — 1.6%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)		75,000	64,688
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		75,000	71,063
International Game Technology plc, 6.25%, 2/15/22(1)		80,000	80,600
MGM Resorts International, 6.625%, 12/15/21		75,000	77,062
			293,413
Household Durables — 0.8%
Lennar Corp., 4.75%, 5/30/25		75,000	70,594
PulteGroup, Inc., 5.50%, 3/1/26		75,000	72,469
			143,063
Insurance — 3.0%
American International Group, Inc., 4.50%, 7/16/44		150,000	134,420
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	100,000	115,038
CNP Assurances, VRN, 4.50%, 6/10/47	EUR	100,000	120,109
Liberty Mutual Group, Inc., VRN, 5.69%, (3-month LIBOR plus 2.91%), 3/7/67(1)		$125,000	116,562

Voya Financial, Inc., VRN, 5.65%, 5/15/53	50,000	47,115
		533,244
IT Services — 1.0%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	125,000	115,248
First Data Corp., 5.00%, 1/15/24(1)	75,000	72,469
		187,717
Machinery — 0.8%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	150,000	147,067
Media — 4.9%
AMC Networks, Inc., 4.75%, 8/1/25	100,000	91,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	70,043
Comcast Corp., 4.40%, 8/15/35	150,000	145,680
CSC Holdings LLC, 6.75%, 11/15/21	75,000	77,062
DISH DBS Corp., 5.125%, 5/1/20	75,000	74,250
Gray Television, Inc., 5.125%, 10/15/24(1)	75,000	69,338
Lamar Media Corp., 5.375%, 1/15/24	90,000	90,450
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	75,000	70,313
TEGNA, Inc., 5.125%, 7/15/20	75,000	75,016
Warner Media LLC, 3.80%, 2/15/27	120,000	112,850
		876,002
Metals and Mining — 0.4%
Freeport-McMoRan, Inc., 3.875%, 3/15/23	75,000	69,563
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Starwood Property Trust, Inc., 5.00%, 12/15/21	75,000	73,875
Multi-Utilities — 0.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	68,813
Exelon Generation Co. LLC, 5.60%, 6/15/42	100,000	98,290
		167,103
Oil, Gas and Consumable Fuels — 3.5%
Anadarko Petroleum Corp., 6.45%, 9/15/36	100,000	108,395
Antero Resources Corp., 5.375%, 11/1/21	75,000	72,656
Continental Resources, Inc., 5.00%, 9/15/22	48,000	47,713
Lukoil International Finance BV, 7.25%, 11/5/19	100,000	102,760
MEG Energy Corp., 7.00%, 3/31/24(1)	50,000	48,000
Newfield Exploration Co., 5.375%, 1/1/26	100,000	98,250
Petroleos Mexicanos, 6.00%, 3/5/20	64,000	65,248
Williams Cos., Inc. (The), 4.55%, 6/24/24	75,000	75,810
		618,832
Pharmaceuticals — 1.3%
Allergan Funding SCS, 3.00%, 3/12/20	150,000	149,446
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	19,000	18,727
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	41,875
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	40,000	30,594
		240,642
Semiconductors and Semiconductor Equipment — 0.8%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	150,000	145,081
Software — 0.8%
Symantec Corp., 5.00%, 4/15/25(1)	150,000	140,334

Specialty Retail — 0.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	75,000	72,656
Home Depot, Inc. (The), 5.95%, 4/1/41	75,000	92,322
		164,978
Technology Hardware, Storage and Peripherals — 0.3%
Seagate HDD Cayman, 4.75%, 6/1/23	55,000	51,474
Textiles, Apparel and Luxury Goods — 0.4%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	65,975
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc., 4.75%, 2/1/28	75,000	68,156
TOTAL CORPORATE BONDS (Cost $8,353,039)		8,054,990
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.9%
Private Sponsor Collateralized Mortgage Obligations — 6.5%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.07%, 2/25/35	45,811	46,296
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.17%, 11/25/34	20,621	20,058
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	41,763	42,095
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.12%, 7/25/37	8,076	7,773
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	28,060	29,101
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.29%, 8/25/34	66,453	65,783
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.47%, 8/25/35	31,711	32,066
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, (1-year H15T1Y plus 2.15%), 9/25/35	24,637	24,948
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.40%, 7/25/35	36,804	37,336
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.30%, 1/25/37	17,995	16,190
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.30%, 9/25/35	28,764	29,329
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.31%, 7/25/35	10,767	10,820
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.28%, 11/25/35	53,349	52,852
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	116,430	117,115
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.67%, 3/25/35	26,961	26,515
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.09%, 8/25/35	23,849	24,071
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.58%, 2/25/34	14,772	15,319
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	13,066	12,918
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.50%, 6/25/35	24,819	25,433
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.50%, 10/25/35	35,000	35,493
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	42,636	41,361
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	9,320	9,211
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	15,858	15,798
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 3/25/36	51,832	50,718
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.31%, 7/25/36	15,289	14,962
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.34%, 7/25/36	17,500	17,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.43%, 7/25/36	33,044	33,031
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.73%, 10/25/36	5,636	5,558
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.70%, 10/25/36	11,539	11,377
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.86%, 12/25/36	45,724	43,018
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.14%, 4/25/36	18,246	18,059
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	31,990	31,182
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	5,079	5,036
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	18,016	17,914

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	37,270	36,879
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	137,520	135,318
		1,158,561
U.S. Government Agency Collateralized Mortgage Obligations — 4.4%
FHLMC, Series 2018-DNA1, Class M2, VRN, 4.31%, (1-month LIBOR plus 1.80%), 7/25/30	100,000	96,233
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	800,751	146,085
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	638,032	148,277
FNMA, Series 2017-C05, Class 1M2, VRN, 4.71%, (1-month LIBOR plus 2.20%), 1/25/30	100,000	100,305
FNMA, Series 2017-C06, Class 2M2, VRN, 5.31%, (1-month LIBOR plus 2.80%), 2/25/30	150,000	152,866
FNMA, Series 417, Class C5, IO, 3.50%, 2/25/43	676,620	132,184
		775,950
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,941,395)		1,934,511
AFFILIATED FUNDS(2) — 8.1%
Emerging Markets Debt Fund R6 Class (Cost $1,457,042)	147,124	1,434,457
COLLATERALIZED LOAN OBLIGATIONS — 6.7%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.17%, (3-month LIBOR plus 1.55%), 5/15/30(1)	75,000	72,452
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.42%, (3-month LIBOR plus 0.97%), 4/17/31(1)	100,000	98,423
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.47%, (3-month LIBOR plus 1.02%), 4/17/31(1)	75,000	73,543
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.85%, (3-month LIBOR plus 1.40%), 4/17/31(1)	150,000	142,533
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.41%, (3-month LIBOR plus 0.97%), 4/15/31(1)	125,000	123,140
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.84%, (3-month LIBOR plus 1.40%), 4/18/31(1)	150,000	144,709
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, (3-month LIBOR plus 1.60%), 7/20/31(1)	75,000	73,024
LCM XIV LP, Series 2014A, Class BR, VRN, 4.05%, (3-month LIBOR plus 1.58%), 7/20/31(1)	125,000	122,106
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.95%, (3-month LIBOR plus 1.50%), 4/19/30(1)	75,000	73,870
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.19%, (3-month LIBOR plus 1.75%), 4/18/31(1)	125,000	121,782
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.89%, (3-month LIBOR plus 1.40%), 4/25/31(1)	150,000	144,953
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,223,755)		1,190,535
ASSET-BACKED SECURITIES — 5.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	24,868
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	62,264	61,497
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	15,566	15,263
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.71%, (1-month LIBOR plus 1.25%), 12/17/33(1)	53,270	53,420
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	8,393	8,269
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	11,771	11,656
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.31%, (1-month LIBOR plus 0.85%), 12/17/36(1)	48,955	48,436
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.61%, (1-month LIBOR plus 1.15%), 12/17/36(1)	50,000	49,811
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.71%, (1-month LIBOR plus 1.25%), 3/17/37(1)	100,000	99,062
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.74%, (1-month LIBOR plus 1.28%), 6/17/37(1)	100,000	99,320
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, VRN, 3.50%, 5/20/30(1)	6,015	5,983
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	91,677	91,665
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	39,963	39,488
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	13,589	13,308
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	71,354	69,931
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	49,840	48,915
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	75,000	73,683
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	10,555	10,471

Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	14,225	14,141
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	16,377	16,148
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	19,675	19,500
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	6,392	6,219
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	100,000	96,916
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	44,590	43,865
TOTAL ASSET-BACKED SECURITIES (Cost $1,035,086)		1,021,835
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	50,000	49,447
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.67%, 2/10/47	65,000	68,406
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	50,000	51,122
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	75,000	77,634
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	25,000	24,734
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	23,598
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	50,000	49,198
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	100,000	99,364
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	25,000	24,777
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	25,000	24,718
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	50,095
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	25,000	24,707
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	50,000	47,530
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/10/38(1)	25,000	23,706
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	60,000	60,170
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	60,000	59,425
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.03%, 12/15/46	37,000	37,713
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	40,000	38,099
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 7/13/29(1)	40,000	39,591
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	100,000	97,002
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,002,566)		971,036
BANK LOAN OBLIGATIONS(3) — 5.4%
Aerospace and Defense — 0.3%
TransDigm, Inc., 2018 Term Loan F, 5.02%, (1-month LIBOR plus 2.50%), 6/9/23	49,874	47,194
Diversified Telecommunication Services — 1.1%
CenturyLink, Inc., 2017 Term Loan B, 5.27%, (1-month LIBOR plus 2.75%), 1/31/25	69,474	65,062
Level 3 Financing, Inc., 2017 Term Loan B, 4.75%, (1-month LIBOR plus 2.25%), 2/22/24	70,000	66,704
Zayo Group, LLC, 2017 Incremental Term Loan, 4.77%, (1-month LIBOR plus 2.25%), 1/19/24	70,000	67,250
		199,016
Food Products — 0.2%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.51%, (1-month LIBOR plus 2.00%), 5/24/24	11,368	10,985
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.51%, (1-month LIBOR plus 2.00%), 5/24/24	36,731	35,491
		46,476
Health Care Providers and Services — 0.3%
HCA Inc., 2018 Term Loan B10, 4.52%, (1-month LIBOR plus 2.00%), 3/13/25	49,625	48,783
Hotels, Restaurants and Leisure — 1.4%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.77%, (1-month LIBOR plus 2.25%), 2/16/24	38,543	36,793
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.77%, (1-month LIBOR plus 2.25%), 2/16/24	31,249	29,830
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.27%, (1-month LIBOR plus 2.75%), 12/22/24	39,799	38,349
Hilton Worldwide Finance, LLC, Term Loan B2, 4.26%, (1-month LIBOR plus 1.75%), 10/25/23	72,981	70,635

MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.52%, (1-month LIBOR plus 2.00%), 3/21/25		79,388	76,297
			251,904
IT Services — 0.1%
First Data Corporation, 2024 USD Term Loan, 4.50%, (1-month LIBOR plus 2.00%), 4/26/24		20,000	19,155
Media — 0.1%
CSC Holdings, LLC, 2017 1st Lien Term Loan, 4.71%, (1-month LIBOR plus 2.25%), 7/17/25		19,949	18,992
Pharmaceuticals — 0.8%
Catalent Pharma Solutions Inc., USD Term Loan B, 4.77%, (1-month LIBOR plus 2.25%), 5/20/24		81,082	79,014
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.38%, (1-month LIBOR plus 3.00%), 6/2/25		67,375	64,540
			143,554
Technology Hardware, Storage and Peripherals — 0.8%
Dell International LLC, 2017 Term Loan B, 4.53%, (1-month LIBOR plus 2.00%), 9/7/23		79,673	76,785
Western Digital Corporation, 2018 Term Loan B4, 4.26%, (1-month LIBOR plus 1.75%), 4/29/23		64,513	61,717
			138,502
Wireless Telecommunication Services — 0.3%
Sprint Communications, Inc., 1st Lien Term Loan B, 5.06%, (1-month LIBOR plus 2.50%), 2/2/24		49,747	47,467
TOTAL BANK LOAN OBLIGATIONS (Cost $1,004,279)			961,043
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.8%
Colombia — 0.7%
Colombia Government International Bond, 7.375%, 9/18/37		100,000	121,325
Dominican Republic — 0.6%
Dominican Republic International Bond, 6.875%, 1/29/26		100,000	105,125
Egypt — 0.6%
Egypt Government International Bond, 5.75%, 4/29/20		100,000	101,081
Mexico — 1.9%
Mexican Bonos, 8.00%, 12/7/23	MXN	6,900,000	342,950
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $715,577)			670,481
PREFERRED STOCKS — 3.4%
Banks — 2.2%
Bank of America Corp., 5.20%		135,000	130,160
Citigroup, Inc., 5.90%		135,000	126,158
JPMorgan Chase & Co., 5.15%		150,000	142,125
			398,443
Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The), 5.30%		150,000	134,625
Equity Real Estate Investment Trusts (REITs) — 0.4%
Kimco Realty Corp., 5.625%		1,800	38,790
SITE Centers Corp., 6.25%		1,400	30,758
			69,548
TOTAL PREFERRED STOCKS (Cost $646,916)			602,616
TEMPORARY CASH INVESTMENTS — 5.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 10/31/19 - 2/15/44, valued at $736,864), in a joint trading account at 2.45%, dated 12/31/18, due 1/2/19 (Delivery value $722,608)			722,510
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $122,916), at 1.25%, dated 12/31/18, due 1/2/19 (Delivery value $120,008)			120,000
State Street Institutional U.S. Government Money Market Fund, Premier Class		5,298	5,298

U.S. Treasury Bills, 2.34%, 1/24/19(4)(5)	200,000	199,717
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,047,515)		1,047,525
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $18,427,170)		17,889,029
OTHER ASSETS AND LIABILITIES — (0.6)%		(100,061)
TOTAL NET ASSETS — 100.0%		$17,788,968

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	337,102	USD	87,262	Goldman Sachs & Co.	3/20/19	$(771)
CAD	233,848	USD	175,820	Morgan Stanley	3/20/19	(4,220)
USD	88,422	CHF	86,952	UBS AG	3/20/19	(678)
USD	207,227	EUR	180,718	JPMorgan Chase Bank N.A.	3/20/19	(1,167)
GBP	5	USD	6	Bank of America N.A.	3/20/19	—
USD	177,245	HUF	50,004,424	UBS AG	3/20/19	(2,164)
MXN	294,617	USD	14,461	JPMorgan Chase Bank N.A.	3/20/19	353
USD	343,459	MXN	6,972,385	JPMorgan Chase Bank N.A.	3/20/19	(7,134)
NOK	655,675	USD	76,896	Goldman Sachs & Co.	3/20/19	(808)
PLN	333,358	USD	88,304	Goldman Sachs & Co.	3/20/19	932
SEK	730,144	USD	80,963	Goldman Sachs & Co.	3/20/19	1,927
						$(13,730)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	4	March 2019	USD	400,000	$488,062	$10,045

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	2	March 2019	EUR	200,000	$303,669	$(874)
Euro-Bund 10-Year Bonds	1	March 2019	EUR	100,000	187,376	(1,491)
U.S. Treasury 5-Year Notes	4	March 2019	USD	400,000	458,750	(6,697)
					$949,795	$(9,062)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$600,000	$34,137	$(14,709)	$19,428
Markit CDX North America High Yield Index Series 31	Sell	5.00%	12/20/23	$300,000	4,407	2,183	6,590
					$38,544	$(12,526)	$26,018

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Goldman Sachs & Co./ Markit CDX Emerging Markets Index Series 29	Sell	1.00%	6/20/23	$250,000	$(10,531)	$1,365	$(9,166)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	8.30%	10/19/23	MXN	2,000,000	$456	$(2,258)	$(1,802)

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,849,903, which represented 21.6% of total net assets.

(2)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $69,895.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	8,054,990	—
Collateralized Mortgage Obligations	—	1,934,511	—
Affiliated Funds	1,434,457	—	—
Collateralized Loan Obligations	—	1,190,535	—
Asset-Backed Securities	—	1,021,835	—
Commercial Mortgage-Backed Securities	—	971,036	—
Bank Loan Obligations	—	961,043	—
Sovereign Governments and Agencies	—	670,481	—
Preferred Stocks	69,548	533,068	—
Temporary Cash Investments	5,298	1,042,227	—
	1,509,303	16,379,726	—
Other Financial Instruments
Futures Contracts	10,045	—	—
Swap Agreements	—	26,018	—
Forward Foreign Currency Exchange Contracts	—	3,212	—
	10,045	29,230	—
Liabilities
Other Financial Instruments
Futures Contracts	6,697	2,365	—
Swap Agreements	—	10,968	—
Forward Foreign Currency Exchange Contracts	—	16,942	—
	6,697	30,275	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended December 31, 2018 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,449	$42	—	$(57)	$1,434	147	—	$42

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
U.S. Government Money Market Fund
December 31, 2018

U.S. Government Money Market - Schedule of Investments
DECEMBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES(1) — 82.2%
Adjustable-Rate U.S. Government Agency Securities — 7.1%
Federal Home Loan Bank, VRN, 2.33%, (1-month LIBOR less 0.09%), 4/12/19	19,500,000	19,498,812
Federal Home Loan Bank, VRN, 2.63%, (3-month LIBOR less 0.16%), 6/20/19	45,040,000	45,054,876
Federal Home Loan Bank, VRN, 2.13%, (3-month LIBOR less 0.28%), 10/9/19	60,000,000	60,000,000
		124,553,688
Fixed-Rate U.S. Government Agency Securities — 75.1%
Federal Farm Credit Banks, 1.03%, 4/5/19	4,650,000	4,632,431
Federal Home Loan Bank, 2.30%, 1/2/19	25,000,000	24,998,431
Federal Home Loan Bank, 2.31%, 1/4/19	125,000,000	124,976,375
Federal Home Loan Bank, 2.29%, 1/9/19	130,500,000	130,434,722
Federal Home Loan Bank, 2.31%, 1/11/19	200,000,000	199,873,916
Federal Home Loan Bank, 2.32%, 1/14/19	37,000,000	36,969,537
Federal Home Loan Bank, 2.36%, 1/16/19	165,000,000	164,840,818
Federal Home Loan Bank, 2.33%, 1/18/19	14,163,000	14,147,722
Federal Home Loan Bank, 2.36%, 1/23/19	266,000,000	265,624,203
Federal Home Loan Bank, 2.35%, 1/25/19	17,000,000	16,973,877
Federal Home Loan Bank, 2.36%, 1/30/19	200,000,000	199,627,833
Federal Home Loan Bank, 2.42%, 2/6/19	10,000,000	9,976,200
Federal Home Loan Bank, 2.41%, 2/8/19	25,000,000	24,937,437
Federal Home Loan Bank, 2.43%, 2/13/19	137,000	136,609
Federal Home Loan Bank, 2.44%, 2/15/19	75,000,000	74,775,094
Federal Home Loan Bank, 2.36%, 2/20/19	15,000,000	14,951,875
Federal Home Loan Bank, 2.43%, 2/22/19	12,461,000	12,418,064
Federal Home Loan Bank, 2.45%, 3/1/19	200,000	199,213
Federal Home Loan Bank, 2.45%, 3/13/19	8,710,000	8,668,687
		1,329,163,044
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		1,453,716,732
U.S. TREASURY SECURITIES(1) — 8.7%
U.S. Treasury Bills, 2.35%, 1/31/19	79,090,000	78,938,081
U.S. Treasury Notes, 1.125%, 1/31/19	75,000,000	74,923,450
TOTAL U.S. TREASURY SECURITIES		153,861,531
CORPORATE BONDS(2) — 6.1%
Anton Mountain View LLC, VRDN, 2.55%, 1/30/19 (LOC: FHLB)	11,855,000	11,855,000
EPR GO Zone Holdings LLC, VRDN, 2.50%, 1/7/19 (LOC: FHLB)	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 2.55%, 1/7/19 (LOC: FHLB)	4,800,000	4,800,000
Manse on Marsh LP, VRDN, 2.51%, 1/7/19 (LOC: FHLB)	8,940,000	8,940,000
Northcreek Church, VRDN, 2.52%, 1/7/19 (LOC: FHLB)	5,300,000	5,300,000
Saddleback Valley Community Church, VRDN, 2.45%, 1/7/19 (LOC: FHLB)	7,205,000	7,205,000
Santa Monica Ocean Park Partners LP, VRDN, 2.55%, 1/7/19 (LOC: FHLB)	9,370,000	9,370,000
Sendero LLC, VRDN, 2.55%, 1/7/19 (LOC: FHLB)	10,030,000	10,030,000
Sendero LLC, VRDN, 2.55%, 1/7/19 (LOC: FHLB)	16,370,000	16,370,000
Varenna Care Center LP, VRDN, 2.55%, 1/7/19 (LOC: FHLB)	8,765,000	8,765,000
TOTAL CORPORATE BONDS		107,630,000
MUNICIPAL SECURITIES — 0.3%
ABAG Finance Authority for Nonprofit Corps. Rev., (2471 Shattuck LLC), VRDN, 2.48%, 1/7/19 (LOC: FNMA)(LIQ FAC: FNMA)	1,715,000	1,715,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Berkeleyan LLC), VRDN, 2.48%, 1/7/19 (LOC: FNMA)(LIQ FAC: FNMA)	500,000	500,000

California Health Facilities Financing Authority Rev., (Ampla Health), VRDN, 2.45%, 1/7/19 (LOC: FHLB and Preferred Bank )	510,000	510,000
JJB Properties LLC Rev., VRDN, 2.55%, 1/7/19 (LOC: Arvest Bank and FHLB)	3,275,000	3,275,000
TOTAL MUNICIPAL SECURITIES		6,000,000
TOTAL INVESTMENT SECURITIES — 97.3%		1,721,208,263
OTHER ASSETS AND LIABILITIES — 2.7%		47,715,631
TOTAL NET ASSETS — 100.0%		$1,768,923,894

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)	Instruments may be payable upon demand and accrue interest based upon a predetermined money market rate. Interest reset date is indicated. Rate shown is effective at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2019